Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.1%
Australia — 7.1%
Accent Group Ltd.	72,076	$80,621
AGL Energy Ltd.	32,934	215,900
ALS Ltd.	8,960	86,041
Ampol Ltd.	9,289	135,565
Ansell Ltd.	3,841	80,997
ANZ Group Holdings Ltd.	64,060	1,161,243
APA Group	65,163	320,790
ARB Corp. Ltd.	2,155	43,040
Aristocrat Leisure Ltd.	6,628	264,955
Aurizon Holdings Ltd.	59,044	114,059
Australian Clinical Labs Ltd.	23,201	43,084
Bank of Queensland Ltd.	271	1,138
Bendigo & Adelaide Bank Ltd.	7,511	49,754
BHP Group Ltd.	121,257	2,886,442
BlueScope Steel Ltd.	10,383	137,685
Brambles Ltd.	30,722	383,463
Breville Group Ltd.	4,722	92,101
Brickworks Ltd.	5,569	84,294
CAR Group Ltd.	5,508	108,084
Centuria Capital Group	47,429	46,993
Challenger Ltd.	161	605
Champion Iron Ltd.	17,719	53,662
Charter Hall Group	13,213	133,221
Cleanaway Waste Management Ltd.	54,076	87,613
Cochlear Ltd.	488	79,765
Coles Group Ltd.	35,971	437,771
Commonwealth Bank of Australia	24,378	2,292,801
Computershare Ltd.	14,653	357,297
Corporate Travel Management Ltd.	9,004	78,047
Cromwell Property Group	358,647	82,692
Dalrymple Bay Infrastructure Ltd.	54,915	131,748
Dexus	25,555	112,746
Dicker Data Ltd.	5,136	26,756
Domino's Pizza Enterprises Ltd.	2,542	40,504
Downer EDI Ltd.	14,928	50,419
Endeavour Group Ltd.	31,515	75,412
Evolution Mining Ltd.	22,101	97,921
EVT Ltd.	7,881	65,366
Flight Centre Travel Group Ltd.	6,638	57,207
Fortescue Ltd.	154,405	1,478,863
Glencore PLC	86,981	314,695
Goodman Group	13,367	236,812
GPT Group	63,476	172,460
Growthpoint Properties Australia Ltd.	40,848	57,527
Hansen Technologies Ltd.	22,222	69,238
Harvey Norman Holdings Ltd.	38,896	121,190
Helia Group Ltd.	12,850	31,950
Helloworld Travel Ltd.	39,395	37,437
IDP Education Ltd.	1,302	7,635
Iluka Resources Ltd.	30,033	72,614
Incitec Pivot Ltd.	29,769	47,304
Inghams Group Ltd.	37,688	73,509
Insurance Australia Group Ltd.	22,636	108,754
IPH Ltd.	33,290	94,181
IVE Group Ltd.	45,712	68,080
JB Hi-Fi Ltd.	5,130	296,755
Jumbo Interactive Ltd.	7,599	49,863
Lottery Corp. Ltd.	58,712	174,151
Lovisa Holdings Ltd.	4,495	67,225
Macquarie Group Ltd.	3,680	450,933
Medibank Pvt Ltd.	677	1,873
Metcash Ltd.	37,312	73,473
Mirvac Group	79,116	103,039
Monadelphous Group Ltd.	8,310	79,385
Myer Holdings Ltd.	38,809	15,720
MyState Ltd.	133	322
National Australia Bank Ltd.	44,721	948,066
New Hope Corp. Ltd.	68,850	159,173
nib holdings Ltd.	2	9
Nick Scali Ltd.	7,473	73,624
Northern Star Resources Ltd.	14,623	166,938
NRW Holdings Ltd.	28,479	48,803
Orica Ltd.	9,656	102,231
Origin Energy Ltd.	77,726	510,020
Orora Ltd.	42,690	50,012
Premier Investments Ltd.	5,378	66,791
QBE Insurance Group Ltd.	15,189	207,284
Qube Holdings Ltd.	71,774	175,773
Ramelius Resources Ltd.	45,818	67,667
Ramsay Health Care Ltd.	298	6,338
REA Group Ltd.	1,252	171,289
Reece Ltd.	5,574	54,464
Rio Tinto Ltd.(a)	10,440	751,342
Rio Tinto PLC	40,742	2,411,938
Santos Ltd.	68,058	282,453
Scentre Group	171,183	358,420
SEEK Ltd.	5,793	77,252
SGH Ltd.	4,302	133,101
Sigma Healthcare Ltd.	37,867	67,959
SmartGroup Corp. Ltd.	10,457	47,960
Sonic Healthcare Ltd.	15,382	246,917
Stanmore Resources Ltd.	6,875	9,082
Steadfast Group Ltd.	245	882
Stockland	80,296	245,179
Suncorp Group Ltd.	10,130	121,390
Super Retail Group Ltd.	11,708	94,189
Telstra Group Ltd.	365,685	959,361
TPG Telecom Ltd.	75,535	225,934
Transurban Group	48,268	402,747
Ventia Services Group Pty. Ltd.	48,907	122,515
Vicinity Ltd.	161,522	221,435
Viva Energy Group Ltd.(b)	687	730
Waypoint REIT Ltd.	56,703	83,743
Wesfarmers Ltd.	25,675	1,152,115
Westpac Banking Corp.	62,795	1,235,356
Whitehaven Coal Ltd.	3,689	12,574
WiseTech Global Ltd.	1,515	76,687
Woolworths Group Ltd.	25,963	478,085
Worley Ltd.	13,449	120,934
Total Australia		27,651,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Austria — 0.7%
ANDRITZ AG	3,272	$182,729
BAWAG Group AG(b)	1,803	185,022
CA Immobilien Anlagen AG(a)	4,229	102,327
Erste Group Bank AG	11,507	792,031
Kontron AG	3,063	73,254
Mondi PLC	16,420	243,203
Oesterreichische Post AG	3,538	119,430
Schoeller-Bleckmann Oilfield Equipment AG	2,196	84,092
Telekom Austria AG	20,897	195,030
UNIQA Insurance Group AG	213	2,255
Verbund AG	3,320	234,721
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,202	96,690
voestalpine AG	5,295	128,692
Wienerberger AG	3,320	110,027
Total Austria		2,549,503
Belgium — 0.9%
Ackermans & van Haaren NV	385	83,092
Aedifica SA	1,330	89,720
Ageas SA	5,147	307,734
Anheuser-Busch InBev SA	12,382	761,307
Azelis Group NV	3,060	53,647
Barco NV	5,589	71,179
Bekaert SA	2,767	98,873
Cofinimmo SA	340	22,422
Colruyt Group NV	3,590	147,361
D'ieteren Group	852	146,241
Elia Group SA	689	59,652
KBC Group NV	9,417	854,469
Melexis NV	990	55,395
Shurgard Self Storage Ltd.	1,066	38,460
Solvay SA	4,240	150,226
Syensqo SA	1,279	86,722
Tessenderlo Group SA	24	639
UCB SA	1,243	218,523
Warehouses De Pauw CVA	9,424	223,141
Xior Student Housing NV	2,117	62,887
Total Belgium		3,531,690
Brazil — 0.0%
Yara International ASA	2,516	75,447
Chile — 0.1%
Antofagasta PLC	12,962	279,152
China — 0.6%
BOC Hong Kong Holdings Ltd.	342,500	1,382,273
Health & Happiness H&H International Holdings Ltd.	26,500	31,574
Kerry Logistics Network Ltd.	41,000	36,097
Prosus NV	9,150	420,804
Shangri-La Asia Ltd.	4,000	2,324
VSTECS Holdings Ltd.	92,000	78,753
Wilmar International Ltd.	125,000	311,547
Total China		2,263,372
Denmark — 0.9%
Alm Brand AS	26,002	62,269
Carlsberg AS, Class B	1,666	211,497
Coloplast AS, Class B	2,156	225,755
Danske Bank AS	17,188	560,183
DSV AS	865	166,883
H Lundbeck AS	8,346	41,931
ISS AS	2,944	67,476
Novo Nordisk AS, Class B	21,052	1,431,976
Novonesis (Novozymes) B, Class B	3,164	183,701
Pandora AS	1,288	196,556
Rockwool AS, Class B	198	81,417
Spar Nord Bank AS*	1,406	42,444
Sydbank AS	984	61,519
Tryg AS	3,851	91,498
Total Denmark		3,425,105
Faroe Islands — 0.0%
Bakkafrost P/F	1,109	52,131
Finland — 1.7%
Aktia Bank OYJ	44	526
Anora Group OYJ	14,192	55,035
Cargotec OYJ, Class B	1,102	49,996
Elisa OYJ	5,988	291,588
Fortum OYJ	33,653	549,279
Huhtamaki OYJ	3,158	112,026
Kemira OYJ	4,841	104,899
Kesko OYJ, Class B	9,095	185,338
Kone OYJ, Class B	11,038	606,178
Konecranes OYJ	2,614	166,030
Lassila & Tikanoja OYJ	7,028	63,542
Metso OYJ	21,037	215,925
Nokia OYJ	95,778	500,744
Nokian Renkaat OYJ	8,353	58,324
Nordea Bank Abp	183,448	2,332,351
Orion OYJ, Class B	2,411	142,875
Outokumpu OYJ	33,149	124,252
Puuilo OYJ	10,201	125,288
Sampo OYJ, Class A	8,047	76,928
Sanoma OYJ	11,681	112,803
Talenom OYJ	10,859	36,597
TietoEVRY OYJ	6,424	110,958
Tokmanni Group Corp.	6,444	88,194
UPM-Kymmene OYJ	9,635	257,071
Valmet OYJ	6,226	167,797
Wartsila OYJ Abp	7,699	136,348
Total Finland		6,670,892
France — 10.1%
Accor SA	4,497	203,487
Aeroports de Paris SA	1,981	201,041
Air Liquide SA	7,153	1,353,250
Airbus SE	5,292	930,519
Alten SA	450	43,505
Amundi SA(b)	1,754	136,416
Antin Infrastructure Partners SA	3,378	38,314
Arkema SA	1,341	101,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
AXA SA	78,674	$3,348,358
BioMerieux	858	105,842
Bollore SE	26,861	156,682
Bouygues SA	10,022	394,166
Bureau Veritas SA	11,071	334,132
Capgemini SE	1,652	246,349
Carrefour SA	12,429	177,489
Cie de Saint-Gobain SA	8,957	887,230
Cie des Alpes	4,312	68,563
Cie Generale des Etablissements Michelin SCA	20,901	731,729
Coface SA	7,019	134,124
Covivio SA	4,410	246,759
Credit Agricole SA	135,198	2,449,837
Danone SA	13,455	1,029,596
Dassault Aviation SA	918	302,445
Dassault Systemes SE	5,823	219,773
Edenred SE	1,133	36,643
Eiffage SA	2,269	262,867
Elis SA	5,145	114,154
Engie SA	165,427	3,222,752
EssilorLuxottica SA	4,091	1,172,829
Etablissements Maurel & Prom SA	11,320	59,305
FDJ UNITED(b)	6,271	196,851
Forvia SE	11,031	89,511
Gaztransport & Technigaz SA	1,460	221,266
Gecina SA	1,404	131,717
Getlink SE	15,454	266,260
Hermes International SCA	417	1,086,020
Imerys SA	2,909	94,081
Interparfums SA	1,465	62,746
Ipsen SA	851	97,808
IPSOS SA	1,831	82,397
Klepierre SA	13,037	435,433
Legrand SA	3,654	383,811
L'Oreal SA	4,856	1,798,404
LVMH Moet Hennessy Louis Vuitton SE	5,385	3,325,510
Manitou BF SA	3,885	75,119
Mersen SA	2,802	55,510
Metropole Television SA	8,647	129,459
Nexans SA	572	55,856
Opmobility	8,795	86,596
Orange SA	89,140	1,154,987
Pernod Ricard SA	5,111	503,838
Publicis Groupe SA	5,297	496,311
Renault SA	7,887	396,585
Rexel SA	11,341	303,569
Rubis SCA	6,577	185,001
Safran SA	3,341	873,366
SEB SA	1,101	103,291
Societe BIC SA	1,340	90,612
Societe Generale SA	354	15,827
Sopra Steria Group	455	84,094
SPIE SA	3,698	157,147
Technip Energies NV	3,557	115,806
Thales SA	2,131	565,348
TotalEnergies SE	63,615	4,099,654
Valeo SE	9,572	88,756
Veolia Environnement SA	15,791	541,574
Verallia SA(b)	6,140	189,688
Vicat SACA	2,527	135,664
Vinci SA	13,111	1,647,100
Wendel SE	8	769
Total France		39,133,476
Georgia — 0.0%
Lion Finance Group PLC	1,071	75,479
TBC Bank Group PLC	28	1,492
Total Georgia		76,971
Germany — 6.9%
7C Solarparken AG	37,934	85,231
adidas AG	773	180,943
AIXTRON SE	3,464	37,923
Allianz SE, Registered Shares	11,269	4,286,036
Aurubis AG	802	75,413
Bechtle AG	1,322	48,838
Beiersdorf AG	812	104,728
Bilfinger SE	1,237	88,457
Brenntag SE	3,547	228,356
Cancom SE	2,156	52,261
Commerzbank AG	6,150	139,309
Continental AG	3,824	266,677
CTS Eventim AG & Co. KGaA	1,527	152,081
Daimler Truck Holding AG	21,446	859,921
Dermapharm Holding SE	982	38,665
Deutsche Bank AG, Registered Shares	13,451	317,040
Deutsche Boerse AG	883	259,534
Deutsche Lufthansa AG, Registered Shares	35,057	253,568
Deutsche Post AG, Registered Shares	28,393	1,210,857
Deutsche Telekom AG, Registered Shares	105,646	3,905,148
DWS Group GmbH & Co. KGaA(b)	2,668	145,107
E.ON SE	72,014	1,085,942
Evonik Industries AG	19,826	426,929
Fielmann Group AG	1,663	75,178
Freenet AG	5,716	217,587
GEA Group AG	3,702	223,539
Gerresheimer AG	499	37,758
Hannover Rueck SE	1,391	412,753
Heidelberg Materials AG	4,395	747,966
Henkel AG & Co. KGaA	4,942	355,267
HochTief AG	2,066	350,376
Hugo Boss AG	1,926	72,525
Indus Holding AG	2,424	63,758
KION Group AG	1,917	79,310
Knorr-Bremse AG	2,893	261,095
Krones AG	705	95,497
Lanxess AG	2,108	63,325
LEG Immobilien SE	1,140	80,609
Merck KGaA	436	59,624
MTU Aero Engines AG	451	156,041
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,115	1,330,565
RENK Group AG*	2,316	110,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Rheinmetall AG	283	$403,214
RWE AG	12,775	455,662
SAF-Holland SE	3,580	62,957
SAP SE	6,718	1,773,559
Siemens AG, Registered Shares	11,287	2,583,532
Siemens Healthineers AG(b)	9,861	528,439
Sirius Real Estate Ltd.	190,128	207,370
Sixt SE	1,621	138,592
Softwareone Holding AG	798	4,907
Stroeer SE & Co. KGaA	1,306	76,039
Suedzucker AG	22,900	284,223
Symrise AG	466	48,173
Talanx AG	3,146	328,617
Traton SE	13,567	455,773
Vonovia SE	15,049	405,748
Wacker Neuson SE	6,838	154,007
Total Germany		26,953,439
Hong Kong — 2.6%
AIA Group Ltd.	81,600	614,598
Bank of East Asia Ltd.	949	1,417
Cafe de Coral Holdings Ltd.	8,000	7,547
Cathay Pacific Airways Ltd.	388,000	516,648
CK Asset Holdings Ltd.	108,000	436,564
CK Infrastructure Holdings Ltd.	71,000	425,254
CLP Holdings Ltd.	89,000	725,242
CTF Services Ltd.	190,000	175,340
Dah Sing Banking Group Ltd.	66,400	73,140
DFI Retail Group Holdings Ltd., Registered Shares	72,800	173,992
Hang Lung Group Ltd.	85,000	124,982
Hang Seng Bank Ltd.	30,200	409,121
HKT Trust & HKT Ltd.	342,000	457,155
Hong Kong & China Gas Co. Ltd.	505,816	434,933
Hong Kong Exchanges & Clearing Ltd.	5,859	259,654
Hongkong Land Holdings Ltd.	62,300	269,136
Hutchison Telecommunications Hong Kong Holdings Ltd.	976,000	120,427
Jardine Matheson Holdings Ltd.	8,600	364,296
Johnson Electric Holdings Ltd.	42,000	84,537
Link REIT	81,731	382,377
Luk Fook Holdings International Ltd.	38,000	74,727
Man Wah Holdings Ltd.	136,400	78,716
MTR Corp. Ltd.	129,143	422,437
Nissin Foods Co. Ltd.	162,000	127,221
Pacific Basin Shipping Ltd.	227,000	50,475
PCCW Ltd.	363,000	225,817
Power Assets Holdings Ltd.	71,000	425,254
Prudential PLC	7,488	79,853
SmarTone Telecommunications Holdings Ltd.	216,500	120,490
Stella International Holdings Ltd.	80,500	179,204
Sun Hung Kai Properties Ltd.	66,500	631,640
SUNeVision Holdings Ltd.	140,000	123,260
Swire Pacific Ltd., Class A	22,000	193,977
Swire Pacific Ltd., Class B	95,000	132,116
Tam Jai International Co. Ltd.	227,000	43,181
Techtronic Industries Co. Ltd.	14,500	173,788
United Laboratories International Holdings Ltd.	70,000	131,537
VTech Holdings Ltd.	20,900	153,386
WH Group Ltd.(b)	340,500	312,478
Wharf Real Estate Investment Co. Ltd.	81,000	196,974
Yue Yuen Industrial Holdings Ltd.	72,000	115,492
Total Hong Kong		10,048,383
Indonesia — 0.1%
Bumitama Agri Ltd.	183,300	120,691
First Pacific Co. Ltd.	158,000	95,649
First Resources Ltd.	56,200	73,172
Nickel Industries Ltd.	96,380	35,735
Total Indonesia		325,247
Ireland — 0.2%
AIB Group PLC	30,581	196,550
Bank of Ireland Group PLC	169	1,980
C&C Group PLC	34,127	56,912
Cairn Homes PLC	25,590	52,797
Dalata Hotel Group PLC	13,573	76,093
Glanbia PLC	5,313	58,367
Kerry Group PLC, Class A	1,884	196,997
Kingspan Group PLC	1,134	90,830
Total Ireland		730,526
Israel — 0.6%
Amot Investments Ltd.	13,344	64,304
Azrieli Group Ltd.	2,373	158,669
Bank Hapoalim BM	10,625	142,771
Bank Leumi Le-Israel BM	10,791	144,249
Bezeq The Israeli Telecommunication Corp. Ltd.	96,993	142,251
Camtek Ltd.	653	37,337
Delek Group Ltd.^	1	111
Energix-Renewable Energies Ltd.	18,997	51,635
FIBI Holdings Ltd.	26	1,362
First International Bank of Israel Ltd.	48	2,411
Fox Wizel Ltd.	1,009	81,869
Gav-Yam Lands Corp. Ltd.	5,074	38,801
Harel Insurance Investments & Financial Services Ltd.	66	1,046
ICL Group Ltd.	28,371	159,023
Israel Discount Bank Ltd., Class A	563	3,885
Isramco Negev 2 LP	126,852	69,094
Matrix IT Ltd.	1,639	37,987
Mediterranean Towers Ltd.	33,260	101,914
Mega Or Holdings Ltd.	4,426	127,545
Mivne Real Estate KD Ltd.	219	583
Mizrahi Tefahot Bank Ltd.	60	2,681
Newmed Energy LP	48,375	162,118
Oil Refineries Ltd.	371,084	87,918
One Software Technologies Ltd.	6,458	118,886
Phoenix Financial Ltd.	78	1,440
Plus500 Ltd.	2,277	80,647
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,856	132,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Ratio Energies Finance LP	69,408	$69,055
Sisram Medical Ltd.(b)	111,200	68,461
Strauss Group Ltd.	6,591	137,941
Total Israel		2,228,759
Italy — 5.4%
A2A SpA	111,744	268,571
ACEA SpA	9,105	187,361
Alerion Cleanpower SpA	452	6,757
Anima Holding SpA(b)	5,682	42,872
Arnoldo Mondadori Editore SpA	4,061	9,344
Azimut Holding SpA	3,275	91,130
Banca Generali SpA	2,681	150,014
Banca Mediolanum SpA	20,009	321,396
Banca Popolare di Sondrio SpA	15,723	188,862
Banco BPM SpA	30,897	311,922
BPER Banca SpA	20,726	161,419
Brembo NV	6,725	57,287
Brunello Cucinelli SpA	775	88,404
Buzzi SpA	2,575	122,999
Coca-Cola HBC AG	8,036	363,451
Credito Emiliano SpA	9,074	122,914
De' Longhi SpA	2,696	88,706
DiaSorin SpA	423	41,809
Enav SpA(b)	30,404	119,809
Enel SpA	443,979	3,595,459
Eni SpA	102,129	1,577,353
ERG SpA	2,687	50,881
Ferrari NV	838	355,023
Ferretti SpA(a)	16,568	44,652
FinecoBank Banca Fineco SpA	3,793	74,549
Generali	28,973	1,013,386
Hera SpA	39,213	169,432
Infrastrutture Wireless Italiane SpA(b)	13,995	147,999
Intesa Sanpaolo SpA	881,758	4,509,019
Iren SpA	54,975	139,909
Italgas SpA	38,529	276,142
Leonardo SpA	5,464	264,596
Maire SpA	12,326	117,501
MARR SpA	5,514	57,835
Mediobanca Banca di Credito Finanziario SpA	22,595	421,389
MFE-MediaForEurope NV, Class A	20,707	74,842
Moncler SpA	3,144	192,222
Piaggio & C SpA	17,743	36,588
Poste Italiane SpA(b)	36,682	651,021
PRADA SpA	28,600	199,053
Prysmian SpA	3,646	198,338
RAI Way SpA(b)	19,113	119,952
Recordati Industria Chimica & Farmaceutica SpA	3,122	176,376
Rizzoli Corriere Della Sera Mediagroup SpA	86,129	93,967
Snam SpA	73,811	382,309
Technogym SpA(b)	12,102	155,694
Terna - Rete Elettrica Nazionale	27,470	248,186
UniCredit SpA	44,490	2,476,435
Unipol Assicurazioni SpA	11,177	177,720
Zignago Vetro SpA	3,745	35,235
Total Italy		20,778,090
Japan — 20.1%
ABC-Mart, Inc.	4,500	83,777
ADEKA Corp.	3,400	61,138
Advan Group Co. Ltd.	13,100	75,075
Advantest Corp.	2,500	108,198
Aeon Co. Ltd.	4,100	102,815
Aeon Hokkaido Corp.	7,600	43,148
Aeon Mall Co. Ltd.	4,300	67,344
Aica Kogyo Co. Ltd.	1,300	28,662
Aida Engineering Ltd.	21,400	128,079
Air Water, Inc.	5,400	68,177
Airport Facilities Co. Ltd.	20,000	81,985
AIT Corp.	6,600	74,324
Ajinomoto Co., Inc.	7,400	146,402
Alfresa Holdings Corp.	5,700	80,484
Alinco, Inc.	8,500	57,694
Alps Alpine Co. Ltd.	7,500	76,284
Amada Co. Ltd.	13,300	128,740
Amano Corp.	4,900	130,479
ANA Holdings, Inc.	3,700	68,277
Anritsu Corp.	6,600	59,318
Aoyama Trading Co. Ltd.	5,300	72,089
Arcs Co. Ltd.	4,100	79,730
Asahi Diamond Industrial Co. Ltd.	13,800	76,779
Asahi Group Holdings Ltd.	21,700	277,454
Asahi Intecc Co. Ltd.	2,600	41,806
Asahi Kasei Corp.	28,492	199,486
Asanuma Corp.	20,800	97,087
Asics Corp.	5,600	117,775
Autobacs Seven Co. Ltd.	9,900	99,900
Axial Retailing, Inc.	17,300	111,639
Azbil Corp.	14,600	112,424
AZ-COM MARUWA Holdings, Inc.	8,000	65,962
Bandai Namco Holdings, Inc.	8,000	267,701
BayCurrent, Inc.	1,600	69,226
Belluna Co. Ltd.	16,400	103,747
BIPROGY, Inc.	1,800	55,165
Bridgestone Corp.	14,200	569,272
Brother Industries Ltd.	6,400	115,298
Business Brain Showa-Ota, Inc.	5,700	96,969
Canon Marketing Japan, Inc.	3,000	102,334
Canon, Inc.	22,000	683,362
Capcom Co. Ltd.	3,900	95,557
Casio Computer Co. Ltd.	13,800	112,724
Cawachi Ltd.	3,700	69,601
Charm Care Corp. KK	9,700	86,790
Chubu Electric Power Co., Inc.	15,200	164,970
Chugai Pharmaceutical Co. Ltd.	14,000	636,525
Chugoku Electric Power Co., Inc.	15,900	91,440
Citizen Watch Co. Ltd.	13,600	81,123
Cleanup Corp.	22,400	98,114
Coca-Cola Bottlers Japan Holdings, Inc.	4,300	70,248
COMSYS Holdings Corp.	4,100	87,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Concordia Financial Group Ltd.	5,500	$36,088
Cosmo Energy Holdings Co. Ltd.	2,100	89,946
Create SD Holdings Co. Ltd.	2,600	50,560
CyberAgent, Inc.	6,800	51,362
Dai Nippon Printing Co. Ltd.	3,100	43,938
Dai Nippon Toryo Co. Ltd.	7,700	59,987
Daicel Corp.	13,700	118,870
Daido Steel Co. Ltd.	12,900	102,655
Daifuku Co. Ltd.	5,200	126,644
Dai-ichi Life Holdings, Inc.	22,800	172,746
Daiichi Sankyo Co. Ltd.	4,800	112,698
Daiichikosho Co. Ltd.	5,600	64,430
Daiki Aluminium Industry Co. Ltd.	18,900	125,629
Daikin Industries Ltd.	1,500	161,896
Daikyonishikawa Corp.	22,400	89,576
Daio Paper Corp.	8,000	44,028
Daito Trust Construction Co. Ltd.	1,700	174,104
Daiwa House Industry Co. Ltd.	13,600	449,089
Daiwa Securities Group, Inc.	16,400	108,990
Denka Co. Ltd.	3,500	50,028
DIC Corp.	3,800	77,301
Dip Corp.(a)	5,000	74,696
Disco Corp.	400	79,965
DMG Mori Co. Ltd.	4,200	81,239
Doutor Nichires Holdings Co. Ltd.	6,800	110,181
DTS Corp.	3,000	80,146
East Japan Railway Co.	13,300	262,549
Ebara Corp.	6,600	99,216
Electric Power Development Co. Ltd.	5,500	93,126
EM Systems Co. Ltd.	13,800	73,180
ENEOS Holdings, Inc.	57,100	298,712
ES-Con Japan Ltd.	13,400	91,221
Exedy Corp.	3,800	111,555
EXEO Group, Inc.	13,200	148,295
Fast Retailing Co. Ltd.	1,500	441,955
France Bed Holdings Co. Ltd.	5,500	47,960
Fuji Corp. Ltd.	8,400	38,984
Fuji Electric Co. Ltd.	2,100	88,415
Fuji Kyuko Co. Ltd.	8,900	133,673
Fujicco Co. Ltd.	13,200	141,145
FUJIFILM Holdings Corp.	9,500	180,706
Fujikura Composites, Inc.	5,400	50,086
Fujikura Ltd.	4,100	147,999
Fujimi, Inc.	5,100	64,526
Fujitsu General Ltd.	3,600	66,636
Fujitsu Ltd.	14,100	278,247
Fujiya Co. Ltd.	7,300	116,818
Fukui Computer Holdings, Inc.	6,500	147,352
FULLCAST Holdings Co. Ltd.	4,900	51,576
Funai Soken Holdings, Inc.	4,000	61,576
Futaba Industrial Co. Ltd.	13,900	72,316
Gecoss Corp.	12,800	88,763
GLOBERIDE, Inc.	3,600	46,222
Glory Ltd.	3,900	68,486
Godo Steel Ltd.	3,400	87,876
Goldwin, Inc.	900	49,706
Grandy House Corp.	18,000	64,638
G-Tekt Corp.	5,300	61,775
Gunma Bank Ltd.	6,300	51,882
Gunze Ltd.	3,400	59,888
Hagiwara Electric Holdings Co. Ltd.	2,300	50,679
Hakuhodo DY Holdings, Inc.	7,800	56,437
Hakuto Co. Ltd.	2,100	57,787
Hankyu Hanshin Holdings, Inc.	2,300	61,907
Harima Chemicals Group, Inc.	13,200	75,030
Haseko Corp.	7,400	97,238
Hazama Ando Corp.	7,700	70,337
Heiwado Co. Ltd.	3,200	54,353
Hirogin Holdings, Inc.	16,200	131,244
Hitachi Construction Machinery Co. Ltd.	5,500	145,169
Hitachi Ltd.	38,000	878,721
Hokkaido Gas Co. Ltd.	14,900	50,417
Hokuto Corp.	5,100	63,639
Honda Motor Co. Ltd.	136,800	1,228,126
Hoosiers Holdings Co. Ltd.	7,400	54,285
Horiba Ltd.	1,000	66,517
Hoshizaki Corp.	2,300	88,776
House Foods Group, Inc.	3,100	56,459
Hoya Corp.	1,000	112,211
HU Group Holdings, Inc.	3,700	67,906
Hulic Co. Ltd.	8,500	81,680
Hyakujushi Bank Ltd.	1,500	34,857
Ichibanya Co. Ltd.	13,100	81,207
Idemitsu Kosan Co. Ltd.	27,500	193,644
IHI Corp.	2,300	158,727
Inaba Denki Sangyo Co. Ltd.	6,300	160,091
Innotech Corp.	6,600	57,376
Inpex Corp.	30,500	419,645
Internet Initiative Japan, Inc.	2,400	41,712
Isetan Mitsukoshi Holdings Ltd.	6,300	90,135
Ishihara Sangyo Kaisha Ltd.	5,500	65,615
Isuzu Motors Ltd.	20,300	273,739
Ito En Ltd.	2,800	59,861
ITOCHU Corp.	20,400	941,423
Itochu Enex Co. Ltd.	4,400	47,166
Itoham Yonekyu Holdings, Inc.	3,160	88,435
J Front Retailing Co. Ltd.	5,300	65,249
JAC Recruitment Co. Ltd.	15,400	83,107
Japan Airlines Co. Ltd.	7,600	129,928
Japan Airport Terminal Co. Ltd.	400	10,999
Japan Exchange Group, Inc.	5,200	53,116
Japan Lifeline Co. Ltd.	6,200	63,352
Japan Tobacco, Inc.	57,400	1,579,133
Japan Wool Textile Co. Ltd.	5,400	56,080
JCU Corp.	2,400	51,839
JDC Corp.	18,800	63,865
JFE Holdings, Inc.	18,400	225,109
JSP Corp.	4,700	64,431
JTEKT Corp.	15,300	115,359
Kagome Co. Ltd.	2,400	47,145
Kakaku.com, Inc.	4,600	65,629
Kameda Seika Co. Ltd.	3,800	99,231
Kamigumi Co. Ltd.	2,500	58,412
Kaneka Corp.	2,400	61,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Kanematsu Corp.	5,200	$87,559
Kansai Electric Power Co., Inc.	8,215	97,373
Kansai Paint Co. Ltd.	2,500	35,693
Kao Corp.	4,400	190,459
Kawasaki Heavy Industries Ltd.	2,100	125,376
KDDI Corp.	52,800	833,099
Keihan Holdings Co. Ltd.	2,500	54,434
Keikyu Corp.	7,700	77,906
Keio Corp.	3,500	89,103
Keisei Electric Railway Co. Ltd.	9,800	88,307
Kewpie Corp.	3,500	68,343
Keyence Corp.	830	324,585
KH Neochem Co. Ltd.	6,100	102,714
Kikkoman Corp.	800	7,709
Kintetsu Group Holdings Co. Ltd.	5,300	113,060
Kirin Holdings Co. Ltd.	15,300	212,557
Ki-Star Real Estate Co. Ltd.	1,700	51,498
Kobayashi Pharmaceutical Co. Ltd.	500	18,961
Kobe Steel Ltd.	15,900	183,944
Koei Tecmo Holdings Co. Ltd.	8,500	111,778
Kokuyo Co. Ltd.	6,900	131,688
Komatsu Ltd.	23,600	679,561
Konami Group Corp.	1,600	188,097
Kose Corp.	800	33,275
Krosaki Harima Corp.	6,300	107,851
K's Holdings Corp.	5,700	51,896
KU Holdings Co. Ltd.	12,000	88,832
Kubota Corp.	15,600	191,010
Kumiai Chemical Industry Co. Ltd.	13,500	74,749
Kuraray Co. Ltd.	6,000	73,525
Kureha Corp.	2,500	46,108
KYB Corp.	4,600	90,407
Kyoei Steel Ltd.	5,100	64,151
Kyokuto Boeki Kaisha Ltd.	6,300	65,932
Kyorin Pharmaceutical Co. Ltd.	3,200	32,141
Kyowa Kirin Co. Ltd.	4,300	62,484
Kyudenko Corp.	1,200	38,598
Kyushu Electric Power Co., Inc.	3,200	27,936
Kyushu Railway Co.	5,200	126,923
Lasertec Corp.	100	8,479
Life Corp.	1,400	18,097
Lintec Corp.	4,400	81,091
Lixil Corp.	13,500	155,953
LY Corp.	56,500	191,293
Macnica Holdings, Inc.	5,600	72,144
Makita Corp.	3,300	108,683
Mandom Corp.	13,600	120,048
Mani, Inc.	10,100	88,309
Marubeni Corp.	38,400	611,026
Maruha Nichiro Corp.	2,800	61,059
Marvelous, Inc.	35,200	110,633
Matching Service Japan Co. Ltd.	16,100	102,173
MatsukiyoCocokara & Co.	5,600	87,647
Max Co. Ltd.	2,400	68,129
Mazda Motor Corp.	19,800	124,753
Mebuki Financial Group, Inc.	17,600	85,411
Medipal Holdings Corp.	4,300	67,143
MEIJI Holdings Co. Ltd.	3,600	78,240
MEITEC Group Holdings, Inc.	4,100	79,949
Meiwa Corp.	23,700	110,306
Milbon Co. Ltd.	2,800	55,910
Mirarth Holdings, Inc.	22,900	77,487
Miroku Jyoho Service Co. Ltd.	7,800	96,496
MISUMI Group, Inc.	3,000	49,482
Mitsubishi Chemical Group Corp.	28,400	139,968
Mitsubishi Corp.	71,300	1,252,303
Mitsubishi Electric Corp.	24,500	445,633
Mitsubishi Estate Co. Ltd.	14,500	235,817
Mitsubishi Gas Chemical Co., Inc.	4,100	63,759
Mitsubishi Heavy Industries Ltd.	24,000	405,403
Mitsubishi Logistics Corp.	15,600	100,877
Mitsubishi Materials Corp.	5,700	93,139
Mitsubishi Motors Corp.	36,400	99,532
Mitsubishi Research Institute, Inc.	1,400	43,955
Mitsubishi Shokuhin Co. Ltd.	2,000	65,601
Mitsubishi UFJ Financial Group, Inc.	166,400	2,237,732
Mitsuboshi Belting Ltd.	2,800	69,934
Mitsui Chemicals, Inc.	4,300	96,099
Mitsui Fudosan Co. Ltd.	40,900	363,899
Miura Co. Ltd.	3,500	69,197
Mizuho Financial Group, Inc.	28,750	778,830
Mizuho Medy Co. Ltd.	3,400	34,377
Mochida Pharmaceutical Co. Ltd.	3,000	63,796
MonotaRO Co. Ltd.	4,500	84,183
Moriroku Co. Ltd.	7,500	101,712
Morito Co. Ltd.	5,000	50,254
MS&AD Insurance Group Holdings, Inc.	14,300	308,396
Murata Manufacturing Co. Ltd.	23,000	354,597
Nagaileben Co. Ltd.	7,100	91,967
Nagase & Co. Ltd.	5,200	92,271
Nagoya Railroad Co. Ltd.	5,200	60,610
Nakayama Steel Works Ltd.	16,600	82,145
Nankai Electric Railway Co. Ltd.	4,900	80,296
NEC Corp.	8,400	176,662
NH Foods Ltd.	1,800	60,329
NHK Spring Co. Ltd.	7,800	83,769
Nichias Corp.	3,600	111,101
Nichicon Corp.	8,500	69,573
Nichirei Corp.	800	9,509
NIDEC Corp.	8,600	143,314
Nifco, Inc.	2,400	57,488
Nihon Flush Co. Ltd.	22,000	117,989
Nihon Kohden Corp.	2,900	38,853
Nikkiso Co. Ltd.	13,100	111,693
Nikkon Holdings Co. Ltd.	14,100	253,826
Nikon Corp.	5,700	56,489
Nintendo Co. Ltd.	16,900	1,142,564
Nippn Corp.	7,000	101,578
Nippon Ceramic Co. Ltd.	4,300	82,526
Nippon Electric Glass Co. Ltd.	2,600	60,627
Nippon Gas Co. Ltd.	5,900	88,023
Nippon Light Metal Holdings Co. Ltd.	7,100	72,168
Nippon Paint Holdings Co. Ltd.	26,000	194,904
Nippon Paper Industries Co. Ltd.	7,000	47,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Nippon Road Co. Ltd.	4,900	$61,963
Nippon Sanso Holdings Corp.	2,800	84,521
Nippon Shinyaku Co. Ltd.	2,700	68,647
Nippon Shokubai Co. Ltd.	5,600	65,235
Nippon Signal Co. Ltd.	19,100	114,314
Nippon Soda Co. Ltd.	3,800	73,769
Nippon Steel Corp.	26,500	566,186
Nippon Telegraph & Telephone Corp.	1,688,200	1,633,560
Nippon Thompson Co. Ltd.	24,400	79,299
Nishimatsu Construction Co. Ltd.	1,900	60,987
Nishi-Nippon Railroad Co. Ltd.	4,600	66,136
Nissan Chemical Corp.	1,100	32,690
Nisshin Seifun Group, Inc.	5,600	64,804
Nissin Foods Holdings Co. Ltd.	500	10,208
Niterra Co. Ltd.	4,000	120,931
Nitori Holdings Co. Ltd.	400	39,668
Nitto Denko Corp.	13,200	241,420
Nittoc Construction Co. Ltd.	15,800	108,827
NOF Corp.	6,200	83,750
Nomura Co. Ltd.	14,900	90,572
Nomura Holdings, Inc.	26,900	163,372
Nomura Real Estate Holdings, Inc.	13,700	79,796
Nomura Research Institute Ltd.	3,700	119,655
NS Solutions Corp.	3,600	92,299
NSD Co. Ltd.	3,000	67,086
NSK Ltd.	8,300	35,411
NTN Corp.	40,900	66,352
Obayashi Corp.	21,900	290,555
OBIC Business Consultants Co. Ltd.	1,100	53,323
Obic Co. Ltd.	3,500	100,853
Odakyu Electric Railway Co. Ltd.	6,200	61,279
Oiles Corp.	4,400	66,350
Oji Holdings Corp.	15,000	62,913
Okamoto Machine Tool Works Ltd.	2,100	52,662
Okamura Corp.	7,900	103,914
Okinawa Cellular Telephone Co.	4,800	137,060
OKUMA Corp.	4,100	93,493
Olympus Corp.	5,200	67,721
Ono Pharmaceutical Co. Ltd.	15,300	163,958
Onoken Co. Ltd.	5,400	54,599
Open House Group Co. Ltd.	2,800	104,312
Open Up Group, Inc.	3,600	45,403
Oracle Corp.	1,300	136,094
Oriental Land Co. Ltd.	11,900	234,355
Osaka Gas Co. Ltd.	6,500	147,048
OSG Corp.	12,000	130,881
Otsuka Corp.	4,700	101,707
Otsuka Holdings Co. Ltd.	5,500	285,151
Pacific Industrial Co. Ltd.	7,200	66,155
PALTAC Corp.	1,600	42,573
Pan Pacific International Holdings Corp.	2,900	79,297
Paramount Bed Holdings Co. Ltd.	3,000	49,833
Penta-Ocean Construction Co. Ltd.	16,200	77,046
Persol Holdings Co. Ltd.	61,900	102,615
PHC Holdings Corp.	13,100	89,442
Pola Orbis Holdings, Inc.	6,200	52,758
Press Kogyo Co. Ltd.	19,000	71,024
Prima Meat Packers Ltd.	5,000	74,295
Quick Co. Ltd.	4,000	51,144
Recruit Holdings Co. Ltd.	5,600	286,741
Rengo Co. Ltd.	13,000	68,877
Resona Holdings, Inc.	23,000	197,947
Resonac Holdings Corp.	2,200	43,635
Resorttrust, Inc.	9,400	91,240
Restar Corp.	6,900	105,664
Retail Partners Co. Ltd.	6,600	59,450
Ricoh Co. Ltd.	14,200	149,749
Riken Vitamin Co. Ltd.	3,700	59,852
Rinnai Corp.	4,100	94,755
Rohto Pharmaceutical Co. Ltd.	1,900	28,416
Roland Corp.	4,000	100,709
Royal Holdings Co. Ltd.	3,400	58,069
Ryobi Ltd.	3,900	58,367
Ryohin Keikaku Co. Ltd.	4,100	111,342
S Foods, Inc.	5,700	94,835
Saibu Gas Holdings Co. Ltd.	3,300	37,714
Sakata Seed Corp.	3,100	69,965
San-Ai Obbli Co. Ltd.	5,600	64,486
Sangetsu Corp.	5,500	106,955
Sanki Engineering Co. Ltd.	5,400	121,874
Sankyo Co. Ltd.	13,200	191,856
Sankyu, Inc.	1,800	73,810
Sanoh Industrial Co. Ltd.	13,400	59,141
Sanrio Co. Ltd.	2,500	114,852
Sanshin Electronics Co. Ltd.	3,900	53,542
Santen Pharmaceutical Co. Ltd.	8,400	79,652
Sanwa Holdings Corp.	6,300	200,914
Sanyo Chemical Industries Ltd.	2,700	70,416
Sato Shoji Corp.	13,100	130,089
SCREEN Holdings Co. Ltd.	1,700	109,078
Scroll Corp.	8,500	57,466
SCSK Corp.	5,200	128,313
Secom Co. Ltd.	3,900	132,669
Sega Sammy Holdings, Inc.	2,800	53,860
Seikitokyu Kogyo Co. Ltd.	8,700	88,024
Seiko Epson Corp.	8,600	137,247
Seino Holdings Co. Ltd.	3,900	60,140
Sekisui Chemical Co. Ltd.	13,900	236,516
Sekisui House Ltd.	16,400	366,297
Senshu Ikeda Holdings, Inc.	17,200	50,033
Seria Co. Ltd.	1,800	30,165
Seven Bank Ltd.	400	749
SG Holdings Co. Ltd.	15,200	152,061
Shimadzu Corp.	2,600	64,852
Shimano, Inc.	1,000	140,330
Shindengen Electric Manufacturing Co. Ltd.	4,900	66,419
Shin-Etsu Chemical Co. Ltd.	22,300	631,689
Shin-Etsu Polymer Co. Ltd.	5,800	58,217
Shinnihonseiyaku Co. Ltd.	5,900	92,639
Shionogi & Co. Ltd.	15,500	232,801
Ship Healthcare Holdings, Inc.	5,600	75,046
SHO-BOND Holdings Co. Ltd.	3,800	121,288
Showa Sangyo Co. Ltd.	3,900	73,937
Siix Corp.	14,900	108,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
SKY Perfect JSAT Holdings, Inc.	16,500	$129,427
Skymark Airlines, Inc.	16,100	55,662
SMS Co. Ltd.	400	3,012
Socionext, Inc.	4,400	52,506
SoftBank Corp.	1,110,800	1,548,019
Sohgo Security Services Co. Ltd.	15,800	118,548
Sojitz Corp.	7,580	166,361
Solasto Corp.	21,000	64,317
Sompo Holdings, Inc.	8,000	241,862
Sony Group Corp.	23,600	594,182
Sotetsu Holdings, Inc.	4,900	71,727
Starts Corp., Inc.	2,400	62,993
Studio Alice Co. Ltd.	9,600	131,604
Subaru Corp.	17,200	304,226
Sumida Corp.	7,800	50,491
Sumitomo Bakelite Co. Ltd.	2,400	53,460
Sumitomo Corp.	27,600	622,357
Sumitomo Electric Industries Ltd.	18,600	306,725
Sumitomo Forestry Co. Ltd.	3,700	111,564
Sumitomo Heavy Industries Ltd.	5,500	112,177
Sumitomo Mitsui Construction Co. Ltd.	25,500	71,108
Sumitomo Mitsui Financial Group, Inc.	48,300	1,225,749
Sumitomo Osaka Cement Co. Ltd.	2,300	55,370
Sumitomo Realty & Development Co. Ltd.	3,500	130,905
Sumitomo Rubber Industries Ltd.	6,400	80,588
Sumitomo Seika Chemicals Co. Ltd.	3,100	103,651
Sundrug Co. Ltd.	3,000	84,439
Suntory Beverage & Food Ltd.	3,000	99,264
Sun-Wa Technos Corp.	5,800	82,381
Suzuden Corp.	4,300	54,404
Suzuki Motor Corp.	24,900	301,384
Sysmex Corp.	3,300	62,606
Systena Corp.	26,900	64,938
T&D Holdings, Inc.	3,700	78,533
Tachi-S Co. Ltd.	7,600	87,262
Taiheiyo Cement Corp.	2,500	65,150
Takara Holdings, Inc.	16,000	122,563
Takara Standard Co. Ltd.	7,500	88,120
Takasago Thermal Engineering Co. Ltd.	2,600	96,531
Takashimaya Co. Ltd.	5,100	41,267
Takeda Pharmaceutical Co. Ltd.	37,200	1,097,791
Tama Home Co. Ltd.	3,500	84,609
Tamura Corp.	18,500	62,846
TDK Corp.	18,800	194,361
TechnoPro Holdings, Inc.	3,000	66,203
Teijin Ltd.	3,200	28,043
Terumo Corp.	5,500	102,872
TIS, Inc.	4,100	113,344
Toagosei Co. Ltd.	12,000	113,227
Tobu Railway Co. Ltd.	2,800	47,756
Toda Corp.	15,500	91,431
Toho Co. Ltd.	1,800	89,097
Toho Gas Co. Ltd.	2,200	60,848
TOKAI Holdings Corp.	14,300	94,001
Tokai Rika Co. Ltd.	4,100	61,251
Tokai Tokyo Financial Holdings, Inc.	200	647
Tokio Marine Holdings, Inc.	21,600	828,525
Tokushu Tokai Paper Co. Ltd.	2,900	67,972
Tokuyama Corp.	5,100	95,118
Tokyo Electron Device Ltd.	3,500	69,420
Tokyo Electron Ltd.	5,400	726,187
Tokyo Gas Co. Ltd.	5,700	181,551
Tokyo Ohka Kogyo Co. Ltd.	2,100	43,491
Tokyo Tatemono Co. Ltd.	5,000	84,476
Tokyu Construction Co. Ltd.	37,300	198,797
Tokyu Fudosan Holdings Corp.	15,400	102,807
Tomoku Co. Ltd.	3,200	51,400
Topre Corp.	4,000	50,314
Topy Industries Ltd.	7,800	110,892
Toray Industries, Inc.	22,300	151,510
Tosoh Corp.	6,600	90,632
TOTO Ltd.	3,100	80,703
Toyo Construction Co. Ltd.	6,600	58,126
Toyo Seikan Group Holdings Ltd.	5,900	96,466
Toyo Suisan Kaisha Ltd.	2,300	135,256
Toyo Tire Corp.	5,900	107,789
Toyobo Co. Ltd.	19,300	121,577
Toyoda Gosei Co. Ltd.	4,300	77,121
Toyota Boshoku Corp.	4,600	61,168
Toyota Motor Corp.	293,670	5,137,359
Toyota Tsusho Corp.	22,200	370,099
Transcosmos, Inc.*	2,700	57,597
Trend Micro, Inc.	2,100	140,641
Tsubaki Nakashima Co. Ltd.	3,200	8,453
Tsubakimoto Chain Co.	15,000	185,469
Tsuruha Holdings, Inc.	1,100	68,527
UBE Corp.	3,800	55,257
Uchida Yoko Co. Ltd.	1,200	61,629
Ulvac, Inc.	1,900	64,595
Unicharm Corp.	24,700	196,474
United Super Markets Holdings, Inc.	21,976	121,240
UNITED, Inc.	19,200	94,498
Universal Entertainment Corp.	6,700	47,358
USS Co. Ltd.	16,000	148,883
Valor Holdings Co. Ltd.	4,400	70,322
Valqua Ltd.	2,400	49,833
ValueCommerce Co. Ltd.	1,200	6,564
Vector, Inc.	7,000	47,091
VT Holdings Co. Ltd.	39,700	132,475
Warabeya Nichiyo Holdings Co. Ltd.	2,900	41,714
WDB Holdings Co. Ltd.	3,900	48,222
Welcia Holdings Co. Ltd.	1,800	26,030
Wellneo Sugar Co. Ltd.	4,300	66,999
West Japan Railway Co.	6,900	134,572
Will Group, Inc.	13,400	85,128
WIN-Partners Co. Ltd.	9,100	80,631
World Holdings Co. Ltd.	4,800	67,599
Yakult Honsha Co. Ltd.	5,500	104,950
YAMABIKO Corp.	4,100	65,253
Yamada Holdings Co. Ltd.	16,500	47,523
Yamaha Motor Co. Ltd.	24,000	191,307
Yamanashi Chuo Bank Ltd.	3,400	49,042
Yamazaki Baking Co. Ltd.	2,200	42,370
Yaskawa Electric Corp.	4,000	99,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Yokogawa Bridge Holdings Corp.	6,000	$100,709
Yokogawa Electric Corp.	2,900	56,103
Yokohama Rubber Co. Ltd.	3,900	89,767
Yokorei Co. Ltd.	7,800	44,179
Yondoshi Holdings, Inc.	6,400	78,877
Zenrin Co. Ltd.	16,000	113,521
Zensho Holdings Co. Ltd.	1,400	75,374
Zeon Corp.	5,900	58,984
ZERIA Pharmaceutical Co. Ltd.	7,000	105,651
Zojirushi Corp.	4,200	42,017
ZOZO, Inc.	11,600	111,160
Total Japan		77,848,868
Jersey — 0.0%
Ithaca Energy PLC	77,623	159,906
Jordan — 0.0%
Hikma Pharmaceuticals PLC	4,962	124,828
Luxembourg — 0.0%
Eurofins Scientific SE	1,636	86,982
Macau — 0.0%
Galaxy Entertainment Group Ltd.	14,000	54,702
Wynn Macau Ltd.	91,200	65,291
Total Macau		119,993
Netherlands — 2.4%
Aalberts NV	3,445	116,104
Acomo NV	5,046	116,645
Aegon Ltd.	15,819	103,380
Akzo Nobel NV	1,536	94,043
Arcadis NV	1,301	66,051
ASM International NV	252	113,076
ASML Holding NV	1,912	1,251,598
BE Semiconductor Industries NV	1,326	136,388
Brunel International NV	7,612	77,785
CTP NV(b)	13,347	238,753
Euronext NV(b)	555	80,155
Fugro NV	2,295	32,897
Heineken Holding NV	3,958	286,026
Heineken NV	4,634	377,326
IMCD NV	865	114,601
ING Groep NV	150,708	2,928,680
JDE Peet's NV	10,276	224,445
Koninklijke Ahold Delhaize NV	19,739	736,891
Koninklijke KPN NV	123,800	523,816
Koninklijke Vopak NV	4,296	186,086
PostNL NV(a)	49,618	53,169
SBM Offshore NV	7,661	162,943
Sligro Food Group NV	5,492	62,409
Universal Music Group NV	19,736	542,138
Wereldhave NV	7,112	122,918
Wolters Kluwer NV	2,322	360,056
Total Netherlands		9,108,379
Nigeria — 0.1%
Airtel Africa PLC(b)	99,261	212,169
Norway — 2.4%
ABG Sundal Collier Holding ASA	2,203	1,522
Aker ASA, Class A	2,837	167,506
Aker Solutions ASA	2,858	9,148
Austevoll Seafood ASA	11,643	108,255
Avance Gas Holding Ltd.(b)	96	93
Bouvet ASA	14,872	105,597
DNB Bank ASA	48,811	1,276,495
Equinor ASA	134,704	3,563,030
Europris ASA(b)	10,510	83,853
Frontline PLC	10,714	156,317
Gjensidige Forsikring ASA	74	1,699
Golden Ocean Group Ltd.	10,667	85,278
Hoegh Autoliners ASA	19,066	138,362
Kongsberg Gruppen ASA	2,320	338,046
Leroy Seafood Group ASA	17,449	81,525
Mowi ASA	9,792	180,882
MPC Container Ships ASA	44,654	67,439
Odfjell SE, Class A	3,218	27,553
Orkla ASA	22,770	249,214
Panoro Energy ASA	41,053	107,361
Protector Forsikring ASA	1,689	54,351
Rana Gruber ASA	10,218	65,859
Salmar ASA	4,276	204,573
SpareBank 1 SMN	10,869	188,560
SpareBank 1 Sor-Norge ASA	3,899	62,697
Sparebanken Vest	8,251	107,772
Stolt-Nielsen Ltd.	4,082	95,127
Storebrand ASA	131	1,654
Telenor ASA	73,424	1,048,949
TGS ASA	7,092	66,749
Var Energi ASA	132,333	425,967
Veidekke ASA	11,658	162,454
Wallenius Wilhelmsen ASA	29,771	205,451
Total Norway		9,439,338
Portugal — 0.4%
EDP SA	128,083	430,562
Galp Energia SGPS SA	13,885	243,427
Jeronimo Martins SGPS SA	14,808	313,514
Navigator Co. SA	30,302	107,165
NOS SGPS SA	23,204	110,411
REN - Redes Energeticas Nacionais SGPS SA	45,518	134,968
Semapa-Sociedade de Investimento & Gestao	7,675	126,679
Sonae SGPS SA	105,304	120,802
Total Portugal		1,587,528
Singapore — 2.9%
Bukit Sembawang Estates Ltd.	39,300	106,137
BW LPG Ltd.(b)	11,412	123,494
CapitaLand Investment Ltd.	123,600	251,963
China Aviation Oil Singapore Corp. Ltd.	142,800	90,306
City Developments Ltd.	8,000	29,819
ComfortDelGro Corp. Ltd.	146,100	158,698
DBS Group Holdings Ltd.	88,669	3,065,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Delfi Ltd.	101,300	$58,032
Digital Core REIT Management Pte. Ltd.	89,400	47,382
Genting Singapore Ltd.	325,900	181,850
Hafnia Ltd.	12,776	52,391
Keppel Infrastructure Trust	494,635	156,402
Keppel Ltd.	49,200	252,571
Netlink NBN Trust	274,300	179,588
Oversea-Chinese Banking Corp. Ltd.	145,401	1,871,466
Propnex Ltd.	142,500	121,922
Riverstone Holdings Ltd.	102,700	71,059
Sembcorp Industries Ltd.	39,800	187,733
Sheng Siong Group Ltd.	68,800	83,946
SIA Engineering Co. Ltd.	113,000	183,275
Singapore Airlines Ltd.	172,700	872,430
Singapore Exchange Ltd.	6,200	61,673
Singapore Technologies Engineering Ltd.	101,293	511,703
Singapore Telecommunications Ltd.	380,800	971,761
StarHub Ltd.	148,400	130,282
UMS Integration Ltd.	29,700	24,527
United Overseas Bank Ltd.	47,528	1,346,880
UOL Group Ltd.	15,600	68,593
Total Singapore		11,261,465
South Africa — 0.0%
Pan African Resources PLC	154,248	84,516
Spain — 5.9%
Acciona SA	500	65,244
Acerinox SA	13,327	155,619
ACS Actividades de Construccion y Servicios SA	8,501	484,392
Aedas Homes SA(b)	2,984	84,451
Aena SME SA(b)	4,181	978,235
Amadeus IT Group SA	6,407	487,920
Atresmedia Corp. de Medios de Comunicacion SA	29,224	163,521
Banco Bilbao Vizcaya Argentaria SA	281,473	3,814,273
Banco de Sabadell SA	61,267	170,812
Banco Santander SA	357,400	2,392,051
Bankinter SA	13,386	148,138
CaixaBank SA	319,004	2,472,076
Cellnex Telecom SA(b)	1,904	67,522
CIE Automotive SA(a)	1,713	41,634
Endesa SA	38,112	1,008,631
Faes Farma SA	20,605	87,361
Fluidra SA	5,997	140,313
Gestamp Automocion SA(b)	33,660	94,171
Grupo Catalana Occidente SA	2,168	114,869
Iberdrola SA	198,150	3,197,784
Industria de Diseno Textil SA	56,340	2,790,362
Inmobiliaria Colonial Socimi SA	12,160	71,653
Laboratorios Farmaceuticos Rovi SA	709	39,442
Logista Integral SA	7,245	229,929
Mapfre SA	29,109	89,363
Merlin Properties Socimi SA	21,435	228,184
Naturgy Energy Group SA	29,183	810,784
Prosegur Cash SA(b)	119,967	88,638
Prosegur Cia de Seguridad SA	32,771	74,161
Redeia Corp. SA	13,005	260,731
Repsol SA	54,049	718,120
Sacyr SA	33,024	114,580
Telefonica SA	190,680	896,805
Unicaja Banco SA(b)	768	1,415
Vidrala SA	393	39,183
Viscofan SA	1,628	112,372
Total Spain		22,734,739
Sweden — 4.1%
AAK AB	3,573	99,595
AddTech AB, Class B	3,996	116,478
AFRY AB	5,274	100,124
Alfa Laval AB	5,750	245,510
Alleima AB	9,232	77,017
Arjo AB, Class B	16,261	59,960
Assa Abloy AB, Class B	14,897	444,755
Atea ASA	5,701	70,135
Atlas Copco AB, Class A	38,248	606,936
Atlas Copco AB, Class B	23,260	324,988
Atrium Ljungberg AB, Class B	4,253	70,029
Avanza Bank Holding AB	34	1,033
Axfood AB	6,300	141,615
Beijer Alma AB	3,246	62,884
Beijer Ref AB	6,351	88,894
Billerud Aktiebolag	3,536	36,433
BioGaia AB, Class B	7,623	83,552
Bravida Holding AB(b)	9,233	83,413
Catena AB	1,547	66,992
Clas Ohlson AB, Class B	4,015	93,050
Cloetta AB, Class B	30,042	84,817
Coor Service Management Holding AB(b)	14,261	49,178
Dometic Group AB(b)	12,364	52,459
Elekta AB, Class B	8,278	43,306
Epiroc AB, Class A	13,370	267,664
Essity AB, Class B	12,133	344,721
Evolution AB(b)	1,907	141,623
Fabege AB	9,388	76,169
FastPartner AB, Class A	10,244	54,151
Getinge AB, Class B	4,458	95,772
Granges AB	5,036	57,102
H & M Hennes & Mauritz AB, Class B	29,347	385,203
Heba Fastighets AB, Class B	19,612	51,738
Hexagon AB, Class B	21,971	233,269
Hexpol AB	15,508	135,086
HMS Networks AB	1,675	73,603
Holmen AB, Class B	3,600	142,350
Hufvudstaden AB, Class A	14,610	164,788
Indutrade AB	3,342	92,158
Investment AB Latour, Class B	6,626	179,616
JM AB	468	6,709
Lagercrantz Group AB, Class B	5,958	122,421
Lifco AB, Class B	5,890	208,039
Lindab International AB	2,731	52,798
Loomis AB	2,977	120,442
Mycronic AB	2,175	90,940
NCC AB, Class B	4,053	76,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
New Wave Group AB, Class B	5,313	$52,706
Nolato AB, Class B	10,600	60,096
Nordnet AB publ	4,289	99,058
Peab AB, Class B	19,816	151,208
Platzer Fastigheter Holding AB, Class B	6,800	50,568
Saab AB, Class B	3,587	140,568
Sagax AB, Class B	4,477	93,862
Sandvik AB	16,199	338,652
Securitas AB, Class B	10,150	143,432
Skandinaviska Enskilda Banken AB, Class C	4,889	82,058
Skandinaviska Enskilda Banken AB, Class A(a)	51,450	842,553
Skanska AB, Class B	8,776	192,991
SKF AB, Class B	10,463	210,612
SkiStar AB	6,814	110,502
SSAB AB, Class A	20,426	126,073
SSAB AB, Class B	42,545	257,936
Svenska Cellulosa AB SCA, Class B	11,052	145,506
Svenska Handelsbanken AB, Class A(a)	50,835	572,616
Sweco AB, Class B	6,325	113,213
Swedbank AB, Class A(a)	39,230	890,038
Systemair AB	7,285	53,812
Tele2 AB, Class B	31,647	427,049
Telefonaktiebolaget LM Ericsson, Class B	56,234	434,864
Telia Co. AB	132,233	477,719
Thule Group AB(b)	2,521	72,279
Trelleborg AB, Class B	3,217	119,071
Troax Group AB	2,808	48,863
Vitec Software Group AB, Class B	1,990	108,067
Volvo AB, Class B	81,368	2,374,999
Volvo AB, Class A	23,379	680,533
Wallenstam AB, Class B	11,477	49,221
Wihlborgs Fastigheter AB	12,182	119,757
Total Sweden		15,916,699
Switzerland — 3.7%
ABB Ltd., Registered Shares	30,009	1,533,774
Accelleron Industries AG	3,141	144,775
Allreal Holding AG, Registered Shares	287	59,622
Avolta AG	2,789	121,175
Baloise Holding AG, Registered Shares	604	126,432
Banque Cantonale Vaudoise, Registered Shares	20	2,179
Belimo Holding AG, Registered Shares	212	129,632
BKW AG	709	123,890
Cembra Money Bank AG	8	899
Cie Financiere Richemont SA, Class A, Registered Shares	5,612	970,167
Clariant AG, Registered Shares	1,082	11,649
DKSH Holding AG	1,143	86,815
DSM-Firmenich AG	2,752	271,587
EFG International AG	5,022	74,471
Flughafen Zurich AG, Registered Shares	982	232,195
Galenica AG(b)	1,493	134,155
Geberit AG, Registered Shares	601	373,608
Georg Fischer AG, Registered Shares	2,112	153,253
Givaudan SA, Registered Shares	115	493,665
Helvetia Holding AG, Registered Shares	1,093	225,703
Kuehne & Nagel International AG, Registered Shares	2,779	639,194
Logitech International SA, Registered Shares	1,418	118,472
Lonza Group AG, Registered Shares	270	165,464
Mobilezone Holding AG, Registered Shares	3,637	52,289
OC Oerlikon Corp. AG, Registered Shares	11,017	49,958
Partners Group Holding AG	215	302,786
PSP Swiss Property AG, Registered Shares	908	141,832
Sandoz Group AG	2,546	106,588
Schindler Holding AG, Registered Shares	616	185,897
Schindler Holding AG, Participation Certificate	488	152,123
SFS Group AG	869	109,220
SGS SA, Registered Shares	4,944	491,299
SIG Group AG	5,925	109,225
Sika AG, Registered Shares	1,068	257,358
Sonova Holding AG, Registered Shares	688	199,460
Stadler Rail AG	1,048	24,401
Straumann Holding AG, Registered Shares	930	111,369
Sulzer AG, Registered Shares	1,240	209,949
Swiss Life Holding AG, Registered Shares	469	425,665
Swiss Prime Site AG, Registered Shares	1,452	178,228
Swisscom AG, Registered Shares	1,209	696,225
Tecan Group AG, Registered Shares	262	49,365
Temenos AG, Registered Shares	1,025	78,895
UBS Group AG, Registered Shares	27,232	827,040
VAT Group AG(b)	515	183,240
Vontobel Holding AG, Registered Shares	12	869
Zurich Insurance Group AG	4,533	3,150,941
Total Switzerland		14,286,998
United Kingdom — 11.7%
4imprint Group PLC	1,339	63,948
Admiral Group PLC	52	1,913
Ashtead Group PLC	3,347	179,113
Associated British Foods PLC	6,784	167,248
Assura PLC	305,362	182,174
AstraZeneca PLC	21,902	3,181,508
Auto Trader Group PLC(b)	10,670	102,494
B&M European Value Retail SA	55,866	187,772
BAE Systems PLC	40,401	813,242
Balfour Beatty PLC	18,287	102,441
Barclays PLC	214,923	798,392
Barratt Redrow PLC	22,095	120,607
Beazley PLC	5,743	68,716
Bellway PLC	3,253	99,344
Berkeley Group Holdings PLC	266	12,305
Big Yellow Group PLC	13,296	159,948
Bodycote PLC	13,008	93,353
Bridgepoint Group PLC(b)	6,640	27,512
British American Tobacco PLC	98,892	4,061,661
British Land Co. PLC	28,593	136,332
BT Group PLC	287,090	614,576
Bunzl PLC	4,239	162,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Bytes Technology Group PLC	9,068	$56,767
Centrica PLC	95,810	184,696
CK Hutchison Holdings Ltd.	108,000	607,303
Clarkson PLC	2,064	90,713
CMC Markets PLC(b)	35	94
Coats Group PLC	45,815	46,717
Compass Group PLC	23,044	759,366
Computacenter PLC	1,517	47,855
ConvaTec Group PLC(b)	38,391	127,451
Cranswick PLC	1,984	125,610
Croda International PLC	404	15,242
DCC PLC	2,193	145,635
Derwent London PLC	2,841	67,693
Diageo PLC	34,010	884,334
Diploma PLC	2,371	117,702
Domino's Pizza Group PLC	12,939	47,364
Dr. Martens PLC	67,451	44,358
Drax Group PLC	15,258	115,310
Dunelm Group PLC	10,243	117,470
Fevertree Drinks PLC	5,976	62,595
Firstgroup PLC	32,015	64,464
Games Workshop Group PLC	1,107	199,898
Grainger PLC	24,972	65,593
Great Portland Estates PLC	13,887	53,326
Greggs PLC	1,928	43,251
H&T Group PLC	4,707	23,209
Halma PLC	1,949	64,930
Hammerson PLC	19,004	60,539
Harbour Energy PLC	19,314	52,427
Hays PLC	37,280	38,159
Howden Joinery Group PLC	16,436	152,534
HSBC Holdings PLC	886,015	9,994,134
Hunting PLC	17,195	67,027
IMI PLC	6,166	150,182
Imperial Brands PLC	41,748	1,543,841
Inchcape PLC	11,780	101,874
Informa PLC	21,736	215,861
InterContinental Hotels Group PLC	2,392	254,778
International Consolidated Airlines Group SA	41,933	141,158
Intertek Group PLC	2,468	159,438
Investec PLC	10,067	62,267
ITV PLC	168,582	171,576
J Sainsbury PLC	66,016	200,414
James Halstead PLC	29,175	53,850
JD Sports Fashion PLC	2,057	1,803
Johnson Matthey PLC	5,501	94,010
Kainos Group PLC	6,120	52,452
Kingfisher PLC	16,943	55,395
Land Securities Group PLC	14,649	103,995
Lloyds Banking Group PLC	1,135,382	1,056,329
London Stock Exchange Group PLC	1,839	272,025
LondonMetric Property PLC	77,906	184,422
Marks & Spencer Group PLC	20,711	95,035
Melrose Industries PLC	11,930	73,159
Midwich Group PLC	2,583	6,868
Mitie Group PLC	79,377	117,619
MONY Group PLC	35,576	92,115
Morgan Sindall Group PLC	3,198	136,218
National Grid PLC	137,793	1,795,460
NatWest Group PLC	157,549	918,765
Next PLC	2,538	363,136
PageGroup PLC	22,154	86,872
Pearson PLC	13,757	216,279
Pennon Group PLC	15,076	87,178
Persimmon PLC	1,231	18,932
Pets at Home Group PLC	36,774	102,717
Polar Capital Holdings PLC	46	254
Primary Health Properties PLC	77,719	94,096
QinetiQ Group PLC	12,148	60,556
Reach PLC	40,028	36,786
Reckitt Benckiser Group PLC	14,261	962,707
RELX PLC	24,089	1,204,228
Renishaw PLC	1,950	64,183
Rightmove PLC	9,110	80,618
Rotork PLC	21,235	85,900
RS Group PLC	11,745	85,123
Safestore Holdings PLC	3,970	31,463
Sage Group PLC	12,306	191,720
Savills PLC	6,016	74,157
Schroders PLC	285	1,279
Segro PLC	21,761	194,032
Serco Group PLC	20,422	41,490
Severn Trent PLC	7,167	234,138
Smith & Nephew PLC	10,854	152,006
Smiths Group PLC	7,198	179,406
Softcat PLC	3,398	69,342
Spectris PLC	2,344	70,132
Spirax Group PLC	861	68,681
Spire Healthcare Group PLC(b)	25,706	58,861
SSE PLC	28,668	589,832
SSP Group PLC	25,330	49,009
Standard Chartered PLC	17,815	262,025
SThree PLC	2,179	7,411
Subsea 7 SA	8,081	128,564
Tate & Lyle PLC	19,995	133,559
Taylor Wimpey PLC	18,940	26,427
Telecom Plus PLC	4,975	111,734
Tesco PLC	145,581	624,421
TORM PLC, Class A(a)	8,029	131,129
Travis Perkins PLC	6,514	46,244
Unilever PLC	56,995	3,391,408
Unite Group PLC	19,312	202,906
United Utilities Group PLC	15,265	198,708
Vesuvius PLC	22,380	112,804
Victrex PLC	7,264	82,884
Weir Group PLC	5,305	158,860
WH Smith PLC	3,832	50,154
Whitbread PLC	3,630	114,746
Workspace Group PLC	7,065	37,844
WPP PLC	12,416	93,143
Young & Co.'s Brewery PLC, Class A(a)	936	8,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Investments	Shares	Value
Zigup PLC	21,944	$83,273
Total United Kingdom		45,553,904
United States — 8.5%
Alcon, Inc.	1,419	133,472
BP PLC	454,791	2,560,002
CSL Ltd.	3,421	531,414
Experian PLC	8,064	371,379
Ferrovial SE	8,074	359,153
GSK PLC	88,628	1,672,479
Haleon PLC	81,782	413,057
Holcim AG, Registered Shares	15,711	1,678,089
Nestle SA, Registered Shares	37,754	3,812,311
Novartis AG, Registered Shares	53,907	5,961,301
Roche Holding AG	11,734	3,852,757
Roche Holding AG, Bearer Shares	2,374	822,146
Sanofi SA	23,860	2,626,844
Schneider Electric SE	7,111	1,618,835
Shell PLC	122,980	4,484,306
Signify NV(b)	6,778	145,993
Swiss Re AG	9,067	1,537,214
Tenaris SA	22,626	441,398
Total United States		33,022,150
TOTAL COMMON STOCKS
(Cost: $320,783,845)		388,322,197
RIGHTS — 0.1%
Belgium — 0.1%
Elia Group SA*
(Cost: $0)	689	3,358
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)
(Cost: $580,529)	580,529	580,529
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $2,850,180)	2,850,180	2,850,180
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $324,214,554)		391,756,264
Other Liabilities less Assets — (1.0)%		(3,781,328)
NET ASSETS — 100.0%		$387,974,936

^	Share amount represents a fractional share.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,783,571 and the total market value of the collateral held by the Fund was $2,985,882. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $135,702.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2025	252,686	USD	400,165	AUD	$3,321	$–
Bank of America NA	4/3/2025	126,343	USD	201,009	AUD	1,083	–
Bank of America NA	4/3/2025	249,651	USD	218,801	CHF	2,319	–
Bank of America NA	4/3/2025	124,826	USD	109,599	CHF	935	–
Bank of America NA	4/3/2025	33,112	USD	226,896	DKK	259	–
Bank of America NA	4/3/2025	16,556	USD	112,869	DKK	213	–
Bank of America NA	4/3/2025	1,059,341	USD	973,400	EUR	7,819	–
Bank of America NA	4/3/2025	529,671	USD	484,209	EUR	6,601	–
Bank of America NA	4/3/2025	185,187	USD	143,047	GBP	550	–
Bank of America NA	4/3/2025	370,374	USD	286,608	GBP	436	–
Bank of America NA	4/3/2025	11,141	USD	40,394	ILS	302	–
Bank of America NA	4/3/2025	5,570	USD	20,334	ILS	114	–
Bank of America NA	4/3/2025	630,678	USD	92,773,616	JPY	10,216	–
Bank of America NA	4/3/2025	315,339	USD	46,397,214	JPY	5,039	–
Bank of America NA	4/3/2025	57,407	USD	621,431	NOK	–	(1,582)
Bank of America NA	4/3/2025	28,703	USD	306,694	NOK	–	(410)
Bank of America NA	4/3/2025	64,456	USD	645,503	SEK	192	–
Bank of America NA	4/3/2025	128,912	USD	1,294,702	SEK	15	–
Bank of America NA	4/3/2025	53,762	USD	71,411	SGD	630	–
Bank of America NA	4/3/2025	26,881	USD	35,727	SGD	299	–
Barclays Bank PLC	4/3/2025	5,205,339	USD	8,368,901	AUD	–	(9,783)
Barclays Bank PLC	4/3/2025	5,142,811	USD	4,624,061	CHF	–	(84,214)
Barclays Bank PLC	4/3/2025	682,099	USD	4,882,950	DKK	–	(24,929)
Barclays Bank PLC	4/3/2025	21,822,434	USD	20,951,521	EUR	–	(810,592)
Barclays Bank PLC	4/3/2025	7,629,703	USD	6,059,860	GBP	–	(192,045)
Barclays Bank PLC	4/3/2025	229,501	USD	825,455	ILS	8,011	–
Barclays Bank PLC	4/3/2025	12,991,961	USD	1,951,109,317	JPY	–	(56,883)
Barclays Bank PLC	4/3/2025	1,182,577	USD	13,296,137	NOK	–	(79,558)
Barclays Bank PLC	4/3/2025	2,655,587	USD	28,455,658	SEK	–	(177,375)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	1,107,489	USD	1,491,636	SGD	$–	$(2,339)
Citibank NA	4/3/2025	8,610,243	AUD	5,365,645	USD	–	(129)
Citibank NA	4/3/2025	4,689,593	CHF	5,301,191	USD	–	(89)
Citibank NA	4/3/2025	4,855,791	DKK	703,103	USD	–	(7)
Citibank NA	4/3/2025	20,823,100	EUR	22,494,487	USD	–	(189)
Citibank NA	4/3/2025	881,611	ILS	236,565	USD	–	(7)
Citibank NA	4/3/2025	2,002,415,338	JPY	13,392,067	USD	–	(93)
Citibank NA	4/3/2025	12,841,453	NOK	1,218,996	USD	–	(22)
Citibank NA	4/3/2025	27,495,092	SEK	2,737,369	USD	–	(38)
Citibank NA	4/3/2025	1,534,335	SGD	1,141,593	USD	5	–
Citibank NA	4/3/2025	5,205,339	USD	8,368,847	AUD	–	(9,750)
Citibank NA	4/3/2025	505,373	USD	801,195	AUD	6,104	–
Citibank NA	4/3/2025	5,142,811	USD	4,624,081	CHF	–	(84,238)
Citibank NA	4/3/2025	499,302	USD	440,045	CHF	1,876	–
Citibank NA	4/3/2025	682,099	USD	4,882,922	DKK	–	(24,925)
Citibank NA	4/3/2025	66,224	USD	457,294	DKK	10	–
Citibank NA	4/3/2025	21,822,434	USD	20,951,561	EUR	–	(810,635)
Citibank NA	4/3/2025	2,118,683	USD	1,960,943	EUR	361	–
Citibank NA	4/3/2025	7,629,703	USD	6,059,850	GBP	–	(192,032)
Citibank NA	4/3/2025	740,748	USD	572,134	GBP	2,268	–
Citibank NA	4/3/2025	229,501	USD	825,536	ILS	7,989	–
Citibank NA	4/3/2025	22,282	USD	81,688	ILS	363	–
Citibank NA	4/3/2025	12,991,961	USD	1,951,111,915	JPY	–	(56,900)
Citibank NA	4/3/2025	1,261,355	USD	188,762,406	JPY	–	(1,071)
Citibank NA	4/3/2025	1,182,577	USD	13,296,098	NOK	–	(79,554)
Citibank NA	4/3/2025	114,813	USD	1,204,501	NOK	476	–
Citibank NA	4/3/2025	2,655,587	USD	28,455,507	SEK	–	(177,360)
Citibank NA	4/3/2025	257,823	USD	2,585,235	SEK	445	–
Citibank NA	4/3/2025	1,107,489	USD	1,491,644	SGD	–	(2,345)
Citibank NA	4/3/2025	107,523	USD	143,659	SGD	636	–
Citibank NA	5/5/2025	1,742,084	USD	2,794,847	AUD	11	–
Citibank NA	5/5/2025	123,473	USD	851,066	DKK	–	(2)
Citibank NA	5/5/2025	216,739	USD	807,167	ILS	–	(19)
Citibank NA	5/6/2025	1,073,385	USD	945,835	CHF	–	(5)
Citibank NA	5/6/2025	4,671,467	USD	4,316,587	EUR	38	–
Citibank NA	5/6/2025	664,178	USD	6,996,790	NOK	–	(1)^
Citibank NA	5/6/2025	1,069,062	USD	10,716,919	SEK	–	(18)
Citibank NA	5/6/2025	1,153,135	USD	1,547,034	SGD	–	(3)
Citibank NA	5/7/2025	5,376,751	USD	800,876,739	JPY	55	–
Goldman Sachs	4/3/2025	8,610,367	AUD	5,365,645	USD	–	(52)
Goldman Sachs	4/3/2025	4,689,657	CHF	5,301,192	USD	–	(17)
Goldman Sachs	4/3/2025	4,855,777	DKK	703,106	USD	–	(12)
Goldman Sachs	4/3/2025	20,823,027	EUR	22,494,491	USD	–	(272)
Goldman Sachs	4/3/2025	881,601	ILS	236,569	USD	–	(14)
Goldman Sachs	4/3/2025	2,002,403,584	JPY	13,392,069	USD	–	(174)
Goldman Sachs	4/3/2025	12,841,568	NOK	1,218,996	USD	–	(11)
Goldman Sachs	4/3/2025	27,495,503	SEK	2,737,369	USD	2	–
Goldman Sachs	4/3/2025	1,534,337	SGD	1,141,596	USD	3	–
Goldman Sachs	5/5/2025	1,742,088	USD	2,794,894	AUD	–	(14)
Goldman Sachs	5/5/2025	123,473	USD	851,060	DKK	–	(1)
Goldman Sachs	5/5/2025	216,741	USD	807,060	ILS	11	–
Goldman Sachs	5/6/2025	1,073,388	USD	945,834	CHF	–	(1)
Goldman Sachs	5/6/2025	4,671,468	USD	4,316,568	EUR	59	–
Goldman Sachs	5/6/2025	664,178	USD	6,996,806	NOK	–	(2)
Goldman Sachs	5/6/2025	1,069,063	USD	10,717,143	SEK	–	(40)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	5/6/2025	1,153,138	USD	1,547,053	SGD	$–		$(14)
Goldman Sachs	5/7/2025	5,376,754	USD	800,867,508	JPY	120		–
HSBC Holdings PLC	4/3/2025	131,429	AUD	82,869	USD	–		(968)
HSBC Holdings PLC	4/3/2025	72,319	CHF	81,873	USD	–		(124)
HSBC Holdings PLC	4/3/2025	75,116	DKK	10,859	USD	17		–
HSBC Holdings PLC	4/3/2025	322,110	EUR	347,413	USD	548		–
HSBC Holdings PLC	4/3/2025	94,258	GBP	121,464	USD	199		–
HSBC Holdings PLC	4/3/2025	13,483	ILS	3,654	USD	–		(36)
HSBC Holdings PLC	4/3/2025	31,137,952	JPY	206,831	USD	1,417		–
HSBC Holdings PLC	4/3/2025	198,088	NOK	18,826	USD	–		(23)
HSBC Holdings PLC	4/3/2025	423,979	SEK	42,277	USD	–		(67)
HSBC Holdings PLC	4/3/2025	23,611	SGD	17,631	USD	–		(64)
HSBC Holdings PLC	4/3/2025	5,205,339	USD	8,368,806	AUD	–		(9,725)
HSBC Holdings PLC	4/3/2025	5,142,811	USD	4,624,061	CHF	–		(84,214)
HSBC Holdings PLC	4/3/2025	682,099	USD	4,882,922	DKK	–		(24,925)
HSBC Holdings PLC	4/3/2025	21,822,434	USD	20,951,561	EUR	–		(810,635)
HSBC Holdings PLC	4/3/2025	7,629,703	USD	6,059,860	GBP	–		(192,045)
HSBC Holdings PLC	4/3/2025	229,501	USD	825,512	ILS	7,996		–
HSBC Holdings PLC	4/3/2025	12,991,961	USD	1,951,109,317	JPY	–		(56,882)
HSBC Holdings PLC	4/3/2025	1,182,577	USD	13,295,956	NOK	–		(79,541)
HSBC Holdings PLC	4/3/2025	2,655,587	USD	28,455,172	SEK	–		(177,326)
HSBC Holdings PLC	4/3/2025	1,107,489	USD	1,491,622	SGD	–		(2,328)
Royal Bank of Canada	4/3/2025	8,610,353	AUD	5,365,645	USD	–		(60)
Royal Bank of Canada	4/3/2025	4,689,620	CHF	5,301,192	USD	–		(59)
Royal Bank of Canada	4/3/2025	4,855,813	DKK	703,106	USD	–		(7)
Royal Bank of Canada	4/3/2025	20,823,065	EUR	22,494,491	USD	–		(230)
Royal Bank of Canada	4/3/2025	30,465,250	GBP	39,323,357	USD	–		(418)
Royal Bank of Canada	4/3/2025	881,597	ILS	236,569	USD	–		(15)
Royal Bank of Canada	4/3/2025	2,002,408,874	JPY	13,392,069	USD	–		(139)
Royal Bank of Canada	4/3/2025	12,841,522	NOK	1,218,996	USD	–		(16)
Royal Bank of Canada	4/3/2025	27,495,106	SEK	2,737,369	USD	–		(37)
Royal Bank of Canada	4/3/2025	1,534,321	SGD	1,141,596	USD	–		(9)
Royal Bank of Canada	4/3/2025	5,205,336	USD	8,368,748	AUD	–		(9,691)
Royal Bank of Canada	4/3/2025	5,142,809	USD	4,624,059	CHF	–		(84,214)
Royal Bank of Canada	4/3/2025	682,098	USD	4,882,861	DKK	–		(24,917)
Royal Bank of Canada	4/3/2025	21,822,433	USD	20,951,480	EUR	–		(810,549)
Royal Bank of Canada	4/3/2025	7,629,700	USD	6,059,886	GBP	–		(192,082)
Royal Bank of Canada	4/3/2025	229,498	USD	825,495	ILS	7,997		–
Royal Bank of Canada	4/3/2025	12,991,958	USD	1,951,127,484	JPY	–		(57,007)
Royal Bank of Canada	4/3/2025	1,182,575	USD	13,296,014	NOK	–		(79,548)
Royal Bank of Canada	4/3/2025	2,655,583	USD	28,455,039	SEK	–		(177,317)
Royal Bank of Canada	4/3/2025	1,107,486	USD	1,491,611	SGD	–		(2,323)
Royal Bank of Canada	5/5/2025	1,742,088	USD	2,794,871	AUD	0	^	–
Royal Bank of Canada	5/5/2025	123,473	USD	851,064	DKK	–		(2)
Royal Bank of Canada	5/5/2025	216,741	USD	807,141	ILS	–		(11)
Royal Bank of Canada	5/6/2025	1,073,388	USD	945,825	CHF	8		–
Royal Bank of Canada	5/6/2025	4,671,468	USD	4,316,580	EUR	46		–
Royal Bank of Canada	5/6/2025	664,178	USD	6,996,792	NOK	–		(1)^
Royal Bank of Canada	5/6/2025	1,069,063	USD	10,716,863	SEK	–		(12)
Royal Bank of Canada	5/6/2025	1,153,138	USD	1,547,045	SGD	–		(8)
Royal Bank of Canada	5/7/2025	5,376,754	USD	800,865,868	JPY	131		–
Standard Chartered Bank	4/3/2025	8,610,174	AUD	5,365,645	USD	–		(172)
Standard Chartered Bank	4/3/2025	4,689,673	CHF	5,301,192	USD	1		–
Standard Chartered Bank	4/3/2025	4,855,861	DKK	703,106	USD	–		(0)^
Standard Chartered Bank	4/3/2025	20,823,085	EUR	22,494,491	USD	–		(210)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Standard Chartered Bank	4/3/2025	881,638	ILS	236,569	USD	$–		$(4)
Standard Chartered Bank	4/3/2025	2,002,410,280	JPY	13,392,069	USD	–		(129)
Standard Chartered Bank	4/3/2025	12,841,696	NOK	1,218,996	USD	1	^	–
Standard Chartered Bank	4/3/2025	27,495,448	SEK	2,737,369	USD	–		(3)
Standard Chartered Bank	4/3/2025	1,534,302	SGD	1,141,596	USD	–		(23)
Standard Chartered Bank	5/5/2025	1,742,088	USD	2,794,800	AUD	45		–
Standard Chartered Bank	5/5/2025	123,473	USD	851,087	DKK	–		(5)
Standard Chartered Bank	5/5/2025	216,741	USD	807,088	ILS	4		–
Standard Chartered Bank	5/6/2025	1,073,388	USD	945,837	CHF	–		(5)
Standard Chartered Bank	5/6/2025	4,671,468	USD	4,316,580	EUR	46		–
Standard Chartered Bank	5/6/2025	664,178	USD	6,996,933	NOK	–		(14)
Standard Chartered Bank	5/6/2025	1,069,063	USD	10,716,854	SEK	–		(11)
Standard Chartered Bank	5/6/2025	1,153,138	USD	1,547,063	SGD	–		(21)
Standard Chartered Bank	5/7/2025	5,376,754	USD	800,870,734	JPY	99		–
UBS Group AG	4/3/2025	8,610,353	AUD	5,365,645	USD	–		(60)
UBS Group AG	4/3/2025	4,689,604	CHF	5,301,192	USD	–		(77)
UBS Group AG	4/3/2025	4,855,820	DKK	703,106	USD	–		(6)
UBS Group AG	4/3/2025	20,823,065	EUR	22,494,491	USD	–		(230)
UBS Group AG	4/3/2025	881,613	ILS	236,569	USD	–		(11)
UBS Group AG	4/3/2025	2,002,362,068	JPY	13,392,069	USD	–		(452)
UBS Group AG	4/3/2025	12,841,530	NOK	1,218,996	USD	–		(15)
UBS Group AG	4/3/2025	27,495,092	SEK	2,737,369	USD	–		(38)
UBS Group AG	4/3/2025	1,534,332	SGD	1,141,596	USD	–		(0)^
UBS Group AG	4/3/2025	5,205,339	USD	8,368,874	AUD	–		(9,767)
UBS Group AG	4/3/2025	5,142,811	USD	4,624,318	CHF	–		(84,505)
UBS Group AG	4/3/2025	682,099	USD	4,882,984	DKK	–		(24,934)
UBS Group AG	4/3/2025	21,822,434	USD	20,951,622	EUR	–		(810,701)
UBS Group AG	4/3/2025	7,629,703	USD	6,059,898	GBP	–		(192,094)
UBS Group AG	4/3/2025	229,501	USD	825,513	ILS	7,996		–
UBS Group AG	4/3/2025	12,991,961	USD	1,951,110,616	JPY	–		(56,891)
UBS Group AG	4/3/2025	1,182,577	USD	13,296,046	NOK	–		(79,549)
UBS Group AG	4/3/2025	2,655,587	USD	28,455,685	SEK	–		(177,377)
UBS Group AG	4/3/2025	1,107,489	USD	1,491,617	SGD	–		(2,325)
UBS Group AG	5/5/2025	1,742,088	USD	2,794,889	AUD	–		(11)
UBS Group AG	5/5/2025	123,473	USD	851,066	DKK	–		(2)
UBS Group AG	5/5/2025	216,741	USD	807,090	ILS	3		–
UBS Group AG	5/6/2025	1,073,388	USD	945,850	CHF	–		(20)
UBS Group AG	5/6/2025	4,671,468	USD	4,316,572	EUR	55		–
UBS Group AG	5/6/2025	664,178	USD	6,996,784	NOK	–		(0)^
UBS Group AG	5/6/2025	1,069,063	USD	10,717,089	SEK	–		(34)
UBS Group AG	5/6/2025	1,153,138	USD	1,547,045	SGD	–		(8)
UBS Group AG	5/7/2025	5,376,754	USD	800,855,679	JPY	200		–
						$95,995		$(7,197,045)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$388,322,197	$–	$–	$388,322,197
Rights	3,358	–	–	3,358
Mutual Fund	–	580,529	–	580,529
Investment of Cash Collateral for Securities Loaned	–	2,850,180	–	2,850,180
Total Investments in Securities	$388,325,555	$3,430,709	$–	$391,756,264
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$95,995	$–	$95,995
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(7,197,045)	$–	$(7,197,045)
Total - Net	$388,325,555	$(3,670,341)	$–	$384,655,214

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 8.9%
Accent Group Ltd.	313,943	$351,162
Acrow Ltd.	274,285	189,722
Adairs Ltd.	136,903	180,006
Amotiv Ltd.	61,287	339,518
AMP Ltd.	746,330	574,368
ARB Corp. Ltd.	19,212	383,701
AUB Group Ltd.	27,697	532,280
Aussie Broadband Ltd.	69,446	172,668
Australian Clinical Labs Ltd.	103,359	191,936
Australian Ethical Investment Ltd.	70,561	259,424
Autosports Group Ltd.	180,273	200,522
Baby Bunting Group Ltd.	120,011	131,621
Beacon Lighting Group Ltd.	91,922	187,882
Bega Cheese Ltd.	57,059	188,449
Bisalloy Steel Group Ltd.	89,049	176,461
Cedar Woods Properties Ltd.	63,535	205,482
Centuria Capital Group	431,370	427,405
Champion Iron Ltd.	163,147	494,092
Codan Ltd.	40,862	396,971
Collins Foods Ltd.	48,516	259,397
Corporate Travel Management Ltd.	41,561	360,252
Cromwell Property Group	1,700,130	391,991
Dalrymple Bay Infrastructure Ltd.	412,979	990,789
Data#3 Ltd.	60,410	272,923
Dicker Data Ltd.	95,604	498,052
Domain Holdings Australia Ltd.	143,153	380,017
Domino's Pizza Enterprises Ltd.	24,872	396,309
Downer EDI Ltd.	184,836	624,279
Elders Ltd.	80,218	335,419
EQT Holdings Ltd.	9,232	196,462
EVT Ltd.	53,274	441,861
G8 Education Ltd.	340,925	275,119
Gold Road Resources Ltd.	121,784	219,321
GR Engineering Services Ltd.	252,118	455,611
GrainCorp Ltd., Class A	72,145	306,158
Growthpoint Properties Australia Ltd.	478,392	673,729
GWA Group Ltd.	251,021	364,467
Hansen Technologies Ltd.	63,134	196,710
Helia Group Ltd.	191,039	474,993
Helloworld Travel Ltd.	144,129	136,966
Horizon Oil Ltd.	1,832,781	239,841
Iluka Resources Ltd.	73,085	176,707
Imdex Ltd.	113,084	208,586
Infomedia Ltd.	241,224	199,172
Ingenia Communities Group	116,819	394,553
Inghams Group Ltd.	243,593	475,118
Integral Diagnostics Ltd.	139,016	198,378
IPD Group Ltd.	51,183	117,372
IPH Ltd.	158,735	449,077
IVE Group Ltd.	234,860	349,784
Johns Lyng Group Ltd.	71,474	95,314
Jumbo Interactive Ltd.	33,154	217,549
Kogan.com Ltd.	64,328	186,400
Lindsay Australia Ltd.	327,522	145,928
Lovisa Holdings Ltd.	43,603	652,109
Lycopodium Ltd.	42,838	284,030
Maas Group Holdings Ltd.	62,020	139,905
Macmahon Holdings Ltd.	1,159,860	198,761
Mader Group Ltd.	47,371	179,772
Magellan Financial Group Ltd.	93,197	444,860
Metcash Ltd.	488,410	961,755
Monadelphous Group Ltd.	36,798	351,527
Monash IVF Group Ltd.	193,632	136,951
Myer Holdings Ltd.	430,145	174,229
MyState Ltd.	191,462	462,921
nib holdings Ltd.	208,062	888,129
Nick Scali Ltd.(a)	43,875	432,257
NRW Holdings Ltd.	244,208	418,490
Objective Corp. Ltd.	15,423	145,028
oOh!media Ltd.	313,341	289,959
Orora Ltd.	456,002	534,216
Paragon Care Ltd.*	694,657	162,328
Perenti Ltd.	480,818	399,995
Perpetual Ltd.	55,407	668,440
Perseus Mining Ltd.	277,656	576,161
Pinnacle Investment Management Group Ltd.	60,468	661,672
Platinum Asset Management Ltd.	449,345	155,405
Propel Funeral Partners Ltd.(a)	52,582	173,990
PWR Holdings Ltd.	29,983	127,611
Ramelius Resources Ltd.	278,959	411,985
Redox Ltd.	238,710	420,969
Regal Partners Ltd.(a)	116,269	165,917
Regis Healthcare Ltd.	116,006	488,675
Ridley Corp. Ltd.	176,468	283,712
Service Stream Ltd.	279,490	303,917
SG Fleet Group Ltd.	227,890	492,774
Shaver Shop Group Ltd.	289,924	232,156
Sigma Healthcare Ltd.(a)	166,839	299,421
SmartGroup Corp. Ltd.	70,799	324,711
Southern Cross Electrical Engineering Ltd.	191,808	198,412
SRG Global Ltd.(a)	499,655	367,405
Stanmore Resources Ltd.	453,737	599,422
Tasmea Ltd.	104,471	166,659
Universal Store Holdings Ltd.	57,322	275,760
Ventia Services Group Pty. Ltd.	434,736	1,089,041
Vulcan Steel Ltd.	47,486	232,585
Waypoint REIT Ltd.	307,022	453,430
Westgold Resources Ltd.*	84,167	151,052
Total Australia		33,866,778
Austria — 0.5%
Kontron AG	21,446	512,895
Oesterreichische Post AG	21,762	734,604
Schoeller-Bleckmann Oilfield Equipment AG	12,871	492,870
Total Austria		1,740,369
Belgium — 1.5%
Barco NV	41,190	524,578
Bekaert SA	24,827	887,144
Cofinimmo SA	30,794	2,030,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Deceuninck NV	71,617	$168,646
Fagron	14,487	296,390
Ion Beam Applications	11,586	136,165
Kinepolis Group NV	5,470	190,851
Recticel SA(a)	19,721	216,009
Tessenderlo Group SA	23,542	626,851
Xior Student Housing NV	21,141	628,004
Total Belgium		5,705,387
China — 0.4%
Kerry Logistics Network Ltd.	500,000	440,215
Morimatsu International Holdings Co. Ltd.(a)	326,000	259,784
VSTECS Holdings Ltd.	776,000	664,262
Total China		1,364,261
Denmark — 1.8%
Cementir Holding NV	61,333	881,151
Chemometec AS	3,026	216,697
Matas AS	10,363	198,056
Spar Nord Bank AS*	60,556	1,828,069
Sydbank AS	59,117	3,695,936
Total Denmark		6,819,909
Finland — 2.3%
Aktia Bank OYJ	25,337	302,702
Anora Group OYJ	61,949	240,233
Harvia OYJ	5,129	242,113
Kamux Corp.(a)	36,407	95,368
Lassila & Tikanoja OYJ	19,043	172,173
Mandatum OYJ	303,706	1,834,531
Marimekko OYJ	19,680	271,682
Nokian Renkaat OYJ	76,785	536,145
Oma Saastopankki OYJ	20,070	188,613
Outokumpu OYJ	291,472	1,092,523
Puuilo OYJ	53,708	659,635
Raisio OYJ, Class V	96,587	249,357
Sanoma OYJ	35,235	340,264
Talenom OYJ(a)	38,272	128,985
Terveystalo OYJ(b)	36,314	450,319
TietoEVRY OYJ	79,503	1,373,208
Tokmanni Group Corp.	44,353	607,021
Total Finland		8,784,872
France — 3.0%
ABC arbitrage	52,766	324,888
Bonduelle SCA(a)	22,173	184,904
Catana Group	26,861	127,087
Cie des Alpes	32,595	518,278
Coface SA	121,365	2,319,133
Derichebourg SA	59,283	345,803
Etablissements Maurel & Prom SA	110,431	578,545
Fnac Darty SA	6,882	207,035
Forvia SE	102,272	829,883
GL Events SACA	13,731	307,769
IPSOS SA	20,127	905,738
Manitou BF SA	21,265	411,171
Mersen SA	13,120	259,919
Metropole Television SA	62,204	931,292
Opmobility	91,713	903,009
Quadient SA	16,731	281,936
Television Francaise 1 SA	90,825	880,040
Vicat SACA	22,628	1,214,806
Total France		11,531,236
Georgia — 0.8%
Lion Finance Group PLC	20,881	1,471,588
TBC Bank Group PLC	31,495	1,678,936
Total Georgia		3,150,524
Germany — 3.1%
7C Solarparken AG(a)	55,780	125,327
AIXTRON SE	32,367	354,348
Bilfinger SE	17,026	1,217,517
Cancom SE	15,010	363,838
Dermapharm Holding SE	14,899	586,623
Deutz AG	67,815	493,731
Duerr AG	23,661	591,427
ElringKlinger AG	41,087	208,374
GFT Technologies SE	9,194	222,463
Hamborner REIT AG	50,067	323,954
Indus Holding AG	15,171	399,041
Instone Real Estate Group SE(b)	20,753	179,339
Jenoptik AG	9,942	205,014
Lanxess AG	6,226	187,031
M1 Kliniken AG	12,414	199,803
MLP SE	23,088	189,043
Norma Group SE	13,697	188,199
PNE AG(a)	10,202	155,826
RENK Group AG*	16,857	807,111
SAF-Holland SE	34,255	602,397
Sirius Real Estate Ltd.	1,056,635	1,152,455
SMA Solar Technology AG	16,997	276,137
Suedzucker AG	178,850	2,219,798
Wacker Neuson SE	32,688	736,205
Total Germany		11,985,001
Hong Kong — 3.8%
Cafe de Coral Holdings Ltd.(a)	510,000	481,138
Dah Sing Banking Group Ltd.	399,600	440,160
Dah Sing Financial Holdings Ltd.	183,200	684,030
Guotai Junan International Holdings Ltd.	2,146,000	292,374
Hang Lung Group Ltd.	900,000	1,323,342
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,832,000	349,437
Johnson Electric Holdings Ltd.	456,500	918,832
Luk Fook Holdings International Ltd.	430,000	845,597
Nissin Foods Co. Ltd.(a)	584,000	458,625
Pacific Basin Shipping Ltd.	1,870,000	415,807
Stella International Holdings Ltd.	796,000	1,772,004
SUNeVision Holdings Ltd.	716,000	630,387
Swire Pacific Ltd., Class B	1,035,000	1,439,366
Tam Jai International Co. Ltd.	2,030,000	386,155
United Laboratories International Holdings Ltd.	802,000	1,507,042
Vitasoy International Holdings Ltd.	190,000	245,183
Viva Goods Company Ltd.(a)	2,800,000	165,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
VTech Holdings Ltd.	261,800	$1,921,363
Total Hong Kong		14,276,388
Indonesia — 0.9%
Bumitama Agri Ltd.	361,300	237,892
First Pacific Co. Ltd.	2,654,000	1,606,665
First Resources Ltd.	606,527	789,690
Nickel Industries Ltd.	1,756,014	651,085
Total Indonesia		3,285,332
Ireland — 0.5%
C&C Group PLC	88,284	147,227
Cairn Homes PLC	290,395	599,138
Dalata Hotel Group PLC	74,446	417,362
Kenmare Resources PLC	101,875	506,914
Origin Enterprises PLC	65,970	222,690
Uniphar PLC*	56,418	165,460
Total Ireland		2,058,791
Israel — 5.1%
Altshuler Shaham Finance Ltd.	241,333	339,956
Amot Investments Ltd.	235,896	1,136,772
Ashdod Refinery Ltd.(a)	17,007	243,630
AudioCodes Ltd.	18,920	175,902
Aura Investments Ltd.(a)	31,408	139,977
Automatic Bank Services Ltd.	32,608	216,806
Delek Group Ltd.^	0	52
Electra Real Estate Ltd.	23,481	267,197
Energix-Renewable Energies Ltd.	149,204	405,542
FIBI Holdings Ltd.	19,465	1,019,485
Fox Wizel Ltd.	5,505	446,669
Gav-Yam Lands Corp. Ltd.	17,022	130,167
Harel Insurance Investments & Financial Services Ltd.	121,952	1,933,523
Hilan Ltd.	3,582	218,556
IDI Insurance Co. Ltd.	12,780	534,250
Israel Canada TR Ltd.	44,277	137,454
Isramco Negev 2 LP	1,066,699	581,011
Magic Software Enterprises Ltd.	27,137	347,754
Matrix IT Ltd.	26,254	608,492
Max Stock Ltd.	95,358	342,853
Maytronics Ltd.(a)	68,583	70,847
Mediterranean Towers Ltd.	102,199	313,155
Mega Or Holdings Ltd.	12,251	353,039
Menora Mivtachim Holdings Ltd.	28,051	1,399,935
Migdal Insurance & Financial Holdings Ltd.	132,855	239,869
Mivne Real Estate KD Ltd.	132,782	353,461
Next Vision Stabilized Systems Ltd.	25,057	569,992
Oil Refineries Ltd.	3,139,689	743,864
One Software Technologies Ltd.	28,623	526,925
Paz Retail & Energy Ltd.^	1	114
Plus500 Ltd.	54,469	1,929,194
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,359	741,011
Ratio Energies Finance LP	267,866	266,504
Retailors Ltd.	18,861	407,387
Sapiens International Corp. NV	8,755	237,729
Shufersal Ltd.	50,058	471,575
Sisram Medical Ltd.(b)	378,000	232,719
Strauss Group Ltd.	41,310	864,562
Tamar Petroleum Ltd.(b)	47,924	386,277
Tel Aviv Stock Exchange Ltd.	17,384	203,555
Total Israel		19,537,762
Italy — 4.3%
Alerion Cleanpower SpA	18,176	271,731
Anima Holding SpA(b)	184,328	1,390,792
Arnoldo Mondadori Editore SpA	188,266	433,168
Ascopiave SpA	157,022	519,023
Banca IFIS SpA	43,488	1,008,100
Banca Sistema SpA(b)	121,543	210,328
Cairo Communication SpA	151,451	467,889
Carel Industries SpA(b)	15,382	280,140
d'Amico International Shipping SA	72,728	263,572
Danieli & C Officine Meccaniche SpA, RSP	10,356	265,121
Danieli & C Officine Meccaniche SpA	6,045	193,609
Datalogic SpA	22,558	109,165
El.En. SpA	19,128	189,471
Enav SpA(b)	367,613	1,448,605
Ferretti SpA(a)	117,503	316,682
Fiera Milano SpA	51,834	278,836
Fila SpA	7,393	89,762
Illimity Bank SpA	65,355	245,676
IMMSI SpA	389,255	216,544
Industrie De Nora SpA(a)	17,171	115,277
Intercos SpA	16,630	231,732
Italian Sea Group SpA	39,342	257,108
Iveco Group NV	56,963	927,279
Maire SpA	109,886	1,047,518
MARR SpA	39,970	419,235
MFE-MediaForEurope NV, Class A	227,740	823,132
Orsero SpA	12,842	166,186
OVS SpA(b)	99,573	340,531
Piaggio & C SpA	200,389	413,223
RAI Way SpA(b)	178,468	1,120,059
Sanlorenzo SpA	8,905	277,033
Sesa SpA	2,791	205,009
Sogefi SpA	170,265	333,999
Technogym SpA(b)	78,465	1,009,467
Wiit SpA	7,517	114,652
Zignago Vetro SpA(a)	55,728	524,319
Total Italy		16,523,973
Japan — 28.3%
77 Bank Ltd.	17,835	566,870
Adastria Co. Ltd.	9,800	186,642
ADEKA Corp.	24,400	438,756
Advan Group Co. Ltd.	17,500	100,291
Aeon Delight Co. Ltd.	15,300	551,471
Ai Holdings Corp.	16,000	222,014
Aica Kogyo Co. Ltd.	23,700	522,528
Aisan Industry Co. Ltd.	22,600	316,769
AIT Corp.	19,100	215,089
Alleanza Holdings Co. Ltd.	18,200	124,019
Alps Alpine Co. Ltd.	38,900	395,659
Amano Corp.	26,700	710,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Anritsu Corp.	27,300	$245,360
Aoyama Trading Co. Ltd.	21,100	286,996
Arcs Co. Ltd.	16,100	313,085
ARE Holdings, Inc.	22,700	300,714
Ariake Japan Co. Ltd.	2,700	111,582
Artience Co. Ltd.	12,428	256,389
As One Corp.	8,600	133,279
Asanuma Corp.	37,500	175,037
ASKUL Corp.	7,000	71,339
Autobacs Seven Co. Ltd.	18,700	188,701
Awa Bank Ltd.	5,370	102,703
AZ-COM MARUWA Holdings, Inc.	19,200	158,310
Bando Chemical Industries Ltd.	19,900	219,307
Bank of Saga Ltd.	8,800	135,819
Bic Camera, Inc.	16,300	170,586
Bunka Shutter Co. Ltd.	22,800	286,334
C Uyemura & Co. Ltd.	2,500	167,681
Canon Electronics, Inc.	13,600	226,273
Casio Computer Co. Ltd.	82,700	675,525
Central Glass Co. Ltd.	6,800	147,559
Chori Co. Ltd.	9,700	195,245
Chugin Financial Group, Inc.	49,300	550,562
Chugoku Electric Power Co., Inc.	95,200	547,492
Chugoku Marine Paints Ltd.	23,000	324,836
Citizen Watch Co. Ltd.	78,000	465,267
Computer Engineering & Consulting Ltd.	7,900	122,668
Create SD Holdings Co. Ltd.	6,400	124,456
Daicel Corp.	82,900	719,291
Dai-Dan Co. Ltd.	9,000	223,285
Daido Steel Co. Ltd.	55,900	444,838
Daiei Kankyo Co. Ltd.	11,900	226,636
Daihen Corp.	3,737	158,187
Daiichikosho Co. Ltd.	26,300	302,589
Daiki Aluminium Industry Co. Ltd.	14,800	98,376
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	68,323
Daio Paper Corp.	20,500	112,823
Daiseki Co. Ltd.	3,600	89,795
Daishi Hokuetsu Financial Group, Inc.	23,600	497,914
Daiwabo Holdings Co. Ltd.	20,100	339,861
DCM Holdings Co. Ltd.	24,300	226,035
Denka Co. Ltd.	24,100	344,481
Dentsu Soken, Inc.	8,200	333,396
Dexerials Corp.	25,200	305,942
DIC Corp.	20,500	417,019
Dip Corp.	12,341	184,364
Dowa Holdings Co. Ltd.	10,100	312,645
DTS Corp.	7,600	203,036
Eagle Industry Co. Ltd.	18,100	236,992
EDION Corp.	25,100	314,883
Eiken Chemical Co. Ltd.	9,300	140,924
Elecom Co. Ltd.	19,800	218,867
en Japan, Inc.	6,300	69,218
ES-Con Japan Ltd.	42,900	292,044
ESPEC Corp.	6,700	106,723
Exedy Corp.	14,630	429,488
EXEO Group, Inc.	59,700	670,697
Ezaki Glico Co. Ltd.	6,900	213,404
Financial Partners Group Co. Ltd.	41,000	630,326
FP Corp.	9,400	177,327
FP Partner, Inc.(a)	3,600	61,533
France Bed Holdings Co. Ltd.	11,100	96,793
Fuji Co. Ltd.	8,200	118,992
Fuji Oil Co. Ltd.	12,000	245,714
Fuji Seal International, Inc.	15,800	276,188
Fujimi, Inc.	15,600	197,373
Fujitec Co. Ltd.	21,200	837,424
Fukuda Denshi Co. Ltd.	5,200	222,201
Fukuyama Transporting Co. Ltd.	6,200	149,880
FULLCAST Holdings Co. Ltd.	15,500	163,147
Funai Soken Holdings, Inc.	9,700	149,321
Furukawa Electric Co. Ltd.	6,900	227,478
Furuno Electric Co. Ltd.	1,400	23,986
Future Corp.	18,100	210,001
G-7 Holdings, Inc.	1,500	13,261
Glory Ltd.	17,200	302,041
Godo Steel Ltd.	7,100	183,506
Goldwin, Inc.	5,700	314,807
GS Yuasa Corp.	20,051	319,456
Gunma Bank Ltd.	85,087	700,713
H2O Retailing Corp.	20,600	311,466
Hakuto Co. Ltd.	8,200	225,645
Hanwa Co. Ltd.	11,639	380,599
Hazama Ando Corp.	64,500	589,187
Heiwa Corp.	28,649	449,066
Heiwa Real Estate Co. Ltd.	8,600	270,296
Hiday Hidaka Corp.	3,100	57,195
Hirogin Holdings, Inc.	92,100	746,149
Hogy Medical Co. Ltd.	900	28,889
Hokkaido Electric Power Co., Inc.	30,500	155,253
Hokuto Corp.	3,100	38,683
Horiba Ltd.	9,400	625,263
House Foods Group, Inc.	7,600	138,415
HU Group Holdings, Inc.	19,900	365,224
Hyakujushi Bank Ltd.	5,900	137,104
Ichibanya Co. Ltd.	20,200	125,220
Ichigo, Inc.	66,400	171,395
Ichiyoshi Securities Co. Ltd.	16,900	85,212
IDOM, Inc.	23,200	185,240
Iino Kaiun Kaisha Ltd.	44,300	295,353
Inaba Denki Sangyo Co. Ltd.	20,600	523,472
Inabata & Co. Ltd.	15,500	328,574
Itochu Enex Co. Ltd.	34,800	373,040
Itoham Yonekyu Holdings, Inc.	20,380	570,351
IwaiCosmo Holdings, Inc.	11,800	189,854
Izumi Co. Ltd.	13,400	283,520
JAC Recruitment Co. Ltd.	69,700	376,140
Japan Aviation Electronics Industry Ltd.	12,900	225,064
Japan Lifeline Co. Ltd.	22,300	227,861
Japan Securities Finance Co. Ltd.	18,400	219,757
Japan Steel Works Ltd.	6,200	217,087
Jeol Ltd.	4,600	140,885
Joyful Honda Co. Ltd.	16,300	218,329
JTEKT Corp.	97,500	735,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Juroku Financial Group, Inc.	9,000	$290,691
JVCKenwood Corp.	24,800	208,463
Kaga Electronics Co. Ltd.	16,400	295,889
Kagome Co. Ltd.	7,800	153,220
Kamei Corp.	6,300	83,289
Kamigumi Co. Ltd.	25,200	588,798
Kanamoto Co. Ltd.	2,500	54,166
Kaneka Corp.	13,300	338,681
Kanematsu Corp.	36,300	611,230
Kanto Denka Kogyo Co. Ltd.	17,900	104,020
Katitas Co. Ltd.	10,100	133,460
Kato Sangyo Co. Ltd.	5,048	166,421
Keihan Holdings Co. Ltd.	13,000	283,055
Keikyu Corp.	57,200	578,732
Keiyo Bank Ltd.	39,100	234,537
KH Neochem Co. Ltd.	8,700	146,493
Ki-Star Real Estate Co. Ltd.	3,400	102,996
Kitz Corp.	24,000	186,813
Kokuyo Co. Ltd.	40,200	767,225
KOMEDA Holdings Co. Ltd.	15,100	289,095
Komeri Co. Ltd.	5,000	98,970
Konoike Transport Co. Ltd.	16,200	290,764
Krosaki Harima Corp.	8,600	147,225
K's Holdings Corp.	37,700	343,243
Kumagai Gumi Co. Ltd.	8,700	234,459
Kumiai Chemical Industry Co. Ltd.	26,100	144,515
Kurabo Industries Ltd.	5,863	233,673
Kureha Corp.	9,100	167,833
KYB Corp.	17,100	336,077
Kyoei Steel Ltd.	17,400	218,867
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,400	275,649
Kyokuyo Co. Ltd.	2,200	61,054
Kyorin Pharmaceutical Co. Ltd.	13,073	131,307
Leopalace21 Corp.	51,200	199,952
Life Corp.	35,800	462,762
Lintec Corp.	17,000	313,308
Mabuchi Motor Co. Ltd.	31,800	487,186
Macnica Holdings, Inc.	54,900	707,268
Makino Milling Machine Co. Ltd.	3,000	234,118
Mani, Inc.	12,300	107,545
Marubun Corp.	6,800	45,018
Maruha Nichiro Corp.	14,900	324,922
Marvelous, Inc.	37,200	116,919
Matsui Securities Co. Ltd.	157,000	800,013
Max Co. Ltd.	17,500	496,773
MCJ Co. Ltd.	22,200	201,899
Megmilk Snow Brand Co. Ltd.	15,900	272,726
MEITEC Group Holdings, Inc.	44,300	863,841
Micronics Japan Co. Ltd.	4,600	107,048
Mie Kotsu Group Holdings, Inc.	17,500	58,864
Mirait One Corp.	19,800	288,380
Mirarth Holdings, Inc.	83,000	280,848
Miroku Jyoho Service Co. Ltd.	6,900	85,362
Mitsubishi Materials Corp.	39,500	645,434
Mitsubishi Shokuhin Co. Ltd.	9,200	301,765
Mitsuboshi Belting Ltd.	12,700	317,203
Mitsui DM Sugar Co. Ltd.	12,300	277,601
Mitsui Mining & Smelting Co. Ltd.	14,200	412,592
Mitsui-Soko Holdings Co. Ltd.	4,100	218,243
Mizuho Medy Co. Ltd.	8,000	80,888
Mizuno Corp.	11,700	202,798
Mochida Pharmaceutical Co. Ltd.	5,300	112,706
Monex Group, Inc.	83,500	393,099
Morinaga & Co. Ltd.	16,600	278,073
Morinaga Milk Industry Co. Ltd.	18,400	383,282
Morita Holdings Corp.	5,500	76,207
Musashi Seimitsu Industry Co. Ltd.	9,400	153,754
Musashino Bank Ltd.	7,800	170,041
Nafco Co. Ltd.	1,300	15,587
Nagase & Co. Ltd.	21,700	385,054
Nagoya Railroad Co. Ltd.	26,900	313,540
Nakayama Steel Works Ltd.	25,400	125,692
Nankai Electric Railway Co. Ltd.	26,200	429,337
Nichias Corp.	15,674	483,720
Nichicon Corp.	20,000	163,702
Nichiden Corp.	5,000	96,697
Nifco, Inc.	16,700	400,023
Nihon Chouzai Co. Ltd.	7,000	69,747
Nihon Kohden Corp.	23,600	316,187
Nihon M&A Center Holdings, Inc.	82,600	319,485
Nikkon Holdings Co. Ltd.	29,000	522,054
Nippn Corp.	24,000	348,268
Nippon Carbon Co. Ltd.	1,600	44,617
Nippon Denko Co. Ltd.	3,000	5,617
Nippon Electric Glass Co. Ltd.	27,500	641,250
Nippon Gas Co. Ltd.	50,100	747,446
Nippon Kanzai Holdings Co. Ltd.	8,100	143,811
Nippon Kayaku Co. Ltd.	45,400	428,680
Nippon Light Metal Holdings Co. Ltd.	11,700	118,925
Nippon Parking Development Co. Ltd.	61,700	98,199
Nippon Shinyaku Co. Ltd.	16,700	424,591
Nippon Shokubai Co. Ltd.	35,000	407,717
Nippon Signal Co. Ltd.	17,000	101,745
Nippon Soda Co. Ltd.	16,600	322,254
Nippon Yakin Kogyo Co. Ltd.	5,400	150,221
Nipro Corp.	19,800	179,874
Nishimatsu Construction Co. Ltd.	13,850	444,563
Nishi-Nippon Railroad Co. Ltd.	4,800	69,012
Nishio Holdings Co. Ltd.	2,800	78,267
Nisshin Oillio Group Ltd.	7,700	248,188
Nissin Corp.	5,600	177,692
Nissui Corp.	58,700	354,343
Nitto Kogyo Corp.	24,500	510,348
Nittoc Construction Co. Ltd.	27,500	189,414
Noevir Holdings Co. Ltd.	21,673	619,581
Nomura Co. Ltd.	21,858	132,867
Nomura Micro Science Co. Ltd.	5,600	89,988
Noritake Co. Ltd.	6,700	156,814
North Pacific Bank Ltd.	66,900	231,291
NS United Kaiun Kaisha Ltd.	7,700	206,222
NSD Co. Ltd.	21,200	474,073
NSK Ltd.	179,500	765,822
NTN Corp.	127,400	206,682
Obara Group, Inc.	4,300	94,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Ogaki Kyoritsu Bank Ltd.	6,000	$95,332
Ohsho Food Service Corp.	9,116	195,987
Okamura Corp.	29,000	381,456
Okinawa Cellular Telephone Co.	17,000	485,422
Okinawa Financial Group, Inc.	3,642	62,494
OKUMA Corp.	13,800	314,685
Okumura Corp.	16,590	470,941
Okuwa Co. Ltd.	6,600	37,956
Onoken Co. Ltd.	5,400	54,599
Onward Holdings Co. Ltd.	36,400	131,687
Open Up Group, Inc.	19,900	250,979
Organo Corp.	4,000	170,389
Osaka Soda Co. Ltd.	8,900	96,654
Osaki Electric Co. Ltd.	43,100	231,727
OSG Corp.	25,000	272,670
PAL GROUP Holdings Co. Ltd.	8,380	170,637
PALTAC Corp.	8,600	228,831
Paramount Bed Holdings Co. Ltd.	12,400	205,976
Penta-Ocean Construction Co. Ltd.	61,800	293,916
PHC Holdings Corp.	26,200	178,883
Pigeon Corp.	38,700	475,792
PILLAR Corp.	6,400	142,303
Pilot Corp.	4,000	110,927
Pola Orbis Holdings, Inc.	62,300	530,137
Press Kogyo Co. Ltd.	72,800	272,136
Prima Meat Packers Ltd.	8,957	133,091
Raito Kogyo Co. Ltd.	3,700	60,916
Relo Group, Inc.	21,900	271,297
Rengo Co. Ltd.	55,050	291,669
Resorttrust, Inc.	44,000	427,083
Restar Corp.	13,754	210,624
Riken Vitamin Co. Ltd.	16,000	258,820
Roland Corp.	6,200	156,099
Rorze Corp.	11,900	111,448
Round One Corp.	38,300	252,277
Ryobi Ltd.	4,600	68,843
RYODEN Corp.	6,700	112,548
S Foods, Inc.	3,600	59,896
Saibu Gas Holdings Co. Ltd.	5,600	63,999
Sakata Seed Corp.	2,700	60,937
Sala Corp.	15,400	88,977
San ju San Financial Group, Inc.	9,700	153,472
San-A Co. Ltd.	12,000	251,973
San-Ai Obbli Co. Ltd.	40,400	465,219
Sangetsu Corp.	22,500	437,542
San-In Godo Bank Ltd.	35,600	308,768
Sanki Engineering Co. Ltd.	21,800	492,009
Sankyu, Inc.	16,600	680,695
Santec Holdings Corp.	2,300	74,672
Sawai Group Holdings Co. Ltd.	19,100	253,087
SBI Global Asset Management Co. Ltd.	42,997	193,794
Scroll Corp.	21,400	144,680
Seikitokyu Kogyo Co. Ltd.	18,500	187,177
Seiko Group Corp.	5,000	138,257
Seiren Co. Ltd.	15,700	257,222
Senko Group Holdings Co. Ltd.	41,180	415,270
Senshu Ikeda Holdings, Inc.	46,400	134,974
Seria Co. Ltd.	12,800	214,503
Seven Bank Ltd.	301,100	563,782
Shibaura Machine Co. Ltd.	4,000	95,894
Shibaura Mechatronics Corp.	2,100	98,863
Shikoku Electric Power Co., Inc.	65,200	504,674
Shin Nippon Air Technologies Co. Ltd.	11,500	134,272
Shinagawa Refractories Co. Ltd.	14,400	163,124
Shin-Etsu Polymer Co. Ltd.	16,800	168,629
Shinmaywa Industries Ltd.	8,300	77,760
Ship Healthcare Holdings, Inc.	17,900	239,880
Shizuoka Gas Co. Ltd.	37,000	279,838
SHO-BOND Holdings Co. Ltd.	20,300	647,933
Shoei Co. Ltd.	14,100	160,197
Showa Sangyo Co. Ltd.	16,600	314,705
Sinfonia Technology Co. Ltd.	2,000	79,979
SKY Perfect JSAT Holdings, Inc.	49,100	385,143
Sotetsu Holdings, Inc.	16,800	245,922
St. Marc Holdings Co. Ltd.	5,700	88,241
Star Micronics Co. Ltd.	14,400	186,620
Starts Corp., Inc.	19,700	517,069
Stella Chemifa Corp.	2,500	64,531
Sumida Corp.	24,200	156,651
Sumitomo Bakelite Co. Ltd.	16,400	365,310
Sumitomo Mitsui Construction Co. Ltd.	19,600	54,656
Sumitomo Osaka Cement Co. Ltd.	5,000	120,369
Sumitomo Riko Co. Ltd.	19,000	221,078
Sun Frontier Fudousan Co. Ltd.	15,800	206,983
Suruga Bank Ltd.	40,800	366,693
Suzuden Corp.	4,300	54,404
Suzuken Co. Ltd.	8,200	270,884
SWCC Corp.	4,500	186,271
Systena Corp.	130,900	316,002
T Hasegawa Co. Ltd.	4,000	75,271
Tachibana Eletech Co. Ltd.	5,800	93,202
Tachi-S Co. Ltd.	17,200	197,488
Taihei Dengyo Kaisha Ltd.	1,600	51,144
Taiheiyo Cement Corp.	21,900	570,712
Taikisha Ltd.	17,800	272,106
Taiyo Holdings Co. Ltd.	14,700	473,813
Takamatsu Construction Group Co. Ltd.	4,500	83,265
Takara Holdings, Inc.	36,400	278,830
Takara Standard Co. Ltd.	15,700	184,465
Takasago International Corp.	2,000	85,061
Takasago Thermal Engineering Co. Ltd.	23,500	872,489
Takashimaya Co. Ltd.	37,300	301,812
Takeuchi Manufacturing Co. Ltd.	9,900	336,973
Takuma Co. Ltd.	20,800	255,236
Tama Home Co. Ltd.(a)	9,300	224,819
Tamron Co. Ltd.	15,700	363,261
TechnoPro Holdings, Inc.	20,700	456,801
Teijin Ltd.	24,900	218,212
TKC Corp.	10,900	280,627
Toagosei Co. Ltd.	35,100	331,190
Tocalo Co. Ltd.	24,300	269,747
Toda Corp.	65,104	384,033
Toho Holdings Co. Ltd.	5,600	167,019
Tohokushinsha Film Corp.	50,500	193,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
TOKAI Holdings Corp.	43,600	$286,604
Tokai Rika Co. Ltd.	22,600	337,625
Tokai Tokyo Financial Holdings, Inc.	93,918	303,974
Tokuyama Corp.	19,700	367,415
Tokyo Electron Device Ltd.	6,400	126,939
Tokyo Kiraboshi Financial Group, Inc.	5,900	230,019
Tokyo Sangyo Co. Ltd.	17,700	81,907
Tokyo Steel Manufacturing Co. Ltd.	24,200	257,147
Tokyu Construction Co. Ltd.	25,700	136,973
Tomy Co. Ltd.	15,400	356,937
Tosei Corp.	13,100	210,157
Totetsu Kogyo Co. Ltd.	15,045	307,359
Towa Pharmaceutical Co. Ltd.	4,500	80,617
Toyo Construction Co. Ltd.	30,400	267,733
Toyo Seikan Group Holdings Ltd.	57,600	941,768
Toyo Tire Corp.	57,300	1,046,834
Toyobo Co. Ltd.	21,300	134,176
Toyoda Gosei Co. Ltd.	41,900	751,477
Toyota Boshoku Corp.	68,600	912,205
Transcosmos, Inc.*	4,900	104,527
Trusco Nakayama Corp.	8,600	114,214
Tsubakimoto Chain Co.	46,068	569,612
Tsumura & Co.	13,513	389,920
UACJ Corp.	7,400	236,044
UBE Corp.	33,200	482,770
Ulvac, Inc.	6,100	207,385
Universal Entertainment Corp.	25,800	182,363
Valor Holdings Co. Ltd.	12,300	196,583
Valqua Ltd.	5,700	118,353
VT Holdings Co. Ltd.	26,500	88,428
Wacoal Holdings Corp.	6,700	228,187
Wellneo Sugar Co. Ltd.	21,300	331,878
West Holdings Corp.	4,100	43,155
Workman Co. Ltd.	7,600	213,201
YAMABIKO Corp.	20,400	324,676
Yamaguchi Financial Group, Inc.	55,100	647,390
Yamaichi Electronics Co. Ltd.	5,300	73,330
Yamazen Corp.	24,200	213,130
Yellow Hat Ltd.	25,000	230,875
Yokogawa Bridge Holdings Corp.	14,800	248,415
Yokorei Co. Ltd.	5,700	32,285
Yuasa Trading Co. Ltd.	5,000	151,465
Yurtec Corp.	23,500	266,367
Zenrin Co. Ltd.	8,700	61,727
Zeon Corp.	59,100	590,842
Total Japan		107,757,155
Jersey — 0.4%
Ithaca Energy PLC	648,606	1,336,153
JTC PLC(b)	22,886	268,520
Total Jersey		1,604,673
Malaysia — 0.0%
Frencken Group Ltd.	168,400	132,806
Netherlands — 1.1%
Brunel International NV	32,054	327,550
Corbion NV	15,945	335,003
ForFarmers NV	76,346	367,399
Fugro NV	26,269	376,547
Kendrion NV	13,766	158,217
Koninklijke BAM Groep NV	113,016	628,101
Koninklijke Heijmans NV	14,385	604,455
PostNL NV(a)	283,902	304,218
Sligro Food Group NV	14,658	166,569
Wereldhave NV	47,310	817,669
Total Netherlands		4,085,728
Norway — 4.9%
ABG Sundal Collier Holding ASA	269,061	185,935
AF Gruppen ASA	23,857	315,688
Aker Solutions ASA	193,522	619,438
AMSC ASA	97,555	254,661
Austevoll Seafood ASA	79,791	741,888
Avance Gas Holding Ltd.(a)(b)	78,454	76,260
Bonheur ASA	14,277	314,416
Borregaard ASA	20,204	328,338
Bouvet ASA	39,498	280,451
Deep Value Driller AS	114,912	158,602
Elmera Group ASA(b)	117,313	394,768
Europris ASA(b)	76,427	609,768
Golden Ocean Group Ltd.	143,327	1,145,838
Hoegh Autoliners ASA	276,744	2,008,332
Kid ASA(b)	26,365	375,905
Kitron ASA	76,936	326,304
Klaveness Combination Carriers ASA(b)	60,374	356,468
Leroy Seafood Group ASA	234,208	1,094,267
MPC Container Ships ASA	428,187	646,671
NORBIT ASA	32,226	365,862
Norconsult Norge AS	89,774	375,811
Odfjell Drilling Ltd.	113,621	626,635
Panoro Energy ASA	88,173	230,588
Pexip Holding ASA	47,335	175,237
Protector Forsikring ASA	10,011	322,149
Rana Gruber ASA	54,440	350,887
Reach Subsea ASA	265,827	186,729
SpareBank 1 Nord Norge	68,321	922,089
SpareBank 1 Oestlandet	22,379	349,366
SpareBank 1 SMN	73,326	1,272,093
Sparebanken Vest	57,754	754,363
Stolt-Nielsen Ltd.	41,059	956,841
TGS ASA	104,014	978,959
Veidekke ASA	42,905	597,880
Total Norway		18,699,487
Portugal — 1.6%
Altri SGPS SA	103,764	669,153
Corticeira Amorim SGPS SA	44,875	387,792
CTT-Correios de Portugal SA	85,006	686,840
NOS SGPS SA	308,280	1,466,884
REN - Redes Energeticas Nacionais SGPS SA	396,792	1,176,548
Semapa-Sociedade de Investimento & Gestao	27,976	461,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Sonae SGPS SA	1,051,297	$1,206,019
Total Portugal		6,054,993
Singapore — 3.2%
Aztech Global Ltd.	796,500	462,220
BW LPG Ltd.(b)	134,434	1,454,768
Centurion Corp. Ltd.	508,500	472,900
China Aviation Oil Singapore Corp. Ltd.	359,600	227,409
ComfortDelGro Corp. Ltd.	1,312,900	1,426,110
CSE Global Ltd.	854,558	289,282
Delfi Ltd.	466,300	267,131
Digital Core REIT Management Pte. Ltd.	798,500	423,205
Food Empire Holdings Ltd.*	436,300	447,953
Geo Energy Resources Ltd.	1,019,800	250,379
Hong Fok Corp. Ltd.	236,800	136,538
Hong Leong Asia Ltd.	332,300	313,980
iFAST Corp. Ltd.	43,600	240,690
Keppel Infrastructure Trust(a)	4,160,050	1,315,394
Netlink NBN Trust(a)	1,901,700	1,245,068
Propnex Ltd.	247,200	211,502
Riverstone Holdings Ltd.	739,500	511,670
Sheng Siong Group Ltd.	771,001	940,735
SIA Engineering Co. Ltd.	307,700	499,060
StarHub Ltd.	704,000	618,049
UMS Integration Ltd.	424,925	350,916
Wing Tai Holdings Ltd.	286,600	255,874
Total Singapore		12,360,833
South Africa — 0.1%
Pan African Resources PLC	590,321	323,451
Spain — 2.1%
Acerinox SA	140,466	1,640,217
Almirall SA	41,045	434,723
Atresmedia Corp. de Medios de Comunicacion SA	164,418	919,991
Construcciones y Auxiliar de Ferrocarriles SA	12,927	566,928
Elecnor SA	20,242	379,146
Ence Energia y Celulosa SA(a)	106,448	359,674
Ercros SA	45,157	142,921
Faes Farma SA	134,894	571,922
Gestamp Automocion SA(b)	273,546	765,305
Global Dominion Access SA(b)	66,586	197,438
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	230,844	303,219
Melia Hotels International SA	40,652	278,404
Neinor Homes SA(b)	47,030	686,841
Pharma Mar SA	2,584	226,649
Prosegur Cash SA(b)	287,259	212,243
Tubacex SA	76,091	316,856
Total Spain		8,002,477
Sweden — 5.9%
AcadeMedia AB(b)	37,834	298,677
AddLife AB, Class B	10,030	144,682
Addnode Group AB	20,520	201,827
AFRY AB	34,928	663,086
Alimak Group AB(b)	30,340	399,294
Alleima AB	71,972	600,417
Ambea AB(b)	29,063	316,811
AQ Group AB	17,998	286,675
Arise AB	42,595	143,325
Arjo AB, Class B	58,404	215,357
Atea ASA	49,163	604,816
Attendo AB(b)	54,689	327,205
Bahnhof AB, Class B	55,164	273,483
Beijer Alma AB	11,144	215,889
Bergman & Beving AB	5,875	169,610
Bilia AB, Class A	55,124	705,712
BioGaia AB, Class B	19,748	216,449
Biotage AB	11,236	106,990
Bravida Holding AB(b)	84,909	767,090
Bredband2 i Skandinavien AB	1,188,085	234,185
Bufab AB	8,547	340,856
Bulten AB	21,477	135,339
Catella AB	56,676	176,882
Clas Ohlson AB, Class B	21,845	506,268
Cloetta AB, Class B	158,712	448,086
Coor Service Management Holding AB(b)	86,087	296,866
Corem Property Group AB, Class B	264,140	122,011
Dometic Group AB(b)	95,909	406,929
Duni AB	29,597	294,052
Electrolux Professional AB, Class B	39,110	243,340
Elekta AB, Class B	109,354	572,075
Engcon AB	19,576	178,511
Fagerhult Group AB	58,782	242,265
FastPartner AB, Class A	37,479	198,120
Granges AB	25,690	291,295
Hanza AB	28,769	205,777
Heba Fastighets AB, Class B	42,739	112,750
HMS Networks AB	7,387	324,598
Instalco AB	69,843	214,151
Inwido AB	25,593	512,619
ITAB Shop Concept AB	105,115	212,425
JM AB	13,841	198,416
Know It AB	16,826	254,607
Lindab International AB	23,368	451,769
Loomis AB	27,952	1,130,869
MEKO AB	17,468	212,153
MIPS AB	5,643	215,606
NCAB Group AB	41,294	211,093
NCC AB, Class B	41,302	781,626
New Wave Group AB, Class B	40,781	404,558
Nolato AB, Class B	69,750	395,443
NP3 Fastigheter AB	11,536	269,879
OEM International AB, Class B	26,616	363,002
Paradox Interactive AB	16,913	306,771
Peab AB, Class B	53,283	406,580
Platzer Fastigheter Holding AB, Class B	37,904	281,872
Proact IT Group AB	12,091	144,681
Ratos AB, Class B	104,402	334,249
Rusta AB	40,678	266,864
Rvrc Holding AB	37,590	163,905
Scandi Standard AB	29,756	238,757
SkiStar AB	21,294	345,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
Svedbergs Group AB	41,993	$204,006
Synsam AB	58,659	260,736
Systemair AB	46,836	345,963
Troax Group AB	12,655	220,216
Truecaller AB, Class B	44,733	302,151
VBG Group AB, Class B	7,739	215,334
Vitec Software Group AB, Class B	4,585	248,989
Volati AB	18,595	203,627
Zinzino AB, Class B	24,100	343,563
Total Sweden		22,649,402
Switzerland — 1.1%
Arbonia AG*	20,338	253,780
Ascom Holding AG, Registered Shares	25,498	97,554
Huber & Suhner AG, Registered Shares	4,322	360,513
Implenia AG, Registered Shares	5,193	234,778
International Workplace Group PLC	105,059	245,038
Landis & Gyr Group AG	8,018	473,060
Mobilezone Holding AG, Registered Shares	26,934	387,228
OC Oerlikon Corp. AG, Registered Shares	141,645	642,305
Valiant Holding AG, Registered Shares	10,367	1,399,062
Total Switzerland		4,093,318
United Kingdom — 13.9%
4imprint Group PLC	9,648	460,767
Advanced Medical Solutions Group PLC	65,365	195,738
AG Barr PLC	44,425	352,077
AJ Bell PLC	145,190	753,364
Alfa Financial Software Holdings PLC(b)	119,233	334,733
Alpha Group International PLC	6,673	217,913
Alumasc Group PLC	45,158	193,224
Assura PLC	2,098,790	1,252,107
Avon Technologies PLC	14,638	272,830
Bakkavor Group PLC(b)	232,204	533,497
Begbies Traynor Group PLC	162,672	207,029
Bloomsbury Publishing PLC	34,475	261,652
Bodycote PLC	67,368	483,471
Breedon Group PLC	118,131	683,862
Brickability Group PLC	260,131	194,743
Brooks Macdonald Group PLC	9,941	192,470
Bytes Technology Group PLC	84,063	526,246
Card Factory PLC	268,382	287,177
Chemring Group PLC	58,001	277,000
Chesnara PLC	159,237	566,250
City of London Investment Group PLC	43,920	188,777
Clarkson PLC	12,773	561,374
CMC Markets PLC(b)	105,428	281,688
Coats Group PLC	457,211	466,215
Cohort PLC	16,763	258,560
Craneware PLC	6,699	153,047
CVS Group PLC	11,989	155,367
Domino's Pizza Group PLC	134,337	491,750
Dr. Martens PLC	526,748	346,409
Elementis PLC	180,320	301,176
Elixirr International PLC	22,681	196,146
Empiric Student Property PLC	245,197	269,964
Epwin Group PLC	147,727	176,378
Equals Group PLC	109,371	194,816
Essentra PLC	91,460	117,344
Eurocell PLC	74,173	146,480
Fevertree Drinks PLC	27,366	286,644
Firstgroup PLC	220,692	444,379
Focusrite PLC(a)	62,627	129,337
Fonix PLC	71,011	169,566
Forterra PLC(b)	57,480	127,759
Franchise Brands PLC	76,777	141,713
FRP Advisory Group PLC	142,476	239,071
Fuller Smith & Turner PLC, Class A	16,240	110,678
Future PLC	14,603	140,235
FW Thorpe PLC	52,024	198,093
Galliford Try Holdings PLC	60,411	272,914
Gamma Communications PLC	15,492	242,355
Gateley Holdings PLC	133,819	236,636
GB Group PLC	58,835	223,723
Genuit Group PLC	61,634	286,395
Genus PLC	10,779	259,338
GlobalData PLC	200,404	381,541
Grainger PLC	201,852	530,200
Great Portland Estates PLC	139,142	534,303
H&T Group PLC	47,571	234,557
Halfords Group PLC	139,224	230,020
Hammerson PLC	217,241	692,037
Harbour Energy PLC	467,834	1,269,911
Hargreaves Services PLC	38,990	306,991
Hays PLC	469,583	480,649
Helical PLC	72,875	185,305
Henry Boot PLC	68,273	182,415
Hill & Smith PLC	23,346	526,137
Hilton Food Group PLC	41,831	444,906
Hollywood Bowl Group PLC	115,899	403,163
Hunting PLC	60,701	236,617
Ibstock PLC(b)	113,701	249,785
Impax Asset Management Group PLC	93,105	217,037
IntegraFin Holdings PLC	87,008	343,655
James Halstead PLC(a)	225,178	415,628
Johnson Service Group PLC	108,495	186,533
Just Group PLC	249,141	472,721
Kainos Group PLC	46,983	402,672
Keller Group PLC	34,157	606,653
Keystone Law Group PLC	28,587	190,028
Kier Group PLC	173,227	279,491
Kitwave Group PLC	43,097	137,122
Knights Group Holdings PLC(a)	104,486	183,417
Lancashire Holdings Ltd.	84,705	631,945
Learning Technologies Group PLC	195,852	252,796
LSL Property Services PLC	72,301	252,904
Luceco PLC(b)	93,175	158,270
Macfarlane Group PLC	123,954	161,594
Marshalls PLC	63,407	200,514
Me Group International PLC	190,072	471,535
Mears Group PLC	57,630	288,989
Michelmersh Brick Holdings PLC	149,883	186,690
Midwich Group PLC	115,527	307,180
Mitie Group PLC	555,492	823,118
MJ Gleeson PLC	21,158	128,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Investments	Shares	Value
MONY Group PLC	245,635	$636,009
Morgan Advanced Materials PLC	136,978	359,797
Morgan Sindall Group PLC	20,885	889,592
Mortgage Advice Bureau Holdings Ltd.	25,276	244,688
MP Evans Group PLC	40,737	531,071
NCC Group PLC	118,855	213,243
Next 15 Group PLC	48,573	180,250
Nichols PLC	18,573	309,253
NIOX Group PLC	249,655	244,904
Norcros PLC	61,788	184,229
Oxford Instruments PLC	8,595	190,817
PageGroup PLC	133,086	521,870
PayPoint PLC	59,954	484,434
Pennon Group PLC	231,760	1,340,167
Pets at Home Group PLC	172,746	482,511
Polar Capital Holdings PLC	89,142	491,307
Premier Foods PLC	126,479	300,385
Primary Health Properties PLC	742,336	898,764
Property Franchise Group PLC	41,516	226,404
Reach PLC	315,689	290,123
Renew Holdings PLC	23,769	203,101
Restore PLC	44,829	134,532
Ricardo PLC	41,103	133,165
Sabre Insurance Group PLC(b)	185,422	309,219
Safestore Holdings PLC	64,821	513,720
Savills PLC	31,971	394,096
Secure Trust Bank PLC	18,582	142,469
Senior PLC	135,703	260,636
Serco Group PLC	279,169	567,171
Severfield PLC	213,219	53,804
Smiths News PLC	388,254	267,608
Speedy Hire PLC	439,922	107,888
Spire Healthcare Group PLC(b)	108,038	247,385
SSP Group PLC	210,654	407,581
SThree PLC	83,901	285,358
Supreme PLC	94,916	186,220
Tatton Asset Management PLC	27,282	215,511
Team Internet Group PLC	112,226	86,189
Telecom Plus PLC	46,249	1,038,709
TP ICAP Group PLC	573,305	1,909,184
Travis Perkins PLC	34,745	246,659
Treatt PLC	21,224	93,143
Tristel PLC	43,996	167,524
TT Electronics PLC	203,560	211,773
Vertu Motors PLC	218,118	148,933
Vesuvius PLC	146,970	740,785
Victorian Plumbing Group PLC	109,532	139,965
Victrex PLC	55,827	636,999
Volex PLC(a)	44,303	138,386
Volution Group PLC	40,548	281,575
Warpaint London PLC	33,178	175,581
WH Smith PLC	29,169	381,770
Wickes Group PLC	223,255	512,360
Wilmington PLC	43,711	206,497
Workspace Group PLC	79,579	426,274
XPS Pensions Group PLC	93,048	450,382
YouGov PLC	44,355	157,441
Young & Co.'s Brewery PLC, Class A	16,258	156,129
Yu Group PLC	10,324	205,216
Zigup PLC	206,269	782,751
Total United Kingdom		52,991,369
United States — 0.4%
Noram Drilling AS	61,961	179,390
RHI Magnesita NV	19,494	763,664
TI Fluid Systems PLC(b)	165,254	424,470
Total United States		1,367,524
TOTAL COMMON STOCKS
(Cost: $348,667,314)		380,753,799
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)
(Cost: $83,085)	83,085	83,085
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.1%
United States — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $4,353,268)	4,353,268	4,353,268
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $353,103,667)		385,190,152
Other Liabilities less Assets — (1.0)%		(3,974,535)
NET ASSETS — 100.0%		$381,215,617

*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,990,102 and the total market value of the collateral held by the Fund was $4,739,911. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $386,642.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/3/2025	7,445,602	USD	11,970,691	AUD	$–	$(13,994)
Barclays Bank PLC	4/3/2025	663,091	USD	596,206	CHF	–	(10,858)
Barclays Bank PLC	4/3/2025	1,004,802	USD	7,193,088	DKK	–	(36,723)
Barclays Bank PLC	4/3/2025	12,282,796	USD	11,792,601	EUR	–	(456,243)
Barclays Bank PLC	4/3/2025	8,492,179	USD	6,744,878	GBP	–	(213,754)
Barclays Bank PLC	4/3/2025	1,924,395	USD	6,921,541	ILS	67,175	–
Barclays Bank PLC	4/3/2025	17,900,133	USD	2,688,209,753	JPY	–	(78,372)
Barclays Bank PLC	4/3/2025	2,714,859	USD	30,524,132	NOK	–	(182,642)
Barclays Bank PLC	4/3/2025	3,705,238	USD	39,703,081	SEK	–	(247,484)
Barclays Bank PLC	4/3/2025	1,107,668	USD	1,491,877	SGD	–	(2,339)
Citibank NA	4/3/2025	12,017,719	AUD	7,489,082	USD	–	(180)
Citibank NA	4/3/2025	590,015	CHF	666,962	USD	–	(11)
Citibank NA	4/3/2025	6,979,892	DKK	1,010,666	USD	–	(10)
Citibank NA	4/3/2025	11,436,555	EUR	12,354,522	USD	–	(104)
Citibank NA	4/3/2025	7,213,553	ILS	1,935,631	USD	–	(57)
Citibank NA	4/3/2025	2,692,102,073	JPY	18,004,662	USD	–	(126)
Citibank NA	4/3/2025	28,766,517	NOK	2,730,709	USD	–	(50)
Citibank NA	4/3/2025	37,434,007	SEK	3,726,872	USD	–	(52)
Citibank NA	4/3/2025	1,497,431	SGD	1,114,135	USD	5	–
Citibank NA	4/3/2025	7,445,602	USD	11,970,614	AUD	–	(13,946)
Citibank NA	4/3/2025	663,091	USD	596,208	CHF	–	(10,861)
Citibank NA	4/3/2025	1,004,802	USD	7,193,046	DKK	–	(36,717)
Citibank NA	4/3/2025	12,282,796	USD	11,792,624	EUR	–	(456,268)
Citibank NA	4/3/2025	8,492,179	USD	6,744,867	GBP	–	(213,740)
Citibank NA	4/3/2025	1,924,395	USD	6,922,222	ILS	66,992	–
Citibank NA	4/3/2025	17,900,133	USD	2,688,213,333	JPY	–	(78,396)
Citibank NA	4/3/2025	2,714,859	USD	30,524,042	NOK	–	(182,633)
Citibank NA	4/3/2025	3,705,238	USD	39,702,870	SEK	–	(247,463)
Citibank NA	4/3/2025	1,107,668	USD	1,491,885	SGD	–	(2,345)
Citibank NA	5/5/2025	2,372,555	USD	3,806,319	AUD	16	–
Citibank NA	5/5/2025	199,712	USD	1,376,561	DKK	–	(3)
Citibank NA	5/5/2025	1,780,094	USD	6,629,321	ILS	–	(160)
Citibank NA	5/6/2025	132,028	USD	116,339	CHF	–	(1)^
Citibank NA	5/6/2025	2,581,670	USD	2,385,547	EUR	21	–
Citibank NA	5/6/2025	1,421,227	USD	14,971,930	NOK	–	(1)
Citibank NA	5/6/2025	1,505,910	USD	15,096,145	SEK	–	(26)
Citibank NA	5/6/2025	1,155,177	USD	1,549,774	SGD	–	(3)
Citibank NA	5/7/2025	7,345,639	USD	1,094,146,151	JPY	76	–
Goldman Sachs	4/3/2025	12,017,893	AUD	7,489,082	USD	–	(72)
Goldman Sachs	4/3/2025	590,023	CHF	666,963	USD	–	(2)
Goldman Sachs	4/3/2025	6,979,870	DKK	1,010,670	USD	–	(18)
Goldman Sachs	4/3/2025	11,436,515	EUR	12,354,524	USD	–	(149)
Goldman Sachs	4/3/2025	7,213,355	ILS	1,935,633	USD	–	(112)
Goldman Sachs	4/3/2025	2,692,086,318	JPY	18,004,665	USD	–	(234)
Goldman Sachs	4/3/2025	28,766,819	NOK	2,730,713	USD	–	(25)
Goldman Sachs	4/3/2025	37,434,606	SEK	3,726,876	USD	3	–
Goldman Sachs	4/3/2025	1,497,431	SGD	1,114,137	USD	3	–
Goldman Sachs	5/5/2025	2,372,556	USD	3,806,376	AUD	–	(19)
Goldman Sachs	5/5/2025	199,716	USD	1,376,579	DKK	–	(2)
Goldman Sachs	5/5/2025	1,780,095	USD	6,628,385	ILS	93	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	5/6/2025	132,030	USD	116,340	CHF	$–	$(0)^
Goldman Sachs	5/6/2025	2,581,673	USD	2,385,539	EUR	33	–
Goldman Sachs	5/6/2025	1,421,228	USD	14,971,976	NOK	–	(5)
Goldman Sachs	5/6/2025	1,505,911	USD	15,096,457	SEK	–	(56)
Goldman Sachs	5/6/2025	1,155,180	USD	1,549,793	SGD	–	(14)
Goldman Sachs	5/7/2025	7,345,643	USD	1,094,133,524	JPY	164	–
HSBC Holdings PLC	4/3/2025	204,442	AUD	128,905	USD	–	(1,506)
HSBC Holdings PLC	4/3/2025	10,140	CHF	11,480	USD	–	(17)
HSBC Holdings PLC	4/3/2025	120,335	DKK	17,396	USD	28	–
HSBC Holdings PLC	4/3/2025	197,163	EUR	212,651	USD	336	–
HSBC Holdings PLC	4/3/2025	114,092	GBP	147,024	USD	240	–
HSBC Holdings PLC	4/3/2025	122,935	ILS	33,317	USD	–	(331)
HSBC Holdings PLC	4/3/2025	46,655,214	JPY	309,903	USD	2,123	–
HSBC Holdings PLC	4/3/2025	494,557	NOK	47,002	USD	–	(56)
HSBC Holdings PLC	4/3/2025	643,315	SEK	64,148	USD	–	(101)
HSBC Holdings PLC	4/3/2025	25,681	SGD	19,177	USD	–	(70)
HSBC Holdings PLC	4/3/2025	7,445,602	USD	11,970,556	AUD	–	(13,910)
HSBC Holdings PLC	4/3/2025	346,307	USD	549,239	AUD	4,046	–
HSBC Holdings PLC	4/3/2025	663,091	USD	596,206	CHF	–	(10,858)
HSBC Holdings PLC	4/3/2025	30,842	USD	27,243	CHF	47	–
HSBC Holdings PLC	4/3/2025	1,004,802	USD	7,193,046	DKK	–	(36,717)
HSBC Holdings PLC	4/3/2025	46,735	USD	323,285	DKK	–	(75)
HSBC Holdings PLC	4/3/2025	12,282,796	USD	11,792,624	EUR	–	(456,268)
HSBC Holdings PLC	4/3/2025	571,293	USD	529,684	EUR	–	(902)
HSBC Holdings PLC	4/3/2025	8,492,179	USD	6,744,878	GBP	–	(213,754)
HSBC Holdings PLC	4/3/2025	394,985	USD	306,513	GBP	–	(646)
HSBC Holdings PLC	4/3/2025	1,924,395	USD	6,922,022	ILS	67,046	–
HSBC Holdings PLC	4/3/2025	89,506	USD	330,264	ILS	888	–
HSBC Holdings PLC	4/3/2025	17,900,133	USD	2,688,209,753	JPY	–	(78,372)
HSBC Holdings PLC	4/3/2025	832,564	USD	125,340,678	JPY	–	(5,703)
HSBC Holdings PLC	4/3/2025	2,714,859	USD	30,523,716	NOK	–	(182,602)
HSBC Holdings PLC	4/3/2025	126,272	USD	1,328,638	NOK	151	–
HSBC Holdings PLC	4/3/2025	3,705,238	USD	39,702,403	SEK	–	(247,417)
HSBC Holdings PLC	4/3/2025	172,337	USD	1,728,299	SEK	273	–
HSBC Holdings PLC	4/3/2025	1,107,668	USD	1,491,863	SGD	–	(2,329)
HSBC Holdings PLC	4/3/2025	51,520	USD	68,993	SGD	187	–
Royal Bank of Canada	4/3/2025	12,017,873	AUD	7,489,082	USD	–	(84)
Royal Bank of Canada	4/3/2025	590,019	CHF	666,963	USD	–	(7)
Royal Bank of Canada	4/3/2025	6,979,921	DKK	1,010,670	USD	–	(10)
Royal Bank of Canada	4/3/2025	11,436,536	EUR	12,354,524	USD	–	(127)
Royal Bank of Canada	4/3/2025	33,088,118	GBP	42,708,852	USD	–	(454)
Royal Bank of Canada	4/3/2025	7,213,322	ILS	1,935,633	USD	–	(121)
Royal Bank of Canada	4/3/2025	2,692,093,430	JPY	18,004,665	USD	–	(186)
Royal Bank of Canada	4/3/2025	28,766,715	NOK	2,730,713	USD	–	(35)
Royal Bank of Canada	4/3/2025	37,434,066	SEK	3,726,876	USD	–	(50)
Royal Bank of Canada	4/3/2025	1,497,416	SGD	1,114,137	USD	–	(9)
Royal Bank of Canada	4/3/2025	7,445,600	USD	11,970,476	AUD	–	(13,862)
Royal Bank of Canada	4/3/2025	663,088	USD	596,203	CHF	–	(10,858)
Royal Bank of Canada	4/3/2025	1,004,799	USD	7,192,946	DKK	–	(36,706)
Royal Bank of Canada	4/3/2025	12,282,792	USD	11,792,575	EUR	–	(456,219)
Royal Bank of Canada	4/3/2025	8,492,175	USD	6,744,907	GBP	–	(213,795)
Royal Bank of Canada	4/3/2025	1,924,394	USD	6,921,966	ILS	67,059	–
Royal Bank of Canada	4/3/2025	17,900,129	USD	2,688,234,803	JPY	–	(78,543)
Royal Bank of Canada	4/3/2025	2,714,855	USD	30,523,856	NOK	–	(182,620)
Royal Bank of Canada	4/3/2025	3,705,235	USD	39,702,245	SEK	–	(247,404)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	4/3/2025	1,107,668	USD	1,491,856	SGD	$–		$(2,324)
Royal Bank of Canada	5/5/2025	2,372,556	USD	3,806,345	AUD	0	^	–
Royal Bank of Canada	5/5/2025	199,716	USD	1,376,584	DKK	–		(2)
Royal Bank of Canada	5/5/2025	1,780,095	USD	6,629,056	ILS	–		(88)
Royal Bank of Canada	5/6/2025	132,030	USD	116,339	CHF	1		–
Royal Bank of Canada	5/6/2025	2,581,673	USD	2,385,545	EUR	25		–
Royal Bank of Canada	5/6/2025	1,421,228	USD	14,971,945	NOK	–		(2)
Royal Bank of Canada	5/6/2025	1,505,911	USD	15,096,062	SEK	–		(16)
Royal Bank of Canada	5/6/2025	1,155,180	USD	1,549,785	SGD	–		(8)
Royal Bank of Canada	5/7/2025	7,345,643	USD	1,094,131,284	JPY	179		–
Standard Chartered Bank	4/3/2025	12,017,623	AUD	7,489,082	USD	–		(240)
Standard Chartered Bank	4/3/2025	590,025	CHF	666,963	USD	0	^	–
Standard Chartered Bank	4/3/2025	6,979,990	DKK	1,010,670	USD	–		(0)^
Standard Chartered Bank	4/3/2025	11,436,547	EUR	12,354,524	USD	–		(115)
Standard Chartered Bank	4/3/2025	7,213,659	ILS	1,935,633	USD	–		(30)
Standard Chartered Bank	4/3/2025	2,692,095,320	JPY	18,004,665	USD	–		(174)
Standard Chartered Bank	4/3/2025	28,767,106	NOK	2,730,713	USD	2		–
Standard Chartered Bank	4/3/2025	37,434,531	SEK	3,726,876	USD	–		(4)
Standard Chartered Bank	4/3/2025	1,497,397	SGD	1,114,137	USD	–		(23)
Standard Chartered Bank	5/5/2025	2,372,556	USD	3,806,248	AUD	61		–
Standard Chartered Bank	5/5/2025	199,716	USD	1,376,622	DKK	–		(8)
Standard Chartered Bank	5/5/2025	1,780,095	USD	6,628,618	ILS	30		–
Standard Chartered Bank	5/6/2025	132,030	USD	116,341	CHF	–		(1)^
Standard Chartered Bank	5/6/2025	2,581,673	USD	2,385,545	EUR	25		–
Standard Chartered Bank	5/6/2025	1,421,228	USD	14,972,246	NOK	–		(30)
Standard Chartered Bank	5/6/2025	1,505,911	USD	15,096,050	SEK	–		(15)
Standard Chartered Bank	5/6/2025	1,155,180	USD	1,549,802	SGD	–		(21)
Standard Chartered Bank	5/7/2025	7,345,643	USD	1,094,137,932	JPY	135		–
UBS Group AG	4/3/2025	12,017,873	AUD	7,489,082	USD	–		(84)
UBS Group AG	4/3/2025	590,017	CHF	666,963	USD	–		(10)
UBS Group AG	4/3/2025	6,979,932	DKK	1,010,670	USD	–		(9)
UBS Group AG	4/3/2025	11,436,536	EUR	12,354,524	USD	–		(127)
UBS Group AG	4/3/2025	7,213,451	ILS	1,935,633	USD	–		(86)
UBS Group AG	4/3/2025	2,692,030,503	JPY	18,004,665	USD	–		(607)
UBS Group AG	4/3/2025	28,766,733	NOK	2,730,713	USD	–		(33)
UBS Group AG	4/3/2025	37,434,047	SEK	3,726,876	USD	–		(52)
UBS Group AG	4/3/2025	1,497,427	SGD	1,114,137	USD	–		(0)^
UBS Group AG	4/3/2025	7,445,602	USD	11,970,652	AUD	–		(13,970)
UBS Group AG	4/3/2025	663,091	USD	596,239	CHF	–		(10,896)
UBS Group AG	4/3/2025	1,004,802	USD	7,193,138	DKK	–		(36,731)
UBS Group AG	4/3/2025	12,282,796	USD	11,792,658	EUR	–		(456,304)
UBS Group AG	4/3/2025	8,492,179	USD	6,744,921	GBP	–		(213,809)
UBS Group AG	4/3/2025	1,924,395	USD	6,922,030	ILS	67,044		–
UBS Group AG	4/3/2025	17,900,133	USD	2,688,211,543	JPY	–		(78,384)
UBS Group AG	4/3/2025	2,714,859	USD	30,523,923	NOK	–		(182,622)
UBS Group AG	4/3/2025	3,705,238	USD	39,703,118	SEK	–		(247,488)
UBS Group AG	4/3/2025	1,107,668	USD	1,491,858	SGD	–		(2,325)
UBS Group AG	5/5/2025	2,372,556	USD	3,806,370	AUD	–		(15)
UBS Group AG	5/5/2025	199,716	USD	1,376,588	DKK	–		(3)
UBS Group AG	5/5/2025	1,780,095	USD	6,628,631	ILS	27		–
UBS Group AG	5/6/2025	132,030	USD	116,342	CHF	–		(2)
UBS Group AG	5/6/2025	2,581,673	USD	2,385,541	EUR	30		–
UBS Group AG	5/6/2025	1,421,228	USD	14,971,929	NOK	–		(0)^
UBS Group AG	5/6/2025	1,505,911	USD	15,096,381	SEK	–		(48)
UBS Group AG	5/6/2025	1,155,180	USD	1,549,785	SGD	–		(8)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	5/7/2025	7,345,643	USD	1,094,117,364	JPY	$273	$–
						$344,837	$(6,225,708)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
United Kingdom	$52,738,573	$252,796	$–	$52,991,369
Other	327,762,430	–	–	327,762,430
Mutual Fund	–	83,085	–	83,085
Investment of Cash Collateral for Securities Loaned	–	4,353,268	–	4,353,268
Total Investments in Securities	$380,501,003	$4,689,149	$–	$385,190,152
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$344,837	$–	$344,837
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(6,225,708)	$–	$(6,225,708)
Total - Net	$380,501,003	$(1,191,722)	$–	$379,309,281

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
Argentina — 0.1%
Banks — 0.1%
Grupo Financiero Galicia SA, ADR	1,367	$74,460
Brazil — 5.9%
Aerospace & Defense — 0.3%
Embraer SA*	13,622	156,372
Banks — 0.3%
Banco Bradesco SA	28,485	56,446
Banco Santander Brasil SA	7,023	32,763
Itau Unibanco Holding SA	9,672	46,843
Itausa SA	19,550	33,109
Total Banks		169,161
Beverages — 0.3%
Ambev SA	81,490	192,071
Broadline Retail — 1.8%
MercadoLibre, Inc.*	609	1,188,080
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao	98,193	208,124
Commercial Services & Supplies — 0.0%
GPS Participacoes & Empreendimentos SA(a)	7,158	16,309
Consumer Staples Distribution & Retail — 0.2%
Raia Drogasil SA	21,680	72,107
Sendas Distribuidora SA	32,367	42,609
Total Consumer Staples Distribution & Retail		114,716
Containers & Packaging — 0.1%
Klabin SA	18,090	58,935
Diversified Telecommunication Services — 0.1%
Telefonica Brasil SA	7,342	63,875
Electric Utilities — 0.3%
CPFL Energia SA	3,572	23,511
Energisa SA	5,223	36,476
Equatorial Energia SA	20,057	112,057
Transmissora Alianca de Energia Eletrica SA	3,800	22,332
Total Electric Utilities		194,376
Electrical Equipment — 0.4%
WEG SA	29,002	229,276
Food Products — 0.1%
BRF SA	10,850	37,280
Ground Transportation — 0.2%
Localiza Rent a Car SA	13,382	78,479
Rumo SA	22,794	64,550
Total Ground Transportation		143,029
Health Care Providers & Services — 0.2%
Hapvida Participacoes & Investimentos SA*(a)	89,632	34,584
Rede D'Or Sao Luiz SA(a)	21,775	107,209
Total Health Care Providers & Services		141,793
Hotels, Restaurants & Leisure — 0.0%
Arcos Dorados Holdings, Inc., Class A	1,605	12,936
Household Durables — 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	4,710	19,653
Independent Power & Renewable Electricity Producers — 0.1%
Eneva SA*	25,611	52,897
Engie Brasil Energia SA	4,875	32,854
Total Independent Power & Renewable Electricity Producers		85,751
Insurance — 0.0%
Porto Seguro SA	3,751	26,196
Metals & Mining — 0.0%
Cia Siderurgica Nacional SA	11,883	19,647
Oil, Gas & Consumable Fuels — 0.3%
Brava Energia	7,403	29,857
Cosan SA	21,526	27,774
PRIO SA*	14,997	104,210
Ultrapar Participacoes SA	12,954	38,697
Total Oil, Gas & Consumable Fuels		200,538
Paper & Forest Products — 0.2%
Suzano SA	12,776	118,087
Personal Care Products — 0.1%
Natura & Co. Holding SA	15,103	26,342
Pharmaceuticals — 0.0%
Hypera SA	6,871	23,237
Real Estate Management & Development — 0.1%
Allos SA	9,168	30,620
Multiplan Empreendimentos Imobiliarios SA	8,102	31,969
Total Real Estate Management & Development		62,589
Software — 0.1%
TOTVS SA	9,158	53,356
Specialty Retail — 0.2%
Lojas Renner SA	20,200	43,132
Vibra Energia SA	19,987	62,045
Total Specialty Retail		105,177
Textiles, Apparel & Luxury Goods — 0.0%
Azzas 2154 SA	2,857	12,221
Transportation Infrastructure — 0.1%
CCR SA	17,902	36,381
Santos Brasil Participacoes SA	9,071	21,080
Total Transportation Infrastructure		57,461
Water Utilities — 0.0%
Cia de Sanena do Parana	4,893	23,048
Wireless Telecommunication Services — 0.1%
TIM SA	15,629	49,116
Total Brazil		3,808,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Chile — 0.6%
Banks — 0.3%
Banco de Chile	579,845	$76,442
Banco de Credito & Inversiones SA	1,060	39,072
Banco Santander Chile	729,941	41,413
Total Banks		156,927
Broadline Retail — 0.1%
Falabella SA	10,684	44,443
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA	14,128	43,038
Electric Utilities — 0.0%
Enel Americas SA	251,030	24,365
Paper & Forest Products — 0.0%
Empresas CMPC SA	16,578	27,166
Passenger Airlines — 0.1%
Latam Airlines Group SA*	2,214,671	34,617
Specialty Retail — 0.0%
Empresas Copec SA	4,012	27,604
Total Chile		358,160
China — 0.2%
Chemicals — 0.0%
Jinan Acetate Chemical Co. Ltd.	1,000	25,872
Machinery — 0.1%
Airtac International Group	2,000	50,056
Semiconductors & Semiconductor Equipment — 0.1%
Silergy Corp.	4,000	45,479
Total China		121,407
Czech Republic — 0.3%
Banks — 0.3%
Komercni Banka AS	2,422	116,943
Moneta Money Bank AS(a)	7,359	46,570
Total Czech Republic		163,513
Hungary — 0.4%
Banks — 0.3%
OTP Bank Nyrt	2,817	188,743
Oil, Gas & Consumable Fuels — 0.0%
MOL Hungarian Oil & Gas PLC	5,054	39,687
Pharmaceuticals — 0.1%
Richter Gedeon Nyrt	1,529	42,044
Total Hungary		270,474
India — 30.3%
Air Freight & Logistics — 0.0%
Delhivery Ltd.*	7,516	22,432
Automobile Components — 0.7%
Apollo Tyres Ltd.	4,650	23,178
Balkrishna Industries Ltd.	1,171	35,001
Bharat Forge Ltd.	3,459	47,314
Bosch Ltd.	113	37,492
Exide Industries Ltd.	5,705	24,059
Motherson Sumi Wiring India Ltd.	22,848	13,930
MRF Ltd.	37	48,777
Samvardhana Motherson International Ltd.	37,712	57,782
Sona Blw Precision Forgings Ltd.(a)	6,414	34,609
Sundram Fasteners Ltd.	1,499	16,015
Tube Investments of India Ltd.	1,385	44,875
UNO Minda Ltd.	2,725	27,912
ZF Commercial Vehicle Control Systems India Ltd.	89	13,530
Total Automobile Components		424,474
Automobiles — 1.9%
Bajaj Auto Ltd.	948	87,387
Eicher Motors Ltd.	1,909	119,439
Hero MotoCorp Ltd.	1,805	78,621
Mahindra & Mahindra Ltd.	12,013	374,673
Maruti Suzuki India Ltd.	1,824	245,885
Tata Motors Ltd.	24,669	194,659
TVS Motor Co. Ltd.	3,380	95,693
Total Automobiles		1,196,357
Banks — 5.9%
AU Small Finance Bank Ltd.(a)	4,380	27,395
Axis Bank Ltd.	32,590	420,184
Bandhan Bank Ltd.(a)	11,905	20,375
Federal Bank Ltd.	24,868	56,074
HDFC Bank Ltd.	78,247	1,673,651
ICICI Bank Ltd.	70,757	1,116,209
IDFC First Bank Ltd.*	46,143	29,671
IndusInd Bank Ltd.	8,086	61,478
Kotak Mahindra Bank Ltd.	14,677	372,830
RBL Bank Ltd.(a)	6,874	13,956
Total Banks		3,791,823
Beverages — 0.4%
Radico Khaitan Ltd.	1,097	31,174
United Breweries Ltd.	1,078	25,215
United Spirits Ltd.	4,078	66,858
Varun Beverages Ltd.	17,038	107,573
Total Beverages		230,820
Biotechnology — 0.1%
Biocon Ltd.	7,693	30,755
Building Products — 0.1%
Astral Ltd.	1,735	26,272
Blue Star Ltd.	1,816	45,391
Kajaria Ceramics Ltd.	1,075	10,803
Total Building Products		82,466
Capital Markets — 0.3%
360 ONE WAM Ltd.	2,983	32,899
Angel One Ltd.	598	16,184
CRISIL Ltd.	235	11,489
HDFC Asset Management Co. Ltd.(a)	1,345	63,163
Indian Energy Exchange Ltd.(a)	5,632	11,582
Multi Commodity Exchange of India Ltd.	337	20,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Nippon Life India Asset Management Ltd.(a)	2,056	$13,917
Total Capital Markets		170,177
Chemicals — 1.2%
Aarti Industries Ltd.	2,652	12,124
Asian Paints Ltd.	6,216	170,224
Atul Ltd.	227	16,298
Berger Paints India Ltd.	3,844	22,496
Carborundum Universal Ltd.	1,338	15,876
Castrol India Ltd.	5,668	13,459
Coromandel International Ltd.	1,815	42,090
Deepak Nitrite Ltd.	984	22,836
EID Parry India Ltd.*	1,333	12,252
Gujarat Fluorochemicals Ltd.	573	26,969
Himadri Speciality Chemical Ltd.	3,388	16,821
Linde India Ltd.	260	19,034
Navin Fluorine International Ltd.	529	26,061
PCBL CHEMICAL Ltd.	2,518	12,472
PI Industries Ltd.	1,095	43,919
Pidilite Industries Ltd.	2,093	69,772
Solar Industries India Ltd.	343	45,122
SRF Ltd.	2,021	69,496
Supreme Industries Ltd.	830	33,271
Tata Chemicals Ltd.	2,090	21,149
UPL Ltd.	7,069	52,621
Total Chemicals		764,362
Commercial Services & Supplies — 0.0%
CMS Info Systems Ltd.	1,520	8,206
Construction & Engineering — 0.8%
IRB Infrastructure Developers Ltd.	28,450	15,032
Kalpataru Projects International Ltd.	1,383	15,768
KEC International Ltd.	1,585	14,515
Larsen & Toubro Ltd.	9,186	375,329
NCC Ltd.	6,653	16,305
Praj Industries Ltd.	1,676	10,880
Voltas Ltd.	3,161	53,947
Total Construction & Engineering		501,776
Construction Materials — 0.9%
ACC Ltd.	1,056	24,001
Ambuja Cements Ltd.	10,046	63,275
Dalmia Bharat Ltd.	1,157	24,658
Grasim Industries Ltd.	4,304	131,485
JK Cement Ltd.	479	27,643
Ramco Cements Ltd.	1,946	20,417
Shree Cement Ltd.	130	46,394
UltraTech Cement Ltd.	1,567	211,009
Total Construction Materials		548,882
Consumer Staples Distribution & Retail — 0.2%
Avenue Supermarts Ltd.*(a)	2,153	102,853
Diversified Telecommunication Services — 0.2%
HFCL Ltd.	14,827	13,722
Indus Towers Ltd.*	19,072	74,594
Tata Communications Ltd.	1,515	27,974
Total Diversified Telecommunication Services		116,290
Electric Utilities — 0.3%
Adani Energy Solutions Ltd.*	5,006	51,072
CESC Ltd.	8,226	14,808
Reliance Infrastructure Ltd.*	4,086	12,364
Tata Power Co. Ltd.	23,620	103,740
Torrent Power Ltd.	2,336	40,636
Total Electric Utilities		222,620
Electrical Equipment — 0.7%
ABB India Ltd.	687	44,579
Amara Raja Energy & Mobility Ltd.	1,603	18,817
CG Power & Industrial Solutions Ltd.	8,247	61,607
Finolex Cables Ltd.	1,081	11,551
GE Vernova T&D India Ltd.	1,335	24,346
Havells India Ltd.	3,318	59,351
Hitachi Energy India Ltd.	128	18,950
Inox Wind Ltd.*	12,794	24,405
KEI Industries Ltd.	754	25,519
Polycab India Ltd.	614	36,981
Suzlon Energy Ltd.*	157,099	104,141
Triveni Turbine Ltd.	1,852	12,212
V-Guard Industries Ltd.	2,275	9,464
Total Electrical Equipment		451,923
Electronic Equipment, Instruments & Components — 0.1%
Honeywell Automation India Ltd.	29	11,429
Kaynes Technology India Ltd.*	356	19,773
Redington Ltd.	7,727	21,963
Total Electronic Equipment, Instruments & Components		53,165
Entertainment — 0.0%
PVR Inox Ltd.*	964	10,292
Financial Services — 0.3%
Bajaj Finserv Ltd.	5,289	124,214
One 97 Communications Ltd.*	4,679	42,888
Total Financial Services		167,102
Food Products — 0.6%
Britannia Industries Ltd.	1,567	90,510
Marico Ltd.	7,046	53,719
Nestle India Ltd.	4,859	127,952
Patanjali Foods Ltd.	1,345	28,457
Tata Consumer Products Ltd.	9,621	112,777
Total Food Products		413,415
Gas Utilities — 0.0%
Adani Total Gas Ltd.	3,670	25,874
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	1,361	105,351
Aster DM Healthcare Ltd.(a)	3,070	17,366
Dr. Lal PathLabs Ltd.(a)	554	16,067
Fortis Healthcare Ltd.	7,094	57,961
Global Health Ltd.*	1,253	17,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Krishna Institute of Medical Sciences Ltd.*(a)	3,759	$28,129
Max Healthcare Institute Ltd.	10,234	131,343
Narayana Hrudayalaya Ltd.	1,023	20,252
Total Health Care Providers & Services		394,036
Hotels, Restaurants & Leisure — 0.6%
Indian Hotels Co. Ltd.	11,893	109,583
Jubilant Foodworks Ltd.	5,627	43,737
Zomato Ltd.*	89,571	211,372
Total Hotels, Restaurants & Leisure		364,692
Household Durables — 0.2%
Amber Enterprises India Ltd.*	222	18,729
Crompton Greaves Consumer Electricals Ltd.	8,190	33,915
Dixon Technologies India Ltd.	458	70,622
Total Household Durables		123,266
Independent Power & Renewable Electricity Producers — 0.3%
Adani Green Energy Ltd.*	5,275	58,547
Adani Power Ltd.*	11,834	70,515
Jaiprakash Power Ventures Ltd.*	67,472	11,249
JSW Energy Ltd.	7,223	45,456
Total Independent Power & Renewable Electricity Producers		185,767
Independent Power and Renewable Electricity Producers — 0.0%
Reliance Power Ltd.*	33,816	17,004
Industrial Conglomerates — 0.2%
3M India Ltd.	39	13,182
Apar Industries Ltd.	217	14,065
Nava Ltd.	2,242	13,607
Siemens Ltd.	1,158	71,471
Total Industrial Conglomerates		112,325
Insurance — 0.5%
HDFC Life Insurance Co. Ltd.(a)	13,021	104,460
ICICI Lombard General Insurance Co. Ltd.(a)	3,354	70,353
ICICI Prudential Life Insurance Co. Ltd.(a)	5,276	34,836
Max Financial Services Ltd.*	3,124	41,948
PB Fintech Ltd.*	4,191	77,951
Star Health & Allied Insurance Co. Ltd.*	3,254	13,578
Total Insurance		343,126
Interactive Media & Services — 0.1%
Info Edge India Ltd.	991	83,264
IT Services — 3.3%
Coforge Ltd.	792	75,141
Cyient Ltd.	1,018	15,065
HCL Technologies Ltd.	13,291	247,634
Infosys Ltd.	43,376	797,081
LTIMindtree Ltd.(a)	1,119	58,800
Mphasis Ltd.	1,430	41,830
Persistent Systems Ltd.	1,333	85,991
Sonata Software Ltd.	2,292	9,270
Tata Consultancy Services Ltd.	12,230	515,993
Tata Technologies Ltd.	1,604	12,759
Tech Mahindra Ltd.	7,844	130,156
Wipro Ltd.	35,414	108,659
Total IT Services		2,098,379
Life Sciences Tools & Services — 0.2%
Divi's Laboratories Ltd.	1,717	116,019
Syngene International Ltd.(a)	2,498	21,224
Total Life Sciences Tools & Services		137,243
Machinery — 0.4%
AIA Engineering Ltd.	534	20,940
Ashok Leyland Ltd.	19,941	47,645
Cummins India Ltd.	1,870	66,770
Elgi Equipments Ltd.	2,850	16,062
Escorts Kubota Ltd.	478	18,176
Grindwell Norton Ltd.	578	11,474
Kirloskar Oil Engines Ltd.	1,126	9,482
Schaeffler India Ltd.	554	21,884
SKF India Ltd.	285	12,839
Thermax Ltd.	544	23,257
Timken India Ltd.	469	15,093
Titagarh Rail System Ltd.	1,137	10,592
Total Machinery		274,214
Media — 0.0%
Affle India Ltd.*	731	13,757
Zee Entertainment Enterprises Ltd.	13,071	15,039
Total Media		28,796
Metals & Mining — 1.2%
APL Apollo Tubes Ltd.	2,528	45,112
Hindalco Industries Ltd.	19,487	155,593
Jindal Stainless Ltd.	4,372	29,749
Jindal Steel & Power Ltd.	5,054	53,944
JSW Steel Ltd.	12,297	152,963
Lloyds Metals & Energy Ltd.	1,651	24,865
Ramkrishna Forgings Ltd.	1,390	12,576
Ratnamani Metals & Tubes Ltd.	315	9,549
Tata Steel Ltd.	94,906	171,263
Vedanta Ltd.	22,022	119,395
Welspun Corp. Ltd.	1,710	17,402
Total Metals & Mining		792,411
Oil, Gas & Consumable Fuels — 2.3%
Aegis Logistics Ltd.	1,748	16,472
Great Eastern Shipping Co. Ltd.	1,188	12,949
Reliance Industries Ltd.	97,230	1,450,502
Total Oil, Gas & Consumable Fuels		1,479,923
Paper & Forest Products — 0.0%
Aditya Birla Real Estate Ltd.	676	15,501
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.*(a)	2,657	159,016
Personal Care Products — 0.8%
Colgate-Palmolive India Ltd.	1,828	51,111
Dabur India Ltd.	8,235	48,800
Emami Ltd.	3,192	21,656
Godrej Consumer Products Ltd.	5,215	70,730
Hindustan Unilever Ltd.	12,148	321,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Procter & Gamble Hygiene & Health Care Ltd.	127	$20,209
Total Personal Care Products		533,551
Pharmaceuticals — 1.6%
Ajanta Pharma Ltd.	585	17,953
Alkem Laboratories Ltd.	501	28,614
Aurobindo Pharma Ltd.*	3,788	51,431
Cipla Ltd.	7,406	124,963
Concord Biotech Ltd.	828	16,281
Dr. Reddy’s Laboratories Ltd.	8,013	107,268
Gland Pharma Ltd.(a)	984	18,333
GlaxoSmithKline Pharmaceuticals Ltd.	590	19,883
Glenmark Pharmaceuticals Ltd.	2,028	36,564
Ipca Laboratories Ltd.	1,809	31,787
JB Chemicals & Pharmaceuticals Ltd.	838	15,914
Laurus Labs Ltd.(a)	5,550	39,830
Lupin Ltd.	3,192	75,735
Mankind Pharma Ltd.*	1,281	36,340
Natco Pharma Ltd.	1,097	10,252
Neuland Laboratories Ltd.	116	16,383
Piramal Pharma Ltd.	7,861	20,671
Strides Pharma Science Ltd.	796	6,232
Sun Pharmaceutical Industries Ltd.	14,025	284,643
Suven Pharmaceuticals Ltd.*	1,194	16,079
Torrent Pharmaceuticals Ltd.	1,289	48,680
Zydus Lifesciences Ltd.	3,425	35,519
Total Pharmaceuticals		1,059,355
Professional Services — 0.1%
Computer Age Management Services Ltd.	685	29,840
Firstsource Solutions Ltd.	3,971	15,808
L&T Technology Services Ltd.(a)	367	19,329
Total Professional Services		64,977
Real Estate Management & Development — 0.5%
Brigade Enterprises Ltd.	1,793	20,488
DLF Ltd.	9,079	72,284
Godrej Properties Ltd.*	1,830	45,595
Macrotech Developers Ltd.(a)	3,919	54,829
Oberoi Realty Ltd.	1,646	31,532
Phoenix Mills Ltd.	2,759	53,045
Prestige Estates Projects Ltd.	2,355	32,633
Total Real Estate Management & Development		310,406
Software — 0.2%
Birlasoft Ltd.	2,114	9,589
Intellect Design Arena Ltd.	1,266	10,260
KPIT Technologies Ltd.	1,913	29,263
Oracle Financial Services Software Ltd.	299	27,464
Tata Elxsi Ltd.	437	26,661
Total Software		103,237
Specialty Retail — 0.3%
Aditya Birla Fashion & Retail Ltd.*	5,611	16,823
FSN E-Commerce Ventures Ltd.*	16,109	33,751
Trent Ltd.	2,443	152,205
Total Specialty Retail		202,779
Textiles, Apparel & Luxury Goods — 0.4%
Bata India Ltd.	704	10,048
Kalyan Jewellers India Ltd.	3,862	21,112
KPR Mill Ltd.	1,135	12,038
Page Industries Ltd.	83	41,459
Titan Co. Ltd.	5,673	203,321
Total Textiles, Apparel & Luxury Goods		287,978
Tobacco — 0.0%
Godfrey Phillips India Ltd.	169	13,384
Trading Companies & Distributors — 0.2%
Adani Enterprises Ltd.	3,780	102,416
IndiaMart InterMesh Ltd.(a)	379	9,173
Total Trading Companies & Distributors		111,589
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd.	10,084	139,564
GMR Airports Infrastructure Ltd.*	50,758	44,972
JSW Infrastructure Ltd.	4,020	15,041
Total Transportation Infrastructure		199,577
Wireless Telecommunication Services — 1.1%
Bharti Airtel Ltd.	35,660	723,192
Total India		19,555,052
Indonesia — 2.2%
Banks — 0.8%
Bank Central Asia Tbk. PT	989,900	508,101
Broadline Retail — 0.2%
GoTo Gojek Tokopedia Tbk. PT*	22,186,500	111,200
Chemicals — 0.2%
Barito Pacific Tbk. PT	595,279	25,522
Chandra Asri Pacific Tbk. PT	237,600	103,305
Total Chemicals		128,827
Consumer Staples Distribution & Retail — 0.1%
Sumber Alfaria Trijaya Tbk. PT	311,100	38,512
Containers & Packaging — 0.0%
Pantai Indah Kapuk Dua Tbk. PT	33,600	20,290
Diversified Telecommunication Services — 0.0%
Sarana Menara Nusantara Tbk. PT	359,700	10,969
Food Products — 0.2%
Charoen Pokphand Indonesia Tbk. PT	138,100	36,610
Indofood CBP Sukses Makmur Tbk. PT	48,000	29,493
Indofood Sukses Makmur Tbk. PT	84,000	36,014
Total Food Products		102,117
Health Care Providers & Services — 0.0%
Medikaloka Hermina Tbk. PT	193,900	12,412
Mitra Keluarga Karyasehat Tbk. PT	87,400	11,822
Total Health Care Providers & Services		24,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Barito Renewables Energy Tbk. PT	314,800	$104,553
Industrial Conglomerates — 0.2%
Astra International Tbk. PT	365,800	108,680
Metals & Mining — 0.2%
Amman Mineral Internasional PT*	240,800	78,158
Bumi Resources Minerals Tbk. PT*	1,219,200	24,443
Merdeka Battery Materials Tbk. PT*	779,400	14,119
Merdeka Copper Gold Tbk. PT*	259,400	22,400
Total Metals & Mining		139,120
Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk. PT*	2,799,600	15,722
United Tractors Tbk. PT	30,400	43,232
Total Oil, Gas & Consumable Fuels		58,954
Paper & Forest Products — 0.0%
Indah Kiat Pulp & Paper Tbk. PT	46,600	13,845
Pharmaceuticals — 0.0%
Kalbe Farma Tbk. PT	371,500	25,462
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	184,400	16,202
Total Indonesia		1,411,066
Malaysia — 1.9%
Banks — 0.4%
Alliance Bank Malaysia Bhd.	44,400	46,226
Hong Leong Bank Bhd.	35,400	160,666
Hong Leong Financial Group Bhd.	11,300	44,309
Total Banks		251,201
Food Products — 0.4%
Nestle Malaysia Bhd.	2,800	46,882
PPB Group Bhd.	29,400	76,192
QL Resources Bhd.	78,900	83,034
United Plantations Bhd.	14,100	71,175
Total Food Products		277,283
Health Care Equipment & Supplies — 0.1%
Hartalega Holdings Bhd.	85,200	36,288
Top Glove Corp. Bhd.*	216,600	39,537
Total Health Care Equipment & Supplies		75,825
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd.	132,300	49,491
Industrial Conglomerates — 0.1%
Sunway Bhd.	96,700	98,934
Metals & Mining — 0.3%
Press Metal Aluminium Holdings Bhd.	170,400	193,536
Multi-Utilities — 0.3%
YTL Corp. Bhd.	237,900	107,223
YTL Power International Bhd.	113,900	85,473
Total Multi-Utilities		192,696
Professional Services — 0.1%
My EG Services Bhd.	216,900	44,480
Specialty Retail — 0.1%
Mr. DIY Group M Bhd.(a)	200,500	63,708
Total Malaysia		1,247,154
Mexico — 2.7%
Banks — 0.4%
Banco del Bajio SA(a)	7,112	15,456
Grupo Financiero Banorte SAB de CV, Class O	24,942	173,036
Grupo Financiero Inbursa SAB de CV, Class O*	17,992	40,446
Total Banks		228,938
Beverages — 0.5%
Arca Continental SAB de CV	5,868	61,375
Coca-Cola Femsa SAB de CV	6,102	55,794
Fomento Economico Mexicano SAB de CV	19,686	192,287
Total Beverages		309,456
Construction Materials — 0.2%
Cemex SAB de CV, Series CPO	180,230	101,752
Consumer Finance — 0.0%
Gentera SAB de CV	9,704	14,956
Consumer Staples Distribution & Retail — 0.3%
Grupo Comercial Chedraui SA de CV	2,673	15,088
Wal-Mart de Mexico SAB de CV	52,208	143,827
Total Consumer Staples Distribution & Retail		158,915
Diversified REITs — 0.1%
Concentradora Fibra Danhos SA de CV	12,100	13,225
Fibra Uno Administracion SA de CV	29,345	34,296
Total Diversified REITs		47,521
Food Products — 0.1%
Gruma SAB de CV, Class B	2,310	41,724
Grupo Bimbo SAB de CV, Series A	14,907	40,542
Total Food Products		82,266
Hotels, Restaurants & Leisure — 0.0%
Alsea SAB de CV	5,382	11,449
Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, Class A	12,838	21,053
Industrial Conglomerates — 0.1%
Alfa SAB de CV, Class A	43,330	33,824
Grupo Carso SAB de CV, Series A1	5,868	34,497
Total Industrial Conglomerates		68,321
Industrial REITs — 0.1%
FIBRA Macquarie Mexico(a)	10,036	14,854
Prologis Property Mexico SA de CV	10,700	34,247
Total Industrial REITs		49,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Insurance — 0.0%
Qualitas Controladora SAB de CV	2,200	$19,123
Media — 0.0%
Grupo Televisa SAB, Series CPO	31,546	10,917
Metals & Mining — 0.3%
Grupo Mexico SAB de CV, Series B	34,930	174,699
Industrias Penoles SAB de CV*	2,453	45,527
Total Metals & Mining		220,226
Real Estate Management & Development — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	12,227	27,988
Transportation Infrastructure — 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	3,546	34,864
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,097	94,275
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,114	57,890
Promotora y Operadora de Infraestructura SAB de CV	2,697	27,249
Total Transportation Infrastructure		214,278
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series B	210,075	149,714
Total Mexico		1,735,974
Philippines — 0.9%
Banks — 0.2%
Bank of the Philippine Islands	24,991	57,646
BDO Unibank, Inc.	24,088	64,529
Metropolitan Bank & Trust Co.	22,900	29,213
Total Banks		151,388
Beverages — 0.0%
Emperador, Inc.	58,700	13,417
Electric Utilities — 0.1%
Manila Electric Co.	3,990	38,349
Food Products — 0.1%
Monde Nissin Corp.(a)	90,400	11,422
Universal Robina Corp.	11,030	13,492
Total Food Products		24,914
Hotels, Restaurants & Leisure — 0.1%
Jollibee Foods Corp.	5,910	24,786
Industrial Conglomerates — 0.2%
Aboitiz Equity Ventures, Inc.	24,600	14,186
Ayala Corp.	2,860	29,537
GT Capital Holdings, Inc.	1,150	10,229
SM Investments Corp.	6,120	84,274
Total Industrial Conglomerates		138,226
Real Estate Management & Development — 0.1%
Ayala Land, Inc.	68,800	27,652
SM Prime Holdings, Inc.	132,600	55,612
Total Real Estate Management & Development		83,264
Transportation Infrastructure — 0.1%
International Container Terminal Services, Inc.	9,000	55,832
Wireless Telecommunication Services — 0.0%
PLDT, Inc.	995	22,100
Total Philippines		552,276
Poland — 1.7%
Banks — 0.7%
Alior Bank SA	1,947	60,122
Bank Millennium SA*	12,979	47,324
Bank Polska Kasa Opieki SA	3,842	174,168
mBank SA*	290	60,662
Santander Bank Polska SA	799	114,226
Total Banks		456,502
Broadline Retail — 0.2%
Allegro.eu SA*(a)	13,712	110,530
Construction & Engineering — 0.0%
Budimex SA	270	39,372
Consumer Staples Distribution & Retail — 0.2%
Dino Polska SA*(a)	986	114,771
Diversified Telecommunication Services — 0.0%
Orange Polska SA	15,464	34,923
Entertainment — 0.1%
CD Projekt SA	1,507	82,306
Metals & Mining — 0.1%
Grupa Kety SA	215	45,850
Software — 0.1%
Asseco Poland SA	984	40,091
Specialty Retail — 0.1%
CCC SA*	908	54,789
Textiles, Apparel & Luxury Goods — 0.2%
LPP SA	25	113,525
Total Poland		1,092,659
Romania — 0.1%
Real Estate Management & Development — 0.1%
NEPI Rockcastle NV	9,448	68,076
Saudi Arabia — 6.0%
Banks — 3.6%
Al Rajhi Bank	60,925	1,656,674
Alinma Bank	37,683	308,408
Bank AlBilad	19,019	187,092
Bank Al-Jazira*	15,428	71,894
Saudi Awwal Bank	11,634	116,306
Total Banks		2,340,374
Chemicals — 0.2%
Advanced Petrochemical Co.*	3,796	31,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Sahara International Petrochemical Co.	11,566	$64,134
Total Chemicals		95,353
Consumer Staples Distribution & Retail — 0.1%
Abdullah Al Othaim Markets Co.	12,831	33,453
Nahdi Medical Co.	1,630	50,059
Total Consumer Staples Distribution & Retail		83,512
Diversified Consumer Services — 0.0%
National Co. for Learning & Education	605	25,741
Electrical Equipment — 0.1%
Riyadh Cables Group Co.	1,419	48,043
Food Products — 0.2%
Almarai Co. JSC	5,246	77,758
Saudia Dairy & Foodstuff Co.	467	37,474
Savola Group*	3,411	26,825
Total Food Products		142,057
Gas Utilities — 0.0%
National Gas & Industrialization Co.	1,022	25,338
Health Care Providers & Services — 0.6%
Dallah Healthcare Co.	894	30,172
Dr. Sulaiman Al Habib Medical Services Group Co.	3,063	227,494
Mouwasat Medical Services Co.	2,936	58,703
National Medical Care Co.	714	30,531
Saudi Chemical Co. Holding*	12,869	29,676
Total Health Care Providers & Services		376,576
Hotels, Restaurants & Leisure — 0.1%
Leejam Sports Co. JSC	779	31,400
Industrial Conglomerates — 0.1%
Astra Industrial Group	1,158	48,159
Insurance — 0.2%
Al Rajhi Co. for Co.-operative Insurance*	1,534	57,825
Bupa Arabia for Cooperative Insurance Co.	830	39,076
Total Insurance		96,901
Media — 0.1%
Saudi Research & Media Group*	1,118	51,621
Pharmaceuticals — 0.0%
Jamjoom Pharmaceuticals Factory Co.	685	28,488
Real Estate Management & Development — 0.2%
Arabian Centres Co.(a)	7,255	39,804
Dar Al Arkan Real Estate Development Co.*	17,220	98,240
Total Real Estate Management & Development		138,044
Specialty Retail — 0.2%
Aldrees Petroleum & Transport Services Co.	1,464	54,328
Jarir Marketing Co.	18,674	64,618
Total Specialty Retail		118,946
Wireless Telecommunication Services — 0.3%
Etihad Etisalat Co.	11,028	179,336
Mobile Telecommunications Co. Saudi Arabia	12,351	37,075
Total Wireless Telecommunication Services		216,411
Total Saudi Arabia		3,866,964
South Africa — 3.7%
Banks — 1.2%
Absa Group Ltd.	14,531	139,836
Capitec Bank Holdings Ltd.	1,467	247,479
Nedbank Group Ltd.	7,970	111,477
Standard Bank Group Ltd.	22,818	297,025
Total Banks		795,817
Broadline Retail — 0.1%
Woolworths Holdings Ltd.	15,173	42,074
Capital Markets — 0.1%
Investec Ltd.	4,150	25,717
PSG Financial Services Ltd.	13,058	12,822
Total Capital Markets		38,539
Consumer Staples Distribution & Retail — 0.3%
Clicks Group Ltd.	3,993	73,541
Shoprite Holdings Ltd.	8,219	121,869
Total Consumer Staples Distribution & Retail		195,410
Financial Services — 0.5%
FirstRand Ltd.	87,898	343,336
Food Products — 0.1%
Tiger Brands Ltd.	2,750	41,549
Insurance — 0.5%
Discovery Ltd.	9,594	104,068
Momentum Group Ltd.	19,847	33,679
Old Mutual Ltd.	85,459	55,294
Sanlam Ltd.	29,433	132,427
Total Insurance		325,468
Media — 0.0%
MultiChoice Group*	4,179	24,937
Metals & Mining — 0.6%
Anglo American Platinum Ltd.	940	37,533
Harmony Gold Mining Co. Ltd.	10,444	151,329
Impala Platinum Holdings Ltd.*	14,591	99,897
Kumba Iron Ore Ltd.	838	14,218
Sibanye Stillwater Ltd.*	46,187	52,310
Total Metals & Mining		355,287
Oil, Gas & Consumable Fuels — 0.0%
Exxaro Resources Ltd.	3,971	32,030
Paper & Forest Products — 0.0%
Sappi Ltd.	10,092	19,858
Retail REITs — 0.0%
Resilient REIT Ltd.	4,754	14,697
Specialty Retail — 0.2%
Mr. Price Group Ltd.	4,744	57,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Pepkor Holdings Ltd.(a)	34,530	$47,931
Total Specialty Retail		105,088
Wireless Telecommunication Services — 0.1%
Vodacom Group Ltd.	10,728	73,175
Total South Africa		2,407,265
South Korea — 11.8%
Aerospace & Defense — 0.1%
Hanwha Systems Co. Ltd.	600	13,080
LIG Nex1 Co. Ltd.	155	26,105
Total Aerospace & Defense		39,185
Air Freight & Logistics — 0.1%
Hyundai Glovis Co. Ltd.	571	43,586
Automobiles — 0.3%
Hyundai Motor Co.	1,652	221,239
Banks — 1.1%
BNK Financial Group, Inc.	3,581	24,927
Hana Financial Group, Inc.	3,390	137,212
JB Financial Group Co. Ltd.	1,150	13,597
KakaoBank Corp.	4,045	60,572
KB Financial Group, Inc.	4,220	226,404
Shinhan Financial Group Co. Ltd.	5,973	190,852
Woori Financial Group, Inc.	7,555	84,657
Total Banks		738,221
Biotechnology — 0.4%
Alteogen, Inc.*	339	81,958
Celltrion, Inc.	1,794	205,876
Total Biotechnology		287,834
Capital Markets — 0.2%
KIWOOM Securities Co. Ltd.	154	13,272
Korea Investment Holdings Co. Ltd.	478	23,697
Mirae Asset Securities Co. Ltd.	3,294	20,513
NH Investment & Securities Co. Ltd.	1,714	16,319
Samsung Securities Co. Ltd.	813	24,984
Total Capital Markets		98,785
Chemicals — 0.2%
Enchem Co. Ltd.*	239	10,599
Hanwha Solutions Corp.	1,885	23,567
Kumho Petrochemical Co. Ltd.	199	16,312
LG Chem Ltd.	460	76,536
SKC Co. Ltd.*	247	17,261
Total Chemicals		144,275
Construction & Engineering — 0.0%
Samsung E&A Co. Ltd.	1,664	22,352
Diversified Telecommunication Services — 0.1%
KT Corp.	1,258	42,375
LG Uplus Corp.	2,759	19,299
Total Diversified Telecommunication Services		61,674
Electrical Equipment — 0.6%
CS Wind Corp.	461	10,613
Doosan Enerbility Co. Ltd.*	5,293	84,293
Ecopro BM Co. Ltd.*	657	42,922
Ecopro Co. Ltd.	1,279	43,119
Ecopro Materials Co. Ltd.*	307	12,051
HD Hyundai Electric Co. Ltd.	210	41,643
L&F Co. Ltd.*	309	12,549
LG Energy Solution Ltd.*	477	108,358
LS Corp.	201	14,360
LS Electric Co. Ltd.	168	20,000
POSCO Future M Co. Ltd.*	349	28,513
Total Electrical Equipment		418,421
Electronic Equipment, Instruments & Components — 0.3%
LG Display Co. Ltd.*	4,552	27,235
LG Innotek Co. Ltd.	155	16,832
Samsung Electro-Mechanics Co. Ltd.	720	63,125
Samsung SDI Co. Ltd.	507	64,903
Total Electronic Equipment, Instruments & Components		172,095
Entertainment — 0.2%
HYBE Co. Ltd.	303	48,460
Krafton, Inc.*	397	90,184
NCSoft Corp.	156	15,828
Netmarble Corp.(a)	261	6,939
Total Entertainment		161,411
Financial Services — 0.1%
Meritz Financial Group, Inc.	1,008	83,515
Food Products — 0.1%
CJ CheilJedang Corp.	106	17,745
Orion Corp.	237	18,976
Samyang Foods Co. Ltd.	62	36,210
Total Food Products		72,931
Health Care Equipment & Supplies — 0.1%
HLB, Inc.*	1,545	57,813
Hotels, Restaurants & Leisure — 0.0%
Hanjin Kal Corp.	513	28,254
Household Durables — 0.2%
Coway Co. Ltd.	856	47,087
LG Electronics, Inc.	1,321	69,257
Total Household Durables		116,344
Industrial Conglomerates — 0.2%
GS Holdings Corp.	505	12,621
LG Corp.	1,097	48,126
SK, Inc.	418	36,790
Total Industrial Conglomerates		97,537
Insurance — 0.3%
DB Insurance Co. Ltd.	519	31,228
Hyundai Marine & Fire Insurance Co. Ltd.*	674	10,001
Samsung Fire & Marine Insurance Co. Ltd.	394	95,657
Samsung Life Insurance Co. Ltd.	1,223	68,854
Total Insurance		205,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Interactive Media & Services — 0.5%
Kakao Corp.	3,533	$93,813
NAVER Corp.	1,785	231,535
Total Interactive Media & Services		325,348
IT Services — 0.1%
Posco DX Co. Ltd.	532	8,816
Samsung SDS Co. Ltd.	508	40,088
Total IT Services		48,904
Life Sciences Tools & Services — 0.2%
Samsung Biologics Co. Ltd.*(a)	221	152,186
Machinery — 0.5%
Doosan Bobcat, Inc.	729	24,754
HD Hyundai Heavy Industries Co. Ltd.	308	58,358
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	569	77,670
Hyundai Rotem Co. Ltd.	738	52,625
Samsung Heavy Industries Co. Ltd.*	8,941	81,850
Total Machinery		295,257
Media — 0.0%
Cheil Worldwide, Inc.	1,015	12,421
Metals & Mining — 0.4%
Hyundai Steel Co.	1,402	23,803
Korea Zinc Co. Ltd.	113	59,704
POSCO Holdings, Inc.	873	165,114
Total Metals & Mining		248,621
Oil, Gas & Consumable Fuels — 0.2%
HD Hyundai Co. Ltd.	638	31,413
SK Innovation Co. Ltd.	665	50,761
S-Oil Corp.	399	15,201
Total Oil, Gas & Consumable Fuels		97,375
Passenger Airlines — 0.1%
Korean Air Lines Co. Ltd.	2,462	35,613
Personal Care Products — 0.1%
Amorepacific Corp.	475	32,710
LG H&H Co. Ltd.	105	22,283
Total Personal Care Products		54,993
Pharmaceuticals — 0.2%
Celltrion Pharm, Inc.*	224	7,354
Hanmi Pharm Co. Ltd.	108	16,539
Sam Chun Dang Pharm Co. Ltd.	215	24,092
SK Biopharmaceuticals Co. Ltd.*	373	25,154
Yuhan Corp.	775	57,474
Total Pharmaceuticals		130,613
Semiconductors & Semiconductor Equipment — 1.3%
Hanmi Semiconductor Co. Ltd.	481	22,278
HPSP Co. Ltd.	723	12,840
LEENO Industrial, Inc.	90	11,497
SK Hynix, Inc.	5,906	764,872
Total Semiconductors & Semiconductor Equipment		811,487
Specialty Retail — 0.0%
Hotel Shilla Co. Ltd.*	288	7,530
Technology Hardware, Storage & Peripherals — 3.4%
CosmoAM&T Co. Ltd.*	401	10,348
Samsung Electronics Co. Ltd.	55,709	2,186,744
Total Technology Hardware, Storage & Peripherals		2,197,092
Textiles, Apparel & Luxury Goods — 0.0%
Fila Holdings Corp.	508	13,092
Tobacco — 0.1%
KT&G Corp.	1,298	89,119
Trading Companies & Distributors — 0.0%
Posco International Corp.	540	18,061
Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd.	1,322	49,828
Total South Korea		7,658,752
Taiwan — 28.3%
Automobile Components — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	29,000	43,846
Tong Yang Industry Co. Ltd.	6,000	23,221
Total Automobile Components		67,067
Automobiles — 0.0%
Sanyang Motor Co. Ltd.	7,000	14,821
Yulon Motor Co. Ltd.	7,000	8,739
Total Automobiles		23,560
Banks — 1.7%
CTBC Financial Holding Co. Ltd.	281,000	333,874
E.Sun Financial Holding Co. Ltd.	234,672	203,202
Far Eastern International Bank	58,922	23,780
First Financial Holding Co. Ltd.	159,630	130,050
King's Town Bank Co. Ltd.	16,000	23,612
Shanghai Commercial & Savings Bank Ltd.	67,392	91,338
SinoPac Financial Holdings Co. Ltd.	177,286	118,805
Taichung Commercial Bank Co. Ltd.	52,127	32,263
Taishin Financial Holding Co. Ltd.	184,515	95,585
Union Bank of Taiwan	49,812	25,429
Total Banks		1,077,938
Biotechnology — 0.1%
PharmaEssentia Corp.*	4,000	62,405
Broadline Retail — 0.0%
momo.com, Inc.	1,000	10,466
Capital Markets — 0.1%
Capital Securities Corp.	30,000	22,905
IBF Financial Holdings Co. Ltd.	40,738	15,705
Total Capital Markets		38,610
Chemicals — 0.3%
Eternal Materials Co. Ltd.	17,000	14,234
Formosa Plastics Corp.	70,000	77,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Nan Ya Plastics Corp.	82,000	$74,091
Total Chemicals		165,488
Commercial Services & Supplies — 0.0%
Taiwan Secom Co. Ltd.	4,000	14,698
Communications Equipment — 0.2%
Accton Technology Corp.	7,000	121,437
Wistron NeWeb Corp.	5,143	21,608
Total Communications Equipment		143,045
Construction & Engineering — 0.1%
United Integrated Services Co. Ltd.	3,000	41,247
Construction Materials — 0.2%
Goldsun Building Materials Co. Ltd.	15,000	18,410
TCC Group Holdings Co. Ltd.	104,000	100,390
Total Construction Materials		118,800
Consumer Staples Distribution & Retail — 0.1%
President Chain Store Corp.	8,000	60,477
Containers & Packaging — 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	4,066	18,002
Electrical Equipment — 0.4%
Bizlink Holding, Inc.	2,000	30,359
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,000	23,673
Fortune Electric Co. Ltd.	3,200	43,322
Shihlin Electric & Engineering Corp.	4,000	17,649
Ta Ya Electric Wire & Cable	14,000	16,529
Tatung Co. Ltd.*	26,000	31,871
Teco Electric & Machinery Co. Ltd.	19,000	28,040
Voltronic Power Technology Corp.	1,000	46,081
Walsin Lihwa Corp.	47,000	32,558
Total Electrical Equipment		270,082
Electronic Equipment, Instruments & Components — 2.8%
AUO Corp.	115,000	46,585
Chroma ATE, Inc.	5,000	42,919
Compeq Manufacturing Co. Ltd.	18,000	30,685
Delta Electronics, Inc.	28,000	303,592
Elite Material Co. Ltd.	5,000	82,072
Genius Electronic Optical Co. Ltd.	1,000	11,806
Gold Circuit Electronics Ltd.	5,000	30,269
Hon Hai Precision Industry Co. Ltd.	159,000	699,164
Innolux Corp.	108,333	49,268
Largan Precision Co. Ltd.	1,000	70,928
Lotes Co. Ltd.	1,000	41,413
Primax Electronics Ltd.	5,000	12,484
Sinbon Electronics Co. Ltd.	3,000	22,995
Supreme Electronics Co. Ltd.	7,000	11,469
Synnex Technology International Corp.	19,000	40,858
Tripod Technology Corp.	6,000	35,419
TXC Corp.	3,000	8,313
Unimicron Technology Corp.	20,000	55,719
Walsin Technology Corp.	4,000	10,421
WPG Holdings Ltd.	24,000	44,816
WT Microelectronics Co. Ltd.	8,296	24,411
Yageo Corp.	6,779	98,206
Zhen Ding Technology Holding Ltd.	9,000	28,055
Total Electronic Equipment, Instruments & Components		1,801,867
Financial Services — 0.3%
Yuanta Financial Holding Co. Ltd.	181,663	183,017
Food Products — 0.3%
Great Wall Enterprise Co. Ltd.	12,000	20,854
Lien Hwa Industrial Holdings Corp.	18,120	26,605
Uni-President Enterprises Corp.	70,000	169,716
Total Food Products		217,175
Household Durables — 0.0%
Nien Made Enterprise Co. Ltd.	2,000	23,733
Industrial Conglomerates — 0.1%
Far Eastern New Century Corp.	58,000	57,472
Insurance — 1.2%
Cathay Financial Holding Co. Ltd.	136,101	250,866
Fubon Financial Holding Co. Ltd.	126,927	326,086
KGI Financial Holding Co. Ltd.	238,000	122,933
Shin Kong Financial Holding Co. Ltd.*	246,838	90,699
Total Insurance		790,584
Leisure Products — 0.1%
Fusheng Precision Co. Ltd.	2,000	20,993
Giant Manufacturing Co. Ltd.	5,036	21,310
Merida Industry Co. Ltd.	3,000	13,598
Total Leisure Products		55,901
Machinery — 0.1%
Hiwin Technologies Corp.	4,000	29,034
Kaori Heat Treatment Co. Ltd.	2,000	13,372
Kinik Co.	2,000	12,981
Shin Zu Shing Co. Ltd.	3,000	20,330
Total Machinery		75,717
Marine Transportation — 0.0%
Wisdom Marine Lines Co. Ltd.	7,000	14,821
Metals & Mining — 0.1%
Century Iron & Steel Industrial Co. Ltd.	3,000	14,321
Feng Hsin Steel Co. Ltd.	5,000	10,195
TA Chen Stainless Pipe	26,200	38,863
Tung Ho Steel Enterprise Corp.	5,000	10,722
Total Metals & Mining		74,101
Oil, Gas & Consumable Fuels — 0.0%
Formosa Petrochemical Corp.	23,000	25,354
Paper & Forest Products — 0.0%
YFY, Inc.	20,000	17,137
Passenger Airlines — 0.1%
Eva Airways Corp.	40,000	48,852
Real Estate Management & Development — 0.1%
Highwealth Construction Corp.	26,601	34,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Ruentex Development Co. Ltd.	29,350	31,027
Total Real Estate Management & Development		65,838
Semiconductors & Semiconductor Equipment — 17.0%
Alchip Technologies Ltd.	1,000	82,524
AP Memory Technology Corp.	2,000	15,150
ASE Technology Holding Co. Ltd.	48,000	206,731
Elan Microelectronics Corp.	4,000	16,384
Everlight Electronics Co. Ltd.	5,000	12,303
Faraday Technology Corp.	3,077	19,693
Foxsemicon Integrated Technology, Inc.	1,000	8,132
Global Unichip Corp.	1,000	31,624
Jentech Precision Industrial Co. Ltd.	1,000	29,395
King Yuan Electronics Co. Ltd.	18,000	47,545
Macronix International Co. Ltd.	31,000	19,327
MediaTek, Inc.	22,000	921,015
Nanya Technology Corp.*	21,000	23,655
Novatek Microelectronics Corp.	8,449	138,686
Powerchip Semiconductor Manufacturing Corp.*	52,000	23,805
Powertech Technology, Inc.	12,000	44,093
Realtek Semiconductor Corp.	7,000	110,263
Sigurd Microelectronics Corp.	5,000	11,475
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	8,934,869
Topco Scientific Co. Ltd.	3,000	23,583
United Microelectronics Corp.	162,000	217,854
Winbond Electronics Corp.*	40,643	21,483
Total Semiconductors & Semiconductor Equipment		10,959,589
Specialty Retail — 0.2%
Hotai Motor Co. Ltd.	5,020	91,019
Technology Hardware, Storage & Peripherals — 2.1%
Acer, Inc.	46,000	49,114
Advantech Co. Ltd.	7,299	82,437
Asia Vital Components Co. Ltd.	5,000	68,368
Asustek Computer, Inc.	9,000	165,078
Chicony Electronics Co. Ltd.	9,000	45,539
Compal Electronics, Inc.	61,000	58,515
Getac Holdings Corp.	6,000	20,511
Gigabyte Technology Co. Ltd.	7,000	51,020
HTC Corp.*	8,000	9,445
Inventec Corp.	44,000	55,923
King Slide Works Co. Ltd.	1,000	49,695
Lite-On Technology Corp., ADR	30,000	82,132
Micro-Star International Co. Ltd.	12,000	58,550
Pegatron Corp.	30,000	75,808
Qisda Corp.	23,000	20,123
Quanta Computer, Inc.	40,000	270,462
Wistron Corp.	41,000	117,681
Wiwynn Corp.	2,000	98,487
Total Technology Hardware, Storage & Peripherals		1,378,888
Textiles, Apparel & Luxury Goods — 0.2%
Eclat Textile Co. Ltd.	3,000	39,756
Feng TAY Enterprise Co. Ltd.	8,360	29,963
Makalot Industrial Co. Ltd.	3,060	28,248
Pou Chen Corp.	38,000	40,400
Total Textiles, Apparel & Luxury Goods		138,367
Wireless Telecommunication Services — 0.3%
Far EasTone Telecommunications Co. Ltd.	25,000	69,272
Taiwan Mobile Co. Ltd.	28,000	98,246
Total Wireless Telecommunication Services		167,518
Total Taiwan		18,298,835
Thailand — 1.8%
Banks — 0.3%
Bangkok Bank PCL, NVDR	9,000	39,131
Kasikornbank PCL, NVDR	19,100	90,926
Tisco Financial Group PCL, NVDR	7,000	20,427
TMBThanachart Bank PCL, NVDR	957,900	55,342
Total Banks		205,826
Broadline Retail — 0.1%
Central Retail Corp. PCL, NVDR	50,000	36,846
Chemicals — 0.0%
Indorama Ventures PCL, NVDR	32,500	18,681
Consumer Staples Distribution & Retail — 0.2%
CP ALL PCL, NVDR	77,700	113,372
Diversified Telecommunication Services — 0.2%
True Corp. PCL, NVDR*	297,996	102,772
Electronic Equipment, Instruments & Components — 0.2%
Delta Electronics Thailand PCL, NVDR	74,600	144,582
Food Products — 0.1%
Charoen Pokphand Foods PCL, NVDR	57,600	40,409
Health Care Providers & Services — 0.1%
Bangkok Dusit Medical Services PCL, NVDR	91,354	58,704
Bumrungrad Hospital PCL, NVDR	7,400	35,882
Total Health Care Providers & Services		94,586
Hotels, Restaurants & Leisure — 0.1%
Minor International PCL, NVDR	44,300	34,278
Independent Power & Renewable Electricity Producers — 0.2%
Gulf Energy Development PCL, NVDR^	88,700	130,076
Real Estate Management & Development — 0.0%
Central Pattana PCL, NVDR	23,600	32,696
Specialty Retail — 0.0%
Home Product Center PCL, NVDR	68,200	17,289
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL, NVDR	17,900	145,099
Intouch Holdings PCL, NVDR^	16,100	38,678
Total Wireless Telecommunication Services		183,777
Total Thailand		1,155,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

Investments	Shares	Value
Turkey — 0.9%
Automobiles — 0.0%
Ford Otomotiv Sanayi AS	1,032	28,790
Banks — 0.3%
Akbank TAS	46,826	64,453
Haci Omer Sabanci Holding AS	20,618	45,651
Turkiye Garanti Bankasi AS	9,248	28,748
Turkiye Is Bankasi AS, Class C	130,009	41,989
Yapi ve Kredi Bankasi AS	52,625	33,327
Total Banks		214,168
Beverages — 0.0%
Coca-Cola Icecek AS	13,612	19,167
Chemicals — 0.0%
Sasa Polyester Sanayi AS*	193,400	19,055
Consumer Staples Distribution & Retail — 0.2%
BIM Birlesik Magazalar AS	6,415	77,441
Migros Ticaret AS	1,353	17,652
Total Consumer Staples Distribution & Retail		95,093
Industrial Conglomerates — 0.2%
AG Anadolu Grubu Holding AS	1,800	14,000
KOC Holding AS	17,739	76,451
Turkiye Sise ve Cam Fabrikalari AS	15,628	15,883
Total Industrial Conglomerates		106,334
Oil, Gas & Consumable Fuels — 0.1%
Turkiye Petrol Rafinerileri AS	12,404	45,093
Passenger Airlines — 0.0%
Pegasus Hava Tasimaciligi AS*	3,118	21,171
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding AS*	2,874	18,322
Wireless Telecommunication Services — 0.1%
Turkcell Iletisim Hizmetleri AS	18,648	47,062
Total Turkey		614,255
TOTAL COMMON STOCKS (COST: $60,772,563)		64,460,284
MUTUAL FUND — 2.2%
United States — 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $1,434,602)	1,434,602	1,434,602
TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost: $62,207,165)		65,894,886
Other Liabilities less Assets — (2.0)%		(1,274,321)
NET ASSETS — 100.0%		$64,620,565

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $168,754, which represents 0.3% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2025

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
MYR	Malaysian ringgit
SAR	Saudi Arabian riyal
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/2/2025	248,719	MYR	56,144	USD	$–	$(95)
Barclays Bank PLC	4/2/2025	691,768	SAR	184,422	USD	–	(5)
JP Morgan Chase Bank NA	4/1/2025	682,490	BRL	118,336	USD	821	–
						$821	$(100)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Wireless Telecommunication Services	$1,659,417	$–	$38,678	*	$1,698,095
Independent Power & Renewable Electricity Producers	271,518	–	130,076	*	401,594
Other	62,360,595	–	–		62,360,595
Mutual Fund	–	1,434,602	–		1,434,602
Total Investments in Securities	$64,291,530	$1,434,602	$168,754		$65,894,886
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$821	$–		$821
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(100)	$–		$(100)
Total - Net	$64,291,530	$1,435,323	$168,754		$65,895,607

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 98.0%
Canada — 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$29,000	$29,037
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,146
Total Canada		35,183
United Kingdom — 0.6%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,270
4.54%, 8/15/47	16,000	12,813
4.76%, 9/6/49	7,000	5,718
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	29,000	32,008
RELX Capital, Inc.
4.00%, 3/18/29	29,000	28,432
Reynolds American, Inc.
5.85%, 8/15/45	30,000	28,659
Total United Kingdom		112,900
United States — 97.2%
3M Co.
3.38%, 3/1/29	52,000	49,820
3.13%, 9/19/46	9,000	6,224
AbbVie, Inc.
4.25%, 11/14/28	54,000	53,877
3.20%, 11/21/29	7,000	6,615
4.50%, 5/14/35	14,000	13,439
4.88%, 11/14/48	8,000	7,331
4.25%, 11/21/49	10,000	8,309
Aetna, Inc.
6.63%, 6/15/36	6,000	6,408
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,297
1.88%, 2/1/33	12,000	9,452
2.95%, 3/15/34(a)	21,000	17,543
Allstate Corp.
5.55%, 5/9/35	31,000	31,808
3.85%, 8/10/49	11,000	8,291
Ally Financial, Inc.
7.10%, 11/15/27	77,000	81,086
2.20%, 11/2/28(a)	6,000	5,439
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,038
5.80%, 2/14/39	19,000	19,078
5.95%, 2/14/49(a)	20,000	19,725
Amazon.com, Inc.
3.45%, 4/13/29(a)	61,000	59,503
4.25%, 8/22/57	7,000	5,775
2.70%, 6/3/60	9,000	5,239
Amcor Finance USA, Inc.
3.63%, 4/28/26	39,000	38,600
Ameren Corp.
3.50%, 1/15/31	80,000	74,356
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	8,911
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)(b)	89,000	89,865
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(b)	44,000	44,006
American Homes 4 Rent LP
5.50%, 2/1/34	17,000	17,023
American Honda Finance Corp.
1.30%, 9/9/26	49,000	46,882
American International Group, Inc.
4.38%, 6/30/50	47,000	39,004
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,690
Amgen, Inc.
5.15%, 3/2/28	123,000	125,234
5.25%, 3/2/33	67,000	68,003
5.60%, 3/2/43	22,000	21,823
4.66%, 6/15/51	70,000	59,839
5.65%, 3/2/53	9,000	8,831
Amphenol Corp.
2.80%, 2/15/30(a)	20,000	18,474
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	9,344
Apollo Global Management, Inc.
5.80%, 5/21/54	17,000	16,803
Apple, Inc.
1.65%, 2/8/31(a)	6,000	5,186
3.85%, 5/4/43	7,000	5,876
4.65%, 2/23/46	54,000	49,877
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,587
Athene Holding Ltd.
6.25%, 4/1/54	25,000	25,062
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,563
AutoZone, Inc.
1.65%, 1/15/31	66,000	55,544
Avery Dennison Corp.
2.65%, 4/30/30	32,000	29,024
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	30,849
3.25%, 10/21/27	10,000	9,741
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(b)	138,000	133,778
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	148,263
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(b)	49,000	44,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	$230,000	$206,696
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	41,287
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,666
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,992
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(b)	43,000	43,216
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(b)	60,000	60,897
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(b)	89,000	87,119
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(b)	44,000	43,918
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	3,000	2,693
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,762
3.30%, 8/23/29	85,000	80,535
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	18,765
Berkshire Hathaway Energy Co.
1.65%, 5/15/31	53,000	44,297
6.13%, 4/1/36	15,000	15,971
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,855
Biogen, Inc.
3.15%, 5/1/50	13,000	8,167
BlackRock Funding, Inc.
5.25%, 3/14/54	18,000	17,382
Blackstone Private Credit Fund
6.00%, 11/22/34(c)	45,000	43,312
Blackstone Secured Lending Fund
2.85%, 9/30/28	40,000	36,643
Blue Owl Capital Corp.
3.40%, 7/15/26	37,000	36,152
Booking Holdings, Inc.
3.55%, 3/15/28	31,000	30,400
BorgWarner, Inc.
4.38%, 3/15/45(a)	33,000	26,870
Boston Scientific Corp.
4.70%, 3/1/49(a)	10,000	8,986
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	50,571
Brighthouse Financial, Inc.
5.63%, 5/15/30	9,000	9,318
4.70%, 6/22/47	4,000	3,126
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	100,959
4.25%, 10/26/49	31,000	25,368
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	72,000	71,242
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	22,869
4.30%, 11/15/32(a)	18,000	17,189
3.42%, 4/15/33(c)	142,000	126,535
3.47%, 4/15/34(c)	21,000	18,495
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	134,158
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	29,096
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	30,622
5.40%, 6/1/41	25,000	24,829
Campbell Soup Co.
2.38%, 4/24/30	20,000	17,863
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,430
3.80%, 1/31/28	146,000	142,908
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)(b)	44,000	44,727
Cardinal Health, Inc.
5.35%, 11/15/34	44,000	44,195
Carrier Global Corp.
3.38%, 4/5/40	76,000	59,824
Caterpillar, Inc.
2.60%, 4/9/30	53,000	48,793
Cencora, Inc.
2.80%, 5/15/30(a)	33,000	30,223
CF Industries, Inc.
4.95%, 6/1/43	40,000	34,946
Charles Schwab Corp.
1.15%, 5/13/26	132,000	127,419
Cheniere Energy Partners LP
5.75%, 8/15/34	43,000	43,647
Cheniere Energy, Inc.
5.65%, 4/15/34	43,000	43,522
Chubb Corp.
6.50%, 5/15/38, Series 1	23,000	25,792
Cigna Group
4.38%, 10/15/28	14,000	13,898
5.40%, 3/15/33	20,000	20,371
4.80%, 8/15/38	37,000	34,569
4.90%, 12/15/48(a)	10,000	8,733
3.40%, 3/15/51	12,000	8,053
5.60%, 2/15/54	27,000	25,750
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	6,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
Citigroup, Inc.
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	$194,000	$193,906
4.30%, 11/20/26	17,000	16,936
4.45%, 9/29/27	21,000	20,896
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,859
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	36,397
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	26,312
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	19,121
6.63%, 6/15/32	119,000	128,314
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	57,000	49,954
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	26,540
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(b)	43,000	43,979
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(b)	52,000	51,703
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(b)	52,000	52,450
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	37,684
Clorox Co.
4.60%, 5/1/32	9,000	8,883
Coca-Cola Co.
2.25%, 1/5/32(a)	30,000	26,198
3.00%, 3/5/51	16,000	10,680
Comcast Corp.
3.15%, 2/15/28	47,000	45,486
4.15%, 10/15/28	9,000	8,903
4.25%, 10/15/30(a)	12,000	11,780
1.50%, 2/15/31	51,000	42,649
4.25%, 1/15/33(a)	41,000	38,981
2.89%, 11/1/51	56,000	34,134
2.94%, 11/1/56	135,000	79,386
2.99%, 11/1/63	29,000	16,461
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,635
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	26,287
ConocoPhillips Co.
5.90%, 5/15/38	54,000	57,229
4.03%, 3/15/62	11,000	8,012
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	62,158
4.50%, 5/15/58	21,000	17,062
3.60%, 6/15/61	6,000	4,095
Constellation Energy Generation LLC
6.50%, 10/1/53	24,000	25,214
Continental Resources, Inc.
4.38%, 1/15/28	40,000	39,216
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	72,000	73,565
Corning, Inc.
5.45%, 11/15/79	11,000	10,035
CSX Corp.
4.25%, 3/15/29	68,000	67,446
6.00%, 10/1/36	7,000	7,479
4.25%, 11/1/66	8,000	6,196
CubeSmart LP
2.50%, 2/15/32	11,000	9,293
CVS Health Corp.
4.30%, 3/25/28	9,000	8,891
4.78%, 3/25/38	88,000	79,202
5.13%, 7/20/45	106,000	92,566
5.05%, 3/25/48	124,000	105,897
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	71,927
5.30%, 10/1/29(a)	44,000	44,823
3.38%, 12/15/41	8,000	5,908
Devon Energy Corp.
4.50%, 1/15/30(a)	47,000	46,157
5.60%, 7/15/41	45,000	41,989
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	40,178
4.25%, 3/15/52	6,000	4,559
5.75%, 4/18/54	45,000	42,452
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(b)	16,000	18,266
Dollar General Corp.
3.88%, 4/15/27	45,000	44,405
Dominion Energy, Inc.
3.38%, 4/1/30, Series C	38,000	35,514
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(b)	33,000	34,835
Dow Chemical Co.
7.38%, 11/1/29	25,000	27,799
2.10%, 11/15/30(a)	29,000	25,078
DTE Electric Co.
3.00%, 3/1/32, Series A	60,000	53,570
Duke Energy Corp.
2.65%, 9/1/26	84,000	81,825
4.50%, 8/15/32(a)	126,000	121,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
Duke Energy Florida LLC
4.20%, 7/15/48	$7,000	$5,641
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	43,571
4.00%, 4/1/52	10,000	7,710
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,478
Eastman Chemical Co.
5.63%, 2/20/34	17,000	17,202
eBay, Inc.
4.00%, 7/15/42	59,000	47,898
Ecolab, Inc.
4.80%, 3/24/30	17,000	17,204
Elevance Health, Inc.
3.65%, 12/1/27	81,000	79,436
4.65%, 1/15/43	8,000	7,048
4.55%, 5/15/52	10,000	8,222
6.10%, 10/15/52	16,000	16,397
5.13%, 2/15/53(a)	18,000	16,165
5.70%, 2/15/55	52,000	50,713
Energy Transfer LP
6.63%, 10/15/36	20,000	21,551
Entergy Corp.
2.95%, 9/1/26	23,000	22,488
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	22,353
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	57,291
4.85%, 3/15/44	19,000	17,217
4.80%, 2/1/49(a)	64,000	56,115
3.95%, 1/31/60	10,000	7,296
ERP Operating LP
1.85%, 8/1/31	41,000	34,631
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	33,192
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,560
Evergy, Inc.
2.90%, 9/15/29	7,000	6,471
Eversource Energy
3.30%, 1/15/28, Series M	92,000	88,923
Exelon Corp.
4.10%, 3/15/52	38,000	29,256
5.60%, 3/15/53	27,000	26,018
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,355
2.35%, 3/15/32	43,000	35,986
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	45,286
3.45%, 4/15/51	6,000	4,294
FedEx Corp.
4.20%, 10/17/28(c)	19,000	18,716
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(b)	26,000	26,634
8.25%, 3/1/38	43,000	51,726
Fiserv, Inc.
5.63%, 8/21/33	59,000	60,771
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	39,000	36,307
Fox Corp.
3.50%, 4/8/30(a)	84,000	79,191
General Dynamics Corp.
4.25%, 4/1/40	10,000	8,849
General Electric Co.
6.75%, 3/15/32, Series A	25,000	27,914
6.88%, 1/10/39	10,000	11,582
General Mills, Inc.
4.20%, 4/17/28	42,000	41,603
5.50%, 10/17/28(a)	17,000	17,520
Georgia Power Co.
5.13%, 5/15/52(a)	39,000	36,210
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	61,773
4.15%, 3/1/47	21,000	17,252
Global Payments, Inc.
2.90%, 5/15/30	18,000	16,326
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(b)	46,000	45,373
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	46,727
6.75%, 10/1/37	40,000	43,302
Halliburton Co.
2.92%, 3/1/30	55,000	50,454
5.00%, 11/15/45	19,000	17,109
Hartford Insurance Group, Inc.
6.10%, 10/1/41	7,000	7,220
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,720
HCA, Inc.
4.50%, 2/15/27	62,000	61,809
4.13%, 6/15/29	164,000	159,295
5.25%, 6/15/49	16,000	14,080
4.63%, 3/15/52	107,000	85,115
Healthpeak OP LLC
3.50%, 7/15/29	41,000	38,925
Hess Corp.
5.60%, 2/15/41(a)	35,000	35,127
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,347
4.40%, 3/15/45	8,000	6,911
4.50%, 12/6/48	99,000	85,430
Honeywell International, Inc.
5.70%, 3/15/37	35,000	36,732
HP, Inc.
3.00%, 6/17/27	51,000	49,299
2.65%, 6/17/31	22,000	19,179
6.00%, 9/15/41(a)	12,000	12,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
Humana, Inc.
3.13%, 8/15/29	$74,000	$68,939
5.75%, 4/15/54	27,000	25,101
Huntington Bancshares, Inc.
2.55%, 2/4/30(a)	86,000	77,259
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	140,000	119,332
Intel Corp.
2.00%, 8/12/31	21,000	17,574
4.15%, 8/5/32	21,000	19,505
4.90%, 8/5/52(a)	23,000	18,850
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,713
3.00%, 6/15/50(a)	13,000	8,479
International Business Machines Corp.
4.25%, 5/15/49	100,000	81,509
International Paper Co.
5.00%, 9/15/35(a)	42,000	41,548
4.80%, 6/15/44	3,000	2,625
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,989
Jabil, Inc.
3.00%, 1/15/31	41,000	36,726
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.13%, 2/1/28	100,000	101,096
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	25,029
JM Smucker Co.
5.90%, 11/15/28	25,000	26,155
4.25%, 3/15/35(a)	7,000	6,478
John Deere Capital Corp.
2.45%, 1/9/30	70,000	64,233
Johnson & Johnson
4.38%, 12/5/33	6,000	5,934
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	88,000	87,933
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(b)	47,000	45,578
3.63%, 12/1/27	25,000	24,541
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)(b)	38,000	37,834
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(b)	43,000	43,275
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(b)	36,000	35,536
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(b)	34,000	34,697
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	118,000	117,360
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	23,000	22,713
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(b)	50,000	45,456
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	22,861
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	2,977
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	34,000	34,963
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(b)	44,000	44,763
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(b)	43,000	43,405
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(b)	45,000	44,071
6.40%, 5/15/38	11,000	12,149
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,291
Kellanova
4.50%, 4/1/46	10,000	8,591
Kenvue, Inc.
5.05%, 3/22/53	46,000	43,133
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,186
4.50%, 4/15/52(a)	21,000	17,520
KeyCorp
2.55%, 10/1/29	10,000	9,046
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(b)	24,000	23,024
Kilroy Realty LP
2.65%, 11/15/33(a)	36,000	28,034
Kimberly-Clark Corp.
2.88%, 2/7/50	7,000	4,630
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	39,017
KLA Corp.
3.30%, 3/1/50	7,000	4,877
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	93,696
4.38%, 6/1/46	10,000	8,182
Kroger Co.
5.15%, 8/1/43	2,000	1,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
4.45%, 2/1/47	$8,000	$6,655
5.50%, 9/15/54	54,000	51,035
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,632
Laboratory Corp. of America Holdings
1.55%, 6/1/26	36,000	34,784
Lear Corp.
3.50%, 5/30/30	37,000	34,313
Leidos, Inc.
4.38%, 5/15/30	39,000	37,886
Lincoln National Corp.
3.80%, 3/1/28	36,000	35,168
Lockheed Martin Corp.
4.50%, 5/15/36	74,000	70,734
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	31,696
Lowe's Cos., Inc.
4.05%, 5/3/47	28,000	21,849
4.45%, 4/1/62	54,000	42,055
LYB International Finance III LLC
2.25%, 10/1/30	53,000	46,201
4.20%, 5/1/50	10,000	7,483
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(b)	60,000	57,997
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	17,627
Markel Group, Inc.
5.00%, 5/20/49	10,000	8,840
Marriott International, Inc.
3.50%, 10/15/32, Series GG	72,000	64,219
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	3,775
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	27,688
McDonald's Corp.
4.80%, 8/14/28	45,000	45,542
6.30%, 3/1/38	8,000	8,723
4.60%, 5/26/45	45,000	39,412
Merck & Co., Inc.
4.00%, 3/7/49	77,000	61,741
Meta Platforms, Inc.
4.95%, 5/15/33	17,000	17,200
5.75%, 5/15/63	33,000	33,544
MetLife, Inc.
4.60%, 5/13/46	63,000	55,240
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,185
5.88%, 2/9/33	77,000	79,802
Microsoft Corp.
2.92%, 3/17/52(a)	51,000	34,260
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,744
Mondelez International, Inc.
2.75%, 4/13/30	9,000	8,218
Moody's Corp.
5.25%, 7/15/44	34,000	32,523
Morgan Stanley
3.95%, 4/23/27	156,000	154,293
3.59%, 7/22/28(b)	45,000	43,882
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(b)	45,000	44,020
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)(b)	21,000	20,734
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	19,561
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	23,680
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(b)	104,000	104,040
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(b)	51,000	52,878
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(b)	52,000	51,982
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	18,639
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(b)	51,000	51,511
Mosaic Co.
5.45%, 11/15/33	10,000	10,059
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	42,820
MPLX LP
4.00%, 3/15/28	27,000	26,515
2.65%, 8/15/30	72,000	64,163
4.50%, 4/15/38	20,000	17,561
4.70%, 4/15/48	56,000	45,843
Nasdaq, Inc.
5.55%, 2/15/34	22,000	22,582
Nevada Power Co.
6.00%, 3/15/54	25,000	25,606
Newmont Corp.
2.25%, 10/1/30(a)	73,000	64,666
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,574
2.25%, 6/1/30(a)	63,000	55,787
5.05%, 2/28/33(a)	17,000	16,921
5.25%, 3/15/34	45,000	45,077
3.00%, 1/15/52	13,000	8,074
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(b)	6,000	5,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
NIKE, Inc.
3.38%, 11/1/46	$23,000	$16,850
NiSource, Inc.
5.40%, 6/30/33	61,000	61,326
NNN REIT, Inc.
5.60%, 10/15/33	26,000	26,356
Norfolk Southern Corp.
3.70%, 3/15/53	108,000	78,647
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,994
5.25%, 5/1/50	57,000	53,951
Nucor Corp.
2.70%, 6/1/30	38,000	34,650
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,752
Omnicom Group, Inc.
4.20%, 6/1/30	45,000	43,868
ONEOK, Inc.
5.05%, 11/1/34	45,000	43,503
5.15%, 10/15/43	10,000	9,035
6.63%, 9/1/53	40,000	41,863
5.70%, 11/1/54	45,000	42,136
Oracle Corp.
3.25%, 11/15/27	28,000	27,147
2.88%, 3/25/31	41,000	36,749
6.25%, 11/9/32	25,000	26,665
4.30%, 7/8/34	3,000	2,792
3.85%, 7/15/36	20,000	17,340
5.38%, 7/15/40	22,000	20,992
3.85%, 4/1/60(a)	51,000	34,993
O'Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,437
4.35%, 6/1/28	17,000	16,944
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	38,109
Ovintiv, Inc.
7.20%, 11/1/31	49,000	53,216
Owens Corning
4.30%, 7/15/47	7,000	5,645
PacifiCorp
6.00%, 1/15/39	36,000	37,178
Paramount Global
7.88%, 7/30/30	29,000	31,860
Parker-Hannifin Corp.
4.45%, 11/21/44	53,000	46,334
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,122
2.75%, 10/21/51	6,000	3,778
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,809
7.20%, 3/15/39	18,000	21,274
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,752
3.13%, 3/2/28	69,000	66,570
3.88%, 8/21/42	97,000	77,982
Phillips 66
5.88%, 5/1/42	48,000	47,925
Phillips 66 Co.
3.55%, 10/1/26	14,000	13,811
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	40,000	42,705
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	58,009
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(b)	83,000	91,813
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,709
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,131
Prologis LP
2.25%, 1/15/32(a)	22,000	18,719
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.031% thereafter)(b)	77,000	76,915
3.70%, 3/13/51	11,000	8,092
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(b)	34,000	34,724
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	51,747
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,566
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,242
Quanta Services, Inc.
2.35%, 1/15/32	36,000	30,253
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	36,760
Regency Centers LP
5.25%, 1/15/34	26,000	26,022
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,664
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	42,519
Royalty Pharma PLC
3.30%, 9/2/40	80,000	59,153
3.55%, 9/2/50	10,000	6,698
RTX Corp.
1.90%, 9/1/31	8,000	6,709
4.50%, 6/1/42	20,000	17,614
4.15%, 5/15/45	34,000	27,897
4.63%, 11/16/48	52,000	44,845
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,581
Salesforce, Inc.
2.90%, 7/15/51	25,000	16,165
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV(a)	49,000	41,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
Sempra
6.00%, 10/15/39	$73,000	$74,171
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	5,226
Southern Co.
4.25%, 7/1/36	36,000	32,784
4.40%, 7/1/46	13,000	10,784
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	7,009
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,472
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	13,876
Starbucks Corp.
4.00%, 11/15/28(a)	9,000	8,863
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	9,115
Steel Dynamics, Inc.
5.00%, 12/15/26	132,000	132,165
Sun Communities Operating LP
5.70%, 1/15/33	26,000	26,540
Synchrony Financial
3.95%, 12/1/27	60,000	58,510
Sysco Corp.
5.95%, 4/1/30	58,000	60,820
Target Corp.
2.50%, 4/15/26	6,000	5,892
2.65%, 9/15/30	20,000	18,192
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	32,327
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29	19,000	17,595
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	26,973
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	24,897
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	101,000	92,532
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(b)	92,000	99,079
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,595
5.10%, 9/28/48	52,000	46,915
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(b)	154,000	158,841
3.00%, 7/30/29	24,000	22,382
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,492
3.84%, 3/20/60	5,000	3,631
2.97%, 9/16/62	76,000	44,455
3.80%, 4/6/71	21,000	14,485
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	32,487
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	131,758
2.00%, 5/15/30	50,000	44,191
5.35%, 2/15/33(a)	25,000	25,642
4.50%, 4/15/33	27,000	26,125
4.63%, 7/15/35	26,000	25,191
5.80%, 3/15/36	33,000	34,831
3.50%, 8/15/39	8,000	6,516
5.63%, 7/15/54	51,000	50,102
6.05%, 2/15/63	24,000	24,753
5.20%, 4/15/63	28,000	25,304
Valero Energy Corp.
6.63%, 6/15/37	30,000	32,168
Valero Energy Partners LP
4.50%, 3/15/28	23,000	22,964
Verizon Communications, Inc.
4.78%, 2/15/35(c)	18,000	17,477
3.85%, 11/1/42	9,000	7,211
4.00%, 3/22/50	8,000	6,162
3.70%, 3/22/61	10,000	6,888
VMware LLC
1.40%, 8/15/26	63,000	60,339
Walmart, Inc.
4.00%, 4/11/43	15,000	12,918
Waste Connections, Inc.
3.50%, 5/1/29	37,000	35,635
Waste Management, Inc.
2.00%, 6/1/29	20,000	18,149
WEC Energy Group, Inc.
1.80%, 10/15/30	5,000	4,289
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,187
4.30%, 7/22/27	23,000	22,899
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(b)	36,000	35,274
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(b)	166,000	166,608
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(b)	34,000	34,926
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)(b)	36,000	32,303
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	13,805
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(b)	53,000	53,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

Investments	Principal Amount	Value
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(b)	$85,000	$86,506
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(b)	32,000	34,541
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(b)	34,000	34,459
4.90%, 11/17/45	19,000	16,489
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(b)	38,000	34,238
Western Midstream Operating LP
6.35%, 1/15/29	54,000	56,403
Westlake Corp.
2.88%, 8/15/41	48,000	32,509
3.38%, 8/15/61	7,000	4,197
Weyerhaeuser Co.
7.38%, 3/15/32	32,000	35,938
Willis North America, Inc.
3.88%, 9/15/49	46,000	33,801
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,501
Wyeth LLC
6.50%, 2/1/34	57,000	63,083
Xylem, Inc.
4.38%, 11/1/46	5,000	4,172
Zoetis, Inc.
3.00%, 9/12/27	50,000	48,345
Total United States		17,245,611
TOTAL CORPORATE BONDS
(Cost: $17,672,851)		17,393,694
	Shares
MUTUAL FUND — 0.8%
United States — 0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d)
(Cost: $137,922)	137,922	137,922
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.7%
United States — 2.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $484,790)	484,790	484,790
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $18,295,563)		18,016,406
Other Liabilities less Assets — (1.5)%		(267,118)
NET ASSETS — 100.0%		$17,749,289

(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,353,005 and the total market value of the collateral held by the Fund was $1,396,538. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $911,748.
(b)	Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (QIG)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$17,393,694	$–	$17,393,694
Mutual Fund	–	137,922	–	137,922
Investment of Cash Collateral for Securities Loaned	–	484,790	–	484,790
Total Investments in Securities	$–	$18,016,406	$–	$18,016,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 96.5%
Canada — 0.1%
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	$140,000	$146,627
United States — 96.4%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	150,000	152,437
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	477,000	431,682
AdaptHealth LLC
4.63%, 8/1/29(a)(b)	827,000	754,434
ADT Security Corp.
4.13%, 8/1/29(a)	552,000	518,938
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	60,000	60,318
AECOM
5.13%, 3/15/27	141,000	140,007
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	790,000	778,830
3.50%, 3/15/29(a)	420,000	387,667
4.88%, 2/15/30(a)	669,000	640,560
Allegiant Travel Co.
7.25%, 8/15/27(a)	504,000	489,125
Allison Transmission, Inc.
3.75%, 1/30/31(a)	450,000	401,296
Ally Financial, Inc.
6.70%, 2/14/33	313,000	313,114
AMC Networks, Inc.
10.25%, 1/15/29(a)(b)	720,000	746,816
4.25%, 2/15/29	964,000	723,898
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	481,000	415,071
ANGI Group LLC
3.88%, 8/15/28(a)(b)	425,000	386,508
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	204,000	203,227
5.38%, 6/15/29(a)	200,000	195,927
6.63%, 2/1/32(a)	170,000	172,982
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)(b)	545,000	485,189
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	575,000	470,510
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)(b)	425,000	386,956
Aramark Services, Inc.
5.00%, 2/1/28(a)	476,000	467,729
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	165,000	165,283
6.63%, 9/1/32(a)	280,000	281,497
Arcosa, Inc.
6.88%, 8/15/32(a)	205,000	208,258
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	417,000	391,171
5.00%, 2/15/32(a)(b)	430,000	390,845
ASGN, Inc.
4.63%, 5/15/28(a)	302,000	288,894
Avient Corp.
7.13%, 8/1/30(a)	114,000	116,523
6.25%, 11/1/31(a)	175,000	173,579
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	259,000	237,611
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	415,000	420,889
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	91,000	92,437
Beacon Roofing Supply, Inc.
6.50%, 8/1/30(a)	175,000	184,273
BellRing Brands, Inc.
7.00%, 3/15/30(a)	126,000	130,406
Berry Global, Inc.
5.80%, 6/15/31	180,000	188,038
5.65%, 1/15/34	125,000	126,645
Block, Inc.
3.50%, 6/1/31	240,000	211,660
6.50%, 5/15/32(a)	199,000	201,418
Boyd Gaming Corp.
4.75%, 12/1/27	198,000	194,202
4.75%, 6/15/31(a)	681,000	629,608
Bread Financial Holdings, Inc.
9.75%, 3/15/29(a)	687,000	725,307
Brink's Co.
4.63%, 10/15/27(a)	30,000	29,453
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	1,036,000	929,033
6.38%, 6/15/32(a)	497,000	499,638
Cable One, Inc.
4.00%, 11/15/30(a)	561,000	445,586
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	930,000	856,123
7.00%, 2/15/30(a)	529,000	536,226
6.00%, 10/15/32(a)(b)	515,000	481,691
California Resources Corp.
8.25%, 6/15/29(a)	798,000	811,370
Carnival Corp.
7.63%, 3/1/26(a)	238,000	238,136
5.75%, 3/1/27(a)	1,020,000	1,021,512
6.00%, 5/1/29(a)	331,000	328,960
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	155,000	150,565
4.75%, 3/1/30(a)	950,000	881,446
4.50%, 8/15/30(a)(b)	770,000	701,843
4.75%, 2/1/32(a)(b)	495,000	439,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
4.50%, 5/1/32	$323,000	$281,030
Central Garden & Pet Co.
4.13%, 10/15/30	291,000	265,209
Century Communities, Inc.
3.88%, 8/15/29(a)	374,000	336,852
CF Industries, Inc.
5.15%, 3/15/34	1,000	972
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	404,000	386,586
4.00%, 3/15/31(a)(b)	145,000	129,903
Chart Industries, Inc.
7.50%, 1/1/30(a)	375,000	389,600
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	490,000	465,336
3.70%, 4/1/51	1,572,000	992,818
Chemours Co.
5.75%, 11/15/28(a)	782,000	723,268
4.63%, 11/15/29(a)	295,000	252,455
8.00%, 1/15/33(a)	440,000	411,500
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	900,000	860,749
8.00%, 12/15/27(a)	193,000	191,432
6.88%, 4/15/29(a)	590,000	383,991
5.25%, 5/15/30(a)	1,010,000	834,190
4.75%, 2/15/31(a)(b)	661,000	522,905
10.88%, 1/15/32(a)	905,000	896,019
Churchill Downs, Inc.
5.50%, 4/1/27(a)	72,000	71,510
4.75%, 1/15/28(a)	470,000	457,489
5.75%, 4/1/30(a)	486,000	476,525
Cinemark USA, Inc.
5.25%, 7/15/28(a)	584,000	567,401
7.00%, 8/1/32(a)	145,000	146,552
Civitas Resources, Inc.
8.38%, 7/1/28(a)	938,000	969,532
8.63%, 11/1/30(a)	795,000	820,719
8.75%, 7/1/31(a)	970,000	999,073
Clean Harbors, Inc.
4.88%, 7/15/27(a)	187,000	184,694
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	628,000	608,858
3.75%, 2/15/31(a)	616,000	542,894
Clue Opco LLC
9.50%, 10/15/31(a)	435,000	435,783
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	445,000	447,830
6.88%, 1/15/30(a)	215,000	218,054
8.75%, 4/15/30(a)	926,000	940,557
CNX Resources Corp.
6.00%, 1/15/29(a)	261,000	257,808
7.38%, 1/15/31(a)(b)	115,000	117,072
Cogent Communications Group LLC
3.50%, 5/1/26(a)	53,000	51,748
Coherent Corp.
5.00%, 12/15/29(a)(b)	358,000	342,250
Coinbase Global, Inc.
3.38%, 10/1/28(a)	912,000	825,388
3.63%, 10/1/31(a)	175,000	148,475
CommScope LLC
8.25%, 3/1/27(a)	900,000	852,544
7.13%, 7/1/28(a)	670,000	593,606
4.75%, 9/1/29(a)	1,046,000	931,076
CommScope Technologies LLC
5.00%, 3/15/27(a)	720,000	646,829
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	22,000	21,137
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)(b)	210,000	213,781
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	390,000	366,668
CoreCivic, Inc.
8.25%, 4/15/29(b)	220,000	233,068
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	1,010,000	969,184
7.50%, 12/15/33(a)	305,000	321,823
Credit Acceptance Corp.
9.25%, 12/15/28(a)(b)	286,000	302,960
Crescent Energy Finance LLC
9.25%, 2/15/28(a)	119,000	123,957
7.63%, 4/1/32(a)	540,000	534,702
7.38%, 1/15/33(a)	615,000	594,097
Crowdstrike Holdings, Inc.
3.00%, 2/15/29(b)	175,000	161,172
Crown Americas LLC
5.25%, 4/1/30	230,000	224,470
CSC Holdings LLC
5.50%, 4/15/27(a)	1,085,000	1,005,211
5.38%, 2/1/28(a)	670,000	572,427
11.25%, 5/15/28(a)	995,000	970,284
4.13%, 12/1/30(a)	812,000	589,562
3.38%, 2/15/31(a)	525,000	376,096
4.50%, 11/15/31(a)	1,010,000	730,660
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	110,000	110,402
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	187,000	181,014
Darling Ingredients, Inc.
6.00%, 6/15/30(a)(b)	313,000	311,461
DaVita, Inc.
4.63%, 6/1/30(a)	1,153,000	1,063,826
3.75%, 2/15/31(a)	938,000	816,162
6.88%, 9/1/32(a)(b)	525,000	528,670
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	896,000	928,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
Delta Air Lines, Inc.
7.38%, 1/15/26	$80,000	$81,448
Directv Financing LLC
8.88%, 2/1/30(a)(b)	670,000	641,001
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(a)(b)	1,067,000	1,035,106
DT Midstream, Inc.
4.13%, 6/15/29(a)	237,000	223,591
4.38%, 6/15/31(a)	371,000	342,047
Dycom Industries, Inc.
4.50%, 4/15/29(a)	233,000	217,965
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	273,000	267,738
4.13%, 4/1/29(a)	281,000	260,668
Elanco Animal Health, Inc.
6.65%, 8/28/28	354,000	358,565
Elastic NV
4.13%, 7/15/29(a)(b)	265,000	247,615
Element Solutions, Inc.
3.88%, 9/1/28(a)	16,000	15,089
Embecta Corp.
5.00%, 2/15/30(a)(b)	135,000	121,052
Encompass Health Corp.
4.50%, 2/1/28	167,000	162,280
4.75%, 2/1/30(b)	135,000	129,889
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	610,000	629,320
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	267,000	255,712
4.38%, 3/31/29(a)	603,000	561,791
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	585,000	617,302
Enova International, Inc.
9.13%, 8/1/29(a)	445,000	458,104
Entegris, Inc.
5.95%, 6/15/30(a)(b)	173,000	172,358
EQM Midstream Partners LP
4.50%, 1/15/29(a)	518,000	503,091
4.75%, 1/15/31(a)	774,000	745,641
Esab Corp.
6.25%, 4/15/29(a)	125,000	126,971
Fair Isaac Corp.
4.00%, 6/15/28(a)	180,000	171,404
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)(b)	765,000	707,077
6.75%, 1/15/30(a)	1,130,000	981,860
FirstCash, Inc.
4.63%, 9/1/28(a)	354,000	338,184
5.63%, 1/1/30(a)	275,000	266,926
Fluor Corp.
4.25%, 9/15/28	81,000	77,243
Ford Motor Co.
3.25%, 2/12/32	794,000	654,698
4.75%, 1/15/43	510,000	387,271
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	295,971
7.35%, 11/4/27	190,000	196,953
6.80%, 11/7/28	420,000	432,165
5.80%, 3/8/29	600,000	594,549
5.11%, 5/3/29	735,000	708,896
4.00%, 11/13/30	555,000	497,223
6.13%, 3/8/34	540,000	518,601
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)(b)	385,000	350,717
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(a)	306,000	300,105
7.00%, 5/1/31(a)	375,000	381,645
7.00%, 6/15/32(a)	400,000	406,004
Gap, Inc.
3.63%, 10/1/29(a)	11,000	9,941
3.88%, 10/1/31(a)(b)	1,103,000	954,198
Gates Corp.
6.88%, 7/1/29(a)	230,000	234,316
GCI LLC
4.75%, 10/15/28(a)	405,000	374,222
Gen Digital, Inc.
6.75%, 9/30/27(a)	253,000	256,603
GEO Group, Inc.
8.63%, 4/15/29	540,000	568,210
10.25%, 4/15/31	560,000	610,013
Glatfelter Corp.
4.75%, 11/15/29(a)(b)	465,000	412,540
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)(c)	528,000	510,225
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	350,000	329,434
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	175,000	175,496
4.00%, 1/15/31	203,000	189,662
5.63%, 9/15/34	310,000	306,043
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	365,000	338,337
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	441,000	431,389
Graphic Packaging International LLC
6.38%, 7/15/32(a)	146,000	146,381
Griffon Corp.
5.75%, 3/1/28	676,000	662,206
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	437,000	411,790
6.38%, 1/15/30(a)	255,000	256,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	$390,000	$396,302
GXO Logistics, Inc.
6.25%, 5/6/29(b)	160,000	165,196
6.50%, 5/6/34	247,000	252,890
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a)	543,000	537,274
Hanesbrands, Inc.
9.00%, 2/15/31(a)	190,000	200,591
HealthEquity, Inc.
4.50%, 10/1/29(a)	250,000	234,538
Herc Holdings, Inc.
6.63%, 6/15/29(a)	280,000	281,248
Hess Midstream Operations LP
5.13%, 6/15/28(a)	289,000	284,829
4.25%, 2/15/30(a)	465,000	438,779
Hillenbrand, Inc.
6.25%, 2/15/29	210,000	210,829
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	320,000	298,589
4.88%, 1/15/30	286,000	277,017
4.00%, 5/1/31(a)	435,000	394,921
3.63%, 2/15/32(a)	620,000	543,799
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)(b)	802,000	751,333
4.88%, 7/1/31(a)(b)	359,000	316,078
6.63%, 1/15/32(a)	555,000	551,600
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	833,000	900,765
4.88%, 6/1/29(a)	414,000	319,796
Hologic, Inc.
3.25%, 2/15/29(a)	312,000	288,157
Ingevity Corp.
3.88%, 11/1/28(a)	299,000	279,549
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	197,529
Iron Mountain, Inc.
4.88%, 9/15/27(a)	92,000	90,313
5.25%, 3/15/28(a)	184,000	180,236
5.25%, 7/15/30(a)	382,000	366,664
4.50%, 2/15/31(a)	395,000	362,376
5.63%, 7/15/32(a)	720,000	690,767
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	262,000	249,137
4.50%, 6/1/31(a)	336,000	297,911
Kinetik Holdings LP
5.88%, 6/15/30(a)	231,000	229,028
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	319,000	310,772
4.75%, 6/15/29(a)	205,000	195,732
7.00%, 7/15/31(a)	185,000	190,426
Lamar Media Corp.
3.75%, 2/15/28	192,000	182,901
3.63%, 1/15/31	440,000	393,418
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	143,000	140,009
4.13%, 1/31/30(a)	540,000	503,646
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	736,000	815,217
11.00%, 11/15/29(a)	870,000	971,782
4.50%, 4/1/30(a)	900,000	724,591
10.50%, 5/15/30(a)	735,000	793,832
10.75%, 12/15/30(a)	390,000	431,427
Levi Strauss & Co.
3.50%, 3/1/31(a)(b)	186,000	163,753
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	204,000	207,584
7.50%, 9/1/31(a)	145,000	148,655
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	525,000	512,625
Magnera Corp.
7.25%, 11/15/31(a)(b)	400,000	389,222
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	330,000	302,858
Masterbrand, Inc.
7.00%, 7/15/32(a)	475,000	475,170
Matador Resources Co.
6.88%, 4/15/28(a)	252,000	255,295
6.50%, 4/15/32(a)	545,000	541,033
6.25%, 4/15/33(a)	420,000	411,442
Match Group Holdings II LLC
4.63%, 6/1/28(a)	186,000	178,661
3.63%, 10/1/31(a)	261,000	225,259
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	434,000	436,931
MGM Resorts International
5.50%, 4/15/27	647,000	642,376
4.75%, 10/15/28(b)	295,000	284,578
6.50%, 4/15/32(b)	520,000	510,753
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	785,000	755,744
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	576,000	541,348
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	402,000	383,513
3.88%, 11/15/30(a)	920,000	824,983
Moog, Inc.
4.25%, 12/15/27(a)	122,000	117,655
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	1,286,000	1,162,598
4.63%, 8/1/29	836,000	640,653
3.50%, 3/15/31	1,005,000	671,309
Murphy Oil Corp.
6.00%, 10/1/32	426,000	409,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	$337,000	$300,500
Nabors Industries, Inc.
7.38%, 5/15/27(a)	932,000	920,280
9.13%, 1/31/30(a)	225,000	225,622
8.88%, 8/15/31(a)(b)	530,000	461,714
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	437,000	437,108
5.13%, 12/15/30(a)	955,000	953,764
5.75%, 11/15/31(a)	360,000	359,826
Navient Corp.
5.00%, 3/15/27(b)	5,000	4,907
4.88%, 3/15/28(b)	366,000	349,676
5.50%, 3/15/29(b)	660,000	625,000
9.38%, 7/25/30	390,000	416,104
11.50%, 3/15/31	400,000	447,366
NCL Corp. Ltd.
5.88%, 3/15/26(a)	114,000	113,864
5.88%, 2/15/27(a)	284,000	283,606
7.75%, 2/15/29(a)	481,000	501,707
NCL Finance Ltd.
6.13%, 3/15/28(a)(b)	300,000	299,348
NCR Atleos Corp.
9.50%, 4/1/29(a)	752,000	815,796
NCR Voyix Corp.
5.00%, 10/1/28(a)	270,000	260,028
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	385,000	363,157
Newell Brands, Inc.
5.70%, 4/1/26	223,000	222,884
6.63%, 9/15/29	590,000	592,385
6.63%, 5/15/32(b)	750,000	731,960
News Corp.
5.13%, 2/15/32(a)	80,000	76,418
Nexstar Media, Inc.
5.63%, 7/15/27(a)(b)	800,000	789,265
4.75%, 11/1/28(a)(b)	930,000	871,272
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	785,000	791,128
8.38%, 2/15/32(a)	1,035,000	1,038,830
Noble Finance II LLC
8.00%, 4/15/30(a)	1,042,000	1,042,747
Nordstrom, Inc.
4.38%, 4/1/30	343,000	307,758
NRG Energy, Inc.
5.25%, 6/15/29(a)	540,000	526,499
5.75%, 7/15/29(a)	386,000	380,087
3.63%, 2/15/31(a)	653,000	579,731
6.00%, 2/1/33(a)	490,000	477,778
6.25%, 11/1/34(a)	705,000	694,895
NuStar Logistics LP
6.38%, 10/1/30	430,000	434,995
Occidental Petroleum Corp.
8.88%, 7/15/30	275,000	315,397
5.38%, 1/1/32	945,000	932,492
5.55%, 10/1/34(b)	926,000	906,992
6.45%, 9/15/36	931,000	959,282
6.20%, 3/15/40	245,000	242,950
6.60%, 3/15/46	576,000	581,526
Olin Corp.
5.00%, 2/1/30(b)	377,000	355,236
ON Semiconductor Corp.
3.88%, 9/1/28(a)	197,000	184,515
OneMain Finance Corp.
7.13%, 3/15/26	625,000	634,463
6.63%, 1/15/28	262,000	264,473
5.38%, 11/15/29(b)	905,000	862,896
7.88%, 3/15/30	595,000	617,154
4.00%, 9/15/30(b)	853,000	754,463
7.13%, 11/15/31	535,000	539,749
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	140,000	137,378
4.25%, 1/15/29(a)(b)	91,000	84,440
4.63%, 3/15/30(a)(b)	486,000	444,965
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	375,000	373,813
7.25%, 5/15/31(a)	533,000	520,834
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	404,000	412,839
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	159,000	160,590
Paramount Global
4.20%, 6/1/29	635,000	611,470
4.95%, 1/15/31	1,020,000	979,478
4.38%, 3/15/43	1,160,000	861,490
4.95%, 5/19/50(b)	720,000	552,570
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(c)	405,000	387,523
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	634,000	619,250
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	415,000	405,616
4.88%, 5/15/29(a)	485,000	454,442
Patrick Industries, Inc.
6.38%, 11/1/32(a)	396,000	384,551
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	604,000	563,724
7.88%, 9/15/30(a)	363,000	317,940
Penske Automotive Group, Inc.
3.75%, 6/15/29	142,000	130,146
Performance Food Group, Inc.
5.50%, 10/15/27(a)	47,000	46,650
4.25%, 8/1/29(a)	651,000	610,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
6.13%, 9/15/32(a)(b)	$230,000	$229,551
Permian Resources Operating LLC
8.00%, 4/15/27(a)	104,000	106,046
5.88%, 7/1/29(a)	428,000	423,526
7.00%, 1/15/32(a)	669,000	685,438
Phinia, Inc.
6.75%, 4/15/29(a)	215,000	218,061
Post Holdings, Inc.
5.50%, 12/15/29(a)	954,000	929,962
4.63%, 4/15/30(a)	843,000	788,128
4.50%, 9/15/31(a)	1,159,000	1,051,972
6.25%, 2/15/32(a)	165,000	166,310
6.38%, 3/1/33(a)	1,015,000	1,003,462
Prestige Brands, Inc.
3.75%, 4/1/31(a)	348,000	312,177
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	283,000	282,964
3.38%, 8/31/27(a)	530,000	502,811
6.25%, 1/15/28(a)(b)	403,000	402,658
Primo Water Holdings Inc/Triton Water Holdings, Inc.
4.38%, 4/30/29(a)	457,000	438,172
PROG Holdings, Inc.
6.00%, 11/15/29(a)	496,000	459,466
PTC, Inc.
4.00%, 2/15/28(a)	142,000	136,691
Range Resources Corp.
4.75%, 2/15/30(a)	223,000	212,590
Regal Rexnord Corp.
6.05%, 4/15/28	43,000	44,112
6.30%, 2/15/30	582,000	605,513
6.40%, 4/15/33	416,000	431,864
Resideo Funding, Inc.
6.50%, 7/15/32(a)	191,000	190,948
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29(a)	435,000	411,717
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	426,000	383,370
ROBLOX Corp.
3.88%, 5/1/30(a)	435,000	396,766
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	264,000	248,005
Royal Caribbean Cruises Ltd.
5.50%, 4/1/28(a)	727,000	724,259
5.63%, 9/30/31(a)	230,000	226,164
6.00%, 2/1/33(a)	142,000	142,178
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32	361,000	361,927
SBA Communications Corp.
3.13%, 2/1/29	4,000	3,652
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	645,000	608,786
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	163,000	163,316
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(b)	431,000	409,392
Sensata Technologies BV
4.00%, 4/15/29(a)	615,000	565,495
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	462,000	404,080
Service Corp. International
3.38%, 8/15/30	856,000	763,355
4.00%, 5/15/31	265,000	240,729
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	127,000	128,168
Silgan Holdings, Inc.
4.13%, 2/1/28	126,000	120,873
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	149,000	110,931
4.38%, 12/31/32(a)	553,000	343,004
Sirius XM Radio LLC
5.00%, 8/1/27(a)	567,000	554,438
4.00%, 7/15/28(a)	1,116,000	1,041,664
5.50%, 7/1/29(a)	767,000	741,245
4.13%, 7/1/30(a)	1,157,000	1,029,176
3.88%, 9/1/31(a)(b)	560,000	480,586
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28(a)	416,000	428,843
Six Flags Entertainment Corp.
7.25%, 5/15/31(a)	414,000	415,923
Six Flags Entertainment Corp./ Canada's Wonderland Co./Magnum Management Corp.
5.38%, 4/15/27	65,000	64,225
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada's Wonderland Co.
6.63%, 5/1/32(a)	215,000	216,981
Skyworks Solutions, Inc.
3.00%, 6/1/31	89,000	76,879
SM Energy Co.
6.75%, 8/1/29(a)	560,000	552,695
7.00%, 8/1/32(a)(b)	570,000	561,769
Somnigroup International, Inc.
4.00%, 4/15/29(a)	495,000	460,287
3.88%, 10/15/31(a)	617,000	542,415
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	182,000	167,724
4.88%, 11/15/31(a)	654,000	587,115
Southwestern Energy Co.
5.38%, 3/15/30	229,000	227,723
4.75%, 2/1/32(b)	101,000	95,726
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	319,000	316,939
6.50%, 6/1/32(a)(b)	145,000	146,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
Stagwell Global LLC
5.63%, 8/15/29(a)	$824,000	$785,120
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	270,000	262,665
7.25%, 4/1/29(a)	355,000	365,229
Station Casinos LLC
4.50%, 2/15/28(a)	661,000	634,066
4.63%, 12/1/31(a)	455,000	409,239
StoneX Group, Inc.
7.88%, 3/1/31(a)	290,000	303,508
Summit Midstream Holdings LLC
8.63%, 10/31/29(a)	392,000	400,765
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	296,000	271,917
Sunoco LP
7.25%, 5/1/32(a)	650,000	672,643
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	462,000	438,082
Synchrony Financial
7.25%, 2/2/33	500,000	514,452
Talen Energy Supply LLC
8.63%, 6/1/30(a)	375,000	398,302
Talos Production, Inc.
9.00%, 2/1/29(a)	470,000	483,640
9.38%, 2/1/31(a)	550,000	560,491
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	436,000	419,300
TEGNA, Inc.
4.75%, 3/15/26(a)	161,000	159,197
4.63%, 3/15/28(b)	851,000	808,424
5.00%, 9/15/29(b)	866,000	806,084
Teleflex, Inc.
4.63%, 11/15/27	159,000	155,129
4.25%, 6/1/28(a)	70,000	66,810
Tenet Healthcare Corp.
6.13%, 10/1/28	114,000	113,538
4.25%, 6/1/29	135,000	127,542
4.38%, 1/15/30	580,000	544,272
6.13%, 6/15/30	728,000	726,615
Tenneco, Inc.
8.00%, 11/17/28(a)	1,135,000	1,084,095
Terex Corp.
5.00%, 5/15/29(a)	289,000	275,921
6.25%, 10/15/32(a)	385,000	374,223
Thor Industries, Inc.
4.00%, 10/15/29(a)	385,000	348,121
TopBuild Corp.
4.13%, 2/15/32(a)	241,000	214,657
TransDigm, Inc.
6.75%, 8/15/28(a)	546,000	554,886
4.63%, 1/15/29	750,000	713,377
4.88%, 5/1/29	1,034,000	983,562
6.63%, 3/1/32(a)	950,000	962,405
Transocean, Inc.
8.25%, 5/15/29(a)	855,000	835,784
Travel & Leisure Co.
6.63%, 7/31/26(a)	113,000	113,949
4.50%, 12/1/29(a)(b)	485,000	453,934
TreeHouse Foods, Inc.
4.00%, 9/1/28	404,000	365,026
TriNet Group, Inc.
3.50%, 3/1/29(a)	331,000	300,268
TTM Technologies, Inc.
4.00%, 3/1/29(a)	263,000	242,848
Twilio, Inc.
3.63%, 3/15/29	195,000	181,283
3.88%, 3/15/31	225,000	202,990
U.S. Foods, Inc.
6.88%, 9/15/28(a)	131,000	134,714
4.75%, 2/15/29(a)	315,000	304,523
4.63%, 6/1/30(a)(b)	315,000	299,206
5.75%, 4/15/33(a)	175,000	170,975
Under Armour, Inc.
3.25%, 6/15/26	1,000	974
United Airlines, Inc.
4.38%, 4/15/26(a)	399,000	392,564
4.63%, 4/15/29(a)	1,145,000	1,084,540
United Natural Foods, Inc.
6.75%, 10/15/28(a)	443,000	438,012
United Rentals North America, Inc.
3.88%, 11/15/27	257,000	248,362
4.88%, 1/15/28	153,000	150,726
4.00%, 7/15/30	212,000	196,095
3.88%, 2/15/31	1,195,000	1,085,340
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	134,000	134,267
7.13%, 3/15/29(a)	595,000	606,324
Vail Resorts, Inc.
6.50%, 5/15/32(a)	90,000	91,093
Valvoline, Inc.
3.63%, 6/15/31(a)	312,000	271,621
Vertiv Group Corp.
4.13%, 11/15/28(a)	200,000	190,630
VF Corp.
2.80%, 4/23/27	187,000	177,232
2.95%, 4/23/30(b)	510,000	438,527
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	315,000	323,074
Victoria's Secret & Co.
4.63%, 7/15/29(a)(b)	525,000	460,762
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	290,000	286,147
4.38%, 5/1/29(a)	160,000	152,037
7.75%, 10/15/31(a)	760,000	797,236
6.88%, 4/15/32(a)	170,000	173,453
Vontier Corp.
2.95%, 4/1/31	228,000	198,081
WESCO Distribution, Inc.
6.63%, 3/15/32(a)	330,000	335,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

Investments	Principal Amount	Value
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(c)	$430,000	$404,751
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	732,000	710,234
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	430,000	364,183
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	233,000	222,727
XHR LP
4.88%, 6/1/29(a)	296,000	277,366
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	735,000	708,063
4.50%, 9/15/27(a)	250,000	233,377
7.25%, 1/15/29(a)(b)	610,000	601,439
XPO, Inc.
7.13%, 2/1/32(a)	105,000	107,934
Yum! Brands, Inc.
3.63%, 3/15/31	143,000	128,489
Zebra Technologies Corp.
6.50%, 6/1/32(a)	115,000	116,566
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	412,000	363,377
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(b)	375,000	344,352
Total United States		200,074,838
TOTAL CORPORATE BONDS
(Cost: $200,722,933)		200,221,465
	Shares
MUTUAL FUND — 2.0%
United States — 2.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d)
(Cost: $4,248,078)	4,248,078	4,248,078
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 6.1%
United States — 6.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $12,605,986)	12,605,986	12,605,986
TOTAL INVESTMENTS IN SECURITIES — 104.6% (Cost: $217,576,997)		217,075,529
Other Liabilities less Assets — (4.6)%		(9,523,168)
NET ASSETS — 100.0%		$207,552,361

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,278,436 and the total market value of the collateral held by the Fund was $30,408,227. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,802,241.
(c)	Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$200,221,465	$–	$200,221,465
Mutual Fund	–	4,248,078	–	4,248,078
Investment of Cash Collateral for Securities Loaned	–	12,605,986	–	12,605,986
Total Investments in Securities	$–	$217,075,529	$–	$217,075,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 99.4%
Germany — 1.2%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	$374,000	$391,288
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	150,000	159,133
Total Germany		550,421
Switzerland — 0.6%
ABB Finance USA, Inc.
3.80%, 4/3/28	39,000	38,355
UBS AG
7.50%, 2/15/28	250,000	269,269
Total Switzerland		307,624
Taiwan — 0.4%
TSMC Arizona Corp.
3.88%, 4/22/27	200,000	198,126
United Kingdom — 0.3%
BAT Capital Corp.
3.56%, 8/15/27	64,000	62,469
Unilever Capital Corp.
2.00%, 7/28/26(b)	100,000	97,301
Total United Kingdom		159,770
United States — 96.9%
3M Co.
2.88%, 10/15/27	82,000	79,002
AbbVie, Inc.
2.95%, 11/21/26	179,000	175,269
3.20%, 11/21/29	263,000	248,519
Adobe, Inc.
2.30%, 2/1/30	96,000	87,183
AEP Texas, Inc.
3.95%, 6/1/28(b)	154,000	150,950
5.45%, 5/15/29	81,000	82,956
Albemarle Corp.
4.65%, 6/1/27	68,000	67,475
Allstate Corp.
3.28%, 12/15/26	58,000	56,874
Ally Financial, Inc.
4.75%, 6/9/27(b)	88,000	87,928
7.10%, 11/15/27	4,000	4,213
2.20%, 11/2/28(b)	120,000	108,781
Altria Group, Inc.
2.63%, 9/16/26	71,000	69,094
4.80%, 2/14/29	140,000	140,299
Amazon.com, Inc.
3.15%, 8/22/27	141,000	137,905
Ameren Corp.
1.95%, 3/15/27	142,000	135,377
5.00%, 1/15/29	20,000	20,192
American Express Co.
2.55%, 3/4/27	110,000	106,366
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	71,000	71,776
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	109,337
American Homes 4 Rent LP
4.25%, 2/15/28	93,000	92,031
American Honda Finance Corp.
5.65%, 11/15/28(b)	62,000	64,130
4.90%, 3/13/29(b)	40,000	40,314
Amgen, Inc.
2.60%, 8/19/26	14,000	13,667
2.20%, 2/21/27	29,000	27,860
3.20%, 11/2/27(b)	186,000	180,629
5.15%, 3/2/28	137,000	139,488
1.65%, 8/15/28	76,000	69,448
4.05%, 8/18/29	36,000	35,214
Amphenol Corp.
2.80%, 2/15/30(b)	95,000	87,750
Analog Devices, Inc.
3.45%, 6/15/27	78,000	76,672
Aon Corp.
3.75%, 5/2/29	100,000	96,692
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	3,000	2,908
Apollo Debt Solutions BDC
6.90%, 4/13/29	51,000	52,925
Apple, Inc.
2.45%, 8/4/26(b)	50,000	48,895
1.20%, 2/8/28	132,000	121,783
Arch Capital Finance LLC
4.01%, 12/15/26	28,000	27,666
Archer-Daniels-Midland Co.
2.50%, 8/11/26	32,000	31,243
Arrow Electronics, Inc.
5.15%, 8/21/29	57,000	57,293
Athene Holding Ltd.
4.13%, 1/12/28	97,000	95,704
Atmos Energy Corp.
3.00%, 6/15/27	7,000	6,807
Automatic Data Processing, Inc.
1.70%, 5/15/28	3,000	2,783
AutoZone, Inc.
3.75%, 4/18/29	185,000	178,914
5.10%, 7/15/29	30,000	30,498
AvalonBay Communities, Inc.
3.35%, 5/15/27	35,000	34,227
Avnet, Inc.
4.63%, 4/15/26	80,000	79,895
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/7/29	52,000	48,983
Bank of America Corp.
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	89,000	87,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	$38,000	$37,591
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	547,000	527,332
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	354,000	341,602
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	321,000	315,618
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	66,730
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	89,070
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	6,000	5,816
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	96,289
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	294,000	298,702
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	145,188
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	143,048
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	225,000	218,979
Bank of New York Mellon Corp.
2.45%, 8/17/26	109,000	106,404
3.40%, 1/29/28	9,000	8,791
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	121,000	119,049
Baxter International, Inc.
1.92%, 2/1/27	61,000	58,196
Becton Dickinson & Co.
4.69%, 2/13/28	30,000	30,136
4.87%, 2/8/29	130,000	130,993
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	70,000	67,826
BGC Group, Inc.
6.60%, 6/10/29	97,000	99,604
Black Hills Corp.
3.05%, 10/15/29	73,000	67,726
Blackstone Private Credit Fund
5.95%, 7/16/29	155,000	156,524
Blackstone Secured Lending Fund
2.13%, 2/15/27	123,000	116,444
2.85%, 9/30/28	107,000	98,019
Blue Owl Capital Corp.
2.88%, 6/11/28	306,000	280,995
Blue Owl Credit Income Corp.
7.75%, 1/15/29	81,000	86,122
6.60%, 9/15/29(c)	112,000	113,807
Blue Owl Technology Finance Corp.
6.75%, 4/4/29	83,000	84,192
Boardwalk Pipelines LP
5.95%, 6/1/26	121,000	122,301
BorgWarner, Inc.
2.65%, 7/1/27	135,000	129,410
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	73,954
4.23%, 11/6/28	40,000	39,663
Bristol-Myers Squibb Co.
3.90%, 2/20/28	177,000	175,395
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	172,168
Broadcom, Inc.
3.46%, 9/15/26	70,000	69,047
4.11%, 9/15/28	51,000	50,294
4.75%, 4/15/29	95,000	95,384
5.05%, 7/12/29	141,000	143,067
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	71,000	70,039
Brunswick Corp.
5.85%, 3/18/29(b)	57,000	58,378
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	115,000	113,076
4.10%, 1/7/28	14,000	13,849
4.20%, 9/17/29	3,000	2,951
Campbell Soup Co.
5.20%, 3/21/29(b)	103,000	104,662
Capital One Financial Corp.
3.75%, 7/28/26	202,000	199,258
3.75%, 3/9/27	235,000	231,342
3.80%, 1/31/28	174,000	170,315
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	28,064
Cardinal Health, Inc.
5.00%, 11/15/29	127,000	128,105
Carrier Global Corp.
2.49%, 2/15/27	152,000	146,838
Caterpillar Financial Services Corp.
4.70%, 11/15/29(b)	255,000	257,802
CBRE Services, Inc.
5.50%, 4/1/29	28,000	28,722
CDW LLC/CDW Finance Corp.
3.25%, 2/15/29(b)	115,000	107,723
Charles Schwab Corp.
2.00%, 3/20/28	133,000	124,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
4.00%, 2/1/29	$169,000	$166,356
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	129,000	123,155
Cheniere Energy Partners LP
4.50%, 10/1/29	73,000	71,169
Chevron USA, Inc.
3.25%, 10/15/29	2,000	1,911
Cigna Group
4.38%, 10/15/28	239,000	237,261
5.00%, 5/15/29(b)	83,000	84,134
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	79,005
Cisco Systems, Inc.
4.85%, 2/26/29(b)	163,000	165,934
Citigroup, Inc.
4.30%, 11/20/26	43,000	42,838
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	117,000	113,640
4.45%, 9/29/27	258,000	256,726
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	198,000	192,428
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	88,040
4.13%, 7/25/28	91,000	89,566
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	288,000	280,023
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	96,404
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)(b)	151,000	152,923
Citizens Financial Group, Inc.
2.85%, 7/27/26	132,000	129,133
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	106,000	108,870
Clorox Co.
3.10%, 10/1/27	26,000	25,224
3.90%, 5/15/28	7,000	6,902
4.40%, 5/1/29	3,000	2,989
CNA Financial Corp.
3.90%, 5/1/29	73,000	70,820
Coca-Cola Co.
1.00%, 3/15/28	93,000	85,117
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	35,000	35,781
Comcast Corp.
3.30%, 4/1/27	4,000	3,924
5.35%, 11/15/27	64,000	65,664
3.15%, 2/15/28	109,000	105,488
4.15%, 10/15/28	88,000	87,051
4.55%, 1/15/29(b)	167,000	167,744
Comerica, Inc.
4.00%, 2/1/29	195,000	187,509
Concentrix Corp.
6.60%, 8/2/28(b)	47,000	49,074
ConocoPhillips Co.
4.40%, 7/15/27(c)	65,000	64,679
Corebridge Financial, Inc.
3.65%, 4/5/27	190,000	186,701
Costco Wholesale Corp.
1.38%, 6/20/27(b)	52,000	49,038
Coterra Energy, Inc.
4.38%, 3/15/29	98,000	96,566
CSX Corp.
3.80%, 3/1/28	107,000	105,392
4.25%, 3/15/29	6,000	5,951
CVS Health Corp.
2.88%, 6/1/26	168,000	164,645
3.63%, 4/1/27	67,000	65,726
1.30%, 8/21/27	157,000	145,043
4.30%, 3/25/28	216,000	213,371
3.25%, 8/15/29(b)	280,000	261,613
DCP Midstream Operating LP
5.63%, 7/15/27	59,000	60,000
5.13%, 5/15/29	31,000	31,211
Dell International LLC/EMC Corp.
6.02%, 6/15/26	147,000	148,919
4.90%, 10/1/26	93,000	93,370
5.30%, 10/1/29	84,000	85,572
Devon Energy Corp.
5.25%, 10/15/27	46,000	46,153
Diamondback Energy, Inc.
3.50%, 12/1/29	115,000	108,837
Discover Bank
2.70%, 2/6/30	250,000	223,920
DOC DR LLC
4.30%, 3/15/27	24,000	23,864
Dollar General Corp.
4.63%, 11/1/27	139,000	139,311
Dollar Tree, Inc.
4.20%, 5/15/28(b)	89,000	87,382
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	95,000	91,993
4.25%, 6/1/28(b)	15,000	14,902
DR Horton, Inc.
1.40%, 10/15/27(b)	30,000	27,787
DTE Energy Co.
4.88%, 6/1/28	200,000	201,306
5.10%, 3/1/29	142,000	143,856
Duke Energy Carolinas LLC
2.95%, 12/1/26	22,000	21,567
Duke Energy Corp.
2.65%, 9/1/26	169,000	164,625
4.30%, 3/15/28	185,000	183,960
4.85%, 1/5/29	2,000	2,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
Duke Energy Ohio, Inc.
3.65%, 2/1/29	$2,000	$1,943
Eastman Chemical Co.
5.00%, 8/1/29	51,000	51,315
Eaton Corp.
4.35%, 5/18/28	133,000	133,392
Ecolab, Inc.
5.25%, 1/15/28	74,000	76,103
EIDP, Inc.
4.50%, 5/15/26	37,000	37,048
Elevance Health, Inc.
4.10%, 3/1/28	312,000	308,727
Eli Lilly & Co.
4.50%, 2/9/27	81,000	81,537
Emerson Electric Co.
1.80%, 10/15/27	59,000	55,487
Enact Holdings, Inc.
6.25%, 5/28/29	79,000	81,107
Energy Transfer LP
4.40%, 3/15/27	47,000	46,854
Entergy Corp.
2.95%, 9/1/26	32,000	31,288
Entergy Louisiana LLC
3.25%, 4/1/28	109,000	105,409
Enterprise Products Operating LLC
4.15%, 10/16/28	168,000	166,329
EPR Properties
3.75%, 8/15/29	97,000	91,031
EQT Corp.
5.70%, 4/1/28	82,000	84,303
Equifax, Inc.
4.80%, 9/15/29	144,000	144,246
Equitable Holdings, Inc.
4.35%, 4/20/28	136,000	134,866
ERP Operating LP
3.25%, 8/1/27	103,000	100,286
Essex Portfolio LP
1.70%, 3/1/28	76,000	70,023
4.00%, 3/1/29	49,000	47,700
Estee Lauder Cos., Inc.
3.15%, 3/15/27	67,000	65,483
4.38%, 5/15/28	6,000	5,992
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	60,632
Eversource Energy
2.90%, 3/1/27	64,000	62,009
5.45%, 3/1/28	10,000	10,222
Exelon Corp.
5.15%, 3/15/28	40,000	40,654
5.15%, 3/15/29	93,000	94,742
Expedia Group, Inc.
3.80%, 2/15/28(b)	127,000	123,938
Extra Space Storage LP
3.88%, 12/15/27	89,000	87,452
3.90%, 4/1/29	58,000	56,052
Exxon Mobil Corp.
2.28%, 8/16/26	66,000	64,376
F&G Annuities & Life, Inc.
6.50%, 6/4/29	59,000	60,092
FactSet Research Systems, Inc.
2.90%, 3/1/27	138,000	133,765
FedEx Corp.
4.20%, 10/17/28(c)	82,000	80,773
Fidelity National Financial, Inc.
4.50%, 8/15/28	134,000	133,058
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	264,000	274,393
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	5,000	5,225
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	19,000	19,742
Fiserv, Inc.
3.20%, 7/1/26	78,000	76,782
2.25%, 6/1/27	84,000	80,150
3.50%, 7/1/29	126,000	119,839
FMC Corp.
3.20%, 10/1/26	138,000	134,773
Fortive Corp.
3.15%, 6/15/26	144,000	141,373
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	93,000	87,103
Fox Corp.
4.71%, 1/25/29	102,000	101,680
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	158,000	162,258
General Dynamics Corp.
2.13%, 8/15/26	163,000	158,409
General Mills, Inc.
4.70%, 1/30/27	209,000	209,783
4.20%, 4/17/28	4,000	3,962
5.50%, 10/17/28(b)	53,000	54,620
Genuine Parts Co.
4.95%, 8/15/29(b)	79,000	79,397
Gilead Sciences, Inc.
2.95%, 3/1/27	130,000	126,668
Global Payments, Inc.
3.20%, 8/15/29(b)	120,000	112,403
Goldman Sachs Group, Inc.
5.95%, 1/15/27	64,000	65,676
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	44,965
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	47,906
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	149,000	145,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	$45,000	$44,386
Hasbro, Inc.
3.50%, 9/15/27	52,000	50,546
HCA, Inc.
5.25%, 6/15/26	166,000	166,503
5.38%, 9/1/26	100,000	100,565
4.50%, 2/15/27	157,000	156,517
3.13%, 3/15/27(b)	2,000	1,944
5.63%, 9/1/28(b)	103,000	105,379
4.13%, 6/15/29	153,000	148,610
Healthpeak OP LLC
3.50%, 7/15/29	123,000	116,776
HEICO Corp.
5.25%, 8/1/28	107,000	108,940
Hershey Co.
2.30%, 8/15/26	35,000	34,138
4.25%, 5/4/28	2,000	2,004
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	155,000	153,387
Home Depot, Inc.
5.15%, 6/25/26	27,000	27,301
4.95%, 9/30/26	70,000	70,747
2.88%, 4/15/27	72,000	70,156
2.95%, 6/15/29	48,000	45,292
Honeywell International, Inc.
4.25%, 1/15/29	74,000	73,627
2.70%, 8/15/29	94,000	87,643
Howmet Aerospace, Inc.
3.00%, 1/15/29(b)	68,000	64,174
HP, Inc.
4.00%, 4/15/29	99,000	96,084
Huntington Bancshares, Inc.
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	126,000	131,192
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	83,000	75,769
Hyatt Hotels Corp.
5.25%, 6/30/29	167,000	168,718
IDEX Corp.
4.95%, 9/1/29	15,000	15,041
Ingersoll Rand, Inc.
5.40%, 8/14/28	87,000	89,189
Ingredion, Inc.
3.20%, 10/1/26	61,000	59,841
Intel Corp.
2.60%, 5/19/26	115,000	112,520
Intercontinental Exchange, Inc.
3.10%, 9/15/27	120,000	116,614
International Business Machines Corp.
3.50%, 5/15/29	252,000	241,996
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	132,000	131,863
Intuit, Inc.
5.13%, 9/15/28(b)	131,000	134,499
ITC Holdings Corp.
3.25%, 6/30/26	59,000	57,986
3.35%, 11/15/27	8,000	7,759
Jabil, Inc.
4.25%, 5/15/27	72,000	71,519
JM Smucker Co.
5.90%, 11/15/28	48,000	50,217
John Deere Capital Corp.
2.35%, 3/8/27	27,000	26,071
4.95%, 7/14/28(b)	198,000	202,040
4.85%, 6/11/29	64,000	65,071
Johnson & Johnson
0.95%, 9/1/27	57,000	53,006
JPMorgan Chase & Co.
3.20%, 6/15/26	41,000	40,517
2.95%, 10/1/26	49,000	48,039
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	66,014
8.00%, 4/29/27	2,000	2,142
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	256,000	244,898
4.25%, 10/1/27	106,000	105,965
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,393
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	102,000	100,653
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	88,401
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	126,000	128,533
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)(b)	88,000	87,615
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	226,000	221,497
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	89,454
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	154,000	155,407
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	217,000	218,387
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	103,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	$184,000	$180,924
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	18,000	16,678
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	146,000	144,119
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	142,868
Juniper Networks, Inc.
3.75%, 8/15/29(b)	22,000	21,163
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	2,003
5.05%, 3/15/29	106,000	107,439
3.95%, 4/15/29	111,000	108,080
KeyCorp
4.10%, 4/30/28	208,000	203,909
2.55%, 10/1/29	73,000	66,041
Keysight Technologies, Inc.
4.60%, 4/6/27	84,000	83,893
Kimberly-Clark Corp.
3.20%, 4/25/29	3,000	2,880
Kirby Corp.
4.20%, 3/1/28	27,000	26,555
KLA Corp.
4.10%, 3/15/29	64,000	63,220
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,645
3.88%, 5/15/27	247,000	243,896
Kroger Co.
3.70%, 8/1/27	63,000	61,953
4.50%, 1/15/29	28,000	27,928
L3Harris Technologies, Inc.
3.85%, 12/15/26	13,000	12,850
4.40%, 6/15/28	341,000	338,455
Laboratory Corp. of America Holdings
1.55%, 6/1/26	72,000	69,567
Lazard Group LLC
4.50%, 9/19/28	46,000	45,521
Lear Corp.
3.80%, 9/15/27	71,000	69,475
Leggett & Platt, Inc.
3.50%, 11/15/27	22,000	21,115
Lennar Corp.
5.25%, 6/1/26	61,000	61,221
Lennox International, Inc.
5.50%, 9/15/28	18,000	18,473
Lockheed Martin Corp.
4.50%, 2/15/29	17,000	17,063
Lowe's Cos., Inc.
3.10%, 5/3/27	43,000	41,835
1.70%, 9/15/28	185,000	168,530
LPL Holdings, Inc.
6.75%, 11/17/28(b)	76,000	80,410
Manufacturers & Traders Trust Co.
4.70%, 1/27/28	250,000	250,415
Marathon Oil Corp.
4.40%, 7/15/27	111,000	109,631
Marathon Petroleum Corp.
3.80%, 4/1/28(b)	23,000	22,489
Marriott International, Inc.
3.13%, 6/15/26, Series R	117,000	115,044
4.88%, 5/15/29	96,000	96,526
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	50,000	49,845
Mastercard, Inc.
3.30%, 3/26/27	64,000	62,996
McDonald's Corp.
4.80%, 8/14/28	156,000	157,878
McKesson Corp.
1.30%, 8/15/26	85,000	81,623
Merck & Co., Inc.
1.70%, 6/10/27	37,000	35,128
4.05%, 5/17/28	31,000	30,912
3.40%, 3/7/29	27,000	26,089
Meta Platforms, Inc.
3.50%, 8/15/27(b)	81,000	79,861
Microchip Technology, Inc.
5.05%, 2/15/30	87,000	86,880
Micron Technology, Inc.
4.19%, 2/15/27	56,000	55,577
Mid-America Apartments LP
4.20%, 6/15/28	75,000	74,270
Mondelez International, Inc.
4.13%, 5/7/28	109,000	108,116
Morgan Stanley
4.35%, 9/8/26	162,000	161,330
3.63%, 1/20/27	51,000	50,454
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	276,000	267,305
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	476,000	457,635
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	201,575
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	94,000	95,944
3.59%, 7/22/28(a)	27,000	26,329
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	94,656
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	180,000	176,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	$32,000	$32,441
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	189,000	191,539
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	240,721
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)(b)	221,000	218,197
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	60,000	59,417
Mosaic Co.
5.38%, 11/15/28	94,000	96,134
Motorola Solutions, Inc.
4.60%, 5/23/29	97,000	96,594
MPLX LP
4.25%, 12/1/27	40,000	39,658
4.00%, 3/15/28	84,000	82,491
4.80%, 2/15/29(b)	92,000	92,150
Nasdaq, Inc.
5.35%, 6/28/28	38,000	38,906
Netflix, Inc.
4.38%, 11/15/26	132,000	132,324
6.38%, 5/15/29(b)	58,000	62,129
Nevada Power Co.
3.70%, 5/1/29, Series CC	41,000	39,838
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	127,000	121,439
4.63%, 7/15/27	120,000	120,492
1.90%, 6/15/28	65,000	59,985
4.90%, 3/15/29	102,000	102,909
NIKE, Inc.
2.38%, 11/1/26	34,000	33,093
2.75%, 3/27/27	8,000	7,785
NiSource, Inc.
5.25%, 3/30/28	250,000	254,407
NMI Holdings, Inc.
6.00%, 8/15/29	31,000	31,502
NNN REIT, Inc.
3.50%, 10/15/27	63,000	61,213
Norfolk Southern Corp.
2.90%, 6/15/26	52,000	51,107
Northern Trust Corp.
3.65%, 8/3/28	13,000	12,726
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	95,901
Novartis Capital Corp.
2.00%, 2/14/27	36,000	34,687
ONEOK, Inc.
5.65%, 11/1/28	93,000	95,824
4.35%, 3/15/29	97,000	95,427
3.40%, 9/1/29	94,000	88,692
Oracle Corp.
2.65%, 7/15/26	116,000	113,277
2.80%, 4/1/27	243,000	235,267
3.25%, 11/15/27	105,000	101,802
4.50%, 5/6/28	54,000	54,026
6.15%, 11/9/29	82,000	86,848
O'Reilly Automotive, Inc.
3.60%, 9/1/27	123,000	120,526
Otis Worldwide Corp.
5.25%, 8/16/28	28,000	28,617
Ovintiv, Inc.
5.65%, 5/15/28	85,000	87,102
Owens Corning
3.40%, 8/15/26	46,000	45,266
5.50%, 6/15/27	41,000	41,800
PACCAR Financial Corp.
4.60%, 1/31/29	48,000	48,327
Paramount Global
2.90%, 1/15/27	41,000	39,674
Parker-Hannifin Corp.
4.25%, 9/15/27	120,000	119,765
3.25%, 6/14/29	21,000	19,999
PayPal Holdings, Inc.
2.65%, 10/1/26	56,000	54,725
3.90%, 6/1/27	5,000	4,963
2.85%, 10/1/29(b)	2,000	1,866
PepsiCo, Inc.
3.60%, 2/18/28	108,000	106,492
Philip Morris International, Inc.
4.88%, 2/13/29	284,000	287,139
Phillips 66
3.90%, 3/15/28	124,000	121,823
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	92,000	86,733
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	29,321
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)(b)	74,000	74,041
3.15%, 5/19/27	235,000	228,859
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	23,000	23,318
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	119,000	122,405
Polaris, Inc.
6.95%, 3/15/29	29,000	30,435
PPG Industries, Inc.
3.75%, 3/15/28	104,000	102,009
Prologis LP
3.25%, 6/30/26	48,000	47,368
3.25%, 10/1/26	16,000	15,749
2.88%, 11/15/29	2,000	1,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
Prudential Financial, Inc.
3.88%, 3/27/28	$43,000	$42,372
Public Service Enterprise Group, Inc.
5.20%, 4/1/29(b)	141,000	143,689
Public Storage Operating Co.
1.50%, 11/9/26	68,000	65,059
3.39%, 5/1/29	3,000	2,871
Quest Diagnostics, Inc.
3.45%, 6/1/26	25,000	24,720
Realty Income Corp.
4.88%, 6/1/26(b)	229,000	229,882
4.70%, 12/15/28	22,000	22,086
3.25%, 6/15/29	31,000	29,334
Regions Financial Corp.
1.80%, 8/12/28(b)	78,000	70,974
Republic Services, Inc.
2.90%, 7/1/26	135,000	132,842
Roper Technologies, Inc.
2.95%, 9/15/29	191,000	177,744
Royalty Pharma PLC
1.75%, 9/2/27	49,000	45,747
RTX Corp.
3.50%, 3/15/27	58,000	56,994
3.13%, 5/4/27	27,000	26,278
4.13%, 11/16/28	132,000	130,255
5.75%, 1/15/29	140,000	145,789
S&P Global, Inc.
2.95%, 1/22/27	50,000	48,837
Sabine Pass Liquefaction LLC
4.20%, 3/15/28(b)	87,000	86,048
Sempra
3.25%, 6/15/27	102,000	98,898
Sherwin-Williams Co.
3.45%, 6/1/27	125,000	122,342
Southern California Gas Co.
2.60%, 6/15/26, Series TT	30,000	29,365
2.95%, 4/15/27	79,000	76,752
Southern Co.
3.25%, 7/1/26	140,000	137,849
4.85%, 6/15/28	93,000	94,093
5.50%, 3/15/29	49,000	50,531
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	11,000	10,844
Southwestern Electric Power Co.
4.10%, 9/15/28, Series M	93,000	91,482
Starbucks Corp.
3.50%, 3/1/28	203,000	198,034
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,610
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	218,000	218,129
Steel Dynamics, Inc.
1.65%, 10/15/27	125,000	116,290
Synchrony Financial
3.95%, 12/1/27	20,000	19,503
5.15%, 3/19/29	86,000	85,670
Sysco Corp.
5.75%, 1/17/29	62,000	64,377
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	26,000	25,580
Tapestry, Inc.
4.13%, 7/15/27	22,000	21,735
Target Corp.
3.38%, 4/15/29	3,000	2,894
Texas Instruments, Inc.
4.60%, 2/8/27	51,000	51,452
2.25%, 9/4/29(b)	3,000	2,749
Thermo Fisher Scientific, Inc.
5.00%, 1/31/29(b)	26,000	26,586
Toll Brothers Finance Corp.
3.80%, 11/1/29(b)	66,000	62,899
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	295,000	286,005
1.13%, 8/3/27	125,000	115,939
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)(b)	195,000	196,146
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	55,000	59,232
Tyson Foods, Inc.
5.40%, 3/15/29	113,000	115,590
U.S. Bancorp
2.38%, 7/22/26, Series V	107,000	104,488
3.15%, 4/27/27, Series X	187,000	182,630
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	95,000	91,154
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	96,000	96,075
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	71,000	73,232
3.00%, 7/30/29	118,000	110,046
Union Pacific Corp.
3.70%, 3/1/29	68,000	66,354
United Parcel Service, Inc.
3.40%, 3/15/29	22,000	21,246
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	52,307
4.25%, 1/15/29	82,000	81,534
4.00%, 5/15/29	83,000	81,558
4.80%, 1/15/30	108,000	109,250
Universal Health Services, Inc.
1.65%, 9/1/26	96,000	91,914
4.63%, 10/15/29	11,000	10,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

Investments	Principal Amount	Value
Valero Energy Corp.
2.15%, 9/15/27	$84,000	$79,369
4.00%, 4/1/29	47,000	45,719
Veralto Corp.
5.35%, 9/18/28(b)	63,000	64,552
VeriSign, Inc.
4.75%, 7/15/27	4,000	3,995
Verizon Communications, Inc.
4.33%, 9/21/28	24,000	23,885
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	68,000	66,522
Visa, Inc.
1.90%, 4/15/27	72,000	68,908
Walmart, Inc.
3.90%, 4/15/28	47,000	46,813
Walt Disney Co.
2.00%, 9/1/29(b)	84,000	75,923
Waste Connections, Inc.
3.50%, 5/1/29	87,000	83,790
Waste Management, Inc.
3.15%, 11/15/27	134,000	130,381
3.88%, 1/15/29(c)	36,000	35,159
WEC Energy Group, Inc.
1.38%, 10/15/27	11,000	10,178
4.75%, 1/15/28	112,000	112,678
Wells Fargo & Co.
4.10%, 6/3/26	410,000	407,530
3.00%, 10/23/26	137,000	133,988
4.30%, 7/22/27	151,000	150,338
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	184,000	180,288
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	186,032
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	171,821
4.15%, 1/24/29	50,000	49,284
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	223,938
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	173,000	181,939
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	150,000	152,560
Western Midstream Operating LP
4.65%, 7/1/26	61,000	60,961
4.50%, 3/1/28	35,000	34,677
4.05%, 2/1/30(b)	114,000	108,854
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	106,000	104,209
Westlake Corp.
3.60%, 8/15/26	36,000	35,500
Willis North America, Inc.
4.65%, 6/15/27	27,000	27,026
4.50%, 9/15/28(b)	147,000	146,012
Wisconsin Power & Light Co.
3.00%, 7/1/29	15,000	14,058
Workday, Inc.
3.70%, 4/1/29	100,000	96,369
WP Carey, Inc.
4.25%, 10/1/26	35,000	34,819
WRKCo, Inc.
4.90%, 3/15/29	127,000	127,667
Xcel Energy, Inc.
1.75%, 3/15/27	62,000	58,745
Xylem, Inc.
3.25%, 11/1/26	68,000	66,787
Zoetis, Inc.
3.00%, 9/12/27	47,000	45,444
Total United States		46,935,319
TOTAL CORPORATE BONDS
(Cost: $47,796,360)		48,151,260
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $398,920)	398,920	398,920
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $48,195,280)		48,550,180
Other Liabilities less Assets — (0.2)%		(112,870)
NET ASSETS — 100.0%		$48,437,310

(a)	Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,807,497 and the total market value of the collateral held by the Fund was $4,964,619. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,565,699.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$48,151,260	$–	$48,151,260
Investment of Cash Collateral for Securities Loaned	–	398,920	–	398,920
Total Investments in Securities	$–	$48,550,180	$–	$48,550,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 88.1%
Brazil — 2.5%
Ambev SA	23,333	$54,996
B3 SA - Brasil Bolsa Balcao	35,307	74,835
Banco Santander Brasil SA	4,994	23,297
CCR SA	8,264	16,794
Centrais Eletricas Brasileiras SA	3,111	22,155
Cosan SA	6,816	8,794
Equatorial Energia SA	5,202	29,063
Grupo Casas Bahia SA*	363	570
Hapvida Participacoes & Investimentos SA*(a)	22,468	8,669
Klabin SA	5,890	19,189
Localiza Rent a Car SA	3,453	20,250
Lojas Renner SA	5,650	12,064
Magazine Luiza SA*	1,564	2,772
Natura & Co. Holding SA	5,433	9,476
Raia Drogasil SA	6,212	20,661
Rumo SA	8,264	23,403
Sitios Latinoamerica SAB de CV*	21,900	3,297
Suzano SA	4,091	37,813
Telefonica Brasil SA	2,891	25,151
Vale SA	20,573	203,659
Vibra Energia SA	5,916	18,365
WEG SA	9,477	74,921
Total Brazil		710,194
Chile — 0.6%
Banco de Chile	268,666	35,419
Banco de Credito & Inversiones SA	399	14,707
Banco Santander Chile	453,366	25,722
Cencosud SA	11,262	34,307
Empresas CMPC SA	2,254	3,694
Empresas Copec SA	2,399	16,506
Enel Americas SA	190,483	18,488
Falabella SA	3,447	14,339
Total Chile		163,182
China — 29.9%
Agricultural Bank of China Ltd., Class H	158,000	95,040
Airtac International Group	1,000	25,028
Alibaba Group Holding Ltd.	69,300	1,140,110
Anhui Conch Cement Co. Ltd., Class H	6,500	18,380
ANTA Sports Products Ltd.	6,000	65,859
Baidu, Inc., ADR*(b)	1,290	118,719
Bank of China Ltd., Class H	387,000	233,285
Bank of Communications Co. Ltd., Class H	56,000	50,096
BeiGene Ltd., ADR*	229	62,327
Bilibili, Inc., ADR*(b)	810	15,479
BYD Co. Ltd., Class H	4,500	227,189
BYD Electronic International Co. Ltd.	5,000	25,899
China Conch Venture Holdings Ltd.	8,000	7,948
China Construction Bank Corp., Class H	450,000	397,928
China Everbright Bank Co. Ltd., Class H	43,000	17,520
China International Capital Corp. Ltd., Class H(a)(b)	8,400	15,677
China Life Insurance Co. Ltd., Class H	35,000	67,478
China Longyuan Power Group Corp. Ltd., Class H	16,000	12,812
China Mengniu Dairy Co. Ltd.	12,000	29,613
China Merchants Bank Co. Ltd., Class H	23,000	135,689
China Minsheng Banking Corp. Ltd., Class H	63,500	28,566
China Overseas Land & Investment Ltd.	19,000	33,945
China Pacific Insurance Group Co. Ltd., Class H	16,600	52,166
China Petroleum & Chemical Corp., Class H	134,000	70,614
China Resources Beer Holdings Co. Ltd.	7,000	25,282
China Resources Gas Group Ltd.	5,000	14,909
China Resources Land Ltd.	17,500	58,031
China Shenhua Energy Co. Ltd., Class H	17,500	70,964
China Taiping Insurance Holdings Co. Ltd.	10,800	16,408
China Tower Corp. Ltd., Class H(a)	21,600	29,039
China Yangtze Power Co. Ltd., Class A	6,900	26,410
CITIC Ltd.	31,000	38,250
CITIC Securities Co. Ltd., Class H	15,000	39,041
CMOC Group Ltd., Class H	30,000	24,678
Contemporary Amperex Technology Co. Ltd., Class A	1,140	39,686
COSCO SHIPPING Holdings Co. Ltd., Class H	20,800	32,723
Country Garden Services Holdings Co. Ltd.	4,000	3,542
CSPC Pharmaceutical Group Ltd.	44,000	27,937
Daqo New Energy Corp., ADR*(b)	365	6,610
ENN Energy Holdings Ltd.	3,700	30,531
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,708	15,124
Fosun International Ltd.	18,500	9,915
Fuyao Glass Industry Group Co. Ltd., Class H(a)	4,400	31,387
GDS Holdings Ltd., ADR*(b)	596	15,097
Geely Automobile Holdings Ltd.	29,000	62,023
GF Securities Co. Ltd., Class H	10,400	14,035
Great Wall Motor Co. Ltd., Class H	15,500	27,094
H World Group Ltd., ADR	915	33,864
Haier Smart Home Co. Ltd., Class H	13,400	43,057
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	300	1,195
Huatai Securities Co. Ltd., Class H(a)	12,000	19,249
Industrial & Commercial Bank of China Ltd., Class H	309,000	220,025
Innovent Biologics, Inc.*(a)	4,000	23,958
iQIYI, Inc., ADR*(b)	1,337	3,022
JD Health International, Inc.*(a)	2,750	11,717
JD.com, Inc., Class A	1,338	27,653
JD.com, Inc., ADR	4,026	165,549
JOYY, Inc., ADR*(b)	395	16,582
Kingdee International Software Group Co. Ltd.*	12,000	20,297
Kweichow Moutai Co. Ltd., Class A	400	85,936
Lenovo Group Ltd.	42,000	56,574
Li Auto, Inc., ADR*	956	24,091
Li Ning Co. Ltd.	7,000	14,323
Longfor Group Holdings Ltd.(a)	6,000	7,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

Investments	Shares	Value
LONGi Green Energy Technology Co. Ltd., Class A	4,172	$9,101
Luzhou Laojiao Co. Ltd., Class A	700	12,497
Meituan, Class B*(a)	18,920	378,872
Muyuan Foods Co. Ltd., Class A	1,300	6,929
NetEase, Inc., ADR	1,938	199,459
New China Life Insurance Co. Ltd., Class H	7,400	28,201
NIO, Inc., ADR*(b)	5,664	21,580
PDD Holdings, Inc., ADR*	1,790	211,847
People's Insurance Co. Group of China Ltd., Class H	54,000	27,901
PetroChina Co. Ltd., Class H	110,000	88,930
PICC Property & Casualty Co. Ltd., Class H	34,000	62,841
Ping An Bank Co. Ltd., Class A	9,700	15,032
Ping An Healthcare & Technology Co. Ltd.(a)	2,700	2,429
Ping An Insurance Group Co. of China Ltd., Class H	31,000	184,479
Postal Savings Bank of China Co. Ltd., Class H(a)	64,000	39,567
SF Holding Co. Ltd., Class A	3,000	17,804
Shenzhou International Group Holdings Ltd.	4,100	30,775
Silergy Corp.	1,000	11,370
Smoore International Holdings Ltd.(a)	5,000	8,522
Sunny Optical Technology Group Co. Ltd.	3,000	27,512
Tencent Holdings Ltd.	26,200	1,673,637
Tencent Music Entertainment Group, ADR	1,965	28,316
Trip.com Group Ltd., ADR	2,299	146,170
Want Want China Holdings Ltd.	29,000	18,264
Weibo Corp., ADR	508	4,811
Weichai Power Co. Ltd., Class H	11,000	23,158
Wharf Holdings Ltd.	7,000	16,627
Wuliangye Yibin Co. Ltd., Class A	1,300	23,501
WuXi AppTec Co. Ltd., Class H(a)	2,440	21,702
Wuxi Biologics Cayman, Inc.*(a)	12,000	41,721
Xiaomi Corp., Class B*(a)	66,600	421,156
Xinyi Solar Holdings Ltd.	26,026	10,035
XPeng, Inc., ADR*(b)	611	12,660
Yum China Holdings, Inc.	1,889	98,341
Zai Lab Ltd., ADR*	434	15,685
Zijin Mining Group Co. Ltd., Class H	32,000	72,717
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	18,800	13,822
ZTE Corp., Class H	7,400	22,684
ZTO Express Cayman, Inc., ADR	1,974	39,164
Total China		8,470,559
Czech Republic — 0.2%
CEZ AS	1,002	49,506
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	51,000	24,581
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	2,443	19,184
OTP Bank Nyrt	1,136	76,114
Richter Gedeon Nyrt	987	27,140
Total Hungary		122,438
India — 14.7%
Adani Green Energy Ltd.*	1,893	21,010
Adani Ports & Special Economic Zone Ltd.	2,677	37,050
Ambuja Cements Ltd.	4,332	27,285
Apollo Hospitals Enterprise Ltd.	514	39,787
Asian Paints Ltd.	1,786	48,909
Aurobindo Pharma Ltd.*	1,700	23,082
Avenue Supermarts Ltd.*(a)	822	39,269
Axis Bank Ltd.	10,845	139,825
Bajaj Finance Ltd.	1,276	133,547
Bajaj Finserv Ltd.	2,040	47,910
Bandhan Bank Ltd.(a)	4,664	7,982
Bharti Airtel Ltd.	11,534	233,912
Britannia Industries Ltd.	566	32,692
Cipla Ltd.	2,029	34,236
Divi's Laboratories Ltd.	654	44,191
Dr. Reddy’s Laboratories Ltd.	3,067	41,057
GAIL India Ltd.	12,986	27,810
Godrej Consumer Products Ltd.	2,683	36,389
Grasim Industries Ltd.	1,911	58,380
HCL Technologies Ltd.	5,200	96,885
HDFC Life Insurance Co. Ltd.(a)	3,926	31,496
Hindalco Industries Ltd.	7,892	63,013
Hindustan Unilever Ltd.	3,982	105,236
ICICI Bank Ltd.	23,479	370,387
ICICI Lombard General Insurance Co. Ltd.(a)	1,231	25,821
Infosys Ltd.	15,755	289,515
ITC Ltd.	14,452	69,282
JSW Steel Ltd.	5,101	63,452
Kotak Mahindra Bank Ltd.	2,697	68,510
Larsen & Toubro Ltd.	3,180	129,931
Lupin Ltd.	1,325	31,437
Mahindra & Mahindra Ltd.	3,862	120,452
Marico Ltd.	2,683	20,455
Maruti Suzuki India Ltd.	707	95,307
NTPC Ltd.	21,158	88,521
Oil & Natural Gas Corp. Ltd.	13,050	37,618
Pidilite Industries Ltd.	825	27,502
Power Grid Corp. of India Ltd.	19,275	65,477
Reliance Industries Ltd.	26,288	392,171
Samvardhana Motherson International Ltd.	11,401	17,469
SBI Life Insurance Co. Ltd.(a)	2,075	37,577
Shriram Finance Ltd.	5,515	42,328
State Bank of India	8,365	75,505
Sun Pharmaceutical Industries Ltd.	3,897	79,091
Tata Consultancy Services Ltd.	4,382	184,880
Tata Consumer Products Ltd.	3,844	45,059
Tata Motors Ltd.	8,630	68,098
Tata Steel Ltd.	33,139	59,801
Tech Mahindra Ltd.	3,477	57,694
Titan Co. Ltd.	1,759	63,043
UltraTech Cement Ltd.	544	73,254
UPL Ltd.	2,484	18,491
Vedanta Ltd.	9,685	52,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

Investments	Shares	Value
Wipro Ltd.	11,974	$36,739
Total India		4,178,329
Indonesia — 1.3%
Astra International Tbk. PT	121,700	36,157
Bank Central Asia Tbk. PT	270,000	138,587
Bank Mandiri Persero Tbk. PT	204,000	64,058
Bank Rakyat Indonesia Persero Tbk. PT	313,600	76,696
Charoen Pokphand Indonesia Tbk. PT	56,600	15,004
Telkom Indonesia Persero Tbk. PT	267,700	38,959
Unilever Indonesia Tbk. PT	39,200	2,994
Total Indonesia		372,455
Kazakhstan — 0.0%
Solidcore Resources PLC*	2,011	7,642
Luxembourg — 0.1%
Reinet Investments SCA	912	22,077
Malaysia — 1.0%
CIMB Group Holdings Bhd.	37,843	59,696
Dialog Group Bhd.	20,900	7,253
Hartalega Holdings Bhd.	9,500	4,046
Hong Leong Bank Bhd.	3,500	15,885
IHH Healthcare Bhd.	15,900	24,795
Malayan Banking Bhd.	7,150	16,306
Petronas Chemicals Group Bhd.	11,800	9,626
Petronas Gas Bhd.	6,200	23,584
Press Metal Aluminium Holdings Bhd.	23,200	26,350
Public Bank Bhd.	72,900	72,613
Tenaga Nasional Bhd.	9,900	29,851
Top Glove Corp. Bhd.*	27,500	5,020
Total Malaysia		295,025
Mexico — 2.3%
America Movil SAB de CV, Series B	174,888	124,638
Cemex SAB de CV, Series CPO	80,600	45,504
Fibra Uno Administracion SA de CV	16,544	19,335
Fomento Economico Mexicano SAB de CV	9,712	94,864
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,016	37,288
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,370	37,516
Grupo Bimbo SAB de CV, Series A	9,406	25,581
Grupo Financiero Banorte SAB de CV, Class O	13,358	92,672
Grupo Mexico SAB de CV, Series B	16,469	82,368
Grupo Televisa SAB, Series CPO	10,663	3,690
Ollamani SAB*	2,045	4,547
Wal-Mart de Mexico SAB de CV	28,261	77,856
Total Mexico		645,859
Philippines — 0.5%
Ayala Corp.	1,750	18,074
Ayala Land, Inc.	44,900	18,046
Bank of the Philippine Islands	10,807	24,928
BDO Unibank, Inc.	13,872	37,162
JG Summit Holdings, Inc.	14,830	4,276
SM Investments Corp.	880	12,118
SM Prime Holdings, Inc.	43,000	18,034
Total Philippines		132,638
Poland — 1.0%
Allegro.eu SA*(a)	1,485	11,970
Bank Polska Kasa Opieki SA	990	44,879
CD Projekt SA	376	20,536
Dino Polska SA*(a)	163	18,973
KGHM Polska Miedz SA	928	30,020
ORLEN SA	1,572	27,589
Powszechna Kasa Oszczednosci Bank Polski SA	4,040	78,342
Powszechny Zaklad Ubezpieczen SA	2,640	38,123
Total Poland		270,432
Russia — 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC^	2,998	0
Magnit PJSC^	903	0
MMC Norilsk Nickel PJSC, ADR*^	8	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC^	6,960	0
Novolipetsk Steel PJSC^	12,900	0
Polyus PJSC*^	3,260	0
Rosneft Oil Co. PJSC^	3,254	0
Rosneft Oil Co. PJSC, GDR*^	1,340	0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^(c)	2,080	0
Surgutneftegas PAO^	112,960	0
Tatneft PJSC^	12,210	0
TCS Group Holding PLC, GDR*^(c)	430	0
X5 Retail Group NV, GDR*^(c)	1,673	0
Total Russia		0
South Africa — 5.0%
Absa Group Ltd.	3,803	36,597
Anglo American Platinum Ltd.	123	4,911
Aspen Pharmacare Holdings Ltd.	1,970	17,537
Bid Corp. Ltd.	1,540	36,796
Bidvest Group Ltd.	1,781	22,805
Capitec Bank Holdings Ltd.	335	56,514
Clicks Group Ltd.	1,164	21,438
Discovery Ltd.	2,373	25,740
Exxaro Resources Ltd.	1,269	10,236
FirstRand Ltd.	23,089	90,187
Gold Fields Ltd.	4,669	102,921
Growthpoint Properties Ltd.	14,462	10,183
Impala Platinum Holdings Ltd.*	3,890	26,633
Mr. Price Group Ltd.	1,718	20,699
MTN Group Ltd.	8,571	57,428
MultiChoice Group*	2,236	13,343
Naspers Ltd., Class N	2,303	565,736
Nedbank Group Ltd.	2,391	33,443
Northam Platinum Holdings Ltd.	1,856	13,212
Old Mutual Ltd.	27,494	17,789
Remgro Ltd.	3,097	26,572
Sanlam Ltd.	9,051	40,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

Investments	Shares	Value
Sasol Ltd.*	2,046	$8,510
Shoprite Holdings Ltd.	2,859	42,392
Sibanye Stillwater Ltd.*	10,485	11,875
Standard Bank Group Ltd.	6,307	82,099
Vodacom Group Ltd.	2,250	15,347
Woolworths Holdings Ltd.	6,551	18,166
Total South Africa		1,429,832
South Korea — 8.8%
Amorepacific Corp.	168	11,569
Celltrion, Inc.	636	73,029
CJ CheilJedang Corp.	35	5,859
Coway Co. Ltd.	281	15,457
E-MART, Inc.	112	6,169
Hana Financial Group, Inc.	1,321	53,468
Hankook Tire & Technology Co. Ltd.	365	9,779
Hanon Systems*	998	2,464
Hanwha Galleria Corp.*	2,399	1,815
Hanwha Solutions Corp.	593	7,414
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	186	25,389
HLB, Inc.*	469	17,550
Hyundai Engineering & Construction Co. Ltd.	544	13,281
Hyundai Glovis Co. Ltd.	177	13,511
Hyundai Motor Co.	771	103,254
Hyundai Steel Co.	386	6,553
Kakao Corp.	332	8,816
KB Financial Group, Inc.	1,672	89,703
Kia Corp.	1,185	74,279
Korea Electric Power Corp.	1,038	15,262
Korea Investment Holdings Co. Ltd.	241	11,948
Korean Air Lines Co. Ltd.	650	9,402
KT&G Corp.	503	34,535
Kumho Petrochemical Co. Ltd.	122	10,000
LG Chem Ltd.	218	36,272
LG Display Co. Ltd.*	1,985	11,876
LG Electronics, Inc.	507	26,581
LG H&H Co. Ltd.	48	10,187
Lotte Chemical Corp.	91	4,042
NAVER Corp.	556	72,120
NCSoft Corp.	65	6,595
Orion Corp.	122	9,768
POSCO Future M Co. Ltd.*	124	10,131
POSCO Holdings, Inc.	326	61,658
Samsung Biologics Co. Ltd.*(a)	69	47,515
Samsung Electro-Mechanics Co. Ltd.	278	24,373
Samsung Electronics Co. Ltd.	24,362	956,281
Samsung Fire & Marine Insurance Co. Ltd.	131	31,805
Samsung Heavy Industries Co. Ltd.*	2,229	20,405
Samsung Life Insurance Co. Ltd.	317	17,847
Samsung SDI Co. Ltd.	241	30,851
Samsung SDS Co. Ltd.	152	11,995
Shinhan Financial Group Co. Ltd.	1,778	56,811
SK Hynix, Inc.	2,463	318,977
SK Innovation Co. Ltd.	273	20,839
SK Square Co. Ltd.*	208	13,193
SK Telecom Co. Ltd.	455	17,149
SK, Inc.	152	13,378
S-Oil Corp.	237	9,029
Woori Financial Group, Inc.	2,449	27,442
Yuhan Corp.	262	19,430
Total South Korea		2,507,056
Taiwan — 17.8%
Acer, Inc.	18,000	19,218
Advantech Co. Ltd.	3,299	37,260
ASE Technology Holding Co. Ltd.	17,000	73,217
Asia Cement Corp.	17,000	23,911
AUO Corp.	34,800	14,097
Cathay Financial Holding Co. Ltd.	35,468	65,376
Chang Hwa Commercial Bank Ltd.	25,019	13,375
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,072
China Steel Corp.	63,000	42,503
Chunghwa Telecom Co. Ltd.	19,000	73,534
Compal Electronics, Inc.	29,000	27,819
CTBC Financial Holding Co. Ltd.	73,000	86,736
Delta Electronics, Inc.	9,000	97,583
E.Sun Financial Holding Co. Ltd.	58,127	50,332
Evergreen Marine Corp. Taiwan Ltd.	3,600	23,908
Far EasTone Telecommunications Co. Ltd.	14,000	38,792
First Financial Holding Co. Ltd.	48,236	39,298
Formosa Chemicals & Fibre Corp.	16,000	12,553
Formosa Petrochemical Corp.	5,000	5,512
Formosa Plastics Corp.	18,000	19,842
Fubon Financial Holding Co. Ltd.	39,091	100,428
Giant Manufacturing Co. Ltd.	2,036	8,616
Hon Hai Precision Industry Co. Ltd.	52,000	228,657
Hotai Motor Co. Ltd.	2,060	37,350
Hua Nan Financial Holdings Co. Ltd.	39,065	32,709
Innolux Corp.	29,471	13,403
KGI Financial Holding Co. Ltd.	68,000	35,124
Largan Precision Co. Ltd.	1,000	70,928
Lite-On Technology Corp., ADR	10,000	27,377
MediaTek, Inc.	6,000	251,186
Mega Financial Holding Co. Ltd.	44,934	53,998
Nan Ya Plastics Corp.	22,000	19,878
Nanya Technology Corp.*	6,000	6,758
Novatek Microelectronics Corp.	3,000	49,243
President Chain Store Corp.	4,000	30,239
Quanta Computer, Inc.	12,000	81,138
SinoPac Financial Holdings Co. Ltd.	64,614	43,300
Taishin Financial Holding Co. Ltd.	61,334	31,773
Taiwan Cooperative Financial Holding Co. Ltd.	52,957	38,359
Taiwan Mobile Co. Ltd.	6,000	21,053
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	2,822,980
TCC Group Holdings Co. Ltd.	28,997	27,990
Unimicron Technology Corp.	6,000	16,716
Uni-President Enterprises Corp.	27,000	65,462
United Microelectronics Corp.	59,000	79,342
Winbond Electronics Corp.*	27,809	14,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

Investments	Shares	Value
Yuanta Financial Holding Co. Ltd.	58,366	$58,801
Total Taiwan		5,041,445
Thailand — 1.6%
Advanced Info Service PCL, NVDR	6,500	52,690
Airports of Thailand PCL, NVDR	23,000	25,593
Bangkok Dusit Medical Services PCL, NVDR	37,500	24,097
Central Pattana PCL, NVDR	19,500	27,015
Charoen Pokphand Foods PCL, NVDR	28,600	20,064
CP ALL PCL, NVDR	23,100	33,705
Delta Electronics Thailand PCL, NVDR	17,300	33,529
Energy Absolute PCL, NVDR*	27,800	1,688
Gulf Energy Development PCL, NVDR^	12,100	17,744
Home Product Center PCL, NVDR	36,300	9,202
Intouch Holdings PCL, NVDR^	11,500	27,627
Kasikornbank PCL, NVDR	10,000	47,605
Minor International PCL, NVDR	23,500	18,184
PTT Exploration & Production PCL, NVDR	6,300	21,634
PTT Global Chemical PCL, NVDR	14,100	7,149
PTT Oil & Retail Business PCL, NVDR	17,200	5,983
PTT PCL, NVDR	61,300	57,822
SCB X PCL, NVDR	4,400	15,953
Siam Cement PCL, NVDR	3,900	17,934
Total Thailand		465,218
Turkey — 0.1%
BIM Birlesik Magazalar AS	2,366	28,562
United States — 0.2%
JBS SA	6,124	43,955
TOTAL COMMON STOCKS
(Cost: $24,673,052)		24,980,985
PREFERRED STOCKS — 2.3%
Brazil — 2.2%
Banco Bradesco SA, 9.57%	36,058	79,763
Gerdau SA, 4.58%, 4.58%	8,765	24,760
Itau Unibanco Holding SA, 7.37%	29,209	160,180
Itausa SA, 6.92%	40,259	66,423
Petroleo Brasileiro SA, 16.28%	45,521	295,333
Total Brazil		626,459
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, 2.04%	543	21,561
TOTAL PREFERRED STOCKS
(Cost: $528,607)		648,020
MUTUAL FUND — 8.7%
United States — 8.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d)
(Cost: $2,459,218)	2,459,218	2,459,218
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $52,719)	52,719	52,719
TOTAL INVESTMENTS IN SECURITIES — 99.3% (Cost: $27,713,596)		28,140,942
Other Assets less Liabilities — 0.7%		195,945
NET ASSETS — 100.0%		$28,336,887

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $45,371, which represents 0.1% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $223,630 and the total market value of the collateral held by the Fund was $230,806. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $178,087.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	17	6/30/25	$3,521,922	$16,052
5 Year U.S. Treasury Note	31	6/30/25	3,352,844	37,656
10 Year U.S. Treasury Note	31	6/18/25	3,447,781	47,168
U.S. Treasury Long Bond	29	6/18/25	3,401,156	28,039
Ultra 10 Year U.S. Treasury Note	30	6/18/25	3,423,750	45,858
			$17,147,453	$174,773

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Thailand	$419,847	$–	$45,371	*	$465,218
Russia	–	–	0	*	0
Other	24,515,767	–	–		24,515,767
Preferred Stocks	648,020	–	–		648,020
Mutual Fund	–	2,459,218	–		2,459,218
Investment of Cash Collateral for Securities Loaned	–	52,719	–		52,719
Total Investments in Securities	$25,583,634	$2,511,937	$45,371		$28,140,942
Financial Derivative Instruments
Futures Contracts[1]	$174,773	$–	$–		$174,773
Total - Net	$25,758,407	$2,511,937	$45,371		$28,315,715

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 89.5%
Australia — 5.7%
ANZ Group Holdings Ltd.	60,746	$1,101,169
Aristocrat Leisure Ltd.	14,113	564,168
ASX Ltd.	5,910	239,899
BHP Group Ltd.	100,909	2,402,071
Brambles Ltd.	31,239	389,916
Cochlear Ltd.	461	75,352
Coles Group Ltd.	27,034	329,007
Commonwealth Bank of Australia	36,827	3,463,654
Dexus	4,576	20,189
Fortescue Ltd.	34,290	328,423
Glencore PLC	199,412	721,467
Goodman Group	34,945	619,091
Insurance Australia Group Ltd.	66,103	317,591
Lottery Corp. Ltd.	40,200	119,241
Macquarie Group Ltd.	6,965	853,465
National Australia Bank Ltd.	67,686	1,434,914
Northern Star Resources Ltd.	21,797	248,837
QBE Insurance Group Ltd.	35,849	489,231
Ramsay Health Care Ltd.	3,038	64,613
Rio Tinto Ltd.	7,033	506,148
Rio Tinto PLC	25,166	1,489,834
Santos Ltd.	18,081	75,039
Scentre Group	55,245	115,671
Sonic Healthcare Ltd.	10,467	168,020
South32 Ltd.	102,456	205,582
Stockland	18,856	57,576
Tabcorp Holdings Ltd.	40,200	14,780
Telstra Group Ltd.	138,842	364,247
Transurban Group	58,475	487,914
Wesfarmers Ltd.	25,390	1,139,326
Westpac Banking Corp.	76,720	1,509,301
Woodside Energy Group Ltd.	36,221	521,844
Woolworths Group Ltd.	25,623	471,824
Total Australia		20,909,404
Austria — 0.1%
Erste Group Bank AG	5,690	391,645
Mondi PLC	8,485	125,674
Total Austria		517,319
Belgium — 0.6%
Ageas SA	3,813	227,976
Anheuser-Busch InBev SA	16,484	1,013,519
KBC Group NV	5,113	463,937
Solvay SA	955	33,836
Syensqo SA	1,126	76,348
UCB SA	2,292	402,940
Umicore SA	2,253	23,242
Total Belgium		2,241,798
Brazil — 0.1%
Pluxee NV	1,528	31,090
Yara International ASA	5,390	161,628
Total Brazil		192,718
Chile — 0.1%
Antofagasta PLC	8,579	184,759
China — 0.4%
BOC Hong Kong Holdings Ltd.	98,500	397,530
Prosus NV	22,461	1,032,971
Total China		1,430,501
Denmark — 2.2%
Ambu AS, Class B	5,149	87,933
AP Moller - Maersk AS, Class B	169	293,261
Carlsberg AS, Class B	1,167	148,150
Coloplast AS, Class B	3,219	337,061
Danske Bank AS	8,516	277,550
DSV AS	4,481	864,513
Genmab AS*	1,337	259,397
GN Store Nord AS*	2,790	43,243
Novo Nordisk AS, Class B	68,311	4,646,576
Novonesis (Novozymes) B, Class B	8,079	469,063
Orsted AS*(a)	3,318	144,794
Pandora AS	2,101	320,624
Svitzer Group AS*	338	10,666
Vestas Wind Systems AS*	21,147	290,627
Total Denmark		8,193,458
Finland — 0.8%
Elisa OYJ	1,648	80,250
Fortum OYJ	8,280	135,145
Kesko OYJ, Class B	5,682	115,788
Kone OYJ, Class B	7,434	408,256
Neste OYJ	1,984	18,289
Nokia OYJ	137,696	719,898
Nordea Bank Abp	51,275	651,842
Sampo OYJ, Class A	39,094	373,730
Stora Enso OYJ, Class R	8,585	80,809
UPM-Kymmene OYJ	8,200	218,784
Total Finland		2,802,791
France — 9.1%
Air Liquide SA	12,611	2,385,829
Airbus SE	12,795	2,249,809
Alstom SA*	6,730	148,158
Arkema SA	1,139	86,617
Atos SE*	1,910	8
AXA SA	39,887	1,697,587
BNP Paribas SA	22,169	1,841,761
Bouygues SA	1,296	50,972
Bureau Veritas SA	3,764	113,601
Capgemini SE	3,799	566,513
Carrefour SA	11,032	157,540
Cie de Saint-Gobain SA	12,013	1,189,940
Cie Generale des Etablissements Michelin SCA	11,440	400,506
Credit Agricole SA	13,830	250,605
Danone SA	11,445	875,788
Dassault Systemes SE	16,636	627,879
Edenred SE	4,195	135,671
Eiffage SA	575	66,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

Investments	Shares	Value
Engie SA	36,797	$716,858
EssilorLuxottica SA	6,111	1,751,933
Hermes International SCA	648	1,687,628
Kering SA	1,617	333,477
Legrand SA	6,101	640,841
L'Oreal SA	5,569	2,062,461
LVMH Moet Hennessy Louis Vuitton SE	5,759	3,556,474
Orange SA	30,787	398,907
Pernod Ricard SA	4,335	427,340
Publicis Groupe SA	4,204	393,901
Renault SA	3,567	179,361
Safran SA	6,868	1,795,354
Sartorius Stedim Biotech	494	97,305
Societe Generale SA	12,031	537,900
Sodexo SA	1,528	98,042
Teleperformance SE	820	81,916
Thales SA	1,589	421,557
TotalEnergies SE	53,145	3,424,917
Unibail-Rodamco-Westfield	1,717	144,481
Valeo SE	1,699	15,754
Veolia Environnement SA	10,676	366,148
Vinci SA	10,781	1,354,388
Vivendi SE	6,473	19,277
Worldline SA*(a)	765	4,676
Total France		33,356,295
Germany — 8.7%
adidas AG	4,076	954,108
Allianz SE, Registered Shares	8,595	3,269,011
BASF SE	20,181	1,000,489
Bayer AG, Registered Shares	18,452	439,896
Bayerische Motoren Werke AG	5,781	460,105
Beiersdorf AG	2,101	270,979
Brenntag SE	3,039	195,651
Continental AG	2,101	146,519
Covestro AG*	4,373	280,589
Daimler Truck Holding AG	5,963	239,099
Deutsche Bank AG, Registered Shares	40,688	959,015
Deutsche Boerse AG	4,171	1,225,951
Deutsche Post AG, Registered Shares	21,062	898,217
Deutsche Telekom AG, Registered Shares	68,877	2,546,001
Deutsche Wohnen SE	6,852	148,771
E.ON SE	45,655	688,459
Fresenius Medical Care AG	3,454	170,283
Fresenius SE & Co. KGaA*	7,717	328,185
Hannover Rueck SE	1,187	352,220
Heidelberg Materials AG	2,904	494,219
HelloFresh SE*	2,474	20,775
Infineon Technologies AG	31,326	1,028,517
Knorr-Bremse AG	1,337	120,665
Mercedes-Benz Group AG	16,223	949,631
Merck KGaA	2,687	367,456
MTU Aero Engines AG	1,148	397,195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,055	1,921,927
Puma SE	1,928	46,630
RWE AG	13,853	494,112
SAP SE	22,587	5,962,991
Scout24 SE(a)	3,569	371,645
Siemens AG, Registered Shares	15,981	3,657,963
Siemens Energy AG*	9,742	566,575
Siemens Healthineers AG(a)	6,078	325,712
Symrise AG	2,628	271,670
Vonovia SE	8,227	221,815
Zalando SE*(a)	2,547	87,380
Total Germany		31,880,426
Hong Kong — 1.6%
AIA Group Ltd.	261,200	1,967,317
CK Asset Holdings Ltd.	77,500	313,275
CLP Holdings Ltd.	25,000	203,720
Hang Seng Bank Ltd.	20,700	280,424
Hong Kong & China Gas Co. Ltd.	146,100	125,626
Hong Kong Exchanges & Clearing Ltd.	21,700	961,680
Link REIT	58,894	275,535
MTR Corp. Ltd.	41,500	135,750
Power Assets Holdings Ltd.	27,500	164,711
Prudential PLC	53,764	573,349
Sun Hung Kai Properties Ltd.	23,000	218,462
Techtronic Industries Co. Ltd.	21,000	251,693
WH Group Ltd.(a)	334,500	306,971
Total Hong Kong		5,778,513
Ireland — 0.2%
Kerry Group PLC, Class A	3,814	398,805
Kingspan Group PLC	3,640	291,552
Total Ireland		690,357
Israel — 0.5%
Bank Hapoalim BM	20,363	273,623
Bank Leumi Le-Israel BM	24,393	326,073
Check Point Software Technologies Ltd.*	2,220	505,982
Nice Ltd.*	1,685	255,896
Teva Pharmaceutical Industries Ltd., ADR*	15,324	235,530
Wix.com Ltd.*	1,134	185,273
Total Israel		1,782,377
Italy — 2.5%
Enel SpA	158,461	1,283,259
Eni SpA	53,328	823,635
Ferrari NV	2,534	1,073,541
FinecoBank Banca Fineco SpA	17,126	336,599
Generali	20,367	712,374
Intesa Sanpaolo SpA	324,982	1,661,851
Moncler SpA	5,149	314,807
Nexi SpA*(a)	9,755	51,759
Prysmian SpA	5,531	300,880
Snam SpA	30,288	156,879
Telecom Italia SpA*	284,281	95,441
Terna - Rete Elettrica Nazionale	14,124	127,607
UniCredit SpA	41,535	2,311,952
Total Italy		9,250,584
Japan — 20.8%
Aeon Co. Ltd.	19,100	478,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

Investments	Shares	Value
Ajinomoto Co., Inc.	34,000	$672,656
Asahi Group Holdings Ltd.	54,000	690,437
Asahi Kasei Corp.	57,254	400,862
Astellas Pharma, Inc.	58,700	567,805
Bridgestone Corp.	19,100	765,712
Canon, Inc.	35,500	1,102,698
Central Japan Railway Co.	2,500	47,713
Chugai Pharmaceutical Co. Ltd.	18,000	818,390
Dai-ichi Life Holdings, Inc.	131,200	994,046
Daiichi Sankyo Co. Ltd.	40,200	943,842
Daikin Industries Ltd.	4,100	442,517
Daiwa House Industry Co. Ltd.	18,300	604,289
FANUC Corp.	3,000	81,450
Fast Retailing Co. Ltd.	2,300	677,665
Fujitsu Ltd.	23,700	467,692
Hitachi Ltd.	95,500	2,208,366
Honda Motor Co. Ltd.	114,600	1,028,825
Hoya Corp.	4,500	504,948
ITOCHU Corp.	37,700	1,739,787
Japan Exchange Group, Inc.	38,200	390,200
Japan Post Holdings Co. Ltd.	60,900	608,023
Japan Tobacco, Inc.	38,200	1,050,921
Kao Corp.	17,100	740,192
KDDI Corp.	76,400	1,205,469
Keyence Corp.	3,400	1,329,624
Kirin Holdings Co. Ltd.	36,800	511,248
Komatsu Ltd.	32,100	924,319
Kubota Corp.	38,000	465,280
Kyowa Kirin Co. Ltd.	14,400	209,250
LY Corp.	75,900	256,976
M3, Inc.*	9,400	106,987
Marubeni Corp.	53,900	857,664
Minebea Mitsumi, Inc.	19,100	277,610
MISUMI Group, Inc.	14,400	237,512
Mitsubishi Chemical Group Corp.	76,400	376,533
Mitsubishi Corp.	111,600	1,960,127
Mitsubishi Electric Corp.	60,600	1,102,260
Mitsubishi Estate Co. Ltd.	40,500	658,660
Mitsubishi Heavy Industries Ltd.	82,800	1,398,641
Mitsubishi UFJ Financial Group, Inc.	302,400	4,066,647
Mitsui Fudosan Co. Ltd.	100,000	889,728
Mizuho Financial Group, Inc.	72,900	1,974,842
Murata Manufacturing Co. Ltd.	55,800	860,284
Nexon Co. Ltd.	18,200	248,281
NIDEC Corp.	3,800	63,325
Nihon M&A Center Holdings, Inc.	8,700	33,650
Nintendo Co. Ltd.	19,100	1,291,300
Nippon Paint Holdings Co. Ltd.	33,600	251,876
Nippon Steel Corp.	22,200	474,315
Nippon Telegraph & Telephone Corp.	531,900	514,685
Nissan Motor Co. Ltd.	86,400	218,802
Nomura Holdings, Inc.	131,700	799,852
Nomura Research Institute Ltd.	2,300	74,380
NTT Data Group Corp.	21,400	383,737
Odakyu Electric Railway Co. Ltd.	17,400	171,975
Olympus Corp.	37,800	492,280
Ono Pharmaceutical Co. Ltd.	11,200	120,021
Otsuka Holdings Co. Ltd.	14,400	746,577
Pan Pacific International Holdings Corp.	17,900	489,455
Panasonic Holdings Corp.	60,200	713,149
Rakuten Group, Inc.*	29,700	169,076
Recruit Holdings Co. Ltd.	34,900	1,787,009
Renesas Electronics Corp.	31,800	422,646
Resona Holdings, Inc.	79,100	680,766
Sekisui House Ltd.	26,700	596,349
Seven & i Holdings Co. Ltd.	57,300	828,808
Shimadzu Corp.	15,700	391,608
Shin-Etsu Chemical Co. Ltd.	30,700	869,635
Shiseido Co. Ltd.	2,000	37,716
SoftBank Corp.	890,300	1,240,728
SoftBank Group Corp.	37,800	1,890,506
Sompo Holdings, Inc.	34,600	1,046,052
Sony Group Corp.	153,100	3,854,631
Subaru Corp.	19,400	343,139
Sumitomo Chemical Co. Ltd.	84,800	204,940
Sumitomo Corp.	39,900	899,711
Sumitomo Electric Industries Ltd.	30,700	506,261
Sumitomo Mitsui Financial Group, Inc.	105,500	2,677,361
Sumitomo Mitsui Trust Holdings, Inc.	32,600	810,967
Sumitomo Realty & Development Co. Ltd.	17,700	662,004
Suzuki Motor Corp.	56,300	681,443
Takeda Pharmaceutical Co. Ltd.	38,200	1,127,301
Terumo Corp.	38,200	714,494
Tokio Marine Holdings, Inc.	38,800	1,488,276
Tokyo Electron Ltd.	12,200	1,640,645
Tokyo Gas Co. Ltd.	11,900	379,027
Toray Industries, Inc.	58,300	396,100
Toyota Motor Corp.	255,700	4,473,126
Unicharm Corp.	46,000	365,902
Yamato Holdings Co. Ltd.	18,400	241,351
Total Japan		76,212,904
Luxembourg — 0.2%
ArcelorMittal SA	13,934	398,414
Eurofins Scientific SE	2,651	140,947
Total Luxembourg		539,361
Macau — 0.0%
Sands China Ltd.*	80,800	162,009
Netherlands — 3.3%
Adyen NV*(a)	373	566,498
Aegon Ltd.	27,032	176,660
Akzo Nobel NV	4,047	247,781
Argenx SE*	906	529,065
ASM International NV	1,188	533,074
ASML Holding NV	8,950	5,858,684
Heineken NV	4,958	403,708
ING Groep NV	78,459	1,524,679
Koninklijke Ahold Delhaize NV	21,154	789,715
Koninklijke KPN NV	68,198	288,556
Koninklijke Philips NV*	19,131	482,948
Randstad NV	1,146	47,288
Wolters Kluwer NV	4,195	650,488
Total Netherlands		12,099,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

Investments	Shares	Value
New Zealand — 0.1%
Xero Ltd.*	3,913	$377,340
Norway — 0.4%
DNB Bank ASA	16,553	432,891
Equinor ASA	22,305	589,985
Mowi ASA	10,485	193,683
Norsk Hydro ASA	35,990	206,074
Telenor ASA	11,166	159,519
Total Norway		1,582,152
Portugal — 0.1%
EDP SA	61,565	206,956
Singapore — 1.1%
DBS Group Holdings Ltd.	44,360	1,533,673
Oversea-Chinese Banking Corp. Ltd.	76,400	983,349
Singapore Telecommunications Ltd.	247,300	631,083
STMicroelectronics NV	18,364	396,736
United Overseas Bank Ltd.	19,100	541,269
Total Singapore		4,086,110
South Africa — 0.2%
Anglo American PLC	25,042	693,328
South Korea — 0.0%
Delivery Hero SE*(a)	2,070	49,125
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	4,751	270,715
Aena SME SA(a)	1,719	402,197
Amadeus IT Group SA	10,863	827,262
Banco Bilbao Vizcaya Argentaria SA	133,773	1,812,774
Banco Santander SA	279,114	1,868,088
CaixaBank SA	59,997	464,938
Cellnex Telecom SA(a)	6,661	236,219
Endesa SA	5,784	153,073
Grifols SA*	4,465	39,540
Iberdrola SA	130,543	2,106,729
Industria de Diseno Textil SA	24,376	1,207,275
Repsol SA	30,856	409,967
Telefonica SA	99,257	466,825
Total Spain		10,265,602
Sweden — 2.2%
Alfa Laval AB	7,209	307,806
Alleima AB	2,147	17,911
Assa Abloy AB, Class B	22,345	667,118
Atlas Copco AB, Class A	84,422	1,339,645
Boliden AB	5,909	192,533
Epiroc AB, Class A	23,827	477,010
EQT AB	3,720	112,654
Essity AB, Class B	11,127	316,139
Evolution AB(a)	3,502	260,076
H & M Hennes & Mauritz AB, Class B(b)	18,084	237,367
Hexagon AB, Class B	56,494	599,803
Kinnevik AB, Class B	4,685	32,853
Nibe Industrier AB, Class B	18,194	68,700
Sandvik AB	28,186	589,248
Skandinaviska Enskilda Banken AB, Class A(b)	13,350	218,622
Skanska AB, Class B	3,622	79,651
SKF AB, Class B	8,215	165,362
Svenska Cellulosa AB SCA, Class B	14,650	192,876
Svenska Handelsbanken AB, Class A(b)	21,944	247,182
Swedbank AB, Class A(b)	11,833	268,463
Telefonaktiebolaget LM Ericsson, Class B	70,558	545,634
Telia Co. AB	26,045	94,093
Volvo AB, Class B	32,955	961,902
Total Sweden		7,992,648
Switzerland — 4.4%
ABB Ltd., Registered Shares	43,952	2,246,408
Accelleron Industries AG	2,448	112,833
Adecco Group AG, Registered Shares	2,480	74,057
Cie Financiere Richemont SA, Class A, Registered Shares	11,100	1,918,898
DSM-Firmenich AG	3,496	345,010
Geberit AG, Registered Shares	1,069	664,538
Givaudan SA, Registered Shares	191	819,913
Julius Baer Group Ltd.	3,573	245,133
Kuehne & Nagel International AG, Registered Shares	1,270	292,111
Logitech International SA, Registered Shares	4,222	352,744
Lonza Group AG, Registered Shares	1,388	850,606
Partners Group Holding AG	434	611,205
Sandoz Group AG	9,055	379,087
Schindler Holding AG, Participation Certificate	1,579	492,216
Sika AG, Registered Shares	3,170	763,881
Sonova Holding AG, Registered Shares	1,523	441,537
Straumann Holding AG, Registered Shares	1,910	228,725
Swatch Group AG, Bearer Shares	955	163,745
Swiss Life Holding AG, Registered Shares	406	368,486
Swisscom AG, Registered Shares	393	226,316
Temenos AG, Registered Shares	1,664	128,080
UBS Group AG, Registered Shares	68,511	2,080,690
Zurich Insurance Group AG	3,055	2,123,566
Total Switzerland		15,929,785
United Kingdom — 10.6%
Aberdeen Group PLC	34,310	68,488
Admiral Group PLC	3,233	118,930
Ashtead Group PLC	10,041	537,339
Associated British Foods PLC	5,552	136,875
AstraZeneca PLC	26,097	3,790,878
Aviva PLC	48,925	350,609
BAE Systems PLC	57,663	1,160,713
Barclays PLC	349,783	1,299,367
Barratt Redrow PLC	23,615	128,904
British American Tobacco PLC	46,760	1,920,512
BT Group PLC	170,075	364,081
Bunzl PLC	7,245	277,365
Burberry Group PLC	8,009	79,786
CK Hutchison Holdings Ltd.	82,000	461,100
Coca-Cola Europacific Partners PLC	3,055	265,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

Investments	Shares	Value
Compass Group PLC	40,267	$1,326,913
Croda International PLC	3,112	117,412
DCC PLC	1,371	91,047
Diageo PLC	45,969	1,195,294
Dowlais Group PLC	79,595	62,105
Entain PLC	13,487	100,585
Flutter Entertainment PLC*	3,285	718,700
Halma PLC	10,621	353,831
HSBC Holdings PLC	404,145	4,558,703
Imperial Brands PLC	14,006	517,942
Informa PLC	36,580	363,277
InterContinental Hotels Group PLC	3,813	406,133
Intertek Group PLC	3,622	233,989
Johnson Matthey PLC	4,659	79,620
Just Eat Takeaway.com NV*(a)	2,105	44,067
Kingfisher PLC	35,475	115,985
Legal & General Group PLC	134,214	420,619
Lloyds Banking Group PLC	1,401,766	1,304,165
London Stock Exchange Group PLC	6,386	944,617
Melrose Industries PLC	29,000	177,838
National Grid PLC	86,491	1,126,989
NatWest Group PLC	89,369	521,165
Next PLC	2,877	411,640
Ocado Group PLC*	6,841	24,848
Pearson PLC	15,600	245,253
Persimmon PLC	3,957	60,856
Reckitt Benckiser Group PLC	15,436	1,042,027
RELX PLC	38,744	1,936,842
Rentokil Initial PLC	36,771	164,979
Rolls-Royce Holdings PLC*	175,983	1,701,355
Sage Group PLC	27,886	434,446
Segro PLC	11,080	98,795
Smith & Nephew PLC	21,690	303,761
Smiths Group PLC	7,814	194,759
Spirax Group PLC	1,719	137,122
SSE PLC	20,537	422,540
St. James's Place PLC	11,315	142,689
Standard Chartered PLC	54,297	798,606
Taylor Wimpey PLC	73,504	102,560
Tesco PLC	148,755	638,035
Unilever PLC	53,655	3,192,666
United Utilities Group PLC	13,093	170,434
Vodafone Group PLC	535,459	503,844
Whitbread PLC	4,767	150,687
WPP PLC	26,666	200,044
Total United Kingdom		38,820,608
United States — 10.7%
Alcon, Inc.	11,352	1,067,774
BP PLC	416,605	2,345,054
CRH PLC	15,964	1,382,632
CSL Ltd.	9,338	1,450,554
Experian PLC	21,125	972,890
Ferguson Enterprises, Inc.	4,508	710,464
Ferrovial SE	10,394	462,353
GSK PLC	78,278	1,477,166
Haleon PLC	102,456	517,475
Holcim AG, Registered Shares	7,627	814,639
James Hardie Industries PLC, CDI*	9,776	234,417
Nestle SA, Registered Shares	56,413	5,696,454
Novartis AG, Registered Shares	43,566	4,817,742
QIAGEN NV	3,413	135,211
Roche Holding AG	14,064	4,617,793
Sanofi SA	22,804	2,510,585
Schneider Electric SE	11,867	2,701,549
Shell PLC	155,983	5,687,718
Stellantis NV	36,360	403,051
Swiss Re AG	5,597	948,912
Total United States		38,954,433
TOTAL COMMON STOCKS
(Cost: $275,210,508)		327,182,805
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA, 2.22%	5,910	469,095
Porsche Automobil Holding SE, 7.17%	2,865	106,955
Sartorius AG, 0.32%	773	178,355
Volkswagen AG, 10.08%	3,976	401,829
TOTAL PREFERRED STOCKS
(Cost: $1,491,287)		1,156,234
MUTUAL FUND — 8.3%
United States — 8.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)
(Cost: $30,474,434)	30,474,434	30,474,434
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $787,805)	787,805	787,805
TOTAL INVESTMENTS IN SECURITIES — 98.3% (Cost: $307,964,034)		359,601,278
Other Assets less Liabilities — 1.7%		6,108,215
NET ASSETS — 100.0%		$365,709,493

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $969,145 and the total market value of the collateral held by the Fund was $1,038,469. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $250,665.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2025

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	214	6/30/25	$44,334,781	$205,122
5 Year U.S. Treasury Note	412	6/30/25	44,560,375	495,523
10 Year U.S. Treasury Note	398	6/18/25	44,265,062	580,648
U.S. Treasury Long Bond	375	6/18/25	43,980,469	433,219
Ultra 10 Year U.S. Treasury Note	387	6/18/25	44,166,375	582,133
			$221,307,062	$2,296,645

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$327,182,805	$–	$–	$327,182,805
Preferred Stocks	1,156,234	–	–	1,156,234
Mutual Fund	–	30,474,434	–	30,474,434
Investment of Cash Collateral for Securities Loaned	–	787,805	–	787,805
Total Investments in Securities	$328,339,039	$31,262,239	$–	$359,601,278
Financial Derivative Instruments
Futures Contracts[1]	$2,296,645	$–	$–	$2,296,645
Total - Net	$330,635,684	$31,262,239	$–	$361,897,923

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 89.8%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	382	$745,232
China — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	1,975	375,369
Ireland — 0.1%
IT Services — 0.1%
Accenture PLC, Class A	4,131	1,289,037
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	33,963	744,809
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	1,676	236,852
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	1,157	256,333
United States — 89.5%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.*	1,536	807,859
Boeing Co.*	10,998	1,875,709
General Dynamics Corp.	5,352	1,458,848
General Electric Co.	21,842	4,371,676
HEICO Corp.(a)	2,752	735,307
Howmet Aerospace, Inc.	8,106	1,051,591
L3Harris Technologies, Inc.	3,756	786,168
Lockheed Martin Corp.	4,884	2,181,732
Northrop Grumman Corp.	2,868	1,468,445
RTX Corp.	27,880	3,692,985
TransDigm Group, Inc.	1,110	1,535,452
Total Aerospace & Defense		19,965,772
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	2,930	352,333
FedEx Corp.	4,706	1,147,229
United Parcel Service, Inc., Class B	15,768	1,734,322
Total Air Freight & Logistics		3,233,884
Automobiles — 1.6%
Ford Motor Co.	68,971	691,779
General Motors Co.	26,346	1,239,052
Tesla, Inc.*	64,040	16,596,607
Total Automobiles		18,527,438
Banks — 3.1%
Bank of America Corp.	155,324	6,481,671
Citigroup, Inc.	34,927	2,479,468
Citizens Financial Group, Inc.	9,576	392,329
Fifth Third Bancorp	14,009	549,153
First Citizens BancShares, Inc., Class A	281	521,008
Huntington Bancshares, Inc.	28,876	433,429
JPMorgan Chase & Co.	57,281	14,051,029
KeyCorp	22,058	352,707
M&T Bank Corp.	3,163	565,386
PNC Financial Services Group, Inc.	7,313	1,285,406
Regions Financial Corp.	21,878	475,409
Truist Financial Corp.	22,576	929,002
U.S. Bancorp	29,257	1,235,231
Wells Fargo & Co.	72,641	5,214,897
Total Banks		34,966,125
Beverages — 1.1%
Brown-Forman Corp., Class B	9,690	328,879
Coca-Cola Co.	82,552	5,912,374
Constellation Brands, Inc., Class A	3,641	668,196
Keurig Dr. Pepper, Inc.	25,476	871,789
Monster Beverage Corp.*	20,838	1,219,440
PepsiCo, Inc.	25,375	3,804,727
Total Beverages		12,805,405
Biotechnology — 1.7%
AbbVie, Inc.	35,007	7,334,667
Alnylam Pharmaceuticals, Inc.*	2,523	681,260
Amgen, Inc.	10,385	3,235,447
Biogen, Inc.*	3,162	432,688
Gilead Sciences, Inc.	26,162	2,931,452
Moderna, Inc.*(a)	7,270	206,104
Natera, Inc.*	890	125,855
Regeneron Pharmaceuticals, Inc.	2,143	1,359,155
United Therapeutics Corp.*	443	136,564
Vertex Pharmaceuticals, Inc.*	4,982	2,415,373
Total Biotechnology		18,858,565
Broadline Retail — 3.6%
Amazon.com, Inc.*	209,632	39,884,585
eBay, Inc.	9,777	662,196
Total Broadline Retail		40,546,781
Building Products — 0.3%
Builders FirstSource, Inc.*	2,381	297,482
Carlisle Cos., Inc.	1,019	346,969
Carrier Global Corp.	16,222	1,028,475
Johnson Controls International PLC	4,374	350,401
Lennox International, Inc.	691	387,533
Masco Corp.	4,203	292,277
Owens Corning	1,794	256,219
Trane Technologies PLC	1,418	477,753
Total Building Products		3,437,109
Capital Markets — 3.2%
Ameriprise Financial, Inc.	2,083	1,008,401
Ares Management Corp., Class A	3,573	523,837
Bank of New York Mellon Corp.	14,546	1,219,973
Blackrock, Inc.	3,072	2,907,587
Blackstone, Inc.	23,898	3,340,462
Carlyle Group, Inc.	8,920	388,823
Cboe Global Markets, Inc.	680	153,877
Charles Schwab Corp.	34,000	2,661,520
CME Group, Inc.	7,512	1,992,858
Coinbase Global, Inc., Class A*	4,581	788,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
FactSet Research Systems, Inc.	642	$291,879
Goldman Sachs Group, Inc.	6,512	3,557,440
Interactive Brokers Group, Inc., Class A	579	95,877
Intercontinental Exchange, Inc.	11,355	1,958,737
Jefferies Financial Group, Inc.	699	37,445
KKR & Co., Inc.	17,969	2,077,396
LPL Financial Holdings, Inc.	1,621	530,294
Moody's Corp.	3,329	1,550,282
Morgan Stanley	33,271	3,881,728
MSCI, Inc.	1,628	920,634
Nasdaq, Inc.	10,724	813,523
Northern Trust Corp.	4,464	440,374
Raymond James Financial, Inc.	4,092	568,420
Robinhood Markets, Inc., Class A*	4,763	198,236
S&P Global, Inc.	6,498	3,301,634
State Street Corp.	6,705	600,299
T Rowe Price Group, Inc.	4,497	413,139
Total Capital Markets		36,223,661
Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,364	1,287,031
CF Industries Holdings, Inc.	4,003	312,834
Corteva, Inc.	13,896	874,475
Dow, Inc.	15,860	553,831
DuPont de Nemours, Inc.	8,565	639,634
Ecolab, Inc.	5,576	1,413,627
International Flavors & Fragrances, Inc.	5,365	416,378
Linde PLC	3,381	1,574,329
LyondellBasell Industries NV, Class A	3,654	257,242
PPG Industries, Inc.	4,429	484,311
RPM International, Inc.	2,639	305,280
Sherwin-Williams Co.	5,014	1,750,839
Westlake Corp.	2,151	215,165
Total Chemicals		10,084,976
Commercial Services & Supplies — 0.6%
Cintas Corp.	8,090	1,662,738
Copart, Inc.*	19,212	1,087,207
Republic Services, Inc.	5,772	1,397,747
Rollins, Inc.	8,929	482,434
Veralto Corp.	4,765	464,349
Waste Connections, Inc.	1,531	298,836
Waste Management, Inc.	7,596	1,758,550
Total Commercial Services & Supplies		7,151,861
Communications Equipment — 0.8%
Arista Networks, Inc.*	25,317	1,961,561
Cisco Systems, Inc.	83,108	5,128,595
Motorola Solutions, Inc.	3,162	1,384,355
Ubiquiti, Inc.	437	135,531
Total Communications Equipment		8,610,042
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	231	74,458
EMCOR Group, Inc.	329	121,608
Quanta Services, Inc.	2,792	709,671
Total Construction & Engineering		905,737
Construction Materials — 0.2%
CRH PLC	4,418	388,651
Martin Marietta Materials, Inc.	1,249	597,184
Vulcan Materials Co.	2,975	694,068
Total Construction Materials		1,679,903
Consumer Finance — 0.6%
American Express Co.	14,341	3,858,446
Capital One Financial Corp.	8,136	1,458,785
Discover Financial Services	5,056	863,059
SoFi Technologies, Inc.*	6,903	80,282
Synchrony Financial	8,153	431,620
Total Consumer Finance		6,692,192
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	8,770	8,294,491
Dollar General Corp.	4,145	364,470
Kroger Co.	14,398	974,601
Sysco Corp.	10,859	814,859
Target Corp.	8,772	915,446
U.S. Foods Holding Corp.*	1,888	123,588
Walmart, Inc.	160,989	14,133,224
Total Consumer Staples Distribution & Retail		25,620,679
Containers & Packaging — 0.1%
Avery Dennison Corp.	1,600	284,752
Ball Corp.	4,887	254,466
International Paper Co.	7,285	388,655
Packaging Corp. of America	1,665	329,703
Smurfit WestRock PLC	3,631	163,613
Total Containers & Packaging		1,421,189
Distributors — 0.0%
Genuine Parts Co.	2,118	252,339
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	141,204	3,993,249
Verizon Communications, Inc.	82,891	3,759,936
Total Diversified Telecommunication Services		7,753,185
Electric Utilities — 1.3%
Alliant Energy Corp.	5,158	331,917
American Electric Power Co., Inc.	10,941	1,195,523
Constellation Energy Corp.	6,744	1,359,793
Duke Energy Corp.	14,810	1,806,376
Edison International	7,346	432,826
Entergy Corp.	8,326	711,790
Eversource Energy	6,679	414,833
Exelon Corp.	17,834	821,791
FirstEnergy Corp.	10,146	410,101
NextEra Energy, Inc.	39,519	2,801,502
NRG Energy, Inc.	1,524	145,481
PG&E Corp.	42,217	725,288
PPL Corp.(a)	15,107	545,514
Southern Co.	21,907	2,014,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
Xcel Energy, Inc.	10,409	$736,853
Total Electric Utilities		14,453,936
Electrical Equipment — 0.5%
AMETEK, Inc.	4,762	819,731
Eaton Corp. PLC	2,563	696,700
Emerson Electric Co.	11,957	1,310,966
GE Vernova, Inc.	5,418	1,654,007
Hubbell, Inc.	1,007	333,226
Rockwell Automation, Inc.	2,110	545,182
Vertiv Holdings Co., Class A	7,615	549,803
Total Electrical Equipment		5,909,615
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	22,670	1,486,925
CDW Corp.	2,201	352,732
Corning, Inc.	17,232	788,881
Keysight Technologies, Inc.*	3,375	505,474
Teledyne Technologies, Inc.*	1,220	607,206
Trimble, Inc.*	1,391	91,319
Zebra Technologies Corp., Class A*	1,264	357,156
Total Electronic Equipment, Instruments & Components		4,189,693
Energy Equipment & Services — 0.2%
Baker Hughes Co.	19,951	876,846
Halliburton Co.	16,795	426,089
Schlumberger NV	11,382	475,768
Total Energy Equipment & Services		1,778,703
Entertainment — 1.4%
Electronic Arts, Inc.	4,905	708,871
Liberty Media Corp.-Liberty Formula One, Class C*	5,420	487,854
Live Nation Entertainment, Inc.*	6,172	805,940
Netflix, Inc.*	9,028	8,418,881
ROBLOX Corp., Class A*	11,738	684,208
Take-Two Interactive Software, Inc.*	3,905	809,311
Walt Disney Co.	36,195	3,572,446
Warner Bros Discovery, Inc.*	41,212	442,205
Total Entertainment		15,929,716
Financial Services — 5.1%
Affirm Holdings, Inc.*	1,797	81,207
Apollo Global Management, Inc.	16,184	2,216,237
Berkshire Hathaway, Inc., Class B*	43,540	23,188,533
Block, Inc.*	11,546	627,294
Corebridge Financial, Inc.	12,649	399,329
Corpay, Inc.*	1,605	559,696
Fidelity National Information Services, Inc.	11,047	824,990
Fiserv, Inc.*	11,986	2,646,868
Global Payments, Inc.	4,649	455,230
Mastercard, Inc., Class A	19,562	10,722,324
PayPal Holdings, Inc.*	19,720	1,286,730
Toast, Inc., Class A*	3,272	108,532
Visa, Inc., Class A	42,305	14,826,210
Total Financial Services		57,943,180
Food Products — 0.5%
Archer-Daniels-Midland Co.	10,420	500,264
General Mills, Inc.	10,729	641,487
Hershey Co.	3,555	608,012
Hormel Foods Corp.	12,277	379,850
Kellanova	6,671	550,291
Kraft Heinz Co.	23,923	727,977
McCormick & Co., Inc., Non-Voting Shares	4,962	408,422
Mondelez International, Inc., Class A	25,427	1,725,222
Tyson Foods, Inc., Class A	6,080	387,965
Total Food Products		5,929,490
Gas Utilities — 0.0%
Atmos Energy Corp.	2,743	424,013
Ground Transportation — 0.8%
CSX Corp.	36,603	1,077,226
JB Hunt Transport Services, Inc.	2,101	310,843
Norfolk Southern Corp.	4,275	1,012,534
Old Dominion Freight Line, Inc.	4,031	666,929
Uber Technologies, Inc.*	39,168	2,853,780
Union Pacific Corp.	11,404	2,694,081
XPO, Inc.*	867	93,272
Total Ground Transportation		8,708,665
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	33,247	4,410,215
Align Technology, Inc.*	1,432	227,488
Baxter International, Inc.	8,491	290,647
Becton Dickinson & Co.	5,458	1,250,209
Boston Scientific Corp.*	29,574	2,983,425
Cooper Cos., Inc.*	4,332	365,404
Dexcom, Inc.*	7,372	503,434
Edwards Lifesciences Corp.*	11,785	854,177
GE HealthCare Technologies, Inc.	8,709	702,903
Hologic, Inc.*	6,090	376,179
IDEXX Laboratories, Inc.*	1,287	540,476
Insulet Corp.*	1,580	414,924
Intuitive Surgical, Inc.*	7,027	3,480,262
Medtronic PLC	9,638	866,071
ResMed, Inc.	2,744	614,244
STERIS PLC	973	220,530
Stryker Corp.	7,903	2,941,892
Zimmer Biomet Holdings, Inc.	4,477	506,707
Total Health Care Equipment & Supplies		21,549,187
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	5,078	699,596
Cencora, Inc.	3,931	1,093,172
Centene Corp.*	8,699	528,116
Cigna Group	5,820	1,914,780
CVS Health Corp.	24,766	1,677,897
Elevance Health, Inc.	4,102	1,784,206
HCA Healthcare, Inc.	4,943	1,708,054
Humana, Inc.	2,276	602,230
Labcorp Holdings, Inc.	2,096	487,823
McKesson Corp.	2,677	1,801,594
Molina Healthcare, Inc.*	1,034	340,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
Quest Diagnostics, Inc.	2,371	$401,173
UnitedHealth Group, Inc.	18,750	9,820,312
Total Health Care Providers & Services		22,859,542
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,327	307,781
Ventas, Inc.	7,921	544,648
Welltower, Inc.	11,515	1,764,213
Total Health Care REITs		2,616,642
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	3,122	723,149
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A*	11,343	1,355,035
Booking Holdings, Inc.	678	3,123,485
Carnival Corp.*	6,399	124,972
Chipotle Mexican Grill, Inc.*	27,411	1,376,306
Darden Restaurants, Inc.	3,609	749,806
Domino's Pizza, Inc.	596	273,832
DoorDash, Inc., Class A*	7,402	1,352,864
DraftKings, Inc., Class A*	12,052	400,247
Expedia Group, Inc.	2,663	447,650
Hilton Worldwide Holdings, Inc.	5,316	1,209,656
Las Vegas Sands Corp.	13,823	533,983
Marriott International, Inc., Class A	5,996	1,428,247
McDonald's Corp.	14,363	4,486,570
Royal Caribbean Cruises Ltd.	1,329	273,030
Starbucks Corp.	22,575	2,214,382
Yum! Brands, Inc.	5,344	840,932
Total Hotels, Restaurants & Leisure		20,190,997
Household Durables — 0.2%
DR Horton, Inc.	5,856	744,473
Garmin Ltd.	1,293	280,749
Lennar Corp., Class A	5,184	595,020
NVR, Inc.*	59	427,419
PulteGroup, Inc.	4,348	446,974
Toll Brothers, Inc.	1,056	111,503
Total Household Durables		2,606,138
Household Products — 1.0%
Church & Dwight Co., Inc.	4,901	539,551
Clorox Co.	2,549	375,340
Colgate-Palmolive Co.	15,900	1,489,830
Kimberly-Clark Corp.	6,507	925,426
Procter & Gamble Co.	48,234	8,220,038
Total Household Products		11,550,185
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	7,194	844,863
Industrial Conglomerates — 0.4%
3M Co.	10,270	1,508,252
Honeywell International, Inc.	12,668	2,682,449
Total Industrial Conglomerates		4,190,701
Industrial REITs — 0.2%
Prologis, Inc.	16,308	1,823,071
Insurance — 1.9%
Aflac, Inc.	11,462	1,274,460
Allstate Corp.	5,245	1,086,082
American International Group, Inc.	14,137	1,229,071
Aon PLC, Class A	1,599	638,145
Arch Capital Group Ltd.	2,811	270,362
Arthur J Gallagher & Co.	4,386	1,514,223
Brown & Brown, Inc.	5,918	736,199
Chubb Ltd.	2,822	852,216
Cincinnati Financial Corp.	3,263	482,010
Erie Indemnity Co., Class A	898	376,307
Everest Group Ltd.	396	143,879
Fidelity National Financial, Inc.	4,820	313,685
Hartford Insurance Group, Inc.	5,994	741,637
Loews Corp.	4,848	445,580
Markel Group, Inc.*	308	575,840
Marsh & McLennan Cos., Inc.	9,665	2,358,550
MetLife, Inc.	16,382	1,315,311
Principal Financial Group, Inc.	4,613	389,199
Progressive Corp.	11,602	3,283,482
Prudential Financial, Inc.	7,204	804,543
Travelers Cos., Inc.	4,486	1,186,367
Willis Towers Watson PLC	741	250,421
WR Berkley Corp.	7,621	542,310
Total Insurance		20,809,879
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	254,638	39,377,221
Meta Platforms, Inc., Class A	52,570	30,299,245
Pinterest, Inc., Class A*	12,350	382,850
Snap, Inc., Class A*	35,865	312,384
Total Interactive Media & Services		70,371,700
IT Services — 0.8%
Cloudflare, Inc., Class A*	5,976	673,435
Cognizant Technology Solutions Corp., Class A	10,208	780,912
Gartner, Inc.*	1,563	656,054
GoDaddy, Inc., Class A*	2,461	443,325
International Business Machines Corp.	18,428	4,582,306
MongoDB, Inc.*	1,288	225,915
Snowflake, Inc., Class A*	6,485	947,848
Twilio, Inc., Class A*	5,078	497,187
VeriSign, Inc.*	1,405	356,687
Total IT Services		9,163,669
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	5,615	656,843
Danaher Corp.	13,978	2,865,490
Illumina, Inc.*	2,808	222,787
IQVIA Holdings, Inc.*	3,337	588,313
Mettler-Toledo International, Inc.*	420	495,982
Thermo Fisher Scientific, Inc.	7,381	3,672,785
Waters Corp.*	1,198	441,547
West Pharmaceutical Services, Inc.	1,399	313,208
Total Life Sciences Tools & Services		9,256,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
Machinery — 1.4%
Caterpillar, Inc.	9,978	$3,290,744
Cummins, Inc.	2,742	859,453
Deere & Co.	5,889	2,764,002
Dover Corp.	2,582	453,606
Fortive Corp.	8,297	607,174
IDEX Corp.	1,496	270,731
Illinois Tool Works, Inc.	6,108	1,514,845
Ingersoll Rand, Inc.	8,186	655,126
Otis Worldwide Corp.	7,984	823,949
PACCAR, Inc.	11,040	1,074,965
Parker-Hannifin Corp.	2,671	1,623,567
Pentair PLC	1,206	105,501
Snap-on, Inc.	982	330,944
Westinghouse Air Brake Technologies Corp.	3,618	656,124
Xylem, Inc.	4,974	594,194
Total Machinery		15,624,925
Media — 0.5%
Charter Communications, Inc., Class A*(a)	3,078	1,134,336
Comcast Corp., Class A	83,678	3,087,718
Fox Corp., Class A	10,650	602,790
News Corp., Class A	12,123	329,988
Omnicom Group, Inc.	3,867	320,613
Trade Desk, Inc., Class A*	10,581	578,992
Total Media		6,054,437
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	28,268	1,070,226
Newmont Corp.	22,545	1,088,473
Nucor Corp.	4,530	545,140
Reliance, Inc.	1,200	346,500
Steel Dynamics, Inc.	3,437	429,900
Total Metals & Mining		3,480,239
Multi-Utilities — 0.6%
Ameren Corp.	6,990	701,796
CenterPoint Energy, Inc.	15,521	562,326
CMS Energy Corp.	5,986	449,608
Consolidated Edison, Inc.	6,778	749,579
Dominion Energy, Inc.	15,955	894,597
DTE Energy Co.	3,462	478,691
NiSource, Inc.	1,889	75,730
Public Service Enterprise Group, Inc.	9,505	782,262
Sempra	13,848	988,193
WEC Energy Group, Inc.	7,982	869,878
Total Multi-Utilities		6,552,660
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	1,664	385,050
Chevron Corp.	35,753	5,981,119
ConocoPhillips	26,348	2,767,067
Coterra Energy, Inc.	16,814	485,925
Devon Energy Corp.	11,119	415,851
Diamondback Energy, Inc.	3,767	602,268
EOG Resources, Inc.	11,545	1,480,531
EQT Corp.	8,352	446,247
Expand Energy Corp.	1,988	221,304
Exxon Mobil Corp.	89,716	10,669,924
Hess Corp.	5,991	956,942
Kinder Morgan, Inc.	44,158	1,259,828
Marathon Petroleum Corp.	7,922	1,154,156
Occidental Petroleum Corp.	16,459	812,416
ONEOK, Inc.	12,219	1,212,369
Phillips 66	8,810	1,087,859
Targa Resources Corp.	4,658	933,789
Texas Pacific Land Corp.	487	645,270
Valero Energy Corp.	6,813	899,793
Williams Cos., Inc.	25,279	1,510,673
Total Oil, Gas & Consumable Fuels		33,928,381
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	15,981	696,772
Southwest Airlines Co.	6,986	234,590
United Airlines Holdings, Inc.*	7,067	487,976
Total Passenger Airlines		1,419,338
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	6,227	410,982
Kenvue, Inc.	39,724	952,582
Total Personal Care Products		1,363,564
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	40,200	2,451,798
Eli Lilly & Co.	19,452	16,065,601
Johnson & Johnson	44,757	7,422,501
Merck & Co., Inc.	47,852	4,295,196
Pfizer, Inc.	114,728	2,907,207
Zoetis, Inc.	8,515	1,401,995
Total Pharmaceuticals		34,544,298
Professional Services — 0.7%
Automatic Data Processing, Inc.	8,585	2,622,975
Booz Allen Hamilton Holding Corp.	2,700	282,366
Broadridge Financial Solutions, Inc.	2,202	533,897
Equifax, Inc.	2,301	560,432
Jacobs Solutions, Inc.	2,465	297,994
Leidos Holdings, Inc.	2,793	376,887
Paychex, Inc.	8,047	1,241,491
SS&C Technologies Holdings, Inc.	5,458	455,907
TransUnion	1,499	124,402
Verisk Analytics, Inc.	2,955	879,467
Total Professional Services		7,375,818
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,290	822,606
CoStar Group, Inc.*	7,233	573,071
Zillow Group, Inc., Class C*	1,559	106,885
Total Real Estate Management & Development		1,502,562
Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,605	559,085
Equity Residential	6,751	483,237
Essex Property Trust, Inc.	1,272	389,957
Invitation Homes, Inc.	9,937	346,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
Mid-America Apartment Communities, Inc.	2,214	$371,022
Total Residential REITs		2,149,605
Retail REITs — 0.2%
Kimco Realty Corp.	18,531	393,599
Realty Income Corp.	11,423	662,648
Simon Property Group, Inc.	6,950	1,154,256
Total Retail REITs		2,210,503
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.*	34,394	3,533,640
Analog Devices, Inc.	9,885	1,993,508
Applied Materials, Inc.	16,361	2,374,308
Broadcom, Inc.	93,351	15,629,758
First Solar, Inc.*	2,011	254,251
Intel Corp.	88,355	2,006,542
KLA Corp.	2,677	1,819,825
Lam Research Corp.	25,813	1,876,605
Marvell Technology, Inc.	19,945	1,228,014
Microchip Technology, Inc.	9,200	445,372
Micron Technology, Inc.	22,052	1,916,098
Monolithic Power Systems, Inc.	897	520,242
NVIDIA Corp.	514,521	55,763,786
ON Semiconductor Corp.*	7,964	324,055
Qualcomm, Inc.	21,216	3,258,990
Teradyne, Inc.	2,659	219,633
Texas Instruments, Inc.	17,289	3,106,833
Total Semiconductors & Semiconductor Equipment		96,271,460
Software — 9.3%
Adobe, Inc.*	8,955	3,434,511
ANSYS, Inc.*	1,434	453,947
AppLovin Corp., Class A*	7,767	2,058,022
Atlassian Corp., Class A*	5,064	1,074,631
Autodesk, Inc.*	4,226	1,106,367
Cadence Design Systems, Inc.*	5,566	1,415,601
Crowdstrike Holdings, Inc., Class A*	4,980	1,755,848
Datadog, Inc., Class A*	6,261	621,154
Docusign, Inc.*	759	61,783
Dynatrace, Inc.*	7,028	331,370
Fair Isaac Corp.*	465	857,534
Fortinet, Inc.*	15,065	1,450,157
Gen Digital, Inc.	12,529	332,520
Guidewire Software, Inc.*	455	85,249
HubSpot, Inc.*	1,064	607,853
Intuit, Inc.	5,518	3,387,997
Manhattan Associates, Inc.*	1,067	184,634
Microsoft Corp.	151,318	56,803,264
MicroStrategy, Inc., Class A*	1,327	382,534
Nutanix, Inc., Class A*	1,624	113,372
Oracle Corp.	54,706	7,648,446
Palantir Technologies, Inc., Class A*	49,011	4,136,528
Palo Alto Networks, Inc.*	12,863	2,194,942
PTC, Inc.*	2,253	349,102
Roper Technologies, Inc.	1,982	1,168,548
Salesforce, Inc.	19,854	5,328,019
ServiceNow, Inc.*	4,130	3,288,058
Synopsys, Inc.*	3,030	1,299,416
Tyler Technologies, Inc.*	806	468,600
Workday, Inc., Class A*	4,759	1,111,369
Zoom Communications, Inc., Class A*	6,990	515,652
Zscaler, Inc.*	2,857	566,886
Total Software		104,593,914
Specialized REITs — 0.8%
American Tower Corp.	8,990	1,956,224
Crown Castle, Inc.	8,456	881,369
Digital Realty Trust, Inc.	6,514	933,391
Equinix, Inc.	1,912	1,558,949
Extra Space Storage, Inc.	3,765	559,065
Iron Mountain, Inc.	6,152	529,318
Public Storage	3,146	941,566
SBA Communications Corp.	2,075	456,521
VICI Properties, Inc.	17,741	578,712
Weyerhaeuser Co.	13,518	395,807
Total Specialized REITs		8,790,922
Specialty Retail — 1.6%
AutoZone, Inc.*	329	1,254,405
Best Buy Co., Inc.	3,785	278,614
Burlington Stores, Inc.*	335	79,841
Carvana Co.*	955	199,671
Home Depot, Inc.	19,634	7,195,665
Lowe's Cos., Inc.	11,471	2,675,381
O'Reilly Automotive, Inc.*	1,167	1,671,821
Ross Stores, Inc.	6,809	870,122
TJX Cos., Inc.	23,284	2,835,991
Tractor Supply Co.	10,621	585,217
Ulta Beauty, Inc.*	901	330,252
Williams-Sonoma, Inc.	2,269	358,729
Total Specialty Retail		18,335,709
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	305,581	67,878,707
Dell Technologies, Inc., Class C	15,504	1,413,190
Hewlett Packard Enterprise Co.	29,068	448,519
HP, Inc.	20,184	558,895
NetApp, Inc.	3,621	318,069
Pure Storage, Inc., Class A*	1,583	70,079
Sandisk Corp.*	2,283	108,694
Seagate Technology Holdings PLC	924	78,494
Super Micro Computer, Inc.*	10,381	355,445
Western Digital Corp.*	6,851	276,986
Total Technology Hardware, Storage & Peripherals		71,507,078
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	2,782	311,055
Lululemon Athletica, Inc.*	671	189,933
NIKE, Inc., Class B	28,791	1,827,653
Total Textiles, Apparel & Luxury Goods		2,328,641
Tobacco — 0.6%
Altria Group, Inc.	35,455	2,128,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2025

Investments	Shares	Value
Philip Morris International, Inc.	31,079	$4,933,170
Total Tobacco		7,061,179
Trading Companies & Distributors — 0.3%
Fastenal Co.	11,023	854,834
Ferguson Enterprises, Inc.	1,258	201,569
United Rentals, Inc.	1,292	809,697
Watsco, Inc.	698	354,793
WW Grainger, Inc.	917	905,840
Total Trading Companies & Distributors		3,126,733
Water Utilities — 0.1%
American Water Works Co., Inc.	3,804	561,166
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	23,589	6,291,422
Total United States		1,007,635,086
TOTAL COMMON STOCKS (COST: $749,155,972)		1,011,282,718
MUTUAL FUND — 8.6%
United States — 8.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $96,693,008)	96,693,008	$96,693,008
TOTAL INVESTMENTS IN SECURITIES — 98.4% (Cost: $845,848,980)		1,107,975,726
Other Assets less Liabilities — 1.6%		18,502,047
NET ASSETS — 100.0%		$1,126,477,773

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,619,022 and the total market value of the collateral held by the Fund was $2,689,112, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	690	6/30/25	$142,948,594	$679,048
5 Year U.S. Treasury Note	1,326	6/30/25	143,415,188	1,646,330
10 Year U.S. Treasury Note	1,287	6/18/25	143,138,531	1,947,326
U.S. Treasury Long Bond	1,208	6/18/25	141,675,750	1,485,129
Ultra 10 Year U.S. Treasury Note	1,248	6/18/25	142,428,000	1,963,757
			$713,606,063	$7,721,590

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,011,282,718	$–	$–	$1,011,282,718
Mutual Fund	–	96,693,008	–	96,693,008
Total Investments in Securities	$1,011,282,718	$96,693,008	$–	$1,107,975,726
Financial Derivative Instruments
Futures Contracts[1]	$7,721,590	$–	$–	$7,721,590
Total - Net	$1,019,004,308	$96,693,008	$–	$1,115,697,316

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Canada — 2.1%
Electronic Equipment, Instruments & Components — 1.0%
Celestica, Inc.*	21,376	$1,684,642
Software — 1.1%
Kinaxis, Inc.*	15,858	1,748,154
Total Canada		3,432,796
China — 0.6%
Semiconductors & Semiconductor Equipment — 0.6%
NXP Semiconductors NV	5,069	963,414
Israel — 1.5%
Automobile Components — 0.4%
Mobileye Global, Inc., Class A*(a)	39,667	571,007
Software — 1.1%
JFrog Ltd.*	58,545	1,873,440
Total Israel		2,444,447
Japan — 0.8%
Machinery — 0.8%
FANUC Corp.	51,615	1,401,343
Netherlands — 1.7%
Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV, Registered Shares	4,250	2,816,178
Norway — 0.9%
Software — 0.9%
Opera Ltd., ADR	99,677	1,588,851
Singapore — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
STMicroelectronics NV	32,996	712,846
South Korea — 6.0%
Automobiles — 2.1%
Hyundai Motor Co.	25,844	3,461,078
Semiconductors & Semiconductor Equipment — 2.3%
SK Hynix, Inc.	29,094	3,767,895
Technology Hardware, Storage & Peripherals — 1.6%
Samsung Electronics Co. Ltd.	69,921	2,744,607
Total South Korea		9,973,580
Taiwan — 5.7%
Semiconductors & Semiconductor Equipment — 5.7%
Alchip Technologies Ltd.	21,300	1,757,759
Faraday Technology Corp.	211,200	1,351,706
MediaTek, Inc.	48,000	2,009,487
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,967	4,310,522
Total Taiwan		9,429,474
United States — 80.2%
Aerospace & Defense — 1.6%
AeroVironment, Inc.*	10,634	1,267,466
Lockheed Martin Corp.	2,957	1,320,922
Total Aerospace & Defense		2,588,388
Automobiles — 2.2%
Tesla, Inc.*	14,416	3,736,051
Biotechnology — 0.4%
Recursion Pharmaceuticals, Inc., Class A*(a)	140,266	742,007
Broadline Retail — 2.1%
Amazon.com, Inc.*	18,439	3,508,204
Communications Equipment — 0.8%
Arista Networks, Inc.*	16,922	1,311,117
Entertainment — 2.2%
ROBLOX Corp., Class A*	62,053	3,617,069
Health Care Equipment & Supplies — 1.9%
Intuitive Surgical, Inc.*	6,309	3,124,658
Health Care Technology — 0.8%
Schrodinger, Inc.*(a)	37,538	741,000
Simulations Plus, Inc.(a)	26,131	640,732
Total Health Care Technology		1,381,732
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	25,232	3,901,876
Meta Platforms, Inc., Class A	9,135	5,265,049
Total Interactive Media & Services		9,166,925
IT Services — 6.8%
Cloudflare, Inc., Class A*	27,514	3,100,553
DigitalOcean Holdings, Inc.*	84,023	2,805,528
MongoDB, Inc.*	5,141	901,732
Okta, Inc.*	25,415	2,674,166
Snowflake, Inc., Class A*	12,445	1,818,961
Total IT Services		11,300,940
Machinery — 1.4%
Deere & Co.	3,617	1,697,639
Symbotic, Inc.*(a)	30,092	608,159
Total Machinery		2,305,798
Semiconductors & Semiconductor Equipment — 22.2%
Advanced Micro Devices, Inc.*	24,893	2,557,507
Ambarella, Inc.*	37,455	1,885,110
Analog Devices, Inc.	6,395	1,289,680
ARM Holdings PLC, ADR*(a)	35,617	3,803,539
Astera Labs, Inc.*	19,286	1,150,796
Broadcom, Inc.	27,820	4,657,903
Credo Technology Group Holding Ltd.*	38,837	1,559,694
GLOBALFOUNDRIES, Inc.*(a)	27,852	1,028,017
Intel Corp.	136,474	3,099,325
Lattice Semiconductor Corp.*	17,403	912,787
Marvell Technology, Inc.	49,484	3,046,730
Microchip Technology, Inc.	14,386	696,426
Micron Technology, Inc.	29,270	2,543,270
NVIDIA Corp.	36,752	3,983,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2025

Investments	Shares	Value
Qualcomm, Inc.	18,436	$2,831,954
Teradyne, Inc.	22,884	1,890,218
Total Semiconductors & Semiconductor Equipment		36,936,138
Software — 26.2%
Adobe, Inc.*	2,709	1,038,983
Atlassian Corp., Class A*	8,588	1,822,460
Cadence Design Systems, Inc.*	11,462	2,915,130
Crowdstrike Holdings, Inc., Class A*	7,600	2,679,608
Datadog, Inc., Class A*	19,054	1,890,347
Dynatrace, Inc.*	41,570	1,960,026
Elastic NV*	25,755	2,294,771
Gitlab, Inc., Class A*	32,135	1,510,345
Microsoft Corp.	9,073	3,405,914
Palantir Technologies, Inc., Class A*	69,093	5,831,449
Pegasystems, Inc.	21,204	1,474,102
PROS Holdings, Inc.*	48,843	929,482
PTC, Inc.*	10,034	1,554,768
Salesforce, Inc.	5,839	1,566,954
Samsara, Inc., Class A*	62,154	2,382,363
SentinelOne, Inc., Class A*	93,668	1,702,884
ServiceNow, Inc.*	2,995	2,384,439
Synopsys, Inc.*	5,816	2,494,192
Unity Software, Inc.*	44,649	874,674
Zscaler, Inc.*	14,320	2,841,374
Total Software		43,554,265
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	21,186	4,706,046
Dell Technologies, Inc., Class C	12,313	1,122,330
Hewlett Packard Enterprise Co.	94,887	1,464,106
HP, Inc.	51,443	1,424,457
IonQ, Inc.*(a)	68,936	1,521,418
Total Technology Hardware, Storage & Peripherals		10,238,357
Total United States		133,511,649
TOTAL COMMON STOCKS (COST: $172,032,939)		166,274,578
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $64,987)	64,987	64,987
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.4%
United States — 4.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $7,389,462)	7,389,462	7,389,462
TOTAL INVESTMENTS IN SECURITIES — 104.3% (Cost: $179,487,388)		173,729,027
Other Liabilities less Assets — (4.3)%		(7,216,816)
NET ASSETS — 100.0%		$166,512,211

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,790,234 and the total market value of the collateral held by the Fund was $8,153,428. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $763,966.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$166,274,578	$–	$–	$166,274,578
Mutual Fund	–	64,987	–	64,987
Investment of Cash Collateral for Securities Loaned	–	7,389,462	–	7,389,462
Total Investments in Securities	$166,274,578	$7,454,449	$–	$173,729,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
Australia — 1.3%
Metals & Mining — 1.3%
IGO Ltd.	4,471	$11,033
Pilbara Minerals Ltd.*	21,054	22,107
Total Australia		33,140
Belgium — 1.7%
Chemicals — 1.7%
Umicore SA	4,233	43,667
Canada — 1.0%
Electrical Equipment — 1.0%
Ballard Power Systems, Inc.*	24,040	26,444
Chile — 1.8%
Chemicals — 1.8%
Sociedad Quimica y Minera de Chile SA, ADR(a)	1,146	45,531
China — 22.2%
Automobiles — 0.2%
BYD Co. Ltd., Class A	100	5,160
Chemicals — 6.1%
Do-Fluoride New Materials Co. Ltd., Class A	5,780	9,466
Ganfeng Lithium Group Co. Ltd., Class A	3,900	18,158
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,300	13,597
Ningbo Shanshan Co. Ltd., Class A	7,700	7,503
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,505	13,911
Shenzhen Capchem Technology Co. Ltd., Class A	2,540	11,610
Shenzhen Dynanonic Co. Ltd., Class A*	2,880	12,414
Sichuan Yahua Industrial Group Co. Ltd., Class A	12,200	20,401
Tianqi Lithium Corp., Class A	3,800	15,857
Wanhua Chemical Group Co. Ltd., Class A	100	925
Xiangtan Electrochemical Scientific Co. Ltd., Class A	9,900	14,347
Zangge Mining Co. Ltd., Class A	2,900	14,305
Zhejiang Yongtai Technology Co. Ltd., Class A*	3,900	5,507
Total Chemicals		158,001
Electrical Equipment — 12.2%
Beijing Easpring Material Technology Co. Ltd., Class A	800	4,572
Beijing Sifang Automation Co. Ltd., Class A	900	2,106
Camel Group Co. Ltd., Class A	23,500	27,491
CNGR Advanced Material Co. Ltd., Class A	6,080	29,438
Contemporary Amperex Technology Co. Ltd., Class A	240	8,355
Eve Energy Co. Ltd., Class A	1,400	9,077
Fangda Carbon New Material Co. Ltd., Class A	17,900	12,219
Farasis Energy Gan Zhou Co. Ltd., Class A*	5,178	10,283
GEM Co. Ltd., Class A	38,400	34,458
Gotion High-tech Co. Ltd., Class A	2,000	5,995
Guangzhou Zhiguang Electric Co. Ltd., Class A	2,600	2,079
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,700	23,445
Minmetals New Energy Materials (Hunan) Co. Ltd.*	47,814	33,035
Qingdao TGOOD Electric Co. Ltd., Class A	10,400	34,681
Shenzhen Clou Electronics Co. Ltd., Class A*	15,500	9,280
Sungrow Power Supply Co. Ltd., Class A	1,320	12,610
Sunwoda Electronic Co. Ltd., Class A	2,900	8,845
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,900	13,598
Zhejiang Narada Power Source Co. Ltd., Class A	15,400	36,053
Total Electrical Equipment		317,620
Electronic Equipment, Instruments & Components — 0.1%
Shenzhen Deren Electronic Co. Ltd., Class A*	3,200	2,444
Energy Equipment & Services — 0.5%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,600	14,487
Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A	10,300	11,497
Metals & Mining — 2.7%
Nanjing Hanrui Cobalt Co. Ltd., Class A	3,200	15,930
Tibet Mineral Development Co. Ltd., Class A	5,500	16,002
Xiamen Tungsten Co. Ltd., Class A	7,800	20,740
Youngy Co. Ltd., Class A	4,100	16,934
Total Metals & Mining		69,606
Total China		578,815
Finland — 1.1%
Machinery — 1.1%
Wartsila OYJ Abp	1,624	28,761
France — 3.9%
Aerospace & Defense — 1.9%
Airbus SE	288	50,640
Automobile Components — 1.2%
Valeo SE	3,281	30,423
Automobiles — 0.5%
Renault SA	235	11,817
Metals & Mining — 0.3%
Eramet SA(a)	163	8,768
Total France		101,648
Germany — 11.2%
Automobiles — 4.3%
Bayerische Motoren Werke AG	1,265	100,680
Mercedes-Benz Group AG	203	11,883
Total Automobiles		112,563
Industrial Conglomerates — 1.5%
Siemens AG, Registered Shares	167	38,225

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2025

Investments	Shares	Value
Metals & Mining — 2.3%
Aurubis AG	648	$60,932
Multi-Utilities — 2.1%
E.ON SE	3,578	53,955
Semiconductors & Semiconductor Equipment — 1.0%
Infineon Technologies AG	427	14,020
SMA Solar Technology AG(a)	699	11,356
Total Semiconductors & Semiconductor Equipment		25,376
Total Germany		291,051
Indonesia — 1.3%
Metals & Mining — 1.3%
Aneka Tambang Tbk. PT	105,000	10,367
Nickel Industries Ltd.	25,539	9,469
Vale Indonesia Tbk. PT*	109,400	14,996
Total Indonesia		34,832
Japan — 12.3%
Automobile Components — 0.2%
Denso Corp.	500	6,165
Automobiles — 1.7%
Honda Motor Co. Ltd., ADR	413	11,205
Nissan Motor Co. Ltd.	8,700	22,032
Toyota Motor Corp.	700	12,245
Total Automobiles		45,482
Building Products — 0.3%
Central Glass Co. Ltd.	400	8,680
Chemicals — 2.2%
Ise Chemicals Corp.(a)	130	19,542
Kureha Corp.	500	9,222
Tokai Carbon Co. Ltd.	4,300	27,352
Total Chemicals		56,116
Electrical Equipment — 1.6%
GS Yuasa Corp.	800	12,746
Nippon Carbon Co. Ltd.	300	8,366
Toyo Tanso Co. Ltd.	800	20,944
Total Electrical Equipment		42,056
Electronic Equipment, Instruments & Components — 1.4%
TDK Corp.	3,500	36,184
Household Durables — 0.4%
Panasonic Holdings Corp.	800	9,477
Machinery — 2.9%
Mitsubishi Heavy Industries Ltd.	4,400	74,324
Trading Companies & Distributors — 1.6%
Mitsui & Co. Ltd.	2,200	41,186
Total Japan		319,670
Jersey — 0.6%
Automobile Components — 0.6%
Aptiv PLC*	283	16,839
Netherlands — 1.2%
Electrical Equipment — 1.2%
Alfen NV*(a)(b)	2,327	31,207
Norway — 2.4%
Aerospace & Defense — 2.4%
Kongsberg Gruppen ASA	432	62,947
Russia — 0.0%
Metals & Mining — 0.0%
GMK Norilskiy Nickel PAO*^	3,400	0
MMC Norilsk Nickel PJSC, ADR*^	2	0
Total Russia		0
South Korea — 3.1%
Automobiles — 0.4%
Hyundai Motor Co.	79	10,580
Chemicals — 1.0%
LG Chem Ltd.	101	16,805
Soulbrain Co. Ltd.	81	10,374
Total Chemicals		27,179
Electrical Equipment — 1.4%
Doosan Fuel Cell Co. Ltd.*	1,097	10,363
HD Hyundai Electric Co. Ltd.	33	6,544
LG Energy Solution Ltd.*	80	18,173
Total Electrical Equipment		35,080
Metals & Mining — 0.3%
POSCO Holdings, Inc.	44	8,322
Total South Korea		81,161
Sweden — 0.8%
Machinery — 0.8%
Volvo AB, Class B	734	21,424
Switzerland — 0.8%
Electronic Equipment, Instruments & Components — 0.8%
Landis & Gyr Group AG	107	6,313
TE Connectivity PLC	98	13,849
Total Switzerland		20,162
Taiwan — 1.3%
Electrical Equipment — 0.2%
Phihong Technology Co. Ltd.*	8,000	6,409
Electronic Equipment, Instruments & Components — 1.1%
Lotes Co. Ltd.	120	4,970
Simplo Technology Co. Ltd.	2,000	22,468
Total Electronic Equipment, Instruments & Components		27,438
Total Taiwan		33,847
United Kingdom — 4.8%
Aerospace & Defense — 4.8%
Rolls-Royce Holdings PLC*	12,818	123,921

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2025

Investments	Shares	Value
United States — 26.9%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	18	$8,041
TransDigm Group, Inc.	9	12,449
Total Aerospace & Defense		20,490
Automobiles — 1.8%
Ford Motor Co.	1,042	10,451
General Motors Co.	182	8,559
Tesla, Inc.*	103	26,694
Total Automobiles		45,704
Building Products — 1.4%
Johnson Controls International PLC	461	36,931
Electrical Equipment — 12.4%
Bloom Energy Corp., Class A*(a)	8,980	176,547
ChargePoint Holdings, Inc.*(a)	77,693	47,004
EnerSys	996	91,214
Schneider Electric SE	32	7,285
Total Electrical Equipment		322,050
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	116	7,608
Industrial Conglomerates — 0.3%
3M Co.	59	8,665
Machinery — 0.6%
Caterpillar, Inc.	45	14,841
Oil, Gas & Consumable Fuels — 3.4%
BP PLC	8,020	45,144
Shell PLC	1,169	42,626
Total Oil, Gas & Consumable Fuels		87,770
Passenger Airlines — 4.3%
Joby Aviation, Inc.*	18,752	112,887
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	37	7,462
Microchip Technology, Inc.	174	8,423
Qualcomm, Inc.	133	20,430
Texas Instruments, Inc.	31	5,571
Total Semiconductors & Semiconductor Equipment		41,886
Total United States		698,832
TOTAL COMMON STOCKS (COST: $2,742,113)		2,593,899
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c)
(Cost: $1,137)	1,137	1,137
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.8%
United States — 3.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $98,219)	98,219	98,219
TOTAL INVESTMENTS IN SECURITIES — 103.5% (Cost: $2,841,469)		2,693,255
Other Liabilities less Assets — (3.5)%		(90,378)
NET ASSETS — 100.0%		$2,602,877

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $282,031 and the total market value of the collateral held by the Fund was $300,474. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $202,255.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	2,593,899	–	–		2,593,899
Mutual Fund	–	1,137	–		1,137
Investment of Cash Collateral for Securities Loaned	–	98,219	–		98,219
Total Investments in Securities	$2,593,899	$99,356	$0		$2,693,255

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 0.8%
Chemicals — 0.8%
Nufarm Ltd.	5,777	$14,220
Austria — 0.7%
Chemicals — 0.7%
Lenzing AG*	475	13,879
Belgium — 1.7%
Chemicals — 1.7%
Solvay SA	236	8,362
Syensqo SA	347	23,528
Total Belgium		31,890
Canada — 1.0%
Chemicals — 1.0%
Nutrien Ltd.	395	19,620
Denmark — 4.2%
Biotechnology — 1.0%
Genmab AS, ADR*	972	19,032
Chemicals — 3.2%
Novonesis (Novozymes) B, Class B	1,053	61,136
Total Denmark		80,168
Germany — 2.8%
Biotechnology — 1.6%
BioNTech SE, ADR*	238	21,672
CureVac NV*	3,329	9,222
Total Biotechnology		30,894
Oil, Gas & Consumable Fuels — 0.3%
Verbio SE(a)	563	5,324
Pharmaceuticals — 0.9%
Bayer AG, Registered Shares	769	18,333
Total Germany		54,551
Japan — 1.6%
Biotechnology — 0.4%
Takara Bio, Inc.	1,400	7,752
Pharmaceuticals — 1.2%
Takeda Pharmaceutical Co. Ltd.	792	23,372
Total Japan		31,124
Netherlands — 1.0%
Biotechnology — 1.0%
Argenx SE, ADR*	32	18,940
Switzerland — 1.0%
Biotechnology — 1.0%
CRISPR Therapeutics AG*	573	19,499
United Kingdom — 2.6%
Biotechnology — 0.7%
Genus PLC	558	13,425
Life Sciences Tools & Services — 0.5%
Oxford Nanopore Technologies PLC*	6,376	8,419
Pharmaceuticals — 1.4%
AstraZeneca PLC, ADR	368	27,048
Total United Kingdom		48,892
United States — 82.5%
Biotechnology — 48.8%
Absci Corp.*	2,507	6,292
Agios Pharmaceuticals, Inc.*	1,224	35,863
Allogene Therapeutics, Inc.*	5,587	8,157
Alnylam Pharmaceuticals, Inc.*	137	36,993
Amgen, Inc.	107	33,336
Amicus Therapeutics, Inc.*	3,014	24,594
Arcellx, Inc.*	201	13,186
Arcturus Therapeutics Holdings, Inc.*	1,320	13,979
Arrowhead Pharmaceuticals, Inc.*	997	12,702
Beam Therapeutics, Inc.*	1,057	20,643
Biogen, Inc.*	95	13,000
Biohaven Ltd.*	417	10,025
BioMarin Pharmaceutical, Inc.*	265	18,733
Blueprint Medicines Corp.*	608	53,814
Bridgebio Pharma, Inc.*	1,554	53,722
Caribou Biosciences, Inc.*	6,143	5,609
Editas Medicine, Inc.*	4,494	5,213
Exact Sciences Corp.*	420	18,182
Fate Therapeutics, Inc.*	10,956	8,656
Geron Corp.*	13,617	21,651
Gilead Sciences, Inc.	336	37,649
Intellia Therapeutics, Inc.*	769	5,468
Ionis Pharmaceuticals, Inc.*	710	21,421
Iovance Biotherapeutics, Inc.*	4,788	15,944
Moderna, Inc.*	193	5,471
Myriad Genetics, Inc.*	1,521	13,491
Natera, Inc.*	546	77,210
Regeneron Pharmaceuticals, Inc.	35	22,198
REGENXBIO, Inc.*	1,602	11,454
REVOLUTION Medicines, Inc.*	339	11,987
Sana Biotechnology, Inc.*	2,921	4,907
Sarepta Therapeutics, Inc.*	288	18,380
Stoke Therapeutics, Inc.*	2,281	15,169
Twist Bioscience Corp.*	1,723	67,645
Ultragenyx Pharmaceutical, Inc.*	704	25,492
United Therapeutics Corp.*	112	34,526
Veracyte, Inc.*	1,331	39,464
Vericel Corp.*	1,068	47,654
Vertex Pharmaceuticals, Inc.*	77	37,331
Verve Therapeutics, Inc.*	2,195	10,031
Total Biotechnology		937,242
Chemicals — 5.4%
Corteva, Inc.	472	29,703
Dow, Inc.	528	18,438
DuPont de Nemours, Inc.	394	29,424
FMC Corp.	292	12,319
Ginkgo Bioworks Holdings, Inc.*	1,339	7,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2025

Investments	Shares	Value
Origin Materials, Inc.*	8,313	$5,517
Total Chemicals		103,033
Food Products — 4.0%
Archer-Daniels-Midland Co.	358	17,188
Beyond Meat, Inc.*(a)	2,336	7,125
Darling Ingredients, Inc.*	702	21,930
Tyson Foods, Inc., Class A	480	30,629
Total Food Products		76,872
Health Care Providers & Services — 2.4%
Labcorp Holdings, Inc.	124	28,860
NeoGenomics, Inc.*	1,886	17,898
Total Health Care Providers & Services		46,758
Health Care Technology — 0.9%
Schrodinger, Inc.*(a)	907	17,904
Life Sciences Tools & Services — 9.3%
10X Genomics, Inc., Class A*	670	5,849
Bio-Rad Laboratories, Inc., Class A*	65	15,832
Bio-Techne Corp.	330	19,348
Danaher Corp.	133	27,265
Illumina, Inc.*	179	14,202
Pacific Biosciences of California, Inc.*	6,152	7,259
QIAGEN NV	607	24,371
Repligen Corp.*	172	21,885
Tempus AI, Inc.*(a)	365	17,608
Thermo Fisher Scientific, Inc.	50	24,880
Total Life Sciences Tools & Services		178,499
Oil, Gas & Consumable Fuels — 0.2%
Green Plains, Inc.*	1,030	4,995
Pharmaceuticals — 11.5%
Bristol-Myers Squibb Co.	514	31,349
Eli Lilly & Co.	64	52,858
Johnson & Johnson	175	29,022
Merck & Co., Inc.	248	22,261
Novartis AG, Registered Shares	301	33,286
Pfizer, Inc.	698	17,687
Structure Therapeutics, Inc., ADR*	432	7,478
Zoetis, Inc.	161	26,509
Total Pharmaceuticals		220,450
Total United States		1,585,753
TOTAL COMMON STOCKS (COST: $2,845,433)		1,918,536
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $1,701)	1,701	1,701
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $29,719)	29,719	$29,719
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $2,876,853)		1,949,956
Other Liabilities less Assets — (1.5)%		(28,156)
NET ASSETS — 100.0%		$1,921,800

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $46,618 and the total market value of the collateral held by the Fund was $48,220. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,501.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,918,536	$–	$–	$1,918,536
Mutual Fund	–	1,701	–	1,701
Investment of Cash Collateral for Securities Loaned	–	29,719	–	29,719
Total Investments in Securities	$1,918,536	$31,420	$–	$1,949,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
Israel — 4.1%
Software — 4.1%
Check Point Software Technologies Ltd.*	21,295	$4,853,556
Japan — 4.4%
Software — 4.4%
Digital Arts, Inc.	16,200	723,659
Trend Micro, Inc.	67,600	4,527,311
Total Japan		5,250,970
South Korea — 3.0%
Software — 3.0%
Ahnlab, Inc.	69,030	3,492,520
United States — 88.2%
Communications Equipment — 4.0%
F5, Inc.*	17,771	4,731,884
IT Services — 16.4%
Akamai Technologies, Inc.*	58,170	4,682,685
Cloudflare, Inc., Class A*	50,429	5,682,844
Fastly, Inc., Class A*	519,934	3,291,183
Okta, Inc.*	53,769	5,657,574
Total IT Services		19,314,286
Software — 64.0%
CommVault Systems, Inc.*	30,847	4,866,423
Crowdstrike Holdings, Inc., Class A*	17,233	6,076,011
CyberArk Software Ltd.*	17,790	6,013,020
Datadog, Inc., Class A*	58,069	5,761,025
Elastic NV*	62,497	5,568,483
Fortinet, Inc.*	61,360	5,906,514
OneSpan, Inc.	113,497	1,730,829
Palo Alto Networks, Inc.*	32,497	5,545,288
Qualys, Inc.*	37,635	4,739,376
Rapid7, Inc.*	170,801	4,527,935
Rubrik, Inc., Class A*	82,783	5,048,107
SentinelOne, Inc., Class A*	314,315	5,714,247
Tenable Holdings, Inc.*	129,584	4,532,848
Varonis Systems, Inc.*	87,621	3,544,269
Zscaler, Inc.*	30,210	5,994,268
Total Software		75,568,643
Technology Hardware, Storage & Peripherals — 3.8%
NetApp, Inc.	50,804	4,462,623
Total United States		104,077,436
TOTAL COMMON STOCKS (COST: $118,115,674)		117,674,482
MUTUAL FUND — 0.3%
United States — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)
(Cost: $364,925)	364,925	364,925
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $118,480,599)		118,039,407
Other Assets less Liabilities — 0.0%		24,429
NET ASSETS — 100.0%		$118,063,836

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2025

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	4/1/2025	59,770	USD	9,000,000	JPY	$–	$(415)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$117,674,482	$–	$–	$117,674,482
Mutual Fund	–	364,925	–	364,925
Total Investments in Securities	$117,674,482	$364,925	$–	$118,039,407
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(415)	$–	$(415)
Total - Net	$117,674,482	$364,510	$–	$118,038,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
Canada — 1.4%
IT Services — 1.4%
Shopify, Inc., Class A*	58,730	$5,607,540
Israel — 2.8%
IT Services — 1.4%
Wix.com Ltd.*	34,212	5,589,556
Software — 1.4%
JFrog Ltd.*	175,784	5,625,088
Total Israel		11,214,644
United States — 95.6%
Financial Services — 4.6%
AvidXchange Holdings, Inc.*	735,562	6,237,566
PayPal Holdings, Inc.*	89,856	5,863,104
Toast, Inc., Class A*	180,016	5,971,130
Total Financial Services		18,071,800
Health Care Technology — 1.8%
Veeva Systems, Inc., Class A*	30,058	6,962,335
IT Services — 10.1%
Cloudflare, Inc., Class A*	44,678	5,034,764
DigitalOcean Holdings, Inc.*	172,766	5,768,657
Fastly, Inc., Class A*	931,399	5,895,755
MongoDB, Inc.*	24,693	4,331,152
Okta, Inc.*	73,009	7,682,007
Snowflake, Inc., Class A*	38,167	5,578,489
Twilio, Inc., Class A*	59,256	5,801,755
Total IT Services		40,092,579
Professional Services — 4.9%
Dayforce, Inc.*	105,145	6,133,108
Paycom Software, Inc.	31,852	6,959,025
Paylocity Holding Corp.*	33,156	6,211,445
Total Professional Services		19,303,578
Software — 74.2%
Adobe, Inc.*	15,231	5,841,545
Alkami Technology, Inc.*(a)	217,900	5,719,875
Appfolio, Inc., Class A*	32,040	7,045,596
Asana, Inc., Class A*	326,408	4,755,765
Atlassian Corp., Class A*	23,596	5,007,307
AvePoint, Inc.*	382,345	5,521,062
Bill Holdings, Inc.*	128,154	5,880,987
BlackLine, Inc.*	138,244	6,693,775
Box, Inc., Class A*	202,921	6,262,142
Braze, Inc., Class A*	171,532	6,188,875
C3.ai, Inc., Class A*(a)	238,207	5,014,257
Clearwater Analytics Holdings, Inc., Class A*	216,999	5,815,573
Confluent, Inc., Class A*	218,883	5,130,618
Crowdstrike Holdings, Inc., Class A*	16,640	5,866,931
CyberArk Software Ltd.*	17,712	5,986,656
Datadog, Inc., Class A*	56,764	5,631,557
Docusign, Inc.*	80,330	6,538,862
Dropbox, Inc., Class A*	253,925	6,782,337
Dynatrace, Inc.*	113,289	5,341,576
Elastic NV*	63,732	5,678,521
Five9, Inc.*	161,498	4,384,671
Freshworks, Inc., Class A*	392,099	5,532,517
Gitlab, Inc., Class A*	105,896	4,977,112
HubSpot, Inc.*	9,355	5,344,418
Intapp, Inc.*	102,640	5,992,123
Klaviyo, Inc., Class A*	162,159	4,906,931
Monday.com Ltd.*	22,559	5,485,446
nCino, Inc.*(a)	210,020	5,769,249
Olo, Inc., Class A*	990,923	5,985,175
PagerDuty, Inc.*(a)	375,175	6,854,447
Palantir Technologies, Inc., Class A*	66,918	5,647,879
Palo Alto Networks, Inc.*	35,545	6,065,399
Procore Technologies, Inc.*	82,579	5,451,866
Q2 Holdings, Inc.*	77,543	6,204,215
Qualys, Inc.*	49,681	6,256,328
RingCentral, Inc., Class A*	234,663	5,810,256
Rubrik, Inc., Class A*	97,390	5,938,842
Salesforce, Inc.	21,884	5,872,790
Samsara, Inc., Class A*	128,857	4,939,089
SentinelOne, Inc., Class A*	305,281	5,550,009
ServiceNow, Inc.*	7,210	5,740,169
Sprinklr, Inc., Class A*	763,139	6,372,211
Sprout Social, Inc., Class A*	237,801	5,229,244
SPS Commerce, Inc.*	48,080	6,381,658
Tenable Holdings, Inc.*	177,241	6,199,890
UiPath, Inc., Class A*	506,045	5,212,264
Weave Communications, Inc.*	473,467	5,250,749
Workday, Inc., Class A*	26,431	6,172,431
Workiva, Inc.*	80,283	6,094,283
Zeta Global Holdings Corp., Class A*	326,908	4,432,873
Zscaler, Inc.*	34,188	6,783,583
Total Software		293,541,934
Total United States		377,972,226
TOTAL COMMON STOCKS (COST: $496,922,118)		394,794,410
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $667,391)	667,391	667,391
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.9%
United States — 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $11,438,416)	11,438,416	11,438,416
TOTAL INVESTMENTS IN SECURITIES — 102.9% (Cost: $509,027,925)		406,900,217
Other Liabilities less Assets — (2.9)%		(11,596,738)
NET ASSETS — 100.0%		$395,303,479

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2025. At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,349,333 and the total market value of the collateral held by the Fund was $15,238,871. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,800,456.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$394,794,410	$–	$–	$394,794,410
Mutual Fund	–	667,391	–	667,391
Investment of Cash Collateral for Securities Loaned	–	11,438,416	–	11,438,416
Total Investments in Securities	$394,794,410	$12,105,807	$–	$406,900,217

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Subsequent Event — Effective April 30, 2025, the WisdomTree Dynamic Currency Hedged International Equity Fund was renamed the WisdomTree Dynamic International Equity Fund and the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund was renamed the WisdomTree Dynamic International SmallCap Equity Fund.